As filed with the Securities and Exchange Commission on December 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

DANELL DOTY
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period: April 1, 2009 through September 30, 2009

Item 1. Reports to Stockholders.

Investment Advisor
Genworth Financial Wealth Management, Inc.

SEMI-ANNUAL REPORT

September 30, 2009

ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX™ LARGE COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX™ LARGE COMPANY VALUE FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX™ SMALL COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX™ SMALL COMPANY VALUE FUND

Dear Shareholder:

Enclosed is the Semi-Annual Report of the AssetMark Funds covering the six-month period from April 1, 2009 through September 30, 2009.

The U.S. equity market began a rally in mid-March, just before the reporting period opened, resulting in double digit returns, with the S&P 500 Indexi returning 34.02% for the six-month period ending September 30, 2009.ii International equity returns were also strong, with currency gains giving U.S. investors additional return. For the same period, the MSCI EAFE Index®iii saw a 50.42% return and emerging markets tallied an impressive 63.21% return according to the MSCI Emerging Markets Index.iv

Overall, from the March 9, 2009 low through the end of the third quarter, the S&P 500 Index returned a remarkable 58.25%.

Economic and Market Recovery

It is tempting to breathe a sigh of relief and assume that we have emerged from the worst financial crisis in decades and can now get on with our investing lives. However, a little perspective may restore some caution. The one-year return for the S&P 500 Index (through September 30, 2009) was down 6.91%, and the reporting period closed approximately 29% lower than the October 2007 highs.

While the recent market rally has provided welcome relief, the damage done by the financial crisis was significant and will require careful navigating for some time to come. In fact, the rally raised new issues. Was its strength justified? Can it be sustained, and if not, will prices slide again?

Overall, we believe there are reasons to be cautious, as well as reasons for guarded optimism. Let’s take a look at areas that may help shape the market returns over the next six months.

Credit: Much of the Federal government’s activity since the financial crisis erupted has been focused on stabilizing the credit system. Credit is enormously important to the U.S. economy, fueling both business expansion and consumer spending. But despite a historically low Federal Funds Ratev and massive injections of cash into the system, we have not seen a significant increase in lending.

It may be that banks, still repairing the damage done by the financial crisis, have focused on shoring up their capital positions rather than making new loans. Investors seem to have responded favorably to this conservative approach, driving the S&P 500 Financial Sector Index up 70.35% for the period. Nonetheless, an increase in liquidity-induced business and consumer activity over the coming months may help extend the current rally.

Economic Activity: During a recession, most analysts focus on leading indicators that have historically offered early signs of where the economy is headed. For example, an upsurge in building permits may be an indicator that construction projects (and therefore materials and employment) may increase. The Conference Board’s Leading Economic Index (LEI) tracks ten indicators that may be suggestive of the potential economic direction. The LEI has been encouraging, rising five consecutive months through the September report. This rise followed a twenty-month decline that began in June 2007, the longest consecutive decline since the 1970s.vi

Other positive indicators include new and existing home sales, which have strengthened overall in recent months.vii Additionally, government stimulus spending on infrastructure has largely worked its way through the political and bidding processes and may begin to lift activity.viii Overall, a consensus seems to be growing that we have either already moved out of or are currently moving out of the recession.

Valuations: When an investor buys or sells a stock, he or she is essentially offering an opinion on whether or not a company’s future business activity will justify its current (and projected future) price. Certainly, investors have been showing a great deal of faith in the business and economic future during the rally. Will they be proven correct?

We would like to see significant sales growth to support the current rally. While consumer discretionary spending may be unlikely to return to pre-bear market levels, we may see sustained sales growth on a year-to-year basis. Similarly, expansion in China may help materials and energy-related sales, while a return of more normal lending practices may help industrials. The narrowing of price-to-sales ratios through increased sales over the next months would be a very positive sign for the economy and the market rally.

Outlook

We are emerging from an especially challenging period, but while much of the sting has been taken out of the bear market over the past six months, we believe potential opportunity and causes for anxiety will almost certainly emerge over the next six months. Whether the rally continues or falters, we will continue to manage the AssetMark Funds with a view that they are an integral component of your diversified asset allocation portfolio.

As always, we thank you for the trust you have placed in us by including the AssetMark Funds as part of your portfolio. We look forward to continuing to meet your investment needs in the months ahead.

Sincerely,

Carrie E. Hansen
President
AssetMark Funds

Investors should consider the Funds’ Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

[i]

The S&P 500 Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

ii	Source for all market data provided is Bloomberg Finance L.P.

iii

The MSCI Europe, Australia and Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

iv	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

[v]	Source: Federal Reserve Bank of New York, http://www.newyorkfed.org/markets/statistics/dlyrates/fedrate.html.

vi	Source: The Conference Board, http://www.conference-board.org/pdf_free/economics/bci/ohwhat.pdf.

vii

Source: National Association of Realtors, http://www.realtor.org/press_room/news_releases/2009/10/streak_continues (noting that pending home sales have increased for seven straight months through the end of August; September numbers are not yet available).

viii	Source: Recovery.gov, http://www.recovery.gov/pages/textview.aspx?data=homeMap (displaying funds announced, available and paid out as a result of the American Recovery and Reinvestment Act of 2009).

49899 100309

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Large Cap Growth Fund	-3.82%	-1.53%	-2.52%
Russell 1000 Growth Index	-1.85%	1.86%	-0.91%
Lipper Large-Cap Growth Funds Index	-1.56%	1.51%	-1.54%

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 32.63%, outperforming the Russell 1000 Growth Index at 32.58% and trailed the Lipper Large-Cap Growth Funds Index at 34.11%.

•

The benefit from being exposed to companies with lower price-to-book ratios than the average of the index was counteracted by poor security selection as a higher quality bias detracted from absolute returns as lower quality securities continued to rally from their lows.

•	Overweight exposure to energy, financials and consumer discretionary contributed positively to performance but was counterbalanced by an underweight to consumer staples, which detracted from returns.

•	Technology securities Apple and Google were among the top performers, but Qualcomm lagged as investors favored higher growth securities.

Components of Portfolio Holdings*

*	Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.16
2	Microsoft Corp.	3.91
3	Cisco Systems, Inc.	2.93
4	Google, Inc.	2.27
5	Hewlett Packard Co.	2.17
6	International Business Machines Corp.	2.01
7	Oracle Corp.	1.85
8	QUALCOMM, Inc.	1.85
9	Philip Morris International, Inc.	1.73
10	PepsiCo, Inc.	1.62

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Large Cap Value Fund	-15.23%	-3.51%	-1.18%
Russell 1000 Value Index	-10.62%	0.90%	1.81%
Lipper Large-Cap Value Funds Index	-6.10%	0.99%	0.65%

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 38.48%, outperforming the Russell 1000 Value Index at 37.99% and outperformed the Lipper Large-Cap Value Funds Index at 34.84%.

•

Stock selection was the main driver of the strong returns, and was especially strong within the energy sector, where exploration and production companies were emphasized over refiners. Occidental Petroleum was among the largest contributors to returns.

•	Financials were also among the top performers over the period, namely American Express, Prudential and Wells Fargo, although the underweight exposure to the sector detracted from returns.

•	Exposure to companies with higher price-to-book ratios than the index average detracted from returns as the cheapest stocks with the lowest price-to-book ratios rallied during the period.

Components of Portfolio Holdings*

*	Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apache Corp.	2.94
2	Occidental Petroleum Corp.	2.76
3	Pfizer, Inc.	2.30
4	Microsoft Corp.	2.23
5	Devon Energy Corp.	2.15
6	Johnson & Johnson	2.10
7	Chevron Corp.	1.85
8	CVS Corp.	1.76
9	Wells Fargo & Co.	1.73
10	American Express Co.	1.68

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP GROWTH INDEX – Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP GROWTH FUNDS INDEX – The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally invest in securities that have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Small/Mid Cap Growth Fund	-9.31%	-0.20%	-1.29%
Russell 2500 Growth Index	-3.08%	3.74%	1.61%
Russell Mid-Cap Growth Index	-0.40%	3.75%	1.79%
Lipper Small-Cap Growth Funds Index	-3.75%	2.01%	0.32%
Lipper Mid-Cap Growth Funds Index	-0.38%	4.89%	1.29%

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 35.51%, trailing the Russell 2500 Growth Index at 42.70% and trailed the Lipper Small- and Mid-Cap Growth Funds Indices at 39.74% and 41.19%, respectively.

•	Security selection was the main driver of the significant underperformance over the period. Biotechnology holdings within the health care sector were especially damaging to returns.

•

Exposure to stocks exhibiting greater long-term price momentum, a higher quality characteristic that demonstrates stability, was significantly detrimental to performance. Additionally, a larger average market capitalization also detracted from returns as the cheapest and smallest capitalization companies rallied.

•	Priceline.Com, Inc. and Green Mountain Coffee Roasters, Inc. were top performers as both are levered to consumer spending.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	TransDigm Group, Inc.	1.89
2	Green Mountain Coffee Roasters, Inc.	1.82
3	Terex Corp.	1.61
4	Polycom, Inc.	1.56
5	Alliance Data Systems Corp.	1.40
6	MSCI, Inc.	1.26
7	Solutia, Inc.	1.25
8	Bucyrus International, Inc.	1.18
9	Priceline.com, Inc.	1.12
10	Blackboard, Inc.	1.08

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP VALUE INDEX – Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP VALUE FUNDS INDEX – The Lipper Mid-Cap Value Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Small/Mid Cap Value Fund	-2.61%	-0.34%	2.68%
Russell 2500 Value Index	-8.33%	2.51%	5.94%
Russell Mid-Cap Value Index	-7.12%	3.53%	5.88%
Lipper Small-Cap Value Funds Index	-4.42%	3.02%	6.27%
Lipper Mid-Cap Value Funds Index	-1.48%	3.06%	4.90%

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 44.74%, trailing the Russell 2500 Value Index at 45.80% and trailed the Lipper Small- and Mid-Cap Value Funds Indices at 48.06% and 46.28%, respectively.

•

Security selection drove the underperformance, while sector selection was marginally beneficial to returns. Exposure to companies with a higher price-to-book ratios and larger market caps than the index average was the main driver of the lagging return.

•	An emphasis of higher quality financials detracted from returns, specifically for Hudson City Bancorp, Capitol Federal Financial, Plum Creek Timber Co. and UMB Financial Corp.

•	Overweight exposures to energy, materials and finanicals benefited returns over the period.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Plum Creek Timber Co., Inc.	1.77
2	Jefferies Group, Inc.	1.73
3	White Mountains Insurance Group Ltd.	1.73
4	Leucadia National Corp.	1.64
5	Oneok, Inc.	1.62
6	Foot Locker, Inc.	1.56
7	UMB Financial Corp.	1.52
8	Vail Resorts, Inc.	1.52
9	CenturyTel, Inc.	1.46
10	Hudson City Bancorp, Inc.	1.38

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

MSCI EAFE® INDEX – The MSCI Europe, Australia and Far East Index (MSCI EAFE®) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed countries, excluding the US & Canada.

LIPPER INTERNATIONAL FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark International Equity Fund	-6.60%	3.22%	2.68%
MSCI EAFE® Index	3.80%	6.57%	5.48%
Lipper International Funds Index	4.05%	7.19%	5.75%

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 42.24%, trailing the EAFE Index at 50.42% and trailing the Lipper International Large Cap Core Index at 46.44%.

•	Security selection was the main driver of the underperformance as the fund emphasized higher quality companies, which signifcantly underperformed in the low quality rally.

•

Exposure to stocks with higher market caps, lower volatility, higher price-to-book ratios and greater long-term price momentum, all characteristics demonstrating the stability of high quality companies, was detrimental to returns.

•	Overweight exposure to technology and exposure to Asia ex-Japan and some emerging markets was beneficial to returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	BP Plc	3.58
2	GlaxoSmithKline Plc	3.11
3	Banco Santander Central Hispano SA	2.82
4	Toyota Motor Corp.	2.67
5	France Telecom SA	2.61
6	Societe Generale SA	2.39
7	Saint-Gobain SA	2.33
8	Unilever Plc	2.30
9	Canon, Inc.	2.05
10	Novartis AG	2.03

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

DOW JONES U.S. SELECT REIT INDEX – The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity.

FTSE NATIONAL ASSOCIATION of REITS EQUITY INDEX – The FTSE National Association of REITs Equity Index is an unmanaged Index that measures the performance of all publicly traded equity real estate investment trusts traded on U.S. exchanges.

LIPPER REAL ESTATE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Real Estate Securities Fund	-35.72%	-1.35%	5.07%
Dow Jones U.S. Select REIT Index	-29.24%	1.17%	7.07%
FTSE National Association of REITs Equity Index	-28.40%	1.40%	7.25%
Lipper Real Estate Funds Index	-26.08%	1.35%	7.10%

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 67.38%, trailing the FTSE National Association of REITs Equity Index at 78.70% and the Lipper Real Estate Index at 69.21%.

•	The fund largely underperformed due to the timing of cash flows out of the fund due to a strategist reallocation out of REITs during a period when REITs significantly rallied.

•

The higher quality bias inherent in the fund, demonstrated by higher price-to-book ratios, larger market capitalization and exposure to securities with lower volatility and greater long-term price momentum, was detrimental to returns.

•	Security selection was neutral overall but Simon Property Group, one of the largest holdings, was the best performer followed by Macerich and Vornado.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Simon Property Group, Inc.	10.43
2	Vornado Realty Trust	6.35
3	Public Storage, Inc.	5.10
4	Equity Residential	4.86
5	Boston Properties, Inc.	4.58
6	HCP, Inc.	4.16
7	Digital Realty Trust, Inc.	3.67
8	Health Care REIT, Inc.	3.42
9	AvalonBay Communities, Inc.	3.30
10	Nationwide Health Properties, Inc.	3.28

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX – The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a date after December 31, 1990, and must be at least one year from their maturity date.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX – The Lipper Intermediate Municipal Bond Fund Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Tax-Exempt Fixed Income Fund	12.78%	2.85%	3.67%
Barclays Capital U.S. Municipal Bond Index	14.85%	4.78%	5.34%
Lipper Intermediate Municipal Bond Funds Index	11.38%	3.74%	4.27%

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 10.04%, outperforming the Barclays Capital U.S. Municipal Bond Index at 9.38% and the Lipper Intermediate Muni Index at 7.82%.

•	Both security selection and exposure to longer-term maturities benefited returns over the period.

•	Holding A- and BBB-rated issues within the investment grade sector benefited performance, in addition to lighter exposure to pre-refunded bonds also benefited performance.

•	While security selection was generally positive, owning tobacco dampened performance during the first few months of the period.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured, 5.50%, 08/01/2019	1.90
2	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured, 5.75%, 12/01/2026	1.81
3	North Carolina Eastern Municipal Power Agency, Series B, Refunding Revenue Bond, FGIC Insured, 6.00%, 01/01/2022	1.60
4	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured, 5.00%, 01/01/2026	1.57
5	Lombard Public Facilities, Series B, Revenue Bond, 5.25%, 01/01/2030	1.47
6	Chicago, GO, 5.00%, 12/01/2024	1.46
7	North East Independent School District, GO, 5.25%, 02/01/2027	1.30
8	Wisconsin, Series A, Refunding, Revenue Bond, 6.00%, 05/01/2033	1.25
9	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.38%, 02/01/2015	1.23
10	Southwestern Illinois Development Authority, Revenue Bond, 5.75%, 02/01/2029	1.20

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX – An unmanaged index which measures the performance of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX – The Lipper Intermediate Investment-Grade Debt Funds Index is an index of portfolios that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Core Plus Fixed Income Fund	10.95%	3.62%	4.54%
Barclays Capital U.S. Aggregate Bond Index	10.56%	5.13%	5.81%
Lipper Intermediate Investment-Grade Debt Funds Index	12.36%	4.13%	5.08%

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 14.14%, outperforming the Barclays Capital U.S. Aggregate Bond Index at 5.59% and outperformed the Lipper Intermediate Investment-Grade Debt Funds Index at 12.04%.

•	Overweight to non-treasury sectors led to the signficant outperformance as investors risk appetite increased.

•	Credit exposure, especially a bias towards financials, and mortgage-backed securities exposure, specifically non-agency mortgage-backed securities, was beneficial to returns.

•	While the fund had exposure to high yield bonds, underweight exposure to issues with the highest default probability dampened returns as these were the top performers.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	FNMA Pool# TBA, 6.00%, 01/13/2039	2.86
2	FNMA Pool# 832738, 5.50%, 09/01/2035	1.81
3	New Valley Generation Series 2001-1, 5.57%, 05/01/2020	1.43
4	FNMA Pool# 735224, 5.50%, 02/01/2035	1.24
5	FNMA Pool# TBA, 5.50%, 10/15/2024	0.96
6	FHLMC Pool# A8-6956, 5.00%, 06/01/2039	0.93
7	U.S. Treasury Bond, 3.50%, 02/15/2039	0.87
8	FNMA Pool# 820345, 5.00%, 09/01/2035	0.85
9	U.S. Treasury Note, 1.63%, 01/15/2015	0.80
10	FNMA Pool# TBA, 6.00%, 12/01/2037	0.76

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund	-1.88%	-7.08%
Russell 1000 Growth Index	-1.85%	-8.77%
Lipper Large-Cap Growth Funds Index	-1.56%	-9.08%

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 31.97%, trailing the Russell 1000 Growth Index at 32.58% and trailing the Lipper Large Cap-Growth Funds Index at 34.11%.

•	The value added from the fundamental factors was counteracted due to sector exposure.

•	The largest drag on performance was the fund’s signficant underweight exposure to technology, although Microsoft and Apple were among the top contributors to performance.

•

Of the fundamental factors, exposure to companies with lower price-to-book ratios, lower price-to-earnings ratios and stocks exhibiting lower long-term price momentum relative to the index strongly benefited returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Exxon Mobil Corp.	7.42
2	Microsoft Corp.	3.90
3	Wal-Mart Stores, Inc.	3.27
4	Johnson & Johnson	2.50
5	AT&T, Inc.	2.40
6	Chevron Corp.	1.99
7	Hewlett Packard Co.	1.87
8	General Electric Co.	1.73
9	Intel Corp.	1.51
10	Goldman Sachs Group, Inc.	1.42

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund	-4.52%	-14.72%
Russell 1000 Value Index	-10.62%	-14.31%
Lipper Large-Cap Value Funds Index	-6.10%	-12.57%

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 56.72%, outperforming the Russell 1000 Value Index at 37.99% and the Lipper Large-Cap Value Funds Index at 34.84%.

• Fundamental factors were the strongest drivers of returns over the period. Security positioning and sector exposures were also additive to performance.

•

Exposure to companies with lower price-to-book ratios relative to the index average was the strongest fundamental factor driving returns. Exposure to smaller cap companies and securities that exhibited lower long-term price momentum and higher volatility was also beneficial to returns.

•

Overweight exposure to economically sensitive sectors, like financials and consumer discretionary proved positive as the sectors moved off their lows. An underweight exposure to energy detracted from returns, specifically lower exposure to exploration and production companies.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	ConocoPhillips	4.08
2	Pfizer, Inc.	3.60
3	Verizon Communications, Inc.	2.81
4	Citigroup, Inc.	2.52
5	Bank of America Corp.	2.49
6	Altria Group, Inc.	1.99
7	JPMorgan Chase & Co.	1.92
8	Valero Energy Corp.	1.47
9	Time Warner, Inc.	1.39
10	Travelers Companies, Inc.	1.20

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund	5.11%	-4.45%
Russell 2000 Growth Index	-6.32%	-9.94%
Lipper Small-Cap Growth Funds Index	-3.75%	-12.21%

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 55.50%, outperforming the Russell 2000 Growth Index 43.06% and the Lipper Small-Cap Growth Funds Index at 39.74%.

• Fundamental factors were the sole driver of returns. The benefit to returns from sector exposures was counteracted by the sizing of security positions.

•

Exposure to companies with lower long-term price momentum relative to the index was a significant driver of returns. Holding securities trading at a lower price-to-book ratio and lower price-to-earnings ratio relative to the index average was also beneficial.

•

Overweight exposure to financials, industrials and energy benefited returns over the period. However, holding companies like Otter Tail, National Penn Bancshares and Energysolutions detracted from returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Guess?, Inc.	0.84
2	EXCO Resources, Inc.	0.63
3	salesforce.com, inc.	0.62
4	ResMed, Inc.	0.61
5	Navigators Group, Inc.	0.56
6	Comstock Resources, Inc.	0.55
7	Investment Technology Group, Inc.	0.53
8	SVB Financial Group	0.53
9	AMN Healthcare Services, Inc.	0.49
10	Sauer-Danfoss, Inc.	0.46

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund	-4.30%	-12.95%
Russell 2000 Value Index	-12.61%	-10.51%
Lipper Small-Cap Value Funds Index	-4.42%	-8.86%

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2009, the fund returned 76.03%, outperforming the Russell 2000 Value Index at 44.79% and outperformed the Lipper Small-Cap Value Funds Index at 48.06%.

• Fundamental factors were the strongest drivers of returns over the period. Security positioning and sector exposures were also additive to performance.

•

Exposure to stocks exhibiting greater long-term price momentum and companies with lower price-to-book ratios relative to the index average provided the largest value-add. Holding companies with low market cap and higher volatility relative to the index average was also beneficial.

• Lithia Motos, Select Comfort Corp, and Valassis Communications were the top contributors to performance and an overweight exposure to consumer discretionary was additive to returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	El Paso Electric Co.	0.80
2	Callaway Golf Co.	0.67
3	HealthSpring, Inc.	0.65
4	Wright Express Corp.	0.58
5	UIL Holdings Corp.	0.56
6	Orbitz Worldwide, Inc.	0.56
7	Wabash National Corp.	0.54
8	Georgia Gulf Corp.	0.53
9	Belden, Inc.	0.52
10	Baldwin & Lyons, Inc.	0.52

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
September 30, 2009

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (April 1, 2009 – September 30, 2009) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2009

		Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio[1] based on the period April 1, 2009 - September 30, 2009	Expenses Paid During Period[2] April 1, 2009 - September 30, 2009

AssetMark Large Cap	Actual	$1,000.00	$1,326.30	1.48%	$ 8.63
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.65	1.48%	$ 7.49

AssetMark Large Cap	Actual	$1,000.00	$1,384.80	1.45%	$ 8.67
Value Fund	Hypothetical[3]	$1,000.00	$1,017.80	1.45%	$ 7.33

AssetMark Small/Mid Cap	Actual	$1,000.00	$1,355.10	1.64%	$ 9.68
Growth Fund	Hypothetical[3]	$1,000.00	$1,016.85	1.64%	$ 8.29

AssetMark Small/Mid Cap	Actual	$1,000.00	$1,447.40	1.62%	$ 9.94
Value Fund	Hypothetical[3]	$1,000.00	$1,016.95	1.62%	$ 8.19

AssetMark International	Actual	$1,000.00	$1,422.40	1.58%	$ 9.59
Equity Fund	Hypothetical[3]	$1,000.00	$1,017.15	1.58%	$ 7.99

AssetMark Real Estate	Actual	$1,000.00	$1,673.80	1.67%	$11.19
Securities Fund	Hypothetical[3]	$1,000.00	$1,016.70	1.67%	$ 8.44

Assetmark Tax-Exempt	Actual	$1,000.00	$1,100.40	1.29%	$ 6.79
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.29%	$ 6.53

AssetMark Core Plus	Actual	$1,000.00	$1,141.40	1.28%	$ 6.87
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.65	1.28%	$ 6.48

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,319.70	1.26%	$ 7.33
IndexTM Large Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.75	1.26%	$ 6.38

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,567.20	1.87%	$12.03
IndexTM Large Company Value Fund	Hypothetical[3]	$1,000.00	$1,015.69	1.87%	$ 9.45

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,555.00	1.32%	$ 8.45
IndexTM Small Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.45	1.32%	$ 6.68

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,760.30	1.55%	$10.73
IndexTM Small Company Value Fund	Hypothetical[3]	$1,000.00	$1,017.30	1.55%	$ 7.84

[1]	The expense ratio excludes the securities lending credit.
[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

[3]	5% return before expenses.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 102.18%
	Aerospace & Defense - 4.15%
10,400	General Dynamics Corp.	$671,840
28,700	Honeywell International, Inc.	1,066,205
24,100	Lockheed Martin Corp.	1,881,728
32,570	Precision Castparts Corp. (b)	3,317,906
47,840	United Technologies Corp.	2,914,891

		9,852,570

	Air Freight & Logistics - 0.63%
20,390	Expeditors International
	Washington, Inc. (b)	716,709
13,700	United Parcel Service, Inc.	773,639

		1,490,348

	Beverages - 2.91%
19,400	The Coca-Cola Company	1,041,780
37,900	Dr Pepper Snapple Group, Inc. (a)	1,089,625
18,800	Molson Coors Brewing Co.	915,184
65,600	PepsiCo, Inc.	3,848,096

		6,894,685

	Biotechnology - 3.26%
6,410	Alexion Pharmaceuticals, Inc. (a)	285,502
57,380	Amgen, Inc. (a)	3,455,997
8,630	Celgene Corp. (a)(b)	482,417
75,550	Gilead Sciences, Inc. (a)	3,519,119

		7,743,035

	Capital Markets - 3.82%
32,600	Ameriprise Financial, Inc.	1,184,358
21,073	The Bank of New York
	Mellon Corp.	610,906
4,230	BlackRock, Inc. (b)	917,149
80,100	The Charles Schwab Corp. (b)	1,533,915
16,270	Franklin Resources, Inc. (b)	1,636,762
14,020	Goldman Sachs Group, Inc. (b)	2,584,587
18,860	Morgan Stanley (b)	582,397

		9,050,074

	Chemicals - 2.00%
13,000	Air Products & Chemicals, Inc.	1,008,540
24,490	FMC Corp.	1,377,562
22,100	Mosaic Co.	1,062,347
15,940	Praxair, Inc.	1,302,139

		4,750,588

Number of Shares		Value

	Commercial Banks - 1.40%
21,800	SunTrust Banks, Inc. (b)	$491,590
100,000	Wells Fargo & Co.	2,818,000

		3,309,590

	Commercial Services & Supplies - 0.57%
18,200	Apollo Group, Inc. (a)(b)	1,340,794

	Communications Equipment - 5.16%
295,020	Cisco Systems, Inc. (a)	6,944,771
16,950	Juniper Networks, Inc. (a)(b)	457,989
97,390	QUALCOMM, Inc.	4,380,602
6,560	Research In Motion Ltd. (a)	443,128

		12,226,490

	Computers & Peripherals - 9.19%
53,270	Apple, Inc. (a)	9,874,660
66,350	EMC Corp. (a)	1,130,604
109,050	Hewlett Packard Co. (b)	5,148,250
39,880	International Business
	Machines Corp.	4,770,047
40,100	SanDisk Corp. (a)	870,170

		21,793,731

	Construction & Engineering - 0.87%
26,600	Fluor Corp.	1,352,610
15,400	Jacobs Engineering Group, Inc. (a)	707,630

		2,060,240

	Construction Materials - 0.10%
4,500	Vulcan Materials Co. (b)	243,315

	Containers & Packaging - 0.45%
28,600	Owens-Illinois, Inc. (a)	1,055,340

	Diversified Consumer Services - 0.41%
8,700	ITT Educational Services, Inc. (a)	960,567

	Diversified Financial Services - 0.98%
7,730	Intercontinental Exchange, Inc. (a)	751,279
25,400	JPMorgan Chase & Co.	1,113,028
15,670	MSCI, Inc. (a)	464,145

		2,328,452

	Electric Utilities - 0.91%
51,480	The AES Corp. (a)	762,934
17,600	Entergy Corp.	1,405,536

		2,168,470

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electrical Equipment - 0.95%
23,050	ABB Ltd. - ADR	$461,922
13,760	AMETEK, Inc.	480,362
18,800	Emerson Electric Co.	753,504
3,720	First Solar, Inc. (a)(b)	568,639

		2,264,427

	Electronic Equipment & Instruments - 0.42%
6,840	Amphenol Corp.	257,731
28,800	Avnet, Inc. (a)	747,936

		1,005,667

	Energy Equipment & Services - 3.24%
15,360	Cameron International Corp. (a)(b)	580,915
64,200	Nabors Industries Ltd. (a)	1,341,780
71,900	National-Oilwell Varco, Inc. (a)(b)	3,101,047
21,400	Schlumberger Ltd.	1,275,440
16,070	Transocean Ltd. (a)	1,374,467

		7,673,649

	Food & Staples Retailing - 2.85%
22,500	BJ’s Wholesale Club, Inc. (a)	814,950
77,230	CVS Corp. (b)	2,760,200
64,720	Wal-Mart Stores, Inc.	3,177,105

		6,752,255

	Food Products - 1.37%
45,900	Archer Daniels Midland Co.	1,341,198
14,140	General Mills, Inc.	910,333
27,900	Hormel Foods Corp.	991,008

		3,242,539

	Health Care Equipment & Supplies - 3.61%
5,110	Alcon, Inc. (b)	708,604
13,840	Baxter International, Inc.	789,018
33,600	DENTSPLY International, Inc.	1,160,544
12,930	Illumina, Inc. (a)(b)	549,525
46,100	Medtronic, Inc.	1,696,480
69,600	St. Jude Medical, Inc. (a)	2,715,096
20,700	Stryker Corp.	940,401

		8,559,668

Number of Shares		Value

	Health Care Providers & Services - 2.20%
16,900	Aetna, Inc.	$470,327
13,190	Express Scripts, Inc. (a)	1,023,280
23,200	Humana, Inc. (a)	865,360
16,100	Laboratory Corporation of America
	Holdings (a)	1,057,770
50,700	UnitedHealth Group, Inc.	1,269,528
11,200	Wellpoint, Inc. (a)	530,432

		5,216,697

	Hotels, Restaurants & Leisure - 0.70%
21,220	Carnival Corp.	706,202
15,800	Darden Restaurants, Inc.	539,254
7,120	McDonald’s Corp.	406,338

		1,651,794

	Household Products - 2.07%
11,150	Church & Dwight, Inc.	632,651
16,410	Colgate-Palmolive Co. (b)	1,251,755
26,500	Kimberly-Clark Corp.	1,562,970
25,350	Procter & Gamble Co.	1,468,272

		4,915,648

	Industrial Conglomerates - 0.29%
9,470	3M Co.	698,886

	Insurance - 1.20%
15,350	Aflac, Inc. (b)	656,059
32,300	Axis Capital Holdings Ltd.	974,814
22,200	Hartford Financial Services
	Group, Inc.	588,300
12,700	Prudential Financial, Inc.	633,857

		2,853,030

	Internet & Catalog Retail - 1.52%
30,220	Amazon.com, Inc. (a)(b)	2,821,339
14,810	eBay, Inc. (a)	349,664
9,200	NetFlix, Inc. (a)(b)	424,764

		3,595,767

	Internet Software & Services - 3.03%
10,880	Google, Inc. (a)(b)	5,394,848
14,400	Sohu.com, Inc. (a)(b)	990,432
33,900	VeriSign, Inc. (a)	803,091

		7,188,371

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	IT Services - 2.96%
65,500	Accenture Plc Ireland	$2,441,185
15,100	Cognizant Technology Solutions
	Corp. (a)	583,766
6,300	Mastercard, Inc.	1,273,545
20,660	Visa, Inc. (b)	1,427,813
68,200	The Western Union Co.	1,290,344

		7,016,653

	Life Sciences Tools & Services - 0.14%
15,580	QIAGEN N.V. (a)	331,542

	Machinery - 2.27%
18,420	Cummins, Inc.	825,400
11,470	Danaher Corp.	772,160
13,000	Deere & Co.	557,960
59,685	Dover Corp.	2,313,391
17,700	Parker Hannifin Corp.	917,568

		5,386,479

	Media - 1.18%
28,970	Comcast Corp. (b)	489,303
14,600	The DIRECTV Group, Inc. (a)(b)	402,668
27,700	Omnicom Group, Inc.	1,023,238
30,450	Time Warner, Inc.	876,351

		2,791,560

	Metals & Mining - 0.99%
8,000	BHP Billiton Ltd. - ADR (b)	528,080
16,570	Freeport-McMoran Copper &
	Gold, Inc.	1,136,868
18,300	Peabody Energy Corp.	681,126

		2,346,074

	Multiline Retail - 1.92%
30,100	Big Lots, Inc. (a)	753,102
34,160	Kohl’s Corp. (a)(b)	1,948,828
59,700	Macy’s, Inc.	1,091,913
16,200	Target Corp.	756,216

		4,550,059

	Oil & Gas - 3.17%
17,500	Alpha Natural Resources, Inc. (a)	614,250
16,600	Apache Corp.	1,524,378
25,375	Hess Corp.	1,356,547
24,500	Occidental Petroleum Corp.	1,920,800

Number of Shares		Value

	Oil & Gas (Continued)
30,500	Southwestern Energy Co. (a)(b)	$1,301,740
16,200	Ultra Petroleum Corp. (a)	793,152

		7,510,867

	Personal Products - 0.32%
22,530	Avon Products, Inc.	765,119

	Pharmaceuticals - 6.63%
71,590	Abbott Laboratories	3,541,557
14,780	Allergan, Inc.	838,913
109,000	Bristol Myers Squibb Co.	2,454,680
58,910	Eli Lilly & Co. (b)	1,945,797
34,700	Forest Laboratories, Inc. (a)	1,021,568
32,800	Genzyme Corp. (a)(b)	1,860,744
14,000	Johnson & Johnson	852,460
64,400	Schering Plough Corp.	1,819,300
27,410	Teva Pharmaceutical Industries,
	Ltd. - ADR (b)	1,385,850

		15,720,869

	Professional Services - 0.55%
23,200	Manpower, Inc.	1,315,672

	Road & Rail - 1.16%
17,500	CSX Corp.	732,550
39,400	J.B. Hunt Transport Services, Inc.	1,265,922
13,100	Union Pacific Corp.	764,385

		2,762,857

	Semiconductor & Semiconductor Equipment - 4.04%
28,350	Broadcom Corp. (a)(b)	870,061
131,890	Intel Corp.	2,581,087
24,400	Linear Technology Corp. (b)	674,172
31,840	Marvell Technology Group Ltd. (a)	515,490
25,800	Microchip Technology, Inc. (b)	683,700
27,450	NVIDIA Corp. (a)(b)	412,574
155,900	ON Semiconductor Corp. (a)	1,286,175
40,979	Taiwan Semiconductor
	Manufacturing Co., Ltd. - ADR (b)	449,130
89,400	Texas Instruments, Inc. (b)	2,117,886

		9,590,275

	Software - 7.70%
71,700	Activision Blizzard, Inc. (a)	888,363
22,540	Adobe Systems, Inc. (a)(b)	744,721
41,800	BMC Software, Inc. (a)	1,568,754

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Software (Continued)
25,820	Check Point Software
	Technologies (a)(b)	$731,997
17,000	Citrix Systems, Inc. (a)(b)	666,910
358,400	Microsoft Corp.	9,278,976
210,270	Oracle Corp. (b)	4,382,027

		18,261,748

	Specialty Retail - 4.85%
37,950	Best Buy Co., Inc. (b)	1,423,884
27,100	GameStop Corp. (a)	717,337
139,520	The Gap Inc.	2,985,728
67,450	Lowe’s Companies, Inc.	1,412,403
105,400	Office Depot, Inc. (a)	697,748
22,300	Ross Stores, Inc. (b)	1,065,271
58,375	Staples, Inc.	1,355,468
32,400	The TJX Companies, Inc.	1,203,660
21,400	Urban Outfitters, Inc. (a)(b)	645,638

		11,507,137

	Textiles, Apparel & Luxury Goods - 1.06%
32,400	Coach, Inc.	1,066,608
22,340	Nike, Inc.	1,445,398

		2,512,006

	Tobacco - 2.63%
120,700	Altria Group, Inc. (b)	2,149,667
84,100	Philip Morris International, Inc.	4,099,034

		6,248,701

	Wireless Telecommunication Services - 0.35%
23,070	American Tower Corp. (a)	839,748

	Total Common Stocks
	(Cost $210,414,047)	242,344,053

	MANAGEMENT INVESTMENT COMPANIES - 0.41%
	Exchange Traded Fund - 0.41%
20,800	iShares Russell 1000 Growth
	Index Fund	963,248

	Total Management Investment Companies (Cost $966,626)	963,248

	SHORT TERM INVESTMENTS - 0.74%
	Money Market Funds - 0.74%
1,755,355	Federated Prime Obligations Fund,
	0.220%	1,755,355

	Total Short Term Investments (Cost $1,755,355)	1,755,355

Principal Amount		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 13.81%
	Corporate Paydown Securities - 2.77%
$6,215,547	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (c)	$3,443,923
7,033,380	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (c)	3,130,325

	Total Corporate Paydown Securities
	(Cost $13,248,927)	6,574,248

Number of Shares

	Money Market Funds - 11.04%
25,421,949	Mount Vernon Prime Portfolio,
	0.291%	25,421,949
893,211	Reserve Primary Fund (c)	751,637

	Total Money Market Funds
	(Cost $26,315,160)	26,173,586

Principal Amount

	Cash - 0.00%
$4,310	Cash	4,310

	Total Cash
	(Cost $4,310)	4,310

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $39,568,397)	32,752,144

	Total Investments
	(Cost $252,704,425) - 117.14%	277,814,800
	Liabilities in Excess of Other
	Assets - (17.14)%	(40,652,489)

	TOTAL NET ASSETS - 100.00%	$237,162,311

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $7,325,885, which represent 3.09% of total net assets.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 98.41%
	Aerospace & Defense - 2.90%
66,400	Northrop Grumman Corp.	$3,436,200
18,785	Raytheon Co.	901,116
35,945	United Technologies Corp.	2,190,129

		6,527,445

	Air Freight & Logistics - 0.54%
16,100	FedEx Corp.	1,211,042

	Airlines - 0.45%
104,920	Southwest Airlines Co.	1,007,232

	Auto Components - 0.49%
43,400	Johnson Controls, Inc.	1,109,304

	Automobiles - 0.83%
81,450	Harley-Davidson, Inc. (b)	1,873,350

	Beverages - 1.48%
15,840	Diageo PLC - ADR	974,001
26,100	Molson Coors Brewing Co.	1,270,548
18,310	PepsiCo, Inc. (b)	1,074,065

		3,318,614

	Capital Markets - 2.63%
14,970	Ameriprise Financial, Inc.	543,860
101,815	The Bank of New York Mellon Corp.	2,951,617
7,000	Goldman Sachs Group, Inc.	1,290,450
36,400	Morgan Stanley (b)	1,124,032

		5,909,959

	Chemicals - 0.54%
20,800	PPG Industries, Inc.	1,210,768

	Commercial Banks - 2.98%
26,800	PNC Financial Services Group	1,302,212
37,220	SunTrust Banks, Inc. (b)	839,311
30,160	U.S. Bancorp (b)	659,298
138,100	Wells Fargo & Co. (b)	3,891,658

		6,692,479

	Commercial Services & Supplies - 2.02%
28,500	Avery Dennison Corp.	1,026,285
14,150	The Dun & Bradstreet Corporation	1,065,778
22,850	H&R Block, Inc.	419,983
68,400	Waste Management, Inc.	2,039,688

		4,551,734

	Communications Equipment - 0.58%
55,775	Cisco Systems, Inc. (a)	1,312,943

Number of Shares		Value

	Computers & Peripherals - 2.46%
59,670	Dell, Inc. (a)(b)	$910,564
49,200	Hewlett Packard Co.	2,322,732
19,200	International Business Machines Corp.	2,296,512

		5,529,808

	Construction & Engineering - 0.24%
10,570	Fluor Corp.	537,484

	Construction Materials - 0.20%
8,261	Vulcan Materials Co. (b)	446,672

	Consumer Finance - 1.68%
111,745	American Express Co. (b)	3,788,155

	Containers & Packaging - 0.61%
69,650	Sealed Air Corp.	1,367,230

	Diversified Financial Services - 1.84%
84,628	JPMorgan Chase & Co.	3,708,399
21,050	Moody’s Corp. (b)	430,683

		4,139,082

	Diversified Telecommunication Services - 3.55%
132,600	AT&T Inc.	3,581,526
33,300	CenturyTel, Inc.	1,118,880
108,200	Verizon Communications, Inc.	3,275,214

		7,975,620

	Electric Utilities - 1.53%
102,700	Edison International	3,448,666

	Electrical Equipment - 0.53%
29,600	Emerson Electric Co.	1,186,368

	Electronic Equipment & Instruments - 0.36%
28,750	Agilent Technologies, Inc. (a)(b)	800,112

	Energy Equipment & Services - 2.63%
36,600	Diamond Offshore Drilling, Inc. (b)	3,496,032
40,500	Halliburton Co.	1,098,360
15,367	Transocean Ltd. (a)	1,314,340

		5,908,732

	Food & Staples Retailing - 4.97%
51,750	Costco Wholesale Corp. (b)	2,921,805
110,537	CVS Corp. (b)	3,950,593
104,900	Safeway, Inc.	2,068,628
46,245	SYSCO Corp. (b)	1,149,188
22,200	Wal-Mart Stores, Inc.	1,089,798

		11,180,012

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food Products - 1.04%
55,595	ConAgra Foods, Inc.	$1,205,300
17,640	General Mills, Inc. (b)	1,135,663

		2,340,963

	Health Care Equipment & Supplies - 2.49%
20,690	Baxter International, Inc.	1,179,537
8,000	Becton, Dickinson & Co.	558,000
36,220	CareFusion Corp. (a)	789,596
83,610	Medtronic, Inc. (b)	3,076,848

		5,603,981

	Health Care Providers & Services - 2.29%
124,600	Cardinal Health, Inc.	3,339,280
4,000	Express Scripts, Inc. (a)	310,320
59,715	UnitedHealth Group, Inc.	1,495,264

		5,144,864

	Hotels, Restaurants & Leisure - 0.92%
36,160	McDonald’s Corp.	2,063,651

	Household Durables - 0.55%
29,000	Fortune Brands, Inc.	1,246,420

	Household Products - 2.73%
55,095	Kimberly-Clark Corp.	3,249,503
49,745	Procter & Gamble Co. (b)	2,881,231

		6,130,734

	Industrial Conglomerates - 0.66%
15,700	3M Co.	1,158,660
9,212	Tyco International Ltd.	317,630

		1,476,290

	Insurance - 9.96%
97,910	The Allstate Corp. (b)	2,998,004
1,008	Berkshire Hathaway, Inc. (a)	3,349,584
90,900	Loews Corp.	3,113,325
94,670	Marsh & McLennan Companies, Inc. (b)	2,341,189
57,600	MetLife, Inc.	2,192,832
93,700	Progressive Corp. (a)	1,553,546
46,000	Prudential Financial, Inc.	2,295,860
15,811	Transatlantic Holdings, Inc.	793,238
76,440	Travelers Companies, Inc. (b)	3,763,141

		22,400,719

Number of Shares		Value

	Internet Software & Services - 0.48%
2,200	Google, Inc. (a)	$1,090,870

	IT Services - 0.98%
14,060	Alliance Data Systems Corp. (a)(b)	858,785
50,685	Iron Mountain, Inc. (a)(b)	1,351,262

		2,210,047

	Machinery - 1.66%
32,025	Dover Corp. (b)	1,241,289
28,490	Illinois Tool Works, Inc. (b)	1,216,808
24,805	Parker Hannifin Corp.	1,285,891

		3,743,988

	Media - 2.68%
91,600	CBS Corp.	1,103,780
72,515	Comcast Corp.	1,166,041
38,460	Grupo Televisa SA - ADR	714,972
73,800	News Corporation	884,862
75,000	Time Warner, Inc.	2,158,500

		6,028,155

	Metals & Mining - 0.49%
23,400	Nucor Corp.	1,100,034

	Multi-Utilities - 1.08%
70,660	Dominion Resources, Inc.	2,437,770

	Office Electronics - 0.93%
269,000	Xerox Corp.	2,082,060

	Oil & Gas - 18.26%
42,090	Anadarko Petroleum Corp. (b)	2,640,306
71,940	Apache Corp. (b)	6,606,250
22,180	Canadian Natural Resources Ltd.	1,490,274
59,000	Chevron Corp.	4,155,370
82,702	ConocoPhillips	3,734,822
71,735	Devon Energy Corp. (b)	4,829,918
26,600	EOG Resources, Inc.	2,221,366
107,600	Marathon Oil Corp.	3,432,440
79,115	Occidental Petroleum Corp. (b)	6,202,616
119,300	Valero Energy Corp.	2,313,227
83,435	XTO Energy, Inc. (b)	3,447,534

		41,074,123

	Pharmaceuticals - 8.66%
36,600	Abbott Laboratories	1,810,602
100,500	Eli Lilly & Co. (b)	3,319,515

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
77,410	Johnson & Johnson	$4,713,495
62,070	Merck & Co., Inc. (b)	1,963,274
312,440	Pfizer, Inc. (b)	5,170,882
87,810	Schering Plough Corp.	2,480,632

		19,458,400

	Road & Rail - 0.51%
14,400	Burlington Northern Santa Fe Corp.	1,149,552

	Semiconductor & Semiconductor Equipment - 1.06%
30,290	KLA-Tencor Corp. (b)	1,086,200
54,970	Texas Instruments, Inc. (b)	1,302,239

		2,388,439

	Software - 2.23%
193,690	Microsoft Corp.	5,014,634

	Specialty Retail - 1.09%
7,970	Bed Bath & Beyond, Inc. (a)	299,194
52,600	The Gap Inc.	1,125,640
38,500	Home Depot, Inc.	1,025,640

		2,450,474

	Textiles, Apparel & Luxury Goods - 0.33%
35,050	Hanesbrands, Inc. (a)(b)	750,070

	Tobacco - 1.29%
124,700	Altria Group, Inc. (b)	2,220,907
13,760	Philip Morris International, Inc.	670,662

		2,891,569

	Total Common Stocks (Cost $193,220,333)	221,310,618

	REAL ESTATE INVESTMENT TRUSTS - 2.09%
	Real Estate Investment Trusts - 2.09%
179,100	Annaly Mortgage Management, Inc.	3,248,874
20,934	Simon Property Group, Inc.	1,453,427

	Total Real Estate Investment Trusts (Cost $4,320,636)	4,702,301

	SHORT TERM INVESTMENTS - 2.51%
	Money Market Funds - 2.51%
5,646,132	Federated Prime Obligations Fund, 0.220%	5,646,132

	Total Short Term Investments (Cost $5,646,132)	5,646,132

Principal Amount		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.51%
	Corporate Paydown Securities - 2.68%
$5,698,709	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	$3,157,552
6,448,536	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	2,870,031

	Total Corporate Paydown Securities (Cost $12,147,245)	6,027,583

Shares

	Money Market Funds - 10.83%
23,499,465	Mount Vernon Prime Portfolio, 0.291%	23,499,465
1,022,045	Reserve Primary Fund (c)	860,051

	Total Money Market Funds (Cost $24,521,510)	24,359,516

Principal Amount

	Cash - 0.00%
$3,984	Cash	3,984

	Total Cash (Cost $3,984)	3,984

	Total Investments Purchased as Securities Lending Collateral (Cost $36,672,739)	30,391,083

	Total Investments (Cost $239,859,840) - 116.52%	262,050,134
	Liabilities in Excess of Other Assets - (16.52)%	(37,154,233)

	TOTAL NET ASSETS - 100.00%	$224,895,901

Percentages are stated as a percent of net assets.
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $6,887,634, which represent 3.06% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 101.15%
	Aerospace & Defense - 2.68%
2,600	American Science & Engineering, Inc. (b)	$176,904
10,700	KBR, Inc.	249,203
20,232	TransDigm Group, Inc. (a)	1,007,756

		1,433,863

	Air Freight & Logistics - 0.85%
6,737	Atlas Air Worldwide Holdings, Inc. (a)	215,382
10,376	Hub Group, Inc. (a)	237,091

		452,473

	Airlines - 0.47%
9,400	Alaska Air Group, Inc. (a)	251,826

	Auto Components - 1.11%
6,700	Autoliv, Inc.	225,120
26,266	Exide Technologies (a)	209,340
4,400	Fuel Systems Solutions, Inc. (a)(b)	158,356

		592,816

	Beverages - 0.83%
29,300	Constellation Brands, Inc. - Class A (a)	443,895

	Biotechnology - 3.94%
7,555	Alnylam Pharmaceuticals, Inc. (a)(b)	171,347
21,200	Cubist Pharmaceuticals, Inc. (a)(b)	428,240
8,506	Dendreon Corp. (a)(b)	238,083
8,536	Emergent BioSolutions, Inc. (a)	150,746
8,600	Human Genome Sciences, Inc. (a)(b)	161,852
7,000	Martek Biosciences Corp.	158,130
2,700	Myriad Genetics, Inc. (a)	73,980
20,000	PDL BioPharma Inc.	157,600
11,799	Savient Pharmaceuticals, Inc. (a)(b)	179,345
10,496	Vanda Pharmaceuticals, Inc. (a)	122,173
6,972	Vertex Pharmaceuticals, Inc. (a)(b)	264,239

		2,105,735

	Building Products - 0.26%
4,000	Armstrong World Industries, Inc. (a)	137,840

Number of Shares		Value

	Capital Markets - 3.54%
7,051	Affiliated Managers Group, Inc. (a)(b)	$458,386
4,466	Greenhill & Co., Inc. (b)	400,064
6,800	Knight Capital Group, Inc. (a)	147,900
67,918	MF Global Ltd. (a)(b)	493,764
19,952	SEI Investments Co.	392,655

		1,892,769

	Chemicals - 1.91%
4,897	Lubrizol Corp.	349,939
57,858	Solutia, Inc. (a)	669,996

		1,019,935

	Commercial Banks - 1.04%
9,837	PrivateBancorp, Inc.	240,613
10,889	Signature Bank (a)	315,781

		556,394

	Commercial Services & Supplies - 3.64%
2,600	ATC Technology Corp. (a)	51,376
6,402	DeVry, Inc. (b)	354,159
29,106	Monster Worldwide, Inc. (a)(b)	508,773
4,371	Portfolio Recovery Associates, Inc. (a)(b)	198,137
18,964	Robert Half International, Inc.	474,479
16,800	RR Donnelley & Sons Co. (b)	357,168

		1,944,092

	Communications Equipment - 3.53%
74,500	3Com Corp. (a)	389,635
23,485	Aruba Networks, Inc. (a)	207,607
7,678	F5 Networks, Inc. (a)	304,279
16,088	Finisar Corp. (a)	155,732
31,080	Polycom, Inc. (a)	831,390

		1,888,643

	Computers & Peripherals - 1.47%
25,693	3par, Inc. (a)(b)	283,394
16,300	Novatel Wireless, Inc. (a)(b)	185,168
7,600	Synaptics, Inc. (a)(b)	191,520
4,600	Teradata Corp. (a)	126,592

		786,674

	Construction & Engineering - 1.07%
7,700	EMCOR Group, Inc. (a)	194,964
8,600	URS Corp. (a)	375,390

		570,354

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Consumer Finance - 0.42%
16,600	EZCORP, Inc. (a)	$226,756

	Containers & Packaging - 2.50%
11,000	Bemis Co.	285,010
20,800	Pactiv Corp. (a)	541,840
9,100	Sonoco Products Co.	250,614
15,900	Temple-Inland, Inc.	261,078

		1,338,542

	Diversified Consumer Services - 0.39%
11,620	Grand Canyon Education, Inc. (a)	207,185

	Diversified Financial Services - 1.71%
12,100	Interactive Brokers Group, Inc. (a)	240,427
22,783	MSCI, Inc. (a)	674,832

		915,259

	Diversified Telecommunication Services - 0.53%
34,400	Premiere Global Services, Inc. (a)	285,864

	Electrical Equipment - 0.93%
3,000	General Cable Corp. (a)	117,450
5,725	Roper Industries, Inc.	291,861
2,900	Thomas & Betts Corp. (a)	87,232

		496,543

	Electronic Equipment & Instruments - 2.93%
19,000	Avnet, Inc. (a)	493,430
12,060	Dolby Laboratories, Inc. (a)	460,571
22,200	Ingram Micro, Inc. (a)	374,070
5,700	Tech Data Corp. (a)	237,177

		1,565,248

	Energy Equipment & Services - 1.25%
4,091	Lufkin Industries, Inc.	217,559
19,896	Superior Energy Services, Inc. (a)	448,058

		665,617

	Environmental Services - 0.17%
5,400	Team, Inc. (a)	91,530

	Food & Staples Retailing - 0.15%
2,500	Casey’s General Stores, Inc.	78,450

	Food Products - 2.79%
38,200	Del Monte Foods Co.	442,356
13,195	Green Mountain Coffee Roasters, Inc. (a)(b)	974,319
1,500	Lancaster Colony Corp.	76,905

		1,493,580

Number of Shares		Value

	Gas Utilities - 0.18%
2,300	Suburban Propane Partners LP	$96,186

	Health Care Equipment & Supplies - 5.06%
24,600	American Medical Systems Holdings, Inc. (a)(b)	416,232
4,005	Beckman Coulter, Inc.	276,105
23,130	Conceptus, Inc. (a)(b)	428,830
13,788	Cyberonics, Inc. (a)(b)	219,781
3,040	Edwards Lifesciences Corp. (a)	212,526
4,844	Haemonetics Corporation (a)	271,845
14,140	Insulet Corp. (a)	158,792
4,800	Invacare Corp.	106,944
6,804	Inverness Medical Innovations, Inc. (a)(b)	263,519
10,839	Merit Medical Systems, Inc. (a)	187,840
15,700	Symmetry Medical, Inc. (a)	162,809

		2,705,223

	Health Care Providers & Services - 1.57%
1,800	Amedisys, Inc. (a)(b)	78,534
7,800	Coventry Health Care, Inc. (a)(b)	155,688
3,400	Gentiva Health Services, Inc. (a)	85,034
5,221	IPC The Hospitalist Co, Inc. (a)	164,200
5,900	LHC Group, Inc. (a)	176,587
8,000	Omnicare, Inc.	180,160

		840,203

	Health Care Technology - 0.20%
2,315	SXC Health Solutions Corp. (a)	108,319

	Hotels, Restaurants & Leisure - 2.11%
3,460	Chipotle Mexican Grill, Inc. (a)	287,941
39,740	Melco Crown Entertainment Ltd. - ADR (a)(b)	276,590
8,600	The Steak n Shake Co. (a)	101,222
28,199	Wyndham Worldwide Corp.	460,208

		1,125,961

	Household Durables - 0.64%
18,000	D.R. Horton, Inc.	205,380
15,600	La-Z-Boy, Inc.	134,940

		340,320

	Industrial Conglomerates - 0.48%
7,600	Carlisle Companies, Inc.	257,716

	Insurance - 0.16%
2,100	StanCorp Financial Group, Inc. (b)	84,777

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 2.62%
29,532	Coldwater Creek, Inc. (a)(b)	$242,162
14,628	GSI Commerce, Inc. (a)	282,467
3,610	Priceline.com, Inc. (a)(b)	598,610
23,639	Ticketmaster (a)	276,340

		1,399,579

	Internet Software & Services - 4.62%
11,140	Blue Coat Systems, Inc. (a)(b)	251,653
26,366	DealerTrack Holdings, Inc. (a)(b)	498,581
23,700	IAC/InterActiveCorp (a)(b)	478,503
13,400	S1 Corp. (a)	82,812
3,700	Sohu.com, Inc. (a)(b)	254,486
16,400	SonicWALL, Inc. (a)	137,760
15,100	VeriSign, Inc. (a)(b)	357,719
8,064	Vistaprint N V (a)(b)	409,248

		2,470,762

	IT Services - 5.13%
12,296	Alliance Data Systems Corp. (a)(b)	751,040
20,500	Broadridge Financial Solutions, Inc.	412,050
13,673	Cognizant Technology Solutions Corp. (a)(b)	528,598
2,200	ManTech International Corp. (a)	103,752
13,000	SAIC, Inc. (a)	228,020
7,840	SYKES Enterprises, Inc. (a)	163,229
4,400	Syntel, Inc.	210,012
5,900	TNS, Inc. (a)	161,660
6,200	Wright Express Corp. (a)	182,962

		2,741,323

	Life Sciences Tools & Services - 0.76%
11,055	Medivation, Inc. (a)(b)	300,033
1,500	Millipore Corp. (a)	105,495

		405,528

	Machinery - 6.83%
17,675	Bucyrus International, Inc.	629,584
19,072	Kennametal, Inc. (b)	469,362
5,600	L.B. Foster Co. (a)	171,248
3,900	NACCO Industries, Inc.	234,273
11,300	Navistar International Corp. (a)	422,846
13,000	Oshkosh Corp.	402,090
10,800	Reliance Steel & Aluminum Co. (b)	459,648
41,614	Terex Corp. (a)(b)	862,658

		3,651,709

Number of Shares		Value

	Marine - 0.45%
11,484	Genco Shipping & Trading Ltd. (b)	$238,638

	Media - 1.64%
7,600	Scripps Networks Interactive, Inc.	280,820
30,996	Tivo, Inc. (a)	321,119
15,400	Valassis Communications, Inc. (a)	275,352

		877,291

	Metals & Mining - 1.23%
13,200	Commercial Metals Co.	236,280
27,500	Steel Dynamics, Inc. (b)	421,850

		658,130

	Multiline Retail - 0.27%
10,800	99 Cents Only Stores (a)	145,260

	Oil & Gas - 3.70%
7,696	Comstock Resources, Inc. (a)	308,456
7,413	Concho Resources, Inc. (a)(b)	269,240
10,700	Linn Energy Llc	245,137
6,000	NuStar Energy L.P. (b)	311,040
13,841	Rosetta Resources, Inc. (a)	203,324
6,505	Swift Energy Co. (a)	154,038
4,898	Whiting Petroleum Corp. (a)	282,027
4,300	World Fuel Services Corp.	206,701

		1,979,963

	Paper & Forest Products - 0.11%
6,000	Wausau Paper Corp.	60,000

	Pharmaceuticals - 2.13%
10,400	Endo Pharmaceuticals
	Holdings Inc. (a)	235,352
9,500	Medicis Pharmaceutical	202,825
17,100	Mylan Laboratories, Inc. (a)(b)	273,771
6,800	Valeant Pharmaceuticals
	International (a)(b)	190,808
10,888	Warner Chilcott Plc (a)(b)	235,399

		1,138,155

	Professional Services - 0.58%
23,000	Navigant Consulting, Inc. (a)	310,500

	Road & Rail - 0.56%
12,073	Dollar Thrifty Automotive Group, Inc. (a)(b)	296,875

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor Equipment - 4.05%
9,012	Aixtron Aktiengesellschaft - ADR (b)	$246,118
14,685	Cymer, Inc. (a)	570,659
58,100	Integrated Device Technology, Inc. (a)	392,756
26,200	PMC-Sierra, Inc. (a)(b)	250,472
9,778	Power Integrations, Inc.	325,901
10,800	Skyworks Solutions, Inc. (a)	142,992
30,352	TriQuint Semiconductor, Inc. (a)(b)	234,317

		2,163,215

	Software - 7.41%
12,679	Arcsight, Inc. (a)(b)	305,184
15,275	Blackboard, Inc. (a)	577,089
10,550	CommVault Systems, Inc. (a)	218,913
52,300	Compuware Corp. (a)	383,359
9,812	JDA Software Group, Inc. (a)	215,275
13,600	Mentor Graphics Corp. (a)	126,616
5,000	NICE Systems Ltd. - ADR (a)	152,200
13,800	Red Hat, Inc. (a)	381,432
16,057	Rovi Corp. (a)	539,515
13,619	Solarwinds, Inc. (a)(b)	300,027
29,026	THQ, Inc. (a)	198,538
33,500	Tibco Software, Inc. (a)	317,915
12,492	Vanceinfo Technologies, Inc. - ADR (a)(b)	242,844

		3,958,907

	Specialty Retail - 7.17%
9,900	Asbury Automotive Group, Inc. (a)	125,532
12,100	AutoNation, Inc. (a)(b)	218,768
14,100	Cabela’s, Inc. (a)(b)	188,094
23,500	Chico’s FAS, Inc. (a)	305,500
13,800	Genesco, Inc. (a)	332,166
8,461	Guess?, Inc.	313,395
5,960	Gymboree Corp. (a)(b)	288,345
15,776	Hibbett Sports, Inc. (a)(b)	287,597
3,500	Jo-Ann Stores, Inc. (a)	93,905
6,900	Jos. A. Bank Clothiers, Inc. (a)	308,913

Number of Shares		Value

	Specialty Retail - 7.17%
5,400	Kirkland’s, Inc. (a)	$76,950
15,400	Limited Brands, Inc. (b)	261,646
21,817	Men’s Wearhouse, Inc.	538,880
26,300	Pacific Sunwear Of California, Inc. (a)	135,445
18,546	Sonic Automotive, Inc. (b)	194,733
10,037	Zumiez, Inc. (a)(b)	164,707

		3,834,576

	Textiles, Apparel & Luxury Goods - 1.24%
4,967	Fuqi International, Inc. (a)(b)	145,434
12,800	Perry Ellis International, Inc. (a)	205,312
9,800	True Religion Apparel, Inc. (a)(b)	254,114
1,300	UniFirst Corp.	57,785

		662,645

	Wireless Telecommunication Services - 0.14%
4,400	Syniverse Holdings, Inc. (a)	77,000

	Total Common Stocks (Cost $46,451,124)	54,070,644

	MANAGEMENT INVESTMENT COMPANIES - 0.58%
	Exchange Traded Funds - 0.58%
4,694	iShares Russell 2000 Growth Index Fund	307,504

	Total Management Investment Companies (Cost $312,433)	307,504

	REAL ESTATE INVESTMENT TRUSTS - 0.63%
	Real Estate Investment Trusts - 0.63%
12,400	Anworth Mortgage Asset Corp.	97,712
30,200	MFA Mortgage Investments, Inc.	240,392

	Total Real Estate Investment Trusts (Cost $317,801)	338,104

	SHORT TERM INVESTMENTS - 1.42%
	Money Market Funds - 1.42%
758,155	Federated Prime Obligations Fund, 0.220%	758,155

	Total Short Term Investments (Cost $758,155)	758,155

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.34%
	Corporate Paydown Securities - 3.01%
$1,519,056	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	$841,682
1,718,932	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	765,040

	Total Corporate Paydown Securities (Cost $3,237,988)	1,606,722

Number of Shares

	Money Market Funds - 23.33%
12,242,323	Mount Vernon Prime Portfolio, 0.291%	12,242,323
274,621	Reserve Primary Fund (c)	231,093

	Total Money Market Funds (Cost $12,516,944)	12,473,416

Principal Amount

	Cash - 0.00%
$2,076	Cash
		2,076

	Total Cash (Cost $2,076)	2,076

	Total Investments Purchased as Securities Lending Collateral (Cost $15,757,008)	14,082,214

	Total Investments (Cost $63,596,521) - 130.12%	69,556,621
	Liabilities in Excess of Other Assets - (30.12)%	(16,099,007)

	TOTAL NET ASSETS - 100.00%	$53,457,614

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $1,837,815, which represent 3.44% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 93.69%
	Aerospace & Defense - 1.06%
14,465	BE Aerospace, Inc. (a)	$291,325
26,963	Hexcel Corp. (a)	308,457

		599,782

	Airlines - 0.70%
16,235	Continental Airlines, Inc. (a)	266,903
14,630	Delta Air Lines, Inc. (a)	131,085

		397,988

	Auto Components - 0.64%
11,798	Cooper Tire & Rubber Co.	207,409
11,991	Tenneco Automotive, Inc. (a)	156,362

		363,771

	Building Products - 0.91%
7,330	Ameron International Corp.	512,953

	Capital Markets - 4.17%
8,205	Investment Technology Group, Inc. (a)	229,084
36,000	Jefferies Group, Inc. (a)(b)	980,280
4,280	KBW, Inc. (a)	137,902
12,150	Knight Capital Group, Inc. (a)	264,262
19,693	Penson Worldwide, Inc. (a)(b)	191,810
24,080	Raymond James Financial, Inc. (b)	560,582

		2,363,920

	Chemicals - 4.72%
6,308	Airgas, Inc.	305,118
7,891	Albemarle Corp.	273,028
4,532	Ashland, Inc.	195,873
15,673	Celanese Corp.	391,825
2,619	CF Industries Holdings, Inc.	225,836
13,568	Innophos Holdings, Inc.	251,008
10,178	Intrepid Potash, Inc. (a)(b)	240,099
16,366	Rockwood Holdings, Inc. (a)	336,649
27,427	Solutia, Inc. (a)	317,605
12,839	Spartech Corp.	138,276

		2,675,317

	Commercial Banks - 8.20%
22,616	Cardinal Financial Corp.	186,130
21,602	First Financial Bancorp	260,304
11,002	First Horizon National Corp. (a)	145,559
11,113	FirstMerit Corp.	211,481

Number of Shares		Value

	Commercial Banks (Continued)
5,576	Hancock Holding Co.	$209,490
12,209	Huntington Bancshares, Inc.	57,504
2,060	IBERIABANK Corp.	93,854
63,330	Investors Bancorp, Inc. (a)	671,931
38,987	National Penn Bancshares, Inc. (b)	238,211
4,008	PacWest Bancorp (b)	76,352
81,940	Regions Financial Corp.	508,848
41,773	The South Financial Group, Inc.	61,406
18,813	Sterling Bancshares, Inc.	137,523
15,250	Susquehanna Bancshares, Inc.	89,823
6,704	Trustmark Corp. (b)	127,711
21,340	UMB Financial Corp.	862,990
35,772	Western Alliance Bancorp (a)(b)	225,721
15,610	Whitney Holding Corp.	148,919
18,631	Zions Bancorporation (b)	334,799

		4,648,556

	Commercial Services & Supplies - 0.29%
6,515	Consolidated Graphics, Inc. (a)	162,549

	Communications Equipment - 3.24%
82,207	ADC Telecommunications (a)(b)	685,606
6,731	CommScope, Inc. (a)	201,459
4,800	Comtech Telecommunications Corp. (a)(b)	159,456
9,195	Harris Stratex Networks, Inc. (a)	64,365
104,548	Tellabs, Inc. (a)(b)	723,472

		1,834,358

	Computers & Peripherals - 0.78%
7,851	Diebold, Inc.	258,534
13,216	NCR Corp. (a)	182,645

		441,179

	Construction & Engineering - 1.79%
21,783	Dycom Industries, Inc. (a)	267,931
18,179	Granite Construction, Inc. (b)	562,458
26,356	Great Lakes Dredge & Dock Corp.	183,965

		1,014,354

	Consumer Finance - 1.07%
38,570	AmeriCredit Corp. (a)(b)	609,020

	Containers & Packaging - 0.25%
13,178	Myers Industries, Inc.	141,927

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Consumer Services - 2.00%
18,200	Brink’s Home Security Holdings, Inc. (a)(b)	$560,378
33,240	Sotheby’s (b)	572,725

		1,133,103

	Diversified Financial Services - 2.57%
11,201	Assured Guaranty Ltd.	217,524
37,560	Leucadia National Corp. (a)	928,483
12,359	World Acceptance Corp. (a)(b)	311,570

		1,457,577

	Diversified Telecommunication Services - 1.76%
24,706	CenturyTel, Inc.	830,122
50,178	Cincinnati Bell, Inc. (a)	175,623

		1,005,745

	Electric Utilities - 2.05%
8,796	Cleco Corp. (b)	220,604
15,417	Northeast Utilities (b)	365,999
9,411	Portland General Electric Co. (b)	185,585
8,624	Wisconsin Energy Corp.	389,546

		1,161,734

	Electrical Equipment - 1.92%
2,680	A.O. Smith Corp.	102,108
7,800	Baldor Electric Co. (b)	213,252
30,080	Encore Wire Corp. (b)	671,987
2,160	Regal-Beloit Corp.	98,734

		1,086,081

	Electronic Equipment & Instruments - 4.28%
9,834	Arrow Electronics, Inc. (a)	276,827
29,470	Avnet, Inc. (a)	765,336
16,922	Benchmark Electronics, Inc. (a)(b)	304,596
27,855	Jabil Circuit, Inc.	373,535
23,600	Molex, Inc.	443,444
9,885	Plexus Corp. (a)(b)	260,371

		2,424,109

	Energy Equipment & Services - 1.46%
4,637	Dawson Geophysical Co. (a)	126,961
7,533	Hornbeck Offshore Services, Inc. (a)	207,609
21,924	Key Energy Services, Inc. (a)	190,739
7,361	T-3 Energy Services, Inc. (a)	145,012
10,228	Willbros Group, Inc. (a)	155,772

		826,093

Number of Shares		Value

	Food & Staples Retailing - 2.12%
17,510	Casey’s General Stores, Inc.	$549,464
49,560	Winn Dixie Stores, Inc. (a)	650,227

		1,199,691

	Food Products - 0.54%
9,352	Dean Foods Co. (a)	166,372
2,397	Ralcorp Holdings, Inc. (a)	140,153

		306,525

	Gas Utilities - 2.55%
5,883	New Jersey Resources Corp.	213,612
25,140	Oneok, Inc. (b)	920,627
12,434	UGI Corp.	311,596

		1,445,835

	Health Care Equipment & Supplies - 0.42%
6,408	Kinetic Concepts, Inc. (a)	236,968

	Health Care Providers & Services - 2.74%
3,080	AMERIGROUP Corp. (a)	68,284
7,600	AmSurg Corp. (a)	161,348
28,458	Assisted Living Concepts, Inc. (a)	589,650
19,252	PerkinElmer, Inc.	370,408
5,904	Universal Health Services, Inc.	365,635

		1,555,325

	Hotels, Restaurants & Leisure - 3.50%
21,988	Callaway Golf Co.	167,329
8,273	CEC Entertainment, Inc. (a)	213,940
22,981	MGM MIRAGE (a)(b)	276,691
6,144	Penn National Gaming, Inc. (a)	169,943
8,989	Starwood Hotels & Resorts Worldwide, Inc.	296,907
25,660	Vail Resorts, Inc. (a)	860,636

		1,985,446

	Household Durables - 1.17%
22,090	Beazer Homes USA, Inc. (a)(b)	123,483
16,770	D.R. Horton, Inc. (b)	191,345
9,596	Ryland Group, Inc. (b)	202,188
40,075	Standard-Pacific Corp. (a)	147,877

		664,893

	Independent Power Producers & Energy Traders - 0.44%
34,973	RRI Energy, Inc. (a)	249,707

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 4.60%
12,887	AMBAC Financial Group, Inc. (b)	$21,650
14,888	American Financial Group, Inc.	379,644
6,392	Arch Capital Group Ltd. (a)	431,715
11,674	Fidelity National Financial, Inc.	176,044
9,090	The Hanover Insurance Group, Inc.	375,690
3,190	White Mountains Insurance Group Ltd.	979,362
9,510	WR Berkley Corp.	240,413

		2,604,518

	IT Services - 0.23%
16,100	Sapient Corp. (a)	129,444

	Machinery - 3.30%
12,481	Actuant Corp.	200,445
19,845	Manitowoc Co. (b)	187,932
57,640	Mueller Water Products, Inc. - Class A	315,867
9,024	Pall Corp.	291,295
7,380	Robbins & Myers, Inc.	173,282
40,840	Trinity Industries, Inc.	702,040

		1,870,861

	Media - 0.59%
17,180	Entercom Communications Corp.	87,618
19,510	Gannett Co., Inc.	244,070

		331,688

	Metals & Mining - 4.69%
7,469	AK Steel Holding Corp.	147,363
15,960	Allegheny Technologies, Inc. (b)	558,441
30,300	Commercial Metals Co.	542,370
10,210	Kaiser Aluminum Corp.	371,236
14,533	Schnitzer Steel Industries, Inc. (b)	773,882
17,262	Steel Dynamics, Inc. (b)	264,799

		2,658,091

	Multi-Utilities - 1.25%
11,160	CenterPoint Energy, Inc.	138,719
17,303	MDU Resources Group, Inc.	360,767
9,051	Vectren Corp.	208,535

		708,021

	Oil & Gas - 7.35%
6,327	Berry Petroleum Co.	169,437
13,170	Cabot Oil & Gas Corp.	470,827
7,649	Carrizo Oil & Gas, Inc. (a)(b)	187,324

Number of Shares		Value

	Oil & Gas (Continued)
22,910	CNX Gas Corp. (a)	$703,337
3,485	Comstock Resources, Inc. (a)	139,679
27,770	Denbury Resources, Inc. (a)	420,160
14,559	Encore Acquisition Co. (a)	544,507
16,990	Overseas Shipholding Group, Inc. (b)	634,916
15,130	Plains All American Pipeline, L.P.	700,368
3,338	Whiting Petroleum Corp. (a)	192,202

		4,162,757

	Pharmaceuticals - 1.02%
33,033	King Pharmaceuticals, Inc. (a)	355,766
9,618	Sepracor, Inc. (a)	220,252

		576,018

	Road & Rail - 1.10%
7,720	AMERCO (a)	354,039
4,108	J.B. Hunt Transport Services, Inc. (b)	131,990
4,454	Old Dominion Freight Line (a)	135,535

		621,564

	Semiconductor & Semiconductor Equipment - 2.73%
16,320	Advanced Energy Industries, Inc. (a)	232,397
28,229	Atmel Corp. (a)	118,279
13,030	Cypress Semiconductor Corp. (a)(b)	134,600
15,698	Diodes, Inc. (a)(b)	283,977
51,590	Entegris, Inc. (a)	255,370
41,421	Integrated Device Technology, Inc. (a)	280,006
12,516	MKS Instruments, Inc. (a)	241,434

		1,546,063

	Software - 0.68%
20,490	Parametric Technology Corp. (a)	283,172
4,392	Progress Software Corp. (a)	99,479

		382,651

	Specialty Retail - 3.15%
18,220	Brown Shoe Co., Inc. (b)	146,124
74,068	Foot Locker, Inc.	885,113
8,080	Genesco, Inc. (a)	194,486
22,600	Men’s Wearhouse, Inc.	558,220

		1,783,943

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods - 0.92%
18,586	Jones Apparel Group, Inc.	$333,247
4,415	Phillips-Van Heusen Corp.	188,918

		522,165

	Thrifts & Mortgage Finance - 4.08%
20,760	Capitol Federal Financial	683,419
59,580	Hudson City Bancorp, Inc.	783,477
18,320	MGIC Investment Corp. (a)	135,751
15,764	Radian Group, Inc. (b)	166,783
28,644	TFS Financial Corp.	340,864
12,033	Washington Federal, Inc.	202,877

		2,313,171

	Tobacco - 0.50%
3,845	Lorillard, Inc.	285,684

	Wireless Telecommunication Services - 0.16%
5,255	Syniverse Holdings, Inc. (a)	91,963

	Total Common Stocks (Cost $49,275,742)	53,093,108

	REAL ESTATE INVESTMENT TRUSTS - 8.29%
	Real Estate Investment Trusts - 8.29%
10,224	American Campus Communities, Inc. (b)	274,515
9,521	Colonial Properties Trust (a)	92,639
12,108	Developers Diversified Realty Corp. (b)	111,878
4,280	Digital Realty Trust, Inc. (b)	195,639
38,180	Education Realty Trust, Inc.	226,407
2,430	Federal Realty Investment Trust	149,129
6,200	Health Care REIT, Inc. (b)	258,044
6,000	Highwoods Properties, Inc.	188,700
19,736	Inland Real Estate Corp.	172,887
10,734	National Retail Properties, Inc. (b)	230,459
32,760	Plum Creek Timber Co., Inc. (b)	1,003,766
8,157	Post Properties, Inc.	146,826
14,136	Realty Income Corp. (b)	362,588
3,381	Senior Housing Properties Trust	64,611
16,200	SL Green Realty Corp. (b)	710,370
36,716	Sunstone Hotel Investors, Inc.	260,684
27,880	U-Store-It Trust	174,250
2,625	Washington Real Estate Investment Trust	75,600

	Total Real Estate Investment Trusts (Cost $5,264,090)	4,698,992

Number of Shares		Value

	SHORT TERM INVESTMENTS - 0.33%
	Money Market Funds - 0.34%
189,401	Federated Prime Obligations Fund, 0.220%	$189,401

	Total Short Term Investments (Cost $189,401)	189,401

Principal Amount

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.85%
	Corporate Paydown Securities - 1.66%
$887,614	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	491,811
1,004,405	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	447,028

	Total Corporate Paydown Securities (Cost $1,892,019)	938,839

Number of Shares

	Money Market Funds - 18.19%
10,073,782	Mount Vernon Prime Portfolio, 0.291%	10,073,782
278,011	Reserve Primary Fund (c)	233,946

	Total Money Market Funds (Cost $10,351,793)	10,307,728

Principal Amount

	Cash - 0.00%
$1,708	Cash	1,708
	Total Cash (Cost $1,708)	1,708

	Total Investments Purchased as Securities Lending Collateral (Cost $12,245,520)	11,248,275

	Total Investments (Cost $66,974,753) - 122.16%	69,229,776
	Liabilities in Excess of Other Assets - (22.16)%	(12,557,902)

	TOTAL NET ASSETS - 100.00%	$56,671,874

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $1,172,785, which represent 2.07% of total net assets.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 99.29%
	Australia - 5.24%
709,259	Incitec Pivot Ltd.	$1,763,716
125,031	National Australia Bank Ltd.	3,383,400
35,044	QBE Insurance Group Ltd.	740,966
1,584,465	Telstra Corp.	4,563,184
170,912	Wesfarmers Ltd.	3,982,981

		14,434,247

	Austria - 0.63%
83,821	Wienerberger AG (a)	1,737,261

	China - 2.18%
4,361,000	Bank Of China Ltd.	2,287,764
342,000	China Life Insurance Company Ltd.	1,492,026
49,000	NetEase.com, Inc. - ADR (a)	2,238,320

		6,018,110

	Finland - 0.49%
113,283	UPM-Kymmene Corp.	1,362,413

	France - 12.65%
26,573	Alstom SA	1,945,993
100,517	Carrefour SA	4,576,077
269,986	France Telecom SA	7,199,730
122,648	Saint-Gobain SA	6,408,967
41,093	Sanofi-Aventis SA	3,030,438
81,282	Societe Generale SA	6,574,677
85,929	Total SA	5,107,617

		34,843,499

	Germany - 5.07%
133,907	Deutsche Telekom AG	1,827,473
89,608	E.ON AG	3,792,694
50,825	RWE AG	4,714,304
39,368	Siemens AG	3,625,038

		13,959,509

	Greece - 1.10%
84,146	National Bank of Greece SA (a)	3,036,906

	Hong Kong - 1.51%
333,000	Hongkong Electric Holdings Ltd.	1,824,637
159,000	Sun Hung Kai Properties Ltd.	2,335,461

		4,160,098

	Indonesia - 0.69%
53,000	Telekomunikasi Indonesia
	Tbk PT - ADR	1,892,100

Number of Shares		Value

	Israel - 0.74%
40,100	Teva Pharmaceutical Industries, Ltd. - ADR	$2,027,456

	Italy - 2.30%
745,986	Intesa Sanpaolo SpA (a)	3,309,878
768,403	Unicredito Italiano SpA (a)	3,015,897

		6,325,775

	Japan - 19.94%
74,000	Aisin Seiki Co., Ltd.	1,797,323
366,000	The Bank of Yokohama Ltd.	1,787,627
141,100	Canon, Inc.	5,653,374
241	Inpex Holdings, Inc.	2,044,584
267,000	Itochu Corp.	1,760,530
115,000	JGC Corp.	2,339,740
193,400	Kao Corp.	4,775,485
698	KDDI Corp.	3,926,971
111,000	Millea Holdings, Inc.	3,198,230
118,000	Mitsui Fudosan Co., Ltd.	1,986,936
111,000	Nikon Corp.	2,021,704
158,000	Panasonic Corp.	2,312,182
205,000	Sekisui House Ltd.	1,845,561
106,300	Seven & i Holdings Co., Ltd.	2,537,081
48,100	Shin-Etsu Chemical Co. Ltd.	2,950,850
57,537	Sumitomo Mitsui Financial Group, Inc.	1,994,365
111,400	Takeda Pharmaceutical Co. Ltd.	4,633,820
185,000	Toyota Motor Corp.	7,357,545

		54,923,908

	Luxembourg - 1.05%
77,745	ArcelorMittal	2,898,906

	Netherlands - 2.92%
78,483	ASML Holding NV	2,316,153
225,428	Reed Elsevier NV	2,560,039
109,295	Unilever NV	3,162,523

		8,038,715

	Norway - 0.79%
354,048	Storebrand ASA (a)	2,169,624

	Portugal - 0.80%
207,740	Portugal Telecom SGPS SA	2,207,188

	Republic of Korea (South) - 0.91%
7,311	Samsung Electronic (a)	2,496,559

	Russia - 0.77%
280,550	Oao Rosneft Oil Co. (a)	2,109,736

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Singapore - 3.18%
700,724	Oversea-Chinese Banking Corp. Ltd.	$3,886,498
1,054,000	Singapore Telecommunications Ltd.	2,422,012
206,000	United Overseas Bank Ltd.	2,443,091

		8,751,601

	Spain - 6.69%
480,882	Banco Santander Central Hispano SA	7,768,401
405,621	Iberdrola Renovables	2,001,035
438,978	Iberdrola SA	4,318,607
157,119	Telefonica SA	4,347,033

		18,435,076

	Switzerland - 9.18%
154,303	ABB Ltd.	3,102,781
67,194	Credit Suisse Group	3,738,530
67,094	Nestle SA	2,864,286
111,338	Novartis AG	5,592,595
89,903	Petroplus Holdings Ag	2,273,766
25,219	Roche Holding AG	4,077,627
15,191	Zurich Financial Services AG	3,622,231

		25,271,816

	Taiwan - 2.01%
1,910,505	Taiwan Semiconductor Manufacturing Co., Ltd.	3,780,890
160,653	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,760,757

		5,541,647

	United Kingdom - 18.45%
104,144	Autonomy Corp. Plc (a)	2,719,225
387,963	Aviva Plc	2,789,050
159,118	Babcock International Group Plc	1,448,454
1,111,611	BP Plc	9,847,478
434,523	GlaxoSmithKline Plc	8,567,490
467,234	HSBC Holdings PLC	5,350,088
182,174	Pearson Plc	2,250,855
165,311	Persimmon Plc	1,210,295
73,555	Rio Tinto Plc	3,126,632
180,453	Royal Dutch Shell Plc	5,167,991
221,313	Unilever Plc	6,323,793
893,779	Vodafone Group PLC	2,007,839

		50,809,190

Number of Shares		Value

	Total Common Stocks (Cost $234,000,289)	$273,451,340

	SHORT TERM INVESTMENTS - 0.15% Money Market Funds - 0.15%
414,561	Federated Prime Obligations Fund, 0.220%	414,561

	Total Short Term Investments (Cost $414,561)	414,561

Principal Amount

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.42%
	Corporate Paydown Securities - 0.35%
$898,850	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (b)	498,037
1,017,119	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (b)	452,686

	Total Corporate Paydown Securities (Cost $1,915,969)	950,723

Number of Shares

	Money Market Funds - 0.07%
243,491	Reserve Primary Fund (b)	204,897

	Total Money Market Funds (Cost $243,491)	204,897

	Total Investments Purchased as Securities Lending Collateral (Cost $2,159,460)	1,155,620

	Total Investments (Cost $236,574,310) - 99.86%	275,021,521
	Liabilities in Excess of Other Assets - 0.14%	372,894

	TOTAL NET ASSETS - 100.00%	$275,394,415

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

(a)	Non-Income producing.
(b)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $1,155,620, which represent 0.42% of total net assets.

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	REAL ESTATE INVESTMENT
	TRUSTS, COMMON STOCKS - 98.31%
	Apartments - 15.36%
14,380	Apartment Investment &
	Management Co. (b)	$212,105
17,131	AvalonBay Communities, Inc. (b)	1,245,938
10,742	BRE Properties, Inc. (b)	336,225
4,500	Camden Property Trust	181,350
59,722	Equity Residential	1,833,465
10,819	Essex Property Trust, Inc. (b)	860,976
5,990	Home Properties, Inc.	258,109
8,800	Post Properties, Inc.	158,400
44,890	UDR, Inc.	706,568

		5,793,136

	Diversified - 15.90%
250	Alexander’s, Inc.	73,970
4,060	American Campus Communities,
	Inc. (b)	109,011
30,290	Digital Realty Trust, Inc. (b)	1,384,556
23,641	Duke Realty Corp.	283,928
5,747	Entertainment Properties Trust	196,203
8,895	Equity Lifestyle Properties, Inc.	380,617
28,945	Liberty Property Trust	941,581
2,100	PS Business Parks, Inc.	107,772
37,170	Vornado Realty Trust (b)	2,394,120
4,300	Washington Real Estate
	Investment Trust	123,840

		5,995,598

	Forestry - 0.98%
11,990	Plum Creek Timber Co., Inc. (b)	367,374

	Health Care - 13.00%
54,621	HCP, Inc. (b)	1,569,808
31,017	Health Care REIT, Inc. (b)	1,290,927
5,300	Healthcare Realty Trust, Inc. (b)	111,989
39,930	Nationwide Health Properties, Inc.	1,237,431
18,012	Ventas, Inc. (b)	693,462

		4,903,617

	Hotels & Motels - 2.45%
56,590	Host Hotels & Resorts, Inc.	666,064
9,310	LaSalle Hotel Properties (b)	183,035
10,634	Sunstone Hotel Investors, Inc.	75,501

		924,600

Number of Shares		Value

	Mortgage - 0.11%
3,000	CreXus Investment Corp. (a)	$42,900

	Office Property - 14.81%
11,339	Alexandria Real Estate Equities,
	Inc. (b)	616,275
16,944	BioMed Realty Trust, Inc.	233,827
26,368	Boston Properties, Inc.	1,728,422
26,000	Brandywine Realty Trust	287,040
18,556	Corporate Office Properties Trust	684,345
11,190	Douglas Emmett, Inc.	137,413
3,280	Franklin Street Properties Corp.	42,968
16,628	Highwoods Properties, Inc.	522,951
3,577	Kilroy Realty Corp. (b)	99,226
11,855	Mack-Cali Realty Corp.	383,272
19,368	SL Green Realty Corp. (b)	849,287

		5,585,026

	Regional Malls - 15.14%
26,351	CBL & Associates Properties,
	Inc. (b)	255,605
11,900	Glimcher Realty Trust	43,673
23,853	The Macerich Co. (b)	723,461
56,655	Simon Property Group, Inc.	3,933,557
20,910	Taubman Centers, Inc. (b)	754,433

		5,710,729

	Shopping Centers - 8.51%
18,224	Federal Realty Investment Trust (b)	1,118,407
57,547	Kimco Realty Corp. (b)	750,413
3,930	National Retail Properties, Inc. (b)	84,377
16,299	Regency Centers Corp. (b)	603,878
3,000	Saul Centers, Inc.	96,300
9,480	Tanger Factory Outlet Centers, Inc.	353,983
10,100	Weingarten Realty Investors (b)	201,192

		3,208,550

	Storage - 6.20%
35,166	Extra Space Storage, Inc.	371,001
25,560	Public Storage, Inc. (b)	1,923,134
7,155	U-Store-It Trust	44,719

		2,338,854

	Warehouse/Industrial - 5.85%
37,934	AMB Property Corp.	870,586
6,760	EastGroup Properties, Inc.	258,367
90,409	ProLogis (b)	1,077,675

		2,206,628

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Total Real Estate Investment
	Trusts, Common Stocks
	(Cost $23,966,140)	$37,077,012

	REAL ESTATE INVESTMENT
	TRUSTS, PREFERRED STOCKS - 1.47%
	Office Property - 1.00%
12,000	Corporate Office Properties Trust	271,080
4,600	Kilroy Realty Corp.	106,950

		378,030

	Regional Malls - 0.47%
7,400	Taubman Centers, Inc.	175,750

	Total Real Estate Investment Trusts,
	Preferred Stocks
	(Cost $448,524)	553,780

	SHORT TERM INVESTMENTS - 1.76%
	Money Market Funds - 1.76%
663,666	Federated Prime Obligations Fund,
	0.220%	663,666

	Total Short Term Investments
	(Cost $663,666)	663,666

Principal Amount

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 26.00%
	Corporate Paydown Securities - 2.35%
$835,930	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (c)	463,174
945,921	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (c)	420,998

	Total Corporate Paydown Securities
	(Cost $1,781,851)	884,172

Number of Shares

	Money Market Funds - 23.65%
8,787,922	Mount Vernon Prime Portfolio,
	0.291%	8,787,922
155,957	Reserve Primary Fund (c)	131,238

	Total Money Market Funds
	(Cost $8,943,879)	8,919,160

Principal Amount		Value

	Cash - 0.00%
$1,490	Cash	$1,490

	Total Cash
	(Cost $1,490)	1,490

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $10,727,220)	9,804,822

	Total Investments
	(Cost $35,805,550) - 127.54%	48,099,280
	Liabilities in Excess of Other
	Assets - (27.54)%	(10,387,368)

	TOTAL NET ASSETS - 100.00%	$37,711,912

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $1,015,410, which represent 2.69% of total net assets.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS - 97.45%
	Alabama - 1.10%
$1,000,000	Jefferson County Schools, Revenue
	Bond, FSA Insured,
	5.500%, 01/01/2021	$978,610
1,000,000	Mobile Industrial Development
	Board Pollution Control,
	Revenue Bond,
	4.880%, 06/01/2034	1,096,930

		2,075,540

	Alaska - 0.51%
1,000,000	Northern Tobacco Securitization
	Corp., Series A, Refunding,
	Revenue Bond,
	4.625%, 06/01/2023	963,150

	Arizona - 3.39%
135,000	Maricopa County Elementary
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 07/01/2012	147,363
585,000	Maricopa County Industrial
	Development Authority Health
	Facilities, Series A, Refunding,
	Revenue Bond,
	6.000%, 07/01/2039	621,270
960,000	Maricopa County Industrial
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	976,637
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,121,750
1,000,000	Pinal County Industrial
	Development Authority
	Correctional Facilities,
	Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	960,780
1,500,000	Salt River Project, Series A,
	Revenue Bond,
	5.000%, 01/01/2021	1,726,935

Principal Amount		Value

	Arizona (Continued)
$910,000	Salt Verde Financial Corp.,
	Revenue Bond,
	5.000%, 12/01/2037	$847,620

		6,402,355

	California - 6.65%
1,000,000	California Communities
	Development Authority,
	Revenue Bond,
	5.500%, 07/01/2037	766,860
600,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	499,158
1,000,000	California, GO,
	6.500%, 04/01/2033	1,160,620
5,000,000	Chabot-Las Positas CA Community
	College, Series C, GO,
	AMBAC Insured,
	0.000%, 08/01/2036 (a)	966,550
1,000,000	Gilroy Unified School District,
	GO, Assured Guaranty Insured,
	6.000%, 08/01/2025	1,177,980
2,970,000	Golden West Schools Funding
	Authority, Refunding,
	GO, AMBAC Insured,
	5.500%, 08/01/2019	3,591,859
145,000	Los Angeles Unified School District,
	Series A, Refunding,
	GO, FGIC Insured,
	4.250%, 01/01/2028	138,945
580,000	Los Angeles Unified School District,
	Series F, GO, FGIC Insured,
	5.000%, 07/01/2021	616,273
905,000	Manteca CA Financing Authority,
	Revenue Bond,
	5.250%, 12/01/2028	987,545
	M-S-R Energy Authority, Series A,
	Revenue Bond,
295,000	6.125%, 11/01/2029	329,128
605,000	6.500%, 11/01/2039	691,491
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	384,335

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	California (Continued)
$1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	$1,256,075

		12,566,819

	Connecticut - 0.57%
1,000,000	Connecticut Health & Educational
	Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,075,070

	Delaware - 0.43%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	808,300

	Florida - 2.54%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	231,440
245,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	170,797
300,000	Brevard County FLA Health
	Facilities Authority, Revenue Bond,
	7.000%, 04/01/2039	331,752
660,000	Broward County FLA Airport
	Systems, Series O, Refunding,
	Revenue Bond,
	5.375%, 10/01/2029	691,970
1,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	1,381,023
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,439,825
625,000	Tolomato Community Development
	District, Special Assessment,
	6.380%, 05/01/2017	545,250

		4,792,057

	Georgia - 2.53%
1,000,000	Atlanta GA Water & Wastewater,
	Revenue Bond,
	6.250%, 11/01/2039	1,085,560

Principal Amount		Value

	Georgia (Continued)
$440,000	Atlanta GA Water & Wastewater,
	Series A, Refunding, Revenue Bond,
	6.000%, 11/01/2024	$479,560
350,000	Chatham County Hospital Authority,
	Revenue Bond,
	6.130%, 01/01/2024	352,803
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,143,240
1,400,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.130%, 03/01/2037	918,778
870,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	801,053

		4,780,994

	Hawaii - 0.48%
825,000	Hawaii State Department of
	Budget & Finance, Revenue Bond,
	6.500%, 07/01/2039	900,133

	Idaho - 0.61%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.380%, 06/01/2034	1,150,710

	Illinois - 13.00%
1,250,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,337,987
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	100,877
75,000	Chicago Park District, Revenue
	Bond, ACA Insured,
	6.250%, 01/01/2016	76,027
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	632,081
100,000	5.380%, 01/01/2013	106,286
500,000	Chicago Water, Refunding,
	Revenue Bond,
	5.000%, 11/01/2022	553,755

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
	Chicago, GO,
$2,500,000	5.000%, 12/01/2024	$2,752,075
1,000,000	5.000%, 01/01/2026	1,058,900
1,050,000	Illinois Finance Authority Sherman
	Health Systems, Refunding,
	Revenue Bond,
	5.500%, 08/01/2037	956,907
250,000	Illinois Finance Authority, Series A,
	Revenue Bond,
	5.000%, 04/01/2017	251,928
850,000	Illinois Financial Authority,
	Revenue Bond,
	7.000%, 08/15/2044	923,041
1,000,000	Illinois State Sales Tax,
	Revenue Bond,
	5.250%, 06/15/2024	1,072,290
2,500,000	Illinois State Toll Highway
	Authority, Series A, Revenue Bond,
	FSA Insured,
	5.000%, 01/01/2026	2,965,375
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,118,470
2,690,000	Lombard Public Facilities, Series B,
	Revenue Bond,
	5.250%, 01/01/2030	2,769,005
675,000	Markham, Series C, GO,
	4.750%, 02/01/2017	664,538
1,000,000	Metropolitan Pier & Exposition
	Authority, Refunding,
	Revenue Bond, FGIC Insurred,
	5.500%, 12/15/2024	1,019,610
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	525,420
2,000,000	Southwestern Illinois Development
	Authority, Revenue Bond,
	5.750%, 02/01/2029	2,261,680
3,030,000	St. Clair County High School
	District No. 203, Series A, GO,
	AMBAC Insured,
	5.750%, 12/01/2026	3,427,233

		24,573,485

Principal Amount		Value

	Indiana - 3.03%
$195,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	$208,040
	Noblesville Redevelopment
	Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	207,448
305,000	4.500%, 08/01/2012	325,554
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	759,008
1,155,000	Sheridan Community School’s
	Building Corporation,
	Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	1,407,194
1,285,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	1,481,952
1,135,000	Wayne Township Marion County
	School Building Corporation,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,332,195

		5,721,391

	Iowa - 1.28%
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	599,688
600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	623,532
1,000,000	Iowa Finance Authority,
	Revenue Bond,
	5.000%, 08/01/2018	1,196,790

		2,420,010

	Kansas - 0.27%
715,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	517,975

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Kentucky - 0.58%
$500,000	Kentucky Economic Development
	Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	$570,130
535,000	Murray Hospital Facilities,
	Refunding, Revenue Bond,
	4.200%, 08/01/2010	536,049

		1,106,179

	Louisiana - 2.03%
800,000	Louisiana Citizens Property,
	Revenue Bond,
	6.750%, 06/01/2026	960,864
1,000,000	Louisiana Office Facilities Corp.,
	Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,051,910
1,500,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,816,050

		3,828,824

	Maine - 0.21%
410,000	South Berwick Education,
	Revenue Bond,
	5.250%, 08/01/2013	401,648

	Maryland - 2.15%
1,160,000	Maryland Department of
	Transportation County
	T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,408,797
820,000	Maryland Health & Higher
	Education Facilities Authority,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	820,115
	Maryland Health & Higher
	Education Facilities Authority,
	Revenue Bond,
750,000	5.200%, 01/01/2024	697,777
245,000	5.000%, 05/15/2048	271,058
860,000	Maryland Student Housing
	Economic Development,
	Revenue Bond,
	5.750%, 06/01/2033	873,984

		4,071,731

Principal Amount		Value

	Massachusetts - 2.38%
$95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	$105,039
430,000	Massachusetts Development
	Finance Agency, Series A,
	Revenue Bond,
	5.450%, 04/15/2014	441,072
785,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/15/2036	899,948
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.000%, 07/15/2036	1,062,740
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	1,089,200
800,000	Massachusetts Health & Educational
	Facilities Authority, Series C,
	Revenue Bond,
	6.125%, 10/01/2029	764,968
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	134,250

		4,497,217

	Michigan - 1.32%
75,000	Detroit Sewer Disposal,
	Revenue Bond,
	7.100%, 12/15/2009	75,983
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	154,164
600,000	Kent Hospital Finance Authority,
	Series A, Revenue Bond,
	5.500%, 01/15/2047	655,824
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	873,232
730,000	Michigan Building Authority,
	Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	730,029

		2,489,232

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Minnesota - 1.01%
$1,500,000	Osseo Independent School
	District 279, GO,
	4.000%, 02/01/2022	$1,600,995
295,000	Prior Lake Independent School
	District, Series A, GO,
	FGIC Insured,
	4.750%, 02/01/2010	299,089

		1,900,084

	Missouri - 3.03%
900,000	Missouri Development Finance
	Board, Revenue Bond,
	5.750%, 06/01/2034	953,694
1,000,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.375%, 03/15/2039	1,113,600
1,000,000	Missouri Highway & Transportation
	Commission, Series B,
	Revenue Bond,
	5.000%, 05/01/2024	1,109,660
1,090,000	St Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	1,157,732
1,330,000	St. Joseph Industrial Development
	Authority, Revenue Bond,
	5.000%, 04/01/2027	1,389,930

		5,724,616

	Nebraska - 0.83%
1,500,000	Lincoln Electric Systems,
	Revenue Bond,
	5.000%, 09/01/2031	1,573,320
	New Hampshire - 0.80%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,518,037
	New Jersey - 1.82%
500,000	New Jersey Economic Development
	Authority, Revenue Bond,
	FSA Insured,
	5.000%, 09/01/2020	568,745
1,000,000	New Jersey Transportation Trust
	Fund Authority, Series A,
	Revenue Bond,
	5.875%, 12/15/2038	1,144,650

Principal Amount		Value

	New Jersey (Continued)
$1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	$1,722,510

		3,435,905

	New York - 7.87%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	790,470
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,987,161
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	510,125
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,190,838
545,000	New York City Water Finance
	Authority, Series DD, Refunding,
	Revenue Bond,
	5.000%, 06/15/2037	584,660
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,396,312
500,000	New York Dormitory Authority,
	Revenue Bond,
	6.130%, 12/01/2029	463,210
1,000,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	1,078,550
500,000	New York Environmental Facilities,
	Revenue Bond,
	5.500%, 10/15/2027	630,540
	New York, GO,
1,000,000	5.375%, 04/01/2036	1,115,210
1,000,000	5.000%, 02/15/2039	1,075,780
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	567,050
1,500,000	5.250%, 10/15/2019	1,718,925
	Tobacco Settlement Financing,
	Revenue Bond,
650,000	5.000%, 06/01/2012	703,859
1,000,000	5.250%, 06/01/2021	1,062,690

		14,875,380

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	North Carolina - 5.02%
$2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding,
	Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	$3,025,950
1,480,000	North Carolina Capital Facilities
	Finance Agency, Series B,
	Refunding, Revenue Bond,
	5.000%, 10/01/2038	1,604,409
1,000,000	North Carolina Grant,
	Revenue Bond, MBIA Insured,
	5.000%, 03/01/2015	1,145,790
	North Carolina Medical Care
	Community, Revenue Bond,
700,000	5.500%, 10/01/2017	678,034
650,000	5.600%, 10/01/2036	536,913
1,500,000	North Carolina Municipal Power
	Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,697,865
750,000	Raleigh North Carolina Comb
	Enterprise, Series A, Revenue Bond,
	5.000%, 03/01/2031	804,682

		9,493,643

	North Dakota - 0.33%
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	618,514
	Ohio - 2.21%
1,490,000	Buckeye Ohio Tobacco Settlement
	Financial Authority, Series A,
	Revenue Bond,
	5.875%, 06/01/2047	1,210,550
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	844,830
690,000	Ohio St Air Quality Development
	Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	757,172
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,159,050
250,000	Toledo-Lucas County Port Authority,
	Special Assessment,
	5.380%, 12/01/2035x	212,777

		4,184,379

Principal Amount		Value

	Oklahoma - 0.34%
$650,000	Tulsa Industrial Authority, Series A,
	Refunding, Revenue Bond,
	NATL-RE Insured,
	5.000%, 10/01/2022	$651,625

	Oregon - 0.77%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	1,027,280
415,000	Multnomah County Hospital
	Facilities Authority, Series A,
	Revenue Bond,
	5.125%, 09/01/2040	427,828

		1,455,108

	Pennsylvania - 5.84%
1,250,000	Allegheny County Hospital
	Development Authority,
	Series A, Revenue Bond,
	5.000%, 09/01/2014	1,392,175
900,000	Butler County PA Hospital
	Authority, Revenue Bond,
	7.125%, 07/01/2029	1,042,173
2,000,000	Lackawanna County, Series B,
	Refunding, GO,
	6.000%, 09/15/2032	2,108,640
500,000	Lancaster County Hospital Authority,
	Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	505,165
1,000,000	Pennsylvania Economic
	Development Authority Allegheny
	Energy Supply, Revenue Bond,
	7.000%, 07/15/2039	1,082,270
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,149,560
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,128,810
1,000,000	Philadelphia Gas Works, Refunding,
	Revenue Bond,
	5.250%, 08/01/2017	1,052,300
1,500,000	Warwick School District, GO,
	4.375%, 02/01/2025	1,577,385

		11,038,478

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Puerto Rico - 4.38%
$1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	$1,274,750
1,000,000	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
	5.500%, 07/01/2017	1,076,170
625,000	Puerto Rico Commonwealth,
	Series A, Rerefunding, Revenue
	Bond, Assured Guaranty Insured,
	5.000%, 07/01/2016	697,494
620,000	Puerto Rico Commonwealth,
	Series B, Prerefunded,
	Refunding, GO,
	5.250%, 07/01/2032	747,292
380,000	Puerto Rico Commonwealth,
	Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	363,451
	Puerto Rico Sales Tax Financing,
	Series A, Revenue Bond,
2,030,000	6.750%, 08/01/2032	1,548,362
930,000	5.750%, 08/01/2037	1,004,530
1,500,000	5.000%, 08/01/2039	1,563,615

		8,275,664

	Tennessee - 0.72%
300,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	310,302
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,048,640

		1,358,942

	Texas - 8.79%
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	1,000,060
635,000	Forney Independent School District,
	GO, PSF-GTD Insured,
	0.000%, 08/15/2025 (a)	295,173

Principal Amount		Value

	Texas (Continued)
$145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	$147,829
1,280,000	La Porte Independent School
	District, GO,
	5.250%, 02/15/2024	1,451,725
930,000	Lower Colorado River Authority,
	Series B, Unrefunded, Revenue
	Bond, FSA Insured,
	6.000%, 05/15/2013	943,187
2,000,000	North East Independent School
	District, GO,
	5.250%, 02/01/2027	2,454,600
700,000	North Texas Tollway Authority,
	Series A, Refunded, Revenue Bond,
	6.000%, 01/01/2019	797,391
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	831,346
1,500,000	North Texas Tollway Authority,
	Series L, Refunding, Revenue Bond,
	5.500%, 01/01/2038	1,567,650
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,331,420
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	201,360
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,106
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	400,000
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	102,115
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	580,440
750,000	Texas Turnpike Authority, Series A,
	Revenue Bond, AMBAC Insured,
	5.500%, 08/15/2039	754,080

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Texas Water Development Board,
	Series B, Revenue Bond,
	5.250%, 07/15/2027	$1,118,930
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,167,140
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	451,868

		16,612,420

	Virginia - 1.66%
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 11/15/2019	1,195,400
870,000	Tobacco Settlement Financing,
	Series B, Revenue Bond,
	5.000%, 06/01/2047	662,888
1,000,000	Virginia College Building Authority
	Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,288,290

		3,146,578

	Washington - 3.44%
1,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,078,170
1,000,000	Energy Northwest, Series A,
	Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	1,083,550
2,000,000	Energy Northwest, Series A,
	Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,204,480
500,000	King County Hospital,
	Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	538,885

Principal Amount		Value

	Washington (Continued)
$45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	$47,632
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,046
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	33,208
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,462,937

		6,506,908

	Wisconsin - 3.10%
315,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	6.130%, 06/01/2027	345,041
1,500,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	1,718,160
400,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	407,832
1,000,000	Wisconsin Transportation, Series A,
	Revenue Bond, FGIC Insured,
	5.500%, 07/01/2016	1,037,960
2,000,000	Wisconsin, Series A, Refunding,
	Revenue Bond,
	6.000%, 05/01/2033	2,355,540

		5,864,533

	Wyoming - 0.43%
750,000	Wyoming Municipal Power Agency,
	Series A, Revenue Bond,
	5.500%, 01/01/2028	820,537

	Total Municipal Bonds
	(Cost $174,969,690)	184,197,491

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	SHORT TERM INVESTMENTS - 0.19%
	Cash Equivalent - 0.19%
350,595	Fidelity Tax Exempt Portfolio,
	0.220%	$350,595

	Total Short Term Investments
	(Cost $350,594)	350,595

	Total Investments
	(Cost $175,320,284) - 97.64%	184,548,086
	Other Assets in Excess of
	Liabilities - 2.36%	4,461,427

	TOTAL NET
	ASSETS - 100.00%	$189,009,513

Percentages are stated as a percent of net assets.

(a) Zero coupon bond

Glossary of Terms
AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
CP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.
NATL-RE	- National Public Finance Guarantee Corporation
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	CONVERTIBLE PREFERRED
	STOCKS - 0.01%
	Automobiles - 0.01%
12,000	General Motors Corporation	$38,686
1,800	General Motors Corporation	6,592

		45,278

	Total Convertible Preferred Stocks
	(Cost $304,161)	45,278

	PREFERRED STOCKS - 0.21%
	Banks - 0.11%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (Callable at
	$100.00 on 06/27/2013) (c)(e)	628,877

	Consumer Finance - 0.07%
12,000	Corts Trust for Ford Motor Company	205,200
329	GMAC - Preferred Blocker,
	Inc. (b)(c)	191,344

		396,544

	Thrifts, Mortgage & Finance - 0.03%
44,650	FHLMC	80,817
1,300	FNMA (a)(e)	3,737
32,350	FNMA	52,084

		136,638

	Total Preferred Stocks
	(Cost $2,948,922)	1,162,059

Principal Amount

	ASSET BACKED SECURITIES - 3.21%
$474,283	Accredited Mortgage Loan Trust
	Series 2005-3,
	0.486%, 09/25/2035	372,036
83,033	Conseco Finance Securitizations Corp.
	Series 2000-4,
	8.310%, 04/01/2031	62,895
227,401	Countrywide Asset-Backed Certificates
	Series 2005-4,
	4.456%, 09/25/2032	213,745
	Countrywide Home Equity Loan Trust
264,942	Series 2004-R,
	0.523%, 03/15/2030	71,317

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
$344,755	Series 2004-N,
	0.553%, 02/15/2034	$72,786
372,117	Series 2004-O,
	0.553%, 02/15/2034	153,513
349,580	Series 2005-F,
	0.483%, 12/15/2035	121,618
350,141	Delta Air Lines, Inc.
	Pool #081022,
	6.821%, 08/10/2022	323,880
1,601,477	Household Home Equity Loan Trust
	Series 2007-3,
	1.446%, 11/20/2036	1,333,134
	JetBlue Airways Corporation
674,002	Series 2004-2, G-1,
	0.815%, 02/15/2018 (e)	506,914
900,000	Series 2004-2, G-2,
	1.333%, 05/15/2018 (e)	533,996
876,544	Morgan Stanley
	Series M-1,
	1.286%, 10/25/2033	610,281
830,000	Nelnet, Inc.
	Series 2008-4,
	1.984%, 04/25/2024	851,975
	New Valley Generation
3,028,774	Series 2000-1,
	7.299%, 03/15/2019	3,474,337
7,259,432	Series 2001-1,
	5.572%, 05/01/2020	7,840,724
171,764	Residential Asset Mortgage
	Products, Inc.
	Series FLT
	0.746%, 03/25/2034	94,980
550,000	SLC Student Loan Trust
	Series 2008-1,
	2.229%, 12/15/2032	556,062
400,000	SLM Private Loan Trust
	Series 2003-7,
	1.829%, 12/15/2033 (c)	389,314

	Total Asset Backed Securities
	(Cost $18,768,406)	17,583,507

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 1.70%
$951,467	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	0.596%, 01/25/2035 (c)	$580,905
3,100,000	Master Adjustable Rate Mortgages
	Trust
	Series 2004-13,
	3.111%, 11/21/2034	2,461,821
438,047	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034 (c)	350,918
832,781	MLCC Mortgage Investors, Inc.
	Series 2005-1,
	4.855%, 04/25/2035	728,755
	Prime Mortgage Trust
3,262,198	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	2,870,156
2,632,822	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	1,862,012
473,449	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4
	7.500%, 07/25/2032	446,175

	Total Collateralized Mortgage
	Obligations (Cost $11,593,780)	9,300,742

	CORPORATE BONDS - 29.20%
	Aerospace & Defense - 0.15%
	Boeing Co.
240,000	6.000%, 03/15/2019	269,703
110,000	4.875%, 02/15/2020	113,699
475,000	International Lease Finance Corp.
	4.950%, 02/01/2011	435,075

		818,477

	Auto Components - 0.05%
250,000	The Goodyear Tire & Rubber Company
	9.000%, 07/01/2015 (b)	260,625

	Automobiles - 0.14%
260,000	DaimlerChrysler N.A.
	5.875%, 03/15/2011	269,900
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (f)	441,987
250,000	8.380%, 07/05/2033 (f)	51,180
30,000	8.375%, 07/15/2033 (f)	4,373

		767,440

Principal Amount			Value

	Banks - 3.92%
$300,000	AIFUL Corporation
	5.000%, 08/10/2010 (c)		$160,523
750,000	ANZ Capital Trust
	5.360%, 12/15/2049 (c)		677,561
2,800,000	ANZ National Bank Ltd.
	3.250%, 04/02/2012
	(Acquired 07/30/09 and 8/12/2009,
	Cost $2,863,967) (d)		2,898,713
30,000	BAC Capital Trust
	5.630%, 12/31/2099 (Callable at
	$100.00 on 03/15/2012)		19,875
500,000	Barclays Bank Plc
	5.200%, 07/10/2014		528,716
	Glitnir Bank
370,000	6.330%, 07/28/2011(Acquired
	07/21/2006, Cost $370,000) (d)(f)	.	48,409
760,000	6.693%, 06/15/2016 (Acquired
	06/14/2006 and 06/21/2009,
	Cost $758,848) (d)(f)		468
685,000	HSBC Finance Corp.
	4.125%, 11/16/2009		684,801
	ICICI Bank Ltd.
140,000	6.375%, 04/30/2022		114,467
254,000	6.375%, 04/30/2022 (c)		208,364
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011
	(Acquired 09/28/2006,
	Cost $129,288) (d)(f)		11,652
1,990,000	7.625%, 02/28/2015
	(Acquired 02/25/2008,
	Cost $1,708,395) (d)(f)		205,995
250,000	7.125%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (d)(f)		602
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011
	(Acquired 08/22/2006,
	Cost $1,079,719) (d)(f)		9,006
1,500,000	Macquarie Bank Ltd.
	3.300%, 07/17/2014 (Acquired
	08/11/2009, Cost $1,487,685) (d)		1,520,202
650,000	PNC Bank N.A.
	6.875%, 04/01/2018		696,093

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Banks (Continued)
$395,000	Rabobank Nederland
	11.000%, 06/30/2019 (e)(c)	$485,226
	Resona Bank
525,000	5.850%, 09/29/2049 (Acquired
	09/08/2005, Cost $524,633) (d)	454,719
450,000	4.125%, 12/31/2049 (Acquired
	10/05/2005, Cost $536,375) (d)	579,490
735,000	Resona Preferred Global Securities
	7.191%, 12/29/2049 (Callable at
	$100.00 on 07/30/2015) (c)	610,720
	Royal Bank of Scotland Group PLC
3,100,000	2.625%, 05/11/2012 (c)	3,148,028
140,000	5.000%, 11/12/2013	128,499
625,000	4.875%, 08/25/2014 (Acquired
	08/19/2009, Cost $622,701) (d)	635,291
50,000	5.000%, 10/01/2014	45,270
200,000	7.640%, 03/31/2049 (Callable at
	$100.00 on 09/29/2017)	98,115
1,740,000	9.118%, 03/31/2049 (Callable at
	$100.00 on 03/31/2010)	1,609,672
140,000	Russ Agriculture Bank
	6.299%, 05/15/2017 (c)	134,386
560,000	Santander Issuances SA
	5.805%, 06/20/2016 (Callable at
	$100.00 on 06/20/2011) (c)	498,594
600,000	Shinsei Finance Cayman Ltd.
	6.418%, 07/20/2048 (Callable at
	$100.00 on 07/20/2016) (c)	315,347
300,000	Sovereign Bank
	2.193%, 08/01/2013	286,402
280,000	Suntrust Capital
	6.100%, 12/01/2066	195,387
300,000	US Bank NA
	4.375%, 02/28/2017	412,377
	Wells Fargo Company
1,250,000	5.625%, 12/11/2017	1,315,143
840,000	9.750%, 09/26/2044 (b)(e)	877,800
400,000	7.700%, 12/29/2049 (e)	354,000
440,000	5.950%, 12/01/2086	383,900
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)	614,250

Principal Amount		Value

	Banks (Continued)
$575,000	6.450%, 12/15/2065 (Callable at
	$100.00 on 06/15/2016) (c)	$523,250

		21,491,313

	Beverages - 0.44%
600,000	Anheuser-Busch InBev NV
	7.750%, 01/15/2019 (c)	711,170
960,000	Diageo Plc
	7.375%, 01/15/2014 (b)	1,113,581
470,000	PepsiCo, Inc.
	7.900%, 11/01/2018 (b)	594,487

		2,419,238

	Business Services - 0.01%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	47,150
10,000	Lamar Media Corp.
	6.625%, 08/15/2015	9,200

		56,350

	Capital Markets - 2.09%
	Bear Stearns Companies, Inc.
815,000	6.400%, 10/02/2017	888,010
3,570,000	7.250%, 02/01/2018	4,083,591
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	205,180
80,000	5.450%, 11/01/2012	85,739
50,000	5.793%, 12/29/2049 (e)	36,250
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012 (f)	20,990
1,820,000	6.750%, 12/28/2017 (f)	313
370,000	3.019%, 08/19/2065 (e)(f)	36
270,000	5.857%, 12/29/2099 (f)	31
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	804,224
550,000	6.400%, 08/28/2017	557,877
1,200,000	6.875%, 04/25/2018	1,264,079
	Morgan Stanley
340,000	5.625%, 01/09/2012	360,455
500,000	5.750%, 08/31/2012	535,415
230,000	1.557%, 10/18/2016 (e)	205,719
600,000	5.950%, 12/28/2017	611,874
1,250,000	6.625%, 04/01/2018	1,323,929
150,000	5.625%, 09/23/2019	147,773
430,000	Wachovia Capital Trust
	5.800%, 03/15/2042	303,150

		11,434,635

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Chemicals - 0.23%
	Dow Chemical Co.
$775,000	7.600%, 05/15/2014	$858,183
325,000	5.900%, 02/15/2015	333,955
63,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	59,535

		1,251,673

	Commercial Services & Supplies - 0.14%
375,000	Allied Waste North America, Inc.
	7.125%, 05/15/2016	396,147
325,000	Waste Management, Inc.
	6.375%, 11/15/2012	355,936

		752,083

	Communications - 0.99%
295,000	British Telecommunications PLC
	9.125%, 12/15/2010	317,711
350,000	Deutsche Telekom International
	Finance B.V.
	5.750%, 03/23/2016	371,604
500,000	Inmarsat PLC
	10.375%, 11/15/2012	520,000
135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	119,644
40,000	News America Marketing, Inc.
	6.650%, 11/15/2037	41,803
110,000	Rogers Cable, Inc.
	6.750%, 03/15/2015	123,784
	Sprint Capital Corp.
830,000	8.375%, 03/15/2012	861,125
40,000	8.750%, 03/15/2032	38,000
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	479,417
200,000	4.950%, 09/30/2014	207,184
190,000	5.250%, 10/01/2015	196,953
430,000	6.999%, 06/04/2018	475,970
1,200,000	7.721%, 06/04/2038	1,429,496
50,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012	56,849
200,000	VIP Finance Vipelcom
	9.125%, 04/30/2018	212,000

		5,451,540

Principal Amount		Value

	Consumer Finance - 1.87%
	American Express Credit Corp.
$60,000	5.875%, 05/02/2013	$63,668
10,000	5.125%, 08/25/2014	10,355
	American Express Co.
840,000	8.125%, 05/20/2019	995,179
440,000	6.800%, 09/01/2066 (e)	380,600
210,000	American General Finance
	6.900%, 12/15/2017	147,076
690,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	764,843
	Ford Motor Credit Company LLC
460,000	7.375%, 10/28/2009	459,383
190,000	7.500%, 08/01/2012	182,545
540,000	12.000%, 05/15/2015	595,653
1,700,000	General Motors Acceptance
	Corporation
	6.875%, 09/15/2011	1,600,557
	GMAC Mortgage, LLC
176,000	7.750%, 01/19/2010 (c)	176,660
956,000	6.625%, 05/15/2012 (b)(c)	889,080
245,000	7.500%, 12/31/2013 (c)	216,825
194,000	8.000%, 12/31/2018 (c)	148,410
386,000	8.000%, 11/01/2031 (c)	314,590
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,394,295
260,000	0.193%, 04/01/2014	172,349
1,140,000	5.375%, 05/15/2014	873,367
120,000	5.050%, 11/14/2014	88,304
20,000	5.000%, 04/15/2015	14,919
100,000	5.625%, 08/01/2033	62,924
675,000	Westfield Capital Corp.
	4.375%, 11/15/2010 (c)	685,086

		10,236,668

	Consumer Services - 0.34%
1,800,000	Leaseplan Corp. NV
	3.000%, 05/07/2012 (c)	1,842,424
	Diversified Consumer Services - 0.02%
	Service Corporation International
10,000	7.625%, 10/01/2018	10,125
130,000	7.500%, 04/01/2027	116,675

		126,800

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Diversified Financial Services - 2.21%
$280,000	AGFC Capital Trust
	6.000%, 01/15/2067 (Callable at
	$100.00 on 01/15/2017) (c)	$116,200
	Bank of America Corporation
325,000	5.750%, 12/01/2017	324,930
200,000	7.625%, 06/01/2019 (b)	225,752
550,000	8.000%, 12/29/2049 (e)	489,714
40,000	8.125%, 12/29/2049	35,612
2,200,000	Citigroup Funding, Inc.
	1.875%, 11/15/2012	2,202,200
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	585,843
1,030,000	6.500%, 08/19/2013	1,082,164
1,120,000	5.000%, 09/15/2014	1,066,920
950,000	6.875%, 03/05/2038	955,850
	GE Capital Corp.
650,000	0.889%, 09/15/2014 (e)	575,268
1,160,000	6.375%, 11/15/2067 (e)	961,337
	JPMorgan Chase & Co.
500,000	6.125%, 06/27/2017	527,789
575,000	6.000%, 01/15/2018 (b)	618,174
1,800,000	Swedish Export Credit
	3.250%, 09/16/2014	1,808,575
1,214,000	UBS AG
	6.000%, 12/31/2017 (credit linked
	to a Republic of Brazil Treasury
	Security and IPCA Index Units)
	(Acquired 11/05/2007,
	Cost $327,072) (d)(j)	544,582

		12,120,910

	Diversified Telecommunication Services - 1.36%
	AT&T, Inc.
310,000	5.500%, 02/01/2018	323,986
540,000	5.800%, 02/15/2019 (b)	578,869
750,000	6.400%, 05/15/2038	798,862
690,000	6.550%, 02/15/2039	754,833
30,000	BellSouth Corp.
	4.750%, 11/15/2012	31,998
35,000	Citizens Communications Co.
	7.125%, 03/15/2019	33,162
520,000	KPN Mobile NV
	8.375%, 10/01/2030	671,958

Principal Amount		Value

	Diversified Telecommunication
	Services (Continued)
$410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	$442,533
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018 (b)	84,017
1,025,000	6.400%, 02/15/2038 (b)	1,098,921
540,000	8.950%, 03/01/2039	742,125
740,000	Verizon New York, Inc.
	6.875%, 04/01/2012	805,301
465,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018 (c)	581,582
515,000	Windstream Corp.
	8.625%, 08/01/2016	529,163

		7,477,310

	Electric Utilities - 2.19%
	AES Corp.
47,000	7.750%, 03/01/2014	47,588
190,000	7.750%, 10/15/2015	191,900
1,060,000	8.000%, 10/15/2017	1,071,925
475,000	CenterPoint Energy Resources Corp.
	7.875%, 04/01/2013	535,289
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	455,527
250,000	6.950%, 07/15/2018	283,624
275,000	5.900%, 03/15/2036	293,262
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	82,789
300,000	5.700%, 09/17/2012	327,939
25,000	Duke Energy Corp.
	5.625%, 11/30/2012	27,626
775,000	ENEL Finance International S.A.
	5.125%, 10/07/2019 (Acquired
	09/30/2009, Cost $771,590) (d)	771,590
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	75,619
10,000	10.875%, 11/01/2017	7,600
3,646,400	11.250%, 11/01/2017	2,424,856
270,000	6.500%, 11/15/2024	126,230
915,000	6.550%, 11/15/2034	416,153
75,000	Exelon Corp.
	5.625%, 06/15/2035	72,532
	FirstEnergy Corp.
9,000	6.450%, 11/15/2011	9,739
1,710,000	7.375%, 11/15/2031	1,922,283

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Electric Utilities (Continued)
	Nevada Power Co.
$375,000	5.875%, 01/15/2015	$399,952
625,000	6.650%, 04/01/2036	683,496
	Pacific Gas & Electric Co.
470,000	5.625%, 11/30/2017	516,690
170,000	6.050%, 03/01/2034	189,739
290,000	5.800%, 03/01/2037	315,071
	Progress Energy, Inc.
225,000	7.050%, 03/15/2019	262,440
400,000	7.750%, 03/01/2031	502,134

		12,013,593

	Electrical Equipment - 0.39%
100,000	L-3 Communications Holdings, Inc.
	6.375%, 10/15/2015	101,500
	Tyco International Group
130,000	6.750%, 02/15/2011	137,011
455,000	6.375%, 10/15/2011	490,725
1,235,000	Tyco International Ltd.
	6.875%, 01/15/2021	1,389,016

		2,118,252

	Electronic Equipment & Instruments - 0.16%
850,000	Agilent Technologies, Inc.
	5.500%, 09/14/2015	875,442
40,000	Freescale Semiconductor, Inc.
	8.875%, 12/15/2014	30,800

		906,242

	Energy Equipment & Services - 0.22%
620,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	758,511
190,000	Complete Production Services
	8.000%, 12/15/2016	173,850
	Geophysique
155,000	7.500%, 05/15/2015 (b)	155,000
90,000	7.750%, 05/15/2017	89,775
50,000	Pride International, Inc.
	7.375%, 07/15/2014	51,500
100,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired
	06/17/2008, Cost $98,745) (d)(f)	3,302

		1,231,938

Principal Amount		Value

	Food & Staples Retailing - 0.25%
	CVS Caremark Corporation
$500,000	6.600%, 03/15/2019	$564,643
773,002	6.943%, 01/10/2030	782,990

		1,347,633

	Food Products - 0.18%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	359,063
	Land O’ Lakes, Inc.
125,000	9.000%, 12/15/2010	127,031
500,000	8.750%, 11/15/2011 (b)	503,750

		989,844

	Health Care Equipment & Supplies - 0.21%
125,000	Boston Scientific Corp.
	7.000%, 11/15/2035	115,156
975,000	CareFusion Corp.
	6.375%, 08/01/2019 (Acquired
	07/14/2009, Cost $958,991) (d)	1,059,394

		1,174,550

	Health Care Providers & Services - 0.58%
100,000	AmerisourceBergen Corp.
	5.875%, 09/15/2015	107,838
180,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	184,950
	Davita, Inc.
205,000	6.625%, 03/15/2013	203,975
10,000	7.250%, 03/15/2015	9,950
250,000	FMC Finance III SA
	6.875%, 07/15/2017 (b)	243,750
	HCA, Inc.
13,000	6.300%, 10/01/2012	12,545
234,000	6.250%, 02/15/2013	224,640
460,000	6.750%, 07/15/2013	442,750
40,000	9.125%, 11/15/2014	41,400
340,000	9.250%, 11/15/2016	352,325
72,579	9.625%, 11/15/2016	75,664
500,000	7.875%, 02/15/2020 (Acquired
	08/05/2009 and 08/07/2009,
	Cost $492,500) (d)	503,125
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	568,422
160,000	Unitedhealth Group, Inc.
	6.000%, 02/15/2018	168,412

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$50,000	WellPoint, Inc.
	5.875%, 06/15/2017	$52,856

		3,192,602

	Hotels, Restaurants & Leisure - 0.20%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014 (b)	58,500
160,000	7.125%, 02/01/2016 (b)	141,600
85,000	Host Marriott Services Corp.
	6.750%, 06/01/2016	81,175
60,000	Inn of the Mountain Gods
	Resort & Casino
	12.000%, 11/15/2010 (Acquired
	03/01/2005 and 05/18/2005,
	Cost $61,343) (d)(f)	24,999
	MGM Mirage, Inc.
20,000	8.500%, 09/15/2010	19,950
20,000	10.375%, 05/15/2014 (c)	21,450
20,000	6.625%, 07/15/2015	15,550
100,000	7.625%, 01/15/2017	78,500
50,000	11.125%, 11/15/2017 (c)	54,875
20,000	River Rock Entertainment
	9.750%, 11/01/2011	18,500
	Station Casinos, Inc.
25,000	6.875%, 03/01/2016 (Acquired
	12/13/2006, Cost $25,577) (d)(f)	678
190,000	7.750%, 08/15/2016 (Acquired
	05/02/2007, Cost $193,093) (d)(f)	56,743
500,000	Universal City Development Partners
	11.750%, 04/01/2010	505,000

		1,077,520

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	216,006
250,000	8.600%, 05/01/2014	279,923

		495,929

	Independent Power Producers &
	Energy Traders - 0.16%
860,000	AES Corp.
	8.000%, 06/01/2020	857,850

Principal Amount		Value

	Industrials - 0.28%
$340,000	Reed Elsevier Capital
	8.625%, 01/15/2019	$419,572
985,000	Roche Holding Inc.
	6.000%, 03/01/2019 (c)	1,098,441

		1,518,013

	Insurance - 1.03%
	American International Group, Inc.
130,000	5.850%, 01/16/2018	94,263
390,000	8.250%, 08/15/2018	331,924
150,000	6.250%, 03/15/2087	75,000
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	377,749
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (c)	72,685
200,000	AXA Group
	6.463%, 12/31/2049 (Callable at
	$100.00 on 12/14/2018) (c)	158,000
375,000	Catlin Insurance Co. Ltd.
	7.249%, 12/31/2049 (Acquired
	01/11/2007, Cost $375,000;
	Callable at $100.00 on
	01/19/2017) (d)	253,125
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	740,939
425,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	440,303
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	1,032,000
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (c)	118,301
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023 (Acquired
	02/15/2005, Cost $441,198) (d)(e)	372,980
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	212,200
875,000	Swiss Reinsurance Company
	6.854%, 05/29/2049 (c)	657,059
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	739,606

		5,676,134

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	IT Services - 0.11%
$575,000	Fiserv, Inc.
	6.125%, 11/20/2012	$623,651

	Machinery - 0.01%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 (Callable at
	$102.06 on 04/01/2009) (c)	20,000
20,000	Terex Corp.
	7.375%, 01/15/2014	19,900

		39,900

	Media - 1.22%
950,000	British Sky Broadcasting Group
	6.100%, 02/15/2018 (c)	1,025,073
140,000	CCH Holdings LLC
	11.000%, 10/01/2015 (Acquired
	06/27/2007, Cost $145,413) (d)(f)	18,275
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.875%, 05/01/2017	395,212
500,000	9.455%, 11/15/2022	643,815
	Comcast Corp.
220,000	6.500%, 01/15/2015	245,420
50,000	6.500%, 01/15/2017	54,959
20,000	5.875%, 02/15/2018	21,346
650,000	Comcast Holdings Corp.
	10.625%, 07/15/2012	775,321
	CSC Holdings, Inc.
170,000	7.625%, 04/01/2011	177,225
30,000	8.625%, 02/15/2019 (c)	31,875
	Directv Hldgs Llc / Directv
180,000	4.750%, 10/01/2014 (c)	180,450
350,000	5.875%, 10/01/2019 (Acquired
	09/14/2009, Cost $347,407) (d)	349,563
95,000	Dish DBS Corp.
	7.875%, 09/01/2019 (c)	96,425
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014	39,000
500,000	7.125%, 02/01/2016	498,750
20,000	Liberty Media Corp.
	5.700%, 05/15/2013	19,050
70,000	Sun Media Corp.
	7.625%, 02/15/2013	53,900

Principal Amount		Value

	Media (Continued)
	Time Warner Cable, Inc.
$310,000	6.875%, 05/01/2012	$341,456
540,000	5.850%, 05/01/2017	570,218
150,000	8.750%, 02/14/2019	185,099
530,000	8.250%, 04/01/2019	641,707
210,000	6.750%, 06/15/2039	227,861
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (Callable
	at $105.25 on 01/15/2011) (c)	85,500

		6,677,500

	Metals & Mining - 0.75%
570,000	Alcoa, Inc.
	6.000%, 07/15/2013 (b)	595,500
650,000	ArcelorMittal SA
	6.125%, 06/01/2018	641,412
200,000	Barrick Gold Corp.
	6.950%, 04/01/2019	234,566
640,000	BHP Billiton Ltd.
	6.500%, 04/01/2019	743,878
100,000	Codelco
	4.750%, 10/15/2014 (c)	105,622
	Freeport-McMoRan Copper
	& Gold Inc.
10,000	8.250%, 04/01/2015	10,649
270,000	8.375%, 04/01/2017	287,613
670,000	Rio Tinto Ltd.
	6.500%, 07/15/2018	721,690
	Steel Dynamics, Inc.
5,000	7.375%, 11/01/2012 (b)	5,075
150,000	6.750%, 04/01/2015 (b)	144,375
	Teck Resources Ltd
25,000	9.750%, 05/15/2014	27,625
20,000	10.250%, 05/15/2016	22,700
40,000	10.750%, 05/15/2019	46,700
175,000	Transocean, Inc.
	6.800%, 03/15/2038	201,010
300,000	Vedanta Resources Plc
	8.750%, 01/15/2014 (c)	300,750

		4,089,165

	Mining - 0.08%
350,000	Anglo American Capital Plc
	9.375%, 04/08/2019 (Acquired
	08/03/2009, Cost $401,975) (d)	425,952

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Multi-Utilities - 0.42%
$50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	$51,345
550,000	Dominion Resources, Inc.
	8.875%, 01/15/2019	697,020
	Edison Mission Energy
90,000	7.750%, 06/15/2016	79,200
70,000	7.000%, 05/15/2017	58,800
220,000	7.200%, 05/15/2019	179,300
80,000	7.625%, 05/15/2027	57,600
850,000	MidAmerican Energy Holding Co.
	6.125%, 04/01/2036	920,634
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	221,625
30,000	7.375%, 02/01/2016	29,100
20,000	7.375%, 01/15/2017	19,400

		2,314,024

	Oil & Gas - 4.68%
	Amerada Hess Corp.
160,000	7.875%, 10/01/2029	187,914
630,000	7.300%, 08/15/2031	710,239
670,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	694,010
480,000	Apache Corp.
	6.000%, 09/15/2013	534,395
700,000	Boardwalk Pipelines LP
	5.875%, 11/15/2016	705,586
890,000	BP Capital PLC
	5.250%, 11/07/2013	975,834
	Canadian Natural Resources Ltd.
25,000	5.150%, 02/01/2013	26,609
75,000	5.850%, 02/01/2035	75,746
475,000	6.500%, 02/15/2037	527,016
170,000	Cenovus Energy, Inc.
	6.750%, 11/15/2039 (b)(c)	183,795
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	56,025
80,000	6.250%, 01/15/2018	72,000
155,000	7.250%, 12/15/2018	147,250
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	76,743
	ConocoPhillips
350,000	6.000%, 01/15/2020	388,644

Principal Amount		Value

	Oil & Gas (Continued)
$20,000	6.950%, 04/15/2029	$23,538
890,000	6.500%, 02/01/2039	1,029,564
390,000	Dolphin Energy Ltd.
	5.888%, 06/15/2019 (Acquired
	07/23/2009, Cost $390,403) (d)	395,600
275,000	Dynegy, Inc.
	7.750%, 06/01/2019	235,812
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	440,760
59,000	8.375%, 06/15/2032	71,130
	El Paso Corp.
500,000	7.000%, 06/15/2017	492,500
217,000	7.800%, 08/01/2031	200,100
355,000	7.750%, 01/15/2032	327,025
	Energy Transfer Partners LP
1,400,000	5.950%, 02/01/2015	1,471,376
50,000	6.700%, 07/01/2018	53,594
	Enterprise Products Operating LP
375,000	8.375%, 08/01/2066 (e)	351,067
450,000	7.034%, 01/15/2068	394,341
400,000	Hess Corp.
	8.125%, 02/15/2019	481,357
1,215,000	Kerr-McGee Corp.
	7.875%, 09/15/2031	1,378,590
	Kinder Morgan Energy Partners
360,000	6.750%, 03/15/2011	381,905
110,000	5.850%, 09/15/2012	118,596
260,000	6.000%, 02/01/2017	272,126
260,000	6.950%, 01/15/2038	280,158
410,000	Noble Energy, Inc.
	8.250%, 03/01/2019	495,767
790,000	Occidental Petroleum Corp.
	7.000%, 11/01/2013	913,493
	Oneok Partners LP
425,000	6.650%, 10/01/2036	454,333
525,000	6.850%, 10/15/2037	568,314
	OPTI Canada, Inc.
160,000	7.875%, 12/15/2014	123,200
130,000	8.250%, 12/15/2014 (b)	101,400
	Peabody Energy Corp.
10,000	6.875%, 03/15/2013	10,150
50,000	5.875%, 04/15/2016	47,875
781,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	755,373

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$340,000	Petrobras International Finance Co.
	6.125%, 10/06/2016	$364,650
980,000	Petroleos Mexicanos
	8.000%, 05/03/2019	1,124,060
200,000	Sandridge Energy, Inc.
	9.875%, 05/15/2016 (c)	209,500
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032	53,433
140,000	Suburban Propane Partners LP
	6.875%, 12/15/2013	139,125
425,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	444,899
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	267,640
140,000	7.625%, 04/01/2037	159,788
975,000	Teppco Partners LP
	6.650%, 04/15/2018	1,058,434
525,000	Transocean, Inc.
	7.500%, 04/15/2031	628,449
	Williams Companies, Inc.
360,000	7.875%, 09/01/2021	390,162
770,000	7.500%, 01/15/2031	788,565
590,000	7.750%, 06/15/2031	620,317
500,000	8.750%, 03/15/2032	574,895
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	887,488
30,000	5.650%, 04/01/2016	31,397
550,000	6.500%, 12/15/2018	608,244
70,000	6.750%, 08/01/2037	78,128

		25,660,024

	Pharmaceuticals - 0.38%
820,000	Abbott Laboratories
	5.125%, 04/01/2019	870,610
550,000	Pfizer, Inc.
	6.200%, 03/15/2019	621,053
520,000	Wyeth
	5.950%, 04/01/2037	574,671

		2,066,334

	Pipelines - 0.04%
225,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067	197,417

Principal Amount		Value

	Real Estate - 0.25%
	Forest City Enterprises, Inc.
$10,000	7.625%, 06/01/2015	$8,150
29,000	6.500%, 02/01/2017	18,705
550,000	Realogy Corp.
	12.375%, 04/15/2015	306,625
850,000	Simon Property Group, Inc.
	6.125%, 05/30/2018	857,865
	Ventas Realty LP
90,000	9.000%, 05/01/2012	94,950
70,000	6.750%, 04/01/2017	68,950

		1,355,245

	Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	35,800
	Road & Rail - 0.15%
90,000	Hertz Corp.
	8.875%, 01/01/2014	91,350
165,000	Kansas City Southern de
	Mexico, S.A. de C.V.
	12.500%, 04/01/2016 (c)	183,150
300,000	RailAmerica, Inc.
	9.250%, 07/01/2017 (c)	315,750
10,000	TFM SA de CV
	9.375%, 05/01/2012	10,200
230,000	Union Pacific Corp.
	5.375%, 05/01/2014	247,088

		847,538

	Special Purpose Entity - 0.44%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (c)	1,098,383
375,000	Hellas Telecom V
	4.496%, 10/15/2012	482,908
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e)	144,200
330,000	MUFG Capital Finance 1 Ltd.
	6.346%, 07/29/2049 (Callable at
	$100.00 on 07/25/2016)	305,257
	TNK-BP
100,000	7.500%, 07/18/2016	99,000
290,000	7.500%, 07/18/2016 (c)	283,475

		2,413,223

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Telecommuincations - 0.48%
$195,000	Cricket Communications Inc.
	7.750%, 05/15/2016 (c)	$198,900
125,000	EchoStar DBS Corporation
	7.750%, 05/31/2015	128,125
30,000	Intelsat Ltd.
	9.500%, 06/15/2016	31,650
100,000	Intelsat Corp.
	9.250%, 08/15/2014	103,000
390,000	Qtel International Finance
	6.500%, 06/10/2014 (c)	426,688
750,000	Qwest Capital Funding, Inc.
	7.250%, 02/15/2011	753,750
875,000	Telefonica Emisiones SAU
	6.421%, 06/20/2016	984,040

		2,626,153

	Tobacco - 0.04%
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	239,456

	Transportation - 0.10%
86,000	Teekay Shipping Corp.
	8.875%, 07/15/2011	88,902
446,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	462,516

		551,418

	Utilities - 0.04%
225,000	Calpine Construction Finance Co. LP
	8.000%, 06/01/2016 (c)	231,750

	Wireless Telecommunication
	Services - 0.10%
200,000	America Movil SAB de CV
	5.625%, 11/15/2017	207,771
70,000	Rogers Communications Inc.
	6.800%, 08/15/2018	78,691
240,000	Rogers Wireless Communications, Inc.
	6.375%, 03/01/2014	265,201

		551,663

	Total Corporate Bonds
	(Cost $168,694,370)	160,053,799

Principal Amount		Value

	FOREIGN GOVERNMENT
	NOTES/BONDS - 1.74%
$500,000	Province of Ontario
	4.100%, 06/16/2014	$529,198
620,000	Republic Of Argentina
	7.000%, 10/03/2015	447,950
570,000	Republic of Peru
	7.125%, 03/30/2019	660,345
75,200	Russia Foreign Bond
	7.500%, 03/31/2030	77,482
	Societe de Financement de
	l’Economie Francaise’s
3,800,000	3.375%, 05/05/2014 (c)	3,905,689
3,700,000	2.875%, 09/22/2014
	(Acquired 09/15/2009,
	Cost $3,680,205) (d)(b)	3,714,615
	United Mexican States
14,000	5.625%, 01/15/2017	14,602
156,000	6.750%, 09/27/2034	172,380

	Total Foreign Government
	Notes/Bonds (Cost $9,014,481)	9,522,261

	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY - 13.61%
34,270	Adjustable Rate Mortgage Trust
	Series 2004-5,
	5.007%, 04/25/2035	28,051
	Bank of America Corporation
649,137	Series 2005-B,
	5.081%, 04/25/2035	441,860
550,000	Series 2005-5,
	5.115%, 10/10/2045	535,751
2,500,000	Series 2005-6,
	5.179%, 09/10/2047	2,436,801
110,000	Series 2007-5,
	5.620%, 02/10/2051	101,662
183,309	BCAP LLC Trust
	Series 2006-RR1,
	0.906%, 11/25/2036	152,497
	Bear Stearns Trust
60,080	Series 2004-1,
	4.217%, 04/25/2034	54,551
459,413	Series 2004-9,
	3.358%, 09/25/2034	317,692

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
$808,016	Series 2005-2,
	4.587%, 04/25/2035	$498,425
198,136	Series 2005-3,
	5.086%, 06/25/2035	144,184
1,782,893	Series 2006-4,
	3.879%, 10/25/2036	1,113,812
3,000,000	Series 2005-PWR10,
	5.405%, 12/11/2040	2,954,129
3,146,132	Series FLT, 6.029%, 09/25/2047	1,838,589
	Chase Mortgage Financial Trust
1,151,796	Series 2007-A1,
	4.601%, 02/25/2037	1,093,758
1,770,686	Series 2007-A1,
	4.728%, 02/25/2037	1,625,255
1,714,326	Series 2007-A1,
	4.129%, 01/01/2049	1,596,727
1,337,367	Series 2007-A1,
	4.369%, 01/01/2049	1,239,626
376,026	Series 2007-A1,
	4.415%, 01/01/2049	332,798
	CIT Mortgage Loan Trust
1,027,437	Pool #2007A1, 1.266%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,027,437) (d)	852,982
550,000	Pool #2007A2, 1.516%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $550,000) (d)	189,146
1,000,000	Pool #2007A3, 1.716%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,000,000) (d)	339,988
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4,
	5.916%, 03/15/2049	1,881,552
2,500,000	Citigroup/Deutsche Bank
	Commercial Mortgage
	Series TR,
	5.545%, 01/15/2046	2,334,198
	Countrywide Alternative Loan Trust
1,306,068	Series 2005-27,
	2.461%, 08/25/2035	582,496
653,068	Series 2005-36,
	4.846%, 08/25/2035	473,348

Principal Amount		Value

$316,690	Series 2005-38,
	2.551%, 09/25/2035	$175,592
609,305	Series 2005-51,
	0.566%, 11/20/2035	323,018
1,029,928	Series 2005-59,
	0.576%, 11/20/2035	556,895
1,858,603	Series 2005-62,
	0.566%, 12/25/2035	983,189
1,230,717	Series 2005-63,
	5.306%, 12/25/2035	822,079
2,429,266	Series 2007-16CB,
	6.000%, 08/25/2037	1,709,539
1,444,413	Series 2006-OA10,
	0.456%, 08/25/2046	691,165
718,526	Series 2006-OA21,
	0.436%, 03/20/2047	364,311
	Countrywide Home Loans, Inc.
139,626	Series 2003-52,
	4.959%, 02/19/2034	123,240
51,819	Series 2004-HYB6,
	4.377%, 11/20/2034	41,948
324,705	Series 2005-11,
	0.566%, 03/25/2035	171,192
812,451	Series 2005-R1,
	0.626%, 03/25/2035 (c)	610,082
489,593	Series 2005-11,
	3.611%, 04/25/2035	326,716
288,042	Series 2005-HYB4,
	4.864%, 08/20/2035	187,826
30,157	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034	27,539
2,540,395	First Union National Bank
	Commercial Mortgage
	Series 2000-C2,
	7.202%, 10/15/2032	2,619,122
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1,
	6.278%, 11/15/2039	2,639,666
	GMAC Mortgage, LLC
2,146,074	Series FLT,
	1.016%, 02/25/2031 (c)	1,196,397
1,290,000	Series 1998-C2,
	6.500%, 05/15/2035	1,296,682
651,147	Series 2007-HE3,
	7.000%, 09/25/2037	270,721

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
$729,462	Granite Master Issuer Plc
	Series 2007-2,
	0.363%, 12/17/2054	$519,848
800,000	GS Mortgage Securities Corporation
	Series 2005-GG4,
	4.680%, 07/10/2039	818,661
	Harborview Mortgage Loan Trust
1,206,220	Series 2005-10,
	0.589%, 11/19/2035	693,500
1,322,094	Series FLT,
	5.724%, 12/19/2035	863,784
232,608	Series 2005-16,
	0.519%, 01/19/2036	123,414
1,301,602	Series 2005-16,
	0.529%, 01/19/2036	676,804
	IMPAC Secured Assets Corp.
904,985	Series 2005-6,
	0.516%, 10/25/2035	430,761
1,056,808	Series 2005-2,
	0.586%, 03/25/2036	454,102
	IndyMac Mortgage Loan Trust
391,335	Series 2005-AR15,
	5.099%, 09/25/2035	256,605
584,083	Series 2005-AR15,
	5.278%, 09/25/2035	403,233
1,815,376	Series 2007-AR15,
	5.639%, 08/25/2037	983,099
1,254,891	Series 2007-AR7,
	6.186%, 11/25/2037	889,042
617,311	Series 2005-AR16IP,
	0.586%, 07/25/2045	326,627
	JPMorgan Commercial Mortgage
1,380,000	Series 2005-CIBC12,
	4.895%, 09/12/2037	1,340,828
1,500,000	Series 2005-LDP2,
	4.738%, 07/15/2042	1,467,526
	JPMorgan Mortgage Trust
624,401	Series 2007-A1,
	4.016%, 07/25/2035	601,170
561,570	Series 2007-A1,
	4.066%, 07/25/2035	529,559

Principal Amount		Value

$596,827	Series 2007-A1,
	4.493%, 07/25/2035	$570,425
	Lehman Brothers Trust
1,779,084	Series 2005-5N,
	0.044% to 0.044%, 11/25/2035	932,537
212,307	Series 2005-7N,
	0.033%, 12/25/2035	121,186
2,700,271	Series 2007-16N,
	0.038%, 09/25/2047	1,299,096
600,000	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2005-C3,
	4.664%, 07/15/2030 (f)	607,504
597,144	Luminent Mortgage Trust
	Series 2006-5,
	0.436%, 07/25/2036	289,162
1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1,
	5.656%, 05/12/2039	940,979
	MLCC Mortgage Investors, Inc.
707,297	Series 2004-A3,
	5.043%, 05/25/2034	653,519
1,500,000	Series 2007-7,
	5.810%, 06/12/2050	1,172,024
2,000,000	Morgan Stanley
	Series 2005-HQ7,
	5.378%, 11/14/2042	2,008,037
	Residential Accredit Loans, Inc.
3,712,361	Series 2007-QH9,
	6.521%, 11/25/2037	1,709,681
1,195,290	Series 2005-QO4,
	0.546%, 12/25/2045	629,475
1,496,250	Series 2005-QO5,
	2.051%, 01/25/2046	810,961
1,260,092	Residential Funding Mortgage
	Series FLT,
	5.190%, 09/25/2035	1,018,534
	Structured Adjustable Rate
	Mortgage Loan
88,159	Series FLT,
	3.734%, 05/25/2034	74,387
26,994	Series FLT,
	3.396%, 09/25/2034	22,022
3,385,421	Series A-1,
	2.551%, 08/25/2047	1,562,970

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
	Washington Mutual
$118,012	Series 2004-AR3,
	3.137%, 06/25/2034	$111,374
1,700,000	Series 2005-AR4,
	4.653%, 04/25/2035	1,208,910
1,072,115	Series 2007-HY4,
	5.499%, 09/25/2036	805,548
1,924,890	Series 2007-HY2,
	5.564%, 12/25/2036	1,239,840
1,047,372	Series 2005-AR8,
	0.556%, 07/25/2045 (e)	634,626
1,103,602	Series 2005-AR13,
	0.556%, 10/25/2045	597,545
1,395,613	Series 2005-AR15,
	0.526%, 11/25/2045	837,332
1,156,365	Series 2005-AR15,
	0.546%, 11/25/2045	676,178
1,162,137	Series 2005-AR17,
	0.536%, 12/25/2045	703,938
908,530	Series 2005-AR19,
	0.536%, 12/25/2045	535,088
689,927	Series 2006-AR11,
	1.971%, 09/25/2046	325,136
742,551	Series 2007-OA2,
	1.751%, 03/25/2047	338,989
	Wells Fargo Company
723,490	Series 2005-AR16,
	3.862%, 10/25/2035	692,460
3,021,860	Series 2007-PA6,
	6.558%, 12/28/2037	1,785,380

	Total Mortgage Backed Securities -
	Non-U.S. Governmnet Agency
	(Cost $103,016,903)	74,590,203

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY - 39.34%
	FHLMC
$1,000,000	Series 2590,
	5.000%, 03/15/2018	$1,070,376
1,215,123	Series 2329,
	6.500%, 06/15/2031	1,325,477
686,119	Series 2338,
	6.500%, 07/15/2031	735,156
3,021,517	Pool #1G-0058,
	4.610%, 01/01/2035	3,128,564
1,369,268	Pool #1H-2524,
	4.206%, 08/01/2035	1,413,190
68,296	Series 3013,
	0.000%, 08/15/2035 (Acquired
	05/01/2007, Cost $69,634) (d)(l)	66,000
2,045,591	Pool #1Q-0160,
	5.045%, 09/01/2035	2,123,024
1,343	Pool #A4-3129,
	5.500%, 02/01/2036	1,409
48,978	Series 3167,
	0.000%, 06/15/2036 (Acquired
	04/13/2007, Cost $45,255) (d)(l)	47,408
6,965	Pool #A5-6056,
	5.500%, 01/01/2037	7,307
32,174	Pool #A5-8128,
	5.500%, 03/01/2037	33,729
11,684	Pool #A5-8972,
	5.500%, 04/01/2037	12,258
18,204	Pool #A5-9129,
	5.500%, 04/01/2037	19,084
21,186	Pool #A5-9433,
	5.500%, 04/01/2037	22,210
75,761	Pool #G0-3074,
	5.500%, 04/01/2037	79,423
979,176	Pool #1N-1582,
	5.913%, 05/01/2037	1,037,529
14,645	Pool #A6-1954,
	5.500%, 06/01/2037	15,364
205,549	Pool #G0-3073,
	5.500%, 07/01/2037	215,484
1,345	Pool #G0-3354,
	5.500%, 07/01/2037	1,410

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$478,175	Pool #G0-3508,
	6.000%, 07/01/2037	$505,924
16,180	Pool #G0-3358,
	5.500%, 08/01/2037	16,962
88,625	Pool #A6-5924,
	6.000%, 09/01/2037	93,768
2,284,644	Pool #1G-2201,
	6.085%, 09/01/2037	2,422,770
40,228	Pool #G0-4212,
	6.000%, 11/01/2037	42,562
114,084	Pool #A6-9805,
	5.500%, 12/01/2037	119,599
23,428	Pool #G0-3640,
	5.500%, 12/01/2037	24,561
46,193	Pool #G0-4603,
	5.500%, 12/01/2037	48,426
262,123	Pool #G0-3952,
	5.500%, 02/01/2038	274,792
91,758	Pool #A7-6568,
	5.500%, 04/01/2038	96,188
209,919	Pool #G0-4183,
	5.500%, 04/01/2038	220,053
89,069	Pool #A7-7048,
	5.500%, 05/01/2038	93,369
62,947	Pool #A7-7373,
	5.500%, 05/01/2038	65,986
22,657	Pool #A7-7799,
	5.500%, 05/01/2038	23,751
1,704,452	Pool #G0-4346,
	6.000%, 05/01/2038	1,801,403
8,006	Pool #A7-7697,
	5.500%, 06/01/2038	8,392
43,719	Pool #A7-7872,
	5.500%, 06/01/2038	45,829
261,983	Pool #A7-7893,
	5.500%, 06/01/2038	274,631
12,227	Pool #A7-8132,
	5.500%, 06/01/2038	12,817
96,166	Pool #A7-8469,
	5.500%, 06/01/2038	100,809
226,381	Pool #A7-8470,
	5.500%, 06/01/2038	237,309

Principal Amount		Value

$216,312	Pool #A7-8471,
	5.500%, 06/01/2038	$226,755
175,536	Pool #A7-8472,
	5.500%, 06/01/2038	184,010
157,477	Pool #A7-8488,
	5.500%, 06/01/2038	165,080
250,379	Pool #A7-8489,
	5.500%, 06/01/2038	262,466
71,342	Pool #A7-8490,
	5.500%, 06/01/2038	74,786
25,804	Pool #A7-8491,
	5.500%, 06/01/2038	27,050
39,634	Pool #G0-4680,
	5.500%, 08/01/2038	41,548
61,828	Pool #A8-1756,
	6.000%, 09/01/2038	65,345
24,835	Pool #G0-4711,
	6.000%, 09/01/2038	26,248
76,074	Pool #A8-2463,
	5.500%, 10/01/2038	79,746
19,405	Pool #A8-2548,
	5.500%, 10/01/2038	20,342
18,617	Pool #A8-3371,
	5.500%, 12/01/2038	19,516
11,583	Pool #A8-3398,
	5.500%, 12/01/2038	12,142
1,152,563	Pool #G0-5123,
	5.500%, 12/01/2038	1,208,206
46,230	Pool #A8-3979,
	5.500%, 01/01/2039	48,462
75,777	Pool #A8-4016,
	5.500%, 01/01/2039	79,435
57,650	Pool #A8-4079,
	5.500%, 01/01/2039	60,433
68,983	Pool #A8-4498,
	5.500%, 02/01/2039	72,306
14,323	Pool #A8-5613,
	5.500%, 04/01/2039	15,013
10,308	Pool #A8-5766,
	5.500%, 04/01/2039	10,805
35,420	Pool #A8-6141,
	5.000%, 05/01/2039	36,655
588,161	Pool #A8-6245,
	5.000%, 05/01/2039	608,679

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$985,798	Pool #A8-6862,
	5.000%, 06/01/2039	$1,020,188
294,689	Pool #A8-6874,
	5.000%, 06/01/2039	304,969
98,374	Pool #A8-6880,
	5.000%, 06/01/2039	101,806
198,029	Pool #A8-6915,
	5.000%, 06/01/2039	204,938
395,361	Pool #A8-6950,
	5.000%, 06/01/2039	409,153
4,952,574	Pool #A8-6956,
	5.000%, 06/01/2039	5,125,347
692,509	Pool #A8-7059,
	5.000%, 06/01/2039	716,667
1,281,740	Pool #A8-7062,
	5.000%, 06/01/2039	1,326,454
297,768	Pool #A8-7438,
	5.000%, 07/01/2039	308,156
298,831	Pool #A8-7443,
	5.000%, 07/01/2039	309,256
234,957	Pool #G0-5529,
	5.000%, 07/01/2039	243,178
34,722	Pool #A8-7625,
	5.000%, 08/01/2039	35,933
29,363	Pool #A8-7706,
	5.000%, 08/01/2039	30,387
30,054	Pool #A8-8050,
	5.000%, 08/01/2039	31,102
33,742	Pool #A8-8118,
	5.000%, 08/01/2039	34,919
1,000,000	Pool #C0-3404,
	4.500%, 09/01/2039	1,013,333
	FHLMC Gold
21,139	Pool #B1-2301,
	4.000%, 02/01/2014	21,739
37,764	Pool #B1-2730,
	4.000%, 03/01/2014	38,836
38,616	Pool #B1-2772,
	4.000%, 03/01/2014	39,717
29,290	Pool #B1-2818,
	4.000%, 03/01/2014	30,121

Principal Amount		Value

$35,011	Pool #B1-2819,
	4.000%, 03/01/2014	$36,001
31,727	Pool #B1-2883,
	4.000%, 03/01/2014	32,624
23,948	Pool #B1-2910,
	4.000%, 03/01/2014	24,625
26,921	Pool #B1-2911,
	4.000%, 03/01/2014	27,682
121,809	Pool #B1-3066,
	4.000%, 03/01/2014	125,271
16,706	Pool #B1-3343,
	4.000%, 04/01/2014	17,184
22,373	Pool #B1-3344,
	4.000%, 04/01/2014	23,009
29,298	Pool #B1-3360,
	4.000%, 04/01/2014	30,134
177,664	Pool #E9-6057,
	4.500%, 05/01/2018	187,733
50,168	Pool #E9-6247,
	4.500%, 05/01/2018	53,011
53,636	Pool #E9-6248,
	4.500%, 05/01/2018	56,676
61,747	Pool #E9-7034,
	4.500%, 06/01/2018	65,246
23,662	Pool #E9-9763,
	4.500%, 09/01/2018	25,002
23,008	Pool #E9-9764,
	4.500%, 09/01/2018	24,312
16,611	Pool #E9-9765,
	4.500%, 09/01/2018	17,552
99,356	Pool #E9-9768,
	4.500%, 09/01/2018	104,987
49,274	Pool #E9-9769,
	4.500%, 09/01/2018	52,066
34,014	Pool #E9-9770,
	4.500%, 09/01/2018	35,942
57,454	Pool #B1-0170,
	4.500%, 10/01/2018	60,710
71,160	Pool #B1-0207,
	4.500%, 10/01/2018	75,193
66,314	Pool #E0-1481,
	4.500%, 10/01/2018	70,054
346,039	Pool #B1-0178,
	5.000%, 10/01/2018	368,450

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$67,483	Pool #B1-0931,
	4.500%, 11/01/2018	$71,308
130,196	Pool #E0-1489,
	4.500%, 11/01/2018	136,953
555,989	Pool #E0-1538,
	5.000%, 12/01/2018	591,276
75,876	Pool #B1-1801,
	4.500%, 01/01/2019	80,175
69,872	Pool #E0-1602,
	4.500%, 03/01/2019	73,791
71,230	Pool #G1-1526,
	4.500%, 03/01/2019	75,267
919,340	Pool #G1-1719,
	5.000%, 06/01/2020	976,009
920,509	Pool #G1-1733,
	5.000%, 07/01/2020	974,373
632,432	Pool #D9-6291,
	4.500%, 09/01/2023	652,362
858,976	Pool #78-0447,
	2.968%, 04/01/2033	879,561
2,782,684	Pool #G0-8085,
	5.000%, 10/01/2035	2,885,847
598,776	Pool #A3-9756,
	5.000%, 11/01/2035	620,974
340,231	Pool #1N-1447,
	5.705%, 02/01/2037	359,382
765,418	Pool #1N-1463,
	5.875%, 05/01/2037	810,044
282,640	Pool #G0-3812,
	5.500%, 02/01/2038	296,301
	FNMA
59,595	Pool #357273,
	5.000%, 09/01/2017	63,362
7,047	Pool #254684,
	5.000%, 03/01/2018	7,488
8,426	Pool #555361,
	4.500%, 04/01/2018	8,904
6,373	Pool #656564,
	5.000%, 04/01/2018	6,772
92,128	Pool #695826,
	5.000%, 04/01/2018	97,893

Principal Amount		Value

$10,337	Pool #357378,
	4.500%, 05/01/2018	$10,922
7,528	Pool #685505,
	5.000%, 05/01/2018	7,999
6,614	Pool #685506,
	5.000%, 05/01/2018	7,028
9,077	Pool #705709,
	5.000%, 05/01/2018	9,645
10,605	Pool #555549,
	5.000%, 06/01/2018	11,269
21,308	Pool #357413,
	5.000%, 07/01/2018	22,642
2,914,518	Pool #734788,
	4.000%, 09/01/2018	3,037,787
45,501	Pool #713830,
	4.500%, 10/01/2018	48,079
101,947	Pool #734743,
	4.500%, 10/01/2018	107,725
47,883	Pool #740468,
	4.500%, 10/01/2018	50,597
32,166	Pool #743133,
	5.000%, 10/01/2018	34,179
45,856	Pool #769278,
	4.500%, 11/01/2018	48,455
73,352	Pool #752853,
	4.500%, 12/01/2018	77,509
46,889	Pool #254987,
	5.000%, 12/01/2018	49,823
10,138	Pool #357478,
	5.000%, 12/01/2018	10,772
570,832	Pool #745387,
	5.000%, 04/01/2019	606,553
19,980	Pool #776276,
	5.000%, 04/01/2019	21,231
115,922	Pool #772684,
	4.500%, 05/01/2019	122,129
17,035	Pool #775653,
	4.500%, 05/01/2019	17,948
94,188	Pool #775688,
	4.500%, 05/01/2019	99,231
51,913	Pool #777358,
	4.500%, 05/01/2019	54,693
139,519	Pool #779081,
	4.500%, 06/01/2019	146,990

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$83,382	Pool #735985,
	5.000%, 06/01/2019	$88,600
51,621	Pool #788275,
	5.000%, 07/01/2019	54,722
98,059	Pool #725792,
	4.500%, 08/01/2019	103,309
26,372	Pool #790397,
	5.000%, 08/01/2019	27,956
12,108	Pool #761496,
	5.000%, 09/01/2019	12,835
953,712	Pool #735439,
	6.000%, 09/01/2019	1,024,719
22,947	Pool #930637,
	4.500%, 10/01/2019	24,248
171,753	Pool #811034,
	5.000%, 10/01/2019	182,501
1,190,340	Pool #745238,
	6.000%, 12/01/2020	1,278,964
434,341	Pool #888104,
	5.000%, 05/01/2021	460,435
3,208,800	Pool #981272,
	4.500%, 04/01/2023	3,326,347
1,602,776	Pool #889428,
	5.000%, 05/01/2023	1,690,052
1,201,600	Pool #981644,
	4.500%, 06/01/2023	1,247,164
585,655	Pool #966689,
	5.000%, 06/01/2023	615,042
5,000,000	Pool #TBA,
	5.500%, 10/15/2024 (g)	5,288,280
736,541	Pool #544859,
	3.352%, 08/01/2029	736,977
857,887	Pool #786848,
	7.000%, 10/01/2031	948,586
13,294	Pool #891380,
	5.000%, 12/01/2031	13,873
18,663	Pool #699511,
	5.000%, 06/01/2033	19,408
16,158	Pool #555679,
	5.000%, 08/01/2033	16,777
63,446	Pool #727181,
	5.000%, 08/01/2033	65,877

Principal Amount		Value

$16,356	Pool #730727,
	5.000%, 08/01/2033	$16,983
4,191	Pool #741862,
	5.500%, 09/01/2033	4,410
24,508	Pool #747536,
	5.000%, 11/01/2033	25,447
27,358	Pool #745944,
	5.000%, 12/01/2033	28,451
5,298	Pool #766197,
	5.500%, 02/01/2034	5,568
482,188	Pool #888504,
	2.617%, 04/01/2034	485,246
848	Pool #776974,
	5.500%, 04/01/2034	892
479,252	Series 2004-71,
	0.000%, 04/25/2034 (Acquired
	04/07/2006, Cost $39,505) (d)(i)(l)	1,749
34,155	Pool #775776,
	5.500%, 05/01/2034	35,897
950,927	Pool #725705,
	5.000%, 08/01/2034	987,396
1,315,753	Pool #782284,
	6.000%, 09/01/2034	1,400,331
1,011,577	Pool #791563,
	6.000%, 09/01/2034	1,075,022
38,796	Pool #794371,
	6.000%, 09/01/2034	41,229
524,923	Pool #802783,
	4.862%, 10/01/2034	543,856
1,013,839	Pool #802493,
	6.000%, 11/01/2034	1,077,426
57,236	Pool #781629,
	5.500%, 12/01/2034	60,155
2,494	Pool #806098,
	6.000%, 12/01/2034	2,650
6,461,256	Pool #735224,
	5.500%, 02/01/2035	6,798,789
2,718,266	Pool #808057,
	6.000%, 02/01/2035	2,881,957
45,677	Pool #814918,
	5.000%, 04/01/2035	47,357
61,024	Pool #822815,
	5.500%, 04/01/2035	64,097
787,946	Pool #735504,
	6.000%, 04/01/2035	839,335

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,212,705	Pool #773306,
	6.000%, 05/01/2035	$1,285,732
55,069	Series 2007-27,
	0.000%, 05/25/2035 (Acquired
	05/29/2007, Cost $52,109) (d)(l)	52,616
2,485,434	Pool #827741,
	5.500%, 06/01/2035	2,610,612
65,351	Pool #820242,
	5.000%, 07/01/2035	67,754
40,429	Pool #829196,
	5.000%, 07/01/2035	41,916
35,543	Pool #829202,
	5.000%, 07/01/2035	36,849
16,788	Pool #833958,
	5.000%, 07/01/2035	17,406
18,518	Pool #835738,
	5.000%, 07/01/2035	19,199
47,848	Pool #357850,
	5.500%, 07/01/2035	50,257
186,178	Pool #357842,
	6.000%, 07/01/2035	197,390
43,247	Pool #255813,
	5.000%, 08/01/2035	44,836
19,416	Pool #834513,
	5.000%, 08/01/2035	20,130
1,026,297	Pool #829334,
	3.674%, 09/01/2035	1,052,169
4,508,091	Pool #820345,
	5.000%, 09/01/2035	4,673,810
29,595	Pool #840001,
	5.000%, 09/01/2035	30,683
19,147	Pool #840696,
	5.000%, 09/01/2035	19,851
9,420,740	Pool #832738,
	5.500%, 09/01/2035	9,895,211
7,056	Pool #838452,
	5.500%, 09/01/2035	7,412
1,389,018	Pool #836464,
	3.020%, 10/01/2035	1,402,835
956,131	Pool #836852,
	3.019%, 10/01/2035	965,619
22,536	Pool #843833,
	5.000%, 10/01/2035	23,365

Principal Amount		Value

$66,446	Pool #880609,
	5.000%, 10/01/2035	$68,889
117,413	Pool #817534,
	5.500%, 10/01/2035	123,327
388,503	Pool #836273,
	5.500%, 10/01/2035	408,069
118,049	Pool #745000,
	6.000%, 10/01/2035	125,508
622,018	Pool #843823,
	3.017%, 11/01/2035	628,190
106,330	Pool #844052,
	3.016%, 11/01/2035	107,385
102,509	Pool #844148,
	3.030%, 11/01/2035	103,532
104,443	Pool #844237,
	3.026%, 11/01/2035	105,482
110,588	Pool #843997,
	3.039%, 11/01/2035	111,691
109,579	Pool #844789,
	3.042%, 11/01/2035	110,675
2,866,138	Pool #844158,
	5.000%, 11/01/2035	2,971,498
1,224,219	Pool #745755,
	5.000%, 12/01/2035	1,269,987
25,879	Pool #863913,
	5.500%, 12/01/2035	27,183
189,637	Pool #848939,
	6.500%, 01/01/2036	203,364
40,587	Pool #851639,
	6.500%, 01/01/2036	43,480
2,731,501	Pool #745275,
	5.000%, 02/01/2036	2,831,912
518,599	Pool #888022,
	5.000%, 02/01/2036	537,663
250,107	Pool #852263,
	5.000%, 03/01/2036	258,949
62,619	Pool #865854,
	6.000%, 03/01/2036	66,272
2,674,676	Pool #256219,
	5.500%, 04/01/2036	2,793,922
377,038	Pool #869843,
	5.500%, 04/01/2036	395,497
23,025	Pool #880627,
	5.500%, 04/01/2036	24,152

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$74,193	Pool #891474,
	6.000%, 04/01/2036	$78,521
2,642,066	Pool #868993,
	3.516%, 05/01/2036	2,706,391
3,228,360	Pool #872236,
	3.393%, 05/01/2036	3,312,345
3,087,721	Pool #885961,
	3.421%, 07/01/2036	3,167,912
3,327,735	Pool #886376,
	3.519%, 08/01/2036	3,409,093
56,112	Pool #887046,
	6.000%, 08/01/2036	59,385
3,282,253	Pool #886891,
	3.391%, 09/01/2036	3,382,527
1,063,796	Pool #831808,
	6.000%, 09/01/2036	1,125,862
539,593	Pool #897776,
	6.500%, 09/01/2036	578,061
44,921	Series 2006-81,
	0.000%, 09/25/2036 (Acquired
	05/29/2007, Cost $44,556) (d)(l)	44,592
805,549	Pool #745873,
	5.500%, 10/01/2036	844,987
49,125	Pool #898601,
	5.500%, 10/01/2036	51,531
2,799	Pool #903127,
	5.500%, 10/01/2036	2,936
921,272	Pool #893681,
	6.000%, 10/01/2036	975,022
368,077	Pool #893898,
	6.000%, 10/01/2036	389,552
2,062,664	Pool #893923,
	6.000%, 10/01/2036	2,183,008
2,517,872	Pool #894005,
	6.000%, 10/01/2036	2,664,774
739,573	Pool #190375,
	5.500%, 11/01/2036	775,781
114,199	Pool #870962,
	6.000%, 11/01/2036	120,862
154,975	Pool #898809,
	6.000%, 11/01/2036	164,017

Principal Amount		Value

$75,021	Pool #902663,
	6.000%, 11/01/2036	$79,398
21,005	Pool #889659,
	5.000%, 12/01/2036	21,777
293,377	Pool #905857,
	5.354%, 12/01/2036	303,993
2,754	Pool #902853,
	5.500%, 12/01/2036	2,889
18,101	Pool #903059,
	5.500%, 12/01/2036	18,988
20,718	Pool #928041,
	5.500%, 12/01/2036	21,732
226,737	Pool #905110,
	6.000%, 12/01/2036	239,966
201,467	Pool #905111,
	6.000%, 12/01/2036	213,221
483,786	Pool #897505,
	6.500%, 12/01/2036	518,276
56,083	Pool #906090,
	5.500%, 01/01/2037	58,829
4,083	Pool #906225,
	5.500%, 01/01/2037	4,283
90,779	Pool #906271,
	5.500%, 01/01/2037	95,223
197,678	Pool #906055,
	6.000%, 01/01/2037	209,212
580,378	Pool #871054,
	6.500%, 01/01/2037	621,754
11,350	Pool #907701,
	5.500%, 02/01/2037	11,906
5,089	Pool #908880,
	5.500%, 02/01/2037	5,334
12,059	Pool #912864,
	5.500%, 02/01/2037	12,640
13,065	Pool #912866,
	5.500%, 02/01/2037	13,694
9,123	Pool #914043,
	5.500%, 02/01/2037	9,569
932	Pool #928062,
	5.500%, 02/01/2037	978
5,931	Pool #818025,
	5.500%, 03/01/2037	6,217
7,646	Pool #897608,
	5.500%, 03/01/2037	8,020

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$8,681	Pool #909990,
	5.500%, 03/01/2037	$9,099
73,019	Pool #910221,
	5.500%, 03/01/2037	76,536
8,133	Pool #911457,
	5.500%, 03/01/2037	8,525
5,264	Pool #912443,
	5.500%, 03/01/2037	5,518
4,487	Pool #914497,
	5.500%, 03/01/2037	4,703
15,049	Pool #928119,
	5.500%, 03/01/2037	15,774
4,821	Pool #928125,
	5.500%, 03/01/2037	5,053
3,697	Pool #899117,
	5.500%, 04/01/2037	3,875
1,718	Pool #899119,
	5.500%, 04/01/2037	1,800
134,529	Pool #914455,
	5.500%, 04/01/2037	141,010
12,168	Pool #915565,
	5.500%, 04/01/2037	12,754
12,211	Pool #915959,
	5.500%, 04/01/2037	12,800
10,200	Pool #916979,
	5.500%, 04/01/2037	10,691
13,658	Pool #916983,
	5.500%, 04/01/2037	14,317
11,535	Pool #917571,
	5.500%, 04/01/2037	12,091
6,154	Pool #918858,
	5.500%, 04/01/2037	6,456
4,777	Pool #923817,
	5.500%, 04/01/2037	5,011
14,716	Pool #928182,
	5.500%, 04/01/2037	15,436
8,435	Pool #937048,
	5.500%, 04/01/2037	8,842
305,595	Pool #917560,
	6.500%, 04/01/2037	327,381
714,577	Pool #888352,
	5.500%, 05/01/2037	749,004

Principal Amount		Value

$333,373	Pool #917060,
	5.500%, 05/01/2037	$349,434
7,965	Pool #917879,
	5.500%, 05/01/2037	8,349
32,496	Pool #918165,
	5.500%, 05/01/2037	34,061
2,108	Pool #918238,
	5.500%, 05/01/2037	2,210
9,824	Pool #918400,
	5.500%, 05/01/2037	10,297
7,946	Pool #918505,
	5.500%, 05/01/2037	8,329
2,014	Pool #928293,
	5.500%, 05/01/2037	2,111
1,749	Pool #938488,
	5.500%, 05/01/2037	1,834
42,452	Pool #936750,
	6.500%, 05/01/2037	45,452
38,756	Pool #899548,
	5.500%, 06/01/2037	40,623
50,372	Pool #916943,
	5.500%, 06/01/2037	52,798
10,159	Pool #918503,
	5.500%, 06/01/2037	10,648
2,885	Pool #928472,
	5.500%, 06/01/2037	3,024
711,790	Pool #919187,
	6.500%, 06/01/2037	762,090
63,850	Series 2007-56,
	0.000%, 06/25/2037 (Acquired
	06/11/2007, Cost $69,139) (d)(l)	60,412
3,848	Pool #928467,
	5.500%, 07/01/2037	4,033
2,781	Pool #928469,
	5.500%, 07/01/2037	2,915
44,722	Pool #928557,
	5.500%, 07/01/2037	46,877
20,418	Pool #938034,
	5.500%, 07/01/2037	21,402
4,104	Pool #938039,
	5.500%, 07/01/2037	4,302
7,741	Pool #939549,
	5.500%, 07/01/2037	8,114
30,731	Pool #942332,
	5.500%, 08/01/2037	32,211

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$25,855	Pool #942569,
	6.000%, 08/01/2037	$27,339
18,176	Pool #942786,
	6.000%, 08/01/2037	19,219
592,037	Pool #945069,
	6.500%, 08/01/2037	633,874
514,320	Pool #949629,
	6.500%, 08/01/2037	550,666
5,661	Pool #955022,
	5.500%, 09/01/2037	5,934
70,950	Pool #942950,
	6.000%, 09/01/2037	75,023
33,992	Pool #928781,
	5.500%, 10/01/2037	35,629
30,917	Pool #953725,
	6.000%, 11/01/2037	32,692
4,722	Pool #959487,
	5.500%, 12/01/2037	4,950
4,000,000	Pool #TBA,
	6.000%, 12/01/2037 (g)	4,193,124
54,996	Pool #961299,
	5.500%, 01/01/2038	57,619
14,686	Pool #933376,
	5.000%, 02/01/2038	15,195
55,316	Pool #929239,
	5.500%, 02/01/2038	57,955
4,732	Pool #972099,
	5.500%, 02/01/2038	4,964
3,716	Pool #973346,
	5.500%, 02/01/2038	3,893
141,219	Pool #889116,
	6.000%, 02/01/2038	149,326
907,163	Pool #976735,
	5.000%, 03/01/2038	938,617
1,192,862	Pool #889465,
	5.500%, 03/01/2038	1,250,331
175,000	Pool #929187,
	5.500%, 03/01/2038	183,431
37,416	Pool #961935,
	5.500%, 03/01/2038	39,201
382,277	Pool #962064,
	5.500%, 03/01/2038	400,514

Principal Amount		Value

$184,173	Pool #962066,
	5.500%, 03/01/2038	$192,959
1,977	Pool #970131,
	5.500%, 03/01/2038	2,071
11,509	Pool #973832,
	5.500%, 03/01/2038	12,058
8,948	Pool #973834,
	5.500%, 03/01/2038	9,375
8,434	Pool #973894,
	5.500%, 03/01/2038	8,836
386,801	Pool #889276,
	6.000%, 03/01/2038	409,006
11,511	Pool #889273,
	5.500%, 04/01/2038	12,060
14,486	Pool #889382,
	5.500%, 04/01/2038	15,177
308,164	Pool #889443,
	5.500%, 04/01/2038	323,011
3,588	Pool #962477,
	5.500%, 04/01/2038	3,761
23,344	Pool #962510,
	5.500%, 04/01/2038	24,458
21,931	Pool #962562,
	5.500%, 04/01/2038	22,977
4,172	Pool #962707,
	5.500%, 04/01/2038	4,371
19,635	Pool #962797,
	5.500%, 04/01/2038	20,571
15,175	Pool #972606,
	5.500%, 04/01/2038	15,899
41,319	Pool #974966,
	5.500%, 04/01/2038	43,290
16,084	Pool #975802,
	5.500%, 04/01/2038	16,852
803,472	Pool #982817,
	5.000%, 05/01/2038	831,330
10,036	Pool #963271,
	5.500%, 05/01/2038	10,515
3,701	Pool #973964,
	5.500%, 05/01/2038	3,877
92,977	Pool #975118,
	5.500%, 05/01/2038	97,413
3,908	Pool #977014,
	5.500%, 05/01/2038	4,095

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$32,442	Pool #977036,
	5.500%, 05/01/2038	$33,989
3,936	Pool #982047,
	5.500%, 05/01/2038	4,124
105,572	Pool #982048,
	5.500%, 05/01/2038	110,609
103,178	Pool #982049,
	5.500%, 05/01/2038	108,100
96,263	Pool #982055,
	5.500%, 05/01/2038	100,856
27,117	Pool #983082,
	5.500%, 05/01/2038	28,411
3,827	Pool #984317,
	5.500%, 05/01/2038	4,009
848,659	Pool #934302,
	5.000%, 06/01/2038	878,085
94,211	Pool #889558,
	5.500%, 06/01/2038	98,705
136,966	Pool #929626,
	5.500%, 06/01/2038	143,500
1,905	Pool #934276,
	5.500%, 06/01/2038	1,996
2,902	Pool #963653,
	5.500%, 06/01/2038	3,040
7,592	Pool #963827,
	5.500%, 06/01/2038	7,954
979	Pool #963831,
	5.500%, 06/01/2038	1,026
3,673	Pool #963833,
	5.500%, 06/01/2038	3,848
16,241	Pool #963997,
	5.500%, 06/01/2038	17,016
45,760	Pool #975100,
	5.500%, 06/01/2038	47,943
4,503	Pool #981291,
	5.500%, 06/01/2038	4,718
1,337	Pool #981313,
	5.500%, 06/01/2038	1,401
14,490	Pool #981666,
	5.500%, 06/01/2038	15,181
3,384	Pool #981848,
	5.500%, 06/01/2038	3,545

Principal Amount		Value

$95,791	Pool #981910,
	5.500%, 06/01/2038	$100,361
6,621	Pool #983408,
	5.500%, 06/01/2038	6,937
8,577	Pool #983908,
	5.500%, 06/01/2038	8,986
1,640	Pool #984017,
	5.500%, 06/01/2038	1,718
28,347	Pool #984421,
	5.500%, 06/01/2038	29,713
7,714	Pool #985515,
	5.500%, 06/01/2038	8,082
61,992	Pool #985516,
	5.500%, 06/01/2038	64,949
10,418	Pool #985517,
	5.500%, 06/01/2038	10,915
437,930	Pool #975639,
	5.000%, 07/01/2038	453,115
43,531	Pool #986758,
	5.000%, 07/01/2038	45,041
3,593	Pool #889858,
	5.500%, 07/01/2038	3,764
1,242	Pool #963959,
	5.500%, 07/01/2038	1,301
15,405	Pool #964239,
	5.500%, 07/01/2038	16,140
1,735	Pool #964451,
	5.500%, 07/01/2038	1,818
82,256	Pool #964452,
	5.500%, 07/01/2038	86,180
4,573	Pool #981334,
	5.500%, 07/01/2038	4,791
20,532	Pool #981336,
	5.500%, 07/01/2038	21,511
1,929	Pool #985108,
	5.500%, 07/01/2038	2,021
2,339	Pool #985109,
	5.500%, 07/01/2038	2,450
44,718	Pool #985110,
	5.500%, 07/01/2038	46,852
6,934	Pool #986760,
	5.500%, 07/01/2038	7,265
74,858	Pool #986761,
	5.500%, 07/01/2038	78,429

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$162,208	Pool #987002,
	5.500%, 07/01/2038	$169,947
1,941	Pool #964461,
	5.500%, 07/01/2038	2,033
164,736	Pool #889697,
	6.000%, 07/01/2038	174,055
50,269	Pool #889987,
	5.500%, 08/01/2038	52,690
179,736	Pool #889988,
	5.500%, 08/01/2038	188,395
135,392	Pool #929822,
	5.500%, 08/01/2038	141,851
1,061	Pool #964930,
	5.500%, 08/01/2038	1,112
143,224	Pool #975694,
	5.500%, 08/01/2038	150,057
3,337	Pool #985183,
	5.500%, 08/01/2038	3,497
1,699	Pool #987032,
	5.500%, 08/01/2038	1,781
5,527	Pool #987034,
	5.500%, 08/01/2038	5,790
8,764	Pool #988564,
	5.500%, 08/01/2038	9,182
30,671	Pool #988575,
	5.500%, 08/01/2038	32,134
191,189	Pool #964867,
	6.000%, 08/01/2038	202,004
141,978	Pool #964949,
	6.000%, 08/01/2038	150,010
148,672	Pool #889990,
	5.500%, 09/01/2038	155,834
6,714	Pool #929936,
	5.500%, 09/01/2038	7,035
4,142	Pool #965092,
	5.500%, 09/01/2038	4,339
1,391	Pool #968371,
	5.500%, 09/01/2038	1,458
42,554	Pool #986937,
	5.500%, 09/01/2038	44,584
4,396	Pool #990644,
	5.500%, 09/01/2038	4,605

Principal Amount		Value

$1,446	Pool #990646,
	5.500%, 09/01/2038	$1,515
64,615	Pool #982922,
	6.000%, 09/01/2038	68,271
81,497	Pool #987097,
	6.000%, 09/01/2038	86,107
275,878	Pool #990208,
	6.000%, 09/01/2038	291,484
27,089	Pool #930035,
	5.500%, 10/01/2038	28,382
8,491	Pool #934576,
	5.500%, 10/01/2038	8,896
983	Pool #970581,
	5.500%, 10/01/2038	1,029
145,183	Pool #970591,
	5.500%, 10/01/2038	152,109
43,107	Pool #970610,
	5.500%, 10/01/2038	45,164
41,703	Pool #979549,
	5.500%, 10/01/2038	43,693
905	Pool #979565,
	5.500%, 10/01/2038	948
62,787	Pool #992140,
	5.500%, 10/01/2038	65,782
288,523	Pool #994940,
	5.500%, 10/01/2038	302,648
431,600	Pool #970518,
	6.000%, 10/01/2038	456,015
1	Pool #TBA,
	5.500%, 10/14/2038 (g)	1
3,000,000	Pool #TBA,
	4.500%, 10/15/2038 (g)	3,037,500
11,930	Pool #930133,
	5.500%, 11/01/2038	12,499
33,745	Pool #930137,
	5.500%, 11/01/2038	35,355
10,431	Pool #934621,
	5.500%, 11/01/2038	10,929
21,420	Pool #970789,
	5.500%, 11/01/2038	22,441
13,137	Pool #988155,
	5.500%, 11/01/2038	13,764
45,083	Pool #992268,
	5.500%, 11/01/2038	47,233

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$10,440	Pool #992536,
	5.500%, 11/01/2038	$10,938
864,162	Pool #934640,
	6.000%, 11/01/2038	913,047
98,847	Pool #987922,
	6.000%, 11/01/2038	104,439
588,904	Pool #991528,
	6.000%, 11/01/2038	622,218
923,164	Pool #992232,
	6.000%, 11/01/2038	975,386
1,688,574	Pool #994452,
	6.000%, 11/01/2038	1,784,094
136,114	Pool #994763,
	6.000%, 11/01/2038	143,814
43,628	Pool #930247,
	5.500%, 12/01/2038	45,709
277,684	Pool #930287,
	5.500%, 12/01/2038	290,932
20,636	Pool #930305,
	5.500%, 12/01/2038	21,620
37,901	Pool #970875,
	5.500%, 12/01/2038	39,709
37,551	Pool #991104,
	5.500%, 12/01/2038	39,342
891	Pool #993050,
	5.500%, 12/01/2038	934
11,769	Pool #993080,
	5.500%, 12/01/2038	12,331
15,136	Pool #993648,
	5.500%, 12/01/2038	15,858
13,945	Pool #AA0692,
	5.500%, 12/01/2038	14,611
428,822	Pool #AA0941,
	5.500%, 12/01/2038	449,280
287	Pool #MC0018,
	5.500%, 12/01/2038	301
626,540	Pool #930395,
	5.500%, 01/01/2039	656,725
378,511	Pool #930397,
	5.500%, 01/01/2039	396,569
201,038	Pool #930400,
	5.500%, 01/01/2039	210,630

Principal Amount		Value

$25,405	Pool #930402,
	5.500%, 01/01/2039	$26,617
41,730	Pool #934235,
	5.500%, 01/01/2039	43,721
31,647	Pool #934251,
	5.500%, 01/01/2039	33,152
23,530	Pool #971046,
	5.500%, 01/01/2039	24,652
32,624	Pool #993122,
	5.500%, 01/01/2039	34,181
60,934	Pool #993123,
	5.500%, 01/01/2039	63,832
15,856	Pool #994033,
	5.500%, 01/01/2039	16,610
18,720	Pool #994301,
	5.500%, 01/01/2039	19,610
10,659	Pool #AA0203,
	5.500%, 01/01/2039	11,166
25,297	Pool #AA0302,
	5.500%, 01/01/2039	26,500
278,174	Pool #AA0845,
	5.500%, 01/01/2039	291,445
279,155	Pool #AA0846,
	5.500%, 01/01/2039	292,473
68,710	Pool #AA0875,
	5.500%, 01/01/2039	71,988
37,526	Pool #AA0880,
	5.500%, 01/01/2039	39,316
10,544	Pool #AA1148,
	5.500%, 01/01/2039	11,047
21,910	Pool #AA1149,
	5.500%, 01/01/2039	22,956
22,502	Pool #AA1443,
	5.500%, 01/01/2039	23,572
34,855	Pool #AA1606,
	5.500%, 01/01/2039	36,517
28,864	Pool #AA1607,
	5.500%, 01/01/2039	30,241
338,108	Pool #AA1729,
	5.500%, 01/01/2039	354,238
17,302	Pool #AA1825,
	5.500%, 01/01/2039	18,125
15,266	Pool #AA1826,
	5.500%, 01/01/2039	15,992

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$54,654	Pool #AA1922,
	5.500%, 01/01/2039	$57,261
56,640	Pool #AA1934,
	5.500%, 01/01/2039	59,342
15,988	Pool #AA1942,
	5.500%, 01/01/2039	16,751
9,553	Pool #AA2017,
	5.500%, 01/01/2039	10,007
18,175	Pool #AA2024,
	5.500%, 01/01/2039	19,042
19,555	Pool #930407,
	6.000%, 01/01/2039	20,678
15,000,000	Pool #TBA,
	6.000%, 01/13/2039 (g)	15,670,320
40,009	Pool #930569,
	5.500%, 02/01/2039	41,918
3,811	Pool #930574,
	5.500%, 02/01/2039	3,992
21,772	Pool #AA1655,
	5.500%, 02/01/2039	22,808
12,411	Pool #AA2045,
	5.500%, 02/01/2039	13,001
11,358	Pool #AA3264,
	5.500%, 02/01/2039	11,900
9,228	Pool #AA0325,
	5.500%, 03/01/2039	9,668
13,891	Pool #AA0757,
	5.500%, 03/01/2039	14,552
12,129	Pool #AA2897,
	5.500%, 03/01/2039	12,708
32,950	Pool #AA3471,
	5.500%, 03/01/2039	34,522
20,066	Pool #AA4798,
	5.500%, 03/01/2039	21,024
13,698	Pool #930960,
	5.500%, 04/01/2039	14,352
15,637	Pool #AA5719,
	5.500%, 04/01/2039	16,383
84,448	Pool #931147,
	5.000%, 05/01/2039	87,376
44,630	Pool #931154,
	5.000%, 05/01/2039	46,177

Principal Amount		Value

$98,486	Pool #935221,
	5.000%, 05/01/2039	$101,891
65,707	Pool #AA5414,
	5.000%, 05/01/2039	67,979
54,742	Pool #AA5804,
	5.000%, 05/01/2039	56,635
97,743	Pool #AA6024,
	5.000%, 05/01/2039	101,132
98,973	Pool #AA6061,
	5.000%, 05/01/2039	102,405
26,295	Pool #AA6579,
	5.000%, 05/01/2039	27,204
47,029	Pool #AA6580,
	5.000%, 05/01/2039	48,655
77,777	Pool #AA6852,
	5.000%, 05/01/2039	80,466
67,806	Pool #935232,
	5.500%, 05/01/2039	71,030
37,745	Pool #931378,
	4.500%, 06/01/2039	38,295
37,282	Pool #AA8422,
	4.500%, 06/01/2039	37,826
296,296	Pool #AA7026,
	5.000%, 06/01/2039	306,540
109,723	Pool #AA7412,
	5.000%, 06/01/2039	113,516
693,172	Pool #AA8709,
	5.000%, 06/01/2039	717,137
29,868	Pool #AA9296,
	5.000%, 06/01/2039	30,904
32,942	Pool #AA8222,
	4.500%, 07/01/2039	33,422
31,026	Pool #AA8965,
	4.500%, 07/01/2039	31,479
27,627	Pool #AA9006,
	4.500%, 07/01/2039	28,029
26,312	Pool #AA4106,
	5.000%, 07/01/2039	27,221
26,606	Pool #AA8232,
	5.000%, 07/01/2039	27,526
53,811	Pool #AA8979,
	5.000%, 07/01/2039	55,671
24,981	Pool #AA9010,
	5.000%, 07/01/2039	25,844

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$100,487	Pool #AA9386,
	5.000%, 07/01/2039	$103,962
99,679	Pool #AA9391,
	5.000%, 07/01/2039	103,125
85,088	Pool #AA9794,
	5.000%, 07/01/2039	88,030
48,271	Pool #AC2141,
	5.000%, 07/01/2039	49,945
34,049	Pool #AC2142,
	5.000%, 07/01/2039	35,229
32,608	Pool #AA9132,
	4.500%, 08/01/2039	33,084
25,856	Pool #AA9133,
	4.500%, 08/01/2039	26,233
24,963	Pool #AA9154,
	4.500%, 08/01/2039	25,327
48,990	Pool #AC2861,
	4.500%, 08/01/2039	49,704
27,691	Pool #935541,
	5.000%, 08/01/2039	28,648
25,729	Pool #AA9142,
	5.000%, 08/01/2039	26,618
200,000	Pool #AC3246,
	4.500%, 09/01/2039	202,917
300,000	Pool #AC3235,
	5.000%, 09/01/2039	310,372
400,000	Pool #AC3247,
	4.500%, 10/01/2039	405,833
200,000	Pool #AC3310,
	4.500%, 10/01/2039	202,917
400,000	Pool #AC3311,
	4.500%, 10/01/2039	405,833
400,000	Pool #AC3304,
	5.000%, 10/01/2039	413,829
500,000	Pool #AC3316,
	5.000%, 10/01/2039	517,286
500,000	Pool #TBA,
	6.000%, 10/15/2039 (g)	527,578
2,467,695	Pool #200822,
	1.106%, 04/25/2048	2,442,771

Principal Amount		Value

	GNMA
$62,155	Pool #614436X,
	5.000%, 08/15/2033	$64,801
1,145,086	Pool #618907X,
	5.000%, 09/15/2033 (b)	1,193,824
186,384	Pool #605098X,
	5.000%, 03/15/2034	194,084
201,736	Pool #081116M,
	3.750%, 10/20/2034	205,043
125,507	Pool #520279X,
	5.000%, 11/15/2034	130,692
297,806	Pool #081150M,
	3.750%, 11/20/2034	302,584
724,773	Pool #081153M,
	3.750%, 11/20/2034	736,707
2,468,131	Pool #644812X,
	6.000%, 05/15/2035 (b)	2,618,919
800,000	Pool #TBA,
	6.000%, 11/01/2038 (g)	843,750
283,041	Pool #782515X,
	6.000%, 12/15/2038	299,766
348,357	Pool #782516X,
	6.000%, 12/15/2038	368,942
24,901	Pool #716807X,
	5.000%, 04/15/2039	25,828
28,486	Pool #716855X,
	5.000%, 04/15/2039	29,548
131,671	Pool #717087X,
	5.000%, 05/15/2039	136,575
597,492	Pool #720055X,
	4.500%, 06/15/2039	607,762
497,939	Pool #720077X,
	4.500%, 06/15/2039	506,497
597,173	Pool #720103X,
	4.500%, 06/15/2039	607,437
60,336	Pool #698194X,
	5.000%, 06/15/2039	62,583
91,546	Pool #698197X,
	5.000%, 06/15/2039	94,956
151,068	Pool #698210X,
	5.000%, 06/15/2039	156,696
246,711	Pool #698214X,
	5.000%, 06/15/2039	255,901
62,849	Pool #720063X,
	5.000%, 06/15/2039	65,190

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,550,000	Pool #TBA,
	6.000%, 10/01/2039 (g)	$1,636,462
2,800,000	Pool #TBA,
	6.500%, 10/15/2039 (g)	2,972,813

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $209,065,281)	215,642,335

	MUNICIPAL BONDS - 0.57%
	California, GO,
700,000	7.500%, 04/01/2034 (b)	769,629
600,000	7.550%, 04/01/2039	667,716
1,709,462	Virginia Housing Development Authority Pool #2006-C, 6.000%, 06/25/2034	1,709,410

	Total Municipal Bonds (Cost $2,946,255)	3,146,755

	SUPRANATIONAL OBLIGATIONS - 1.86%
2,500,000	African Development Bank 0.500%, 02/27/2014	2,301,417
	European Investment Bank
2,900,000	3.000%, 04/08/2014	2,970,803
800,000	3.125%, 06/04/2014	819,558
	Inter-American Development Bank
500,000	3.000%, 04/22/2014	511,388
4,000,000	0.500%, 05/29/2014	3,599,720

	Total Supernational Obligations
	(Cost $9,486,029)	10,202,886

	U.S. GOVERNMENT AGENCY ISSUES - 1.82%
1,400,000	FFCB Series 2007-1, 5.125%, 04/19/2017 (c)	1,518,822
3,000,000	FHLB
	1.050%, 02/23/2010 (b)	3,009,156
880,000	FHLMC
	5.625%, 11/23/2035 (b)	920,769

Principal Amount		Value

	U.S. GOVERNMENT AGENCY
	ISSUES (Continued)
	FNMA
$600,000	1.750%, 03/23/2011 (b)	$609,177
470,000	0.000%, 10/09/2019 (l)	263,349
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015	1,279,583
830,000	5.980%, 04/01/2036	956,488
250,000	5.250%, 09/15/2039	264,800
1,100,000	5.375%, 04/01/2056	1,184,286

	Total U.S. Governemnt Agency
	Issues (Cost $9,647,791)	10,006,430

	U.S. TREASURY OBLIGATIONS - 7.01%
	U.S. Treasury Bonds - 3.21%
936,825	2.375%, 01/15/2025 (h)	984,252
292,955	2.000%, 01/15/2026 (b)(h)	292,955
993,119	2.375%, 01/15/2027 (h)(m)	1,045,879
1,541,925	1.750%, 01/15/2028 (h)(m)	1,480,729
1,524,606	2.500%, 01/15/2029 (b)(h)	1,642,287
5,290,000	3.500%, 02/15/2039 (b)	4,794,068
3,480,000	4.250%, 05/15/2039 (b)	3,601,224
3,500,000	4.500%, 08/15/2039 (b)	3,774,533

		17,615,927

	U.S. Treasury Notes - 3.00%
40,000	1.750%, 08/15/2012	40,425
262,768	2.000%, 07/15/2014 (h)	273,443
4,308,272	1.625%, 01/15/2015 (b)(h)	4,394,438
1,844,534	2.000%, 01/15/2016 (h)	1,916,010
2,300,000	2.625%, 04/30/2016 (b)	2,270,891
2,840,000	3.250%, 05/31/2016 (b)	2,910,335
959,715	2.500%, 07/15/2016 (b)(h)	1,029,894
1,640,000	3.000%, 09/30/2016	1,647,047
1,000	2.750%, 02/15/2019 (b)	955
1,844,000	3.125%, 05/15/2019 (b)	1,815,044
120,000	3.625%, 08/15/2019	123,206

		16,421,688

	U.S. Treasury Strips - 0.80%
5,100,000	0.000%, 11/15/2021 (l)	3,138,264
2,600,000	0.000%, 11/15/2026 (b)(l)	1,261,653
		4,399,917

	Total U.S. Treasury Obligations
	(Cost $36,600,788)	38,437,532

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 5.58%
	Repurchase Agreement - 3.81%
$5,900,000	Bank of America Repurchase
	0.020%, 10/05/2009 (Collateralized
	by a U.S. Government Treasury
	Issue, value $5,900,002, 0.875%,
	05/31/2011)	$5,900,000
15,000,000	UBS Warburg Repurchase
	0.120%, 10/01/2009 (Collateralized
	by a U.S. Government Agency
	Issue, value $15,302,751,
	0.00%, 10/01/2037)	15,000,000

		20,900,000

	U.S. Government Agency Issue - 1.46%
8,000,000	FNMA Discount Note
	Effective Yield,
	0.080%, 01/15/2010 (b)(m)	7,998,232

Number of Shares

	Money Market Funds - 0.31%
1,687,067	Federated Prime Obligations Fund,
	0.220%	1,687,067

	Total Short Term Investments
	(Cost $30,578,894)	30,585,299

Principal Amount

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 8.63%
	Corporate Paydown Securities - 1.24%
$6,415,542	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (k)	$3,554,736
7,259,689	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (k)	3,231,048

	Total Corporate Paydown Securities
	(Cost $13,675,231)	6,785,784

Number of Shares

	Money Market Funds - 7.39%
40,368,927	Mount Vernon Prime Portfolio,
	0.291%	40,368,927
214,827	Reserve Primary Fund (k)	180,777

	Total Money Market Funds
	(Cost $40,583,754)	40,549,704

Principal Amount		Value

	Cash - 0.00%
$6,844	Cash	$6,844

	Total Cash
	(Cost $6,844)	6,844

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $54,265,829)	47,342,332

	Total Investments
	(Cost $666,931,890) - 114.49%	627,621,418
	Liabilities in Excess of
	Other Assets - (14.49)%	(79,450,922)

	TOTAL NET
	ASSETS - 100.00%	$548,170,496

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $34,464,891, which represents 6.29% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $16,513,963, which represents 3.01% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2009.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On September 30, 2009, the total value of the investments purchased on a when-issued basis was $34,169,828 or 6.23% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2009. The security is illiquid and represents less than 0.1% of net assets.

(j)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $6,966,561, which represent 1.27% of total net assets.
(l)	Zero coupon bond.
(m)	Partially assigned as collateral for certain futures and options contracts.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF FORWARD SALE COMMITMENTS (Unaudited)
September 30, 2009

Description	Principal Amount	Settlement Date	Proceeds Received	Value

FHLMC, 5.00%, 10/01/2035	$2,000,001	10/14/09	$2,038,906	$2,066,563

	$2,000,001		$2,038,906	$2,066,563

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
September 30, 2009

Contracts		Value

	Call OPTIONS
48	Eurodollar 90 Day Future
	Expiration: March, 2010,
	Exercise Price: $99.50	$14,100
52	U.S. Treasury Bond Future
	Expiration: November, 2009,
	Exercise Price: $121.00	133,250

		$147,350

Contracts		Value

	PUT OPTIONS
78	Eurodollar 90 Day Future
	Expiration: March, 2010,
	Exercise Price: $99.13	$28,275

	Total Options Written
	(Premiums received $167,337)	$175,625

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
September 30, 2009

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

01/19/10	U.S. Dollars	202,436	Brazil Real	374,000	$(4,588)
11/19/09	U.S. Dollars	1,510,189	European Monetary Unit	1,055,209	(33,888)
10/13/09	U.S. Dollars	1,722,412	European Monetary Unit	1,209,582	(47,610)
11/19/09	European Monetary Unit	1,055,209	U.S. Dollars	1,510,962	33,115

					$(52,971)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2009

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	(9)	$(2,241,450)	Dec-09	$(9,579)
Eurodollar 90 Day Futures	209	51,907,763	Mar-10	271,485
Eurodollar 90 Day Futures	2	8,660,759	Jun-10	49,017
Eurodollar 90 Day Futures	3	739,500	Sep-10	4,578
Eurodollar 90 Day Futures	5	1,227,688	Dec-10	3,552
Eurodollar 90 Day Futures	5	1,223,438	Mar-11	8,431
Eurodollar 90 Day Futures	5	1,219,500	Jun-11	8,493
Eurodollar 90 Day Futures	5	1,216,000	Sep-11	8,482
Eurodollar 90 Day Futures	5	1,212,625	Dec-11	8,454
U.S. Treasury 2 Year Note Futures	239	51,806,983	Dec-09	245,622
U.S. Treasury 5 Year Note Futures	(326)	(37,800,409)	Dec-09	(390,385)
U.S. Treasury 10 Year Note Futures	241	28,509,548	Dec-09	472,310
U.S. Treasury Long Bond Futures	33	4,005,091	Dec-09	(43,997)

				$636,463

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 95.57%
	Aerospace & Defense - 4.34%
190	Alliant Techsystems, Inc. (a)	$14,792
8,954	Boeing Co.	484,859
4,212	General Dynamics Corp.	272,095
1,151	Goodrich Corp.	62,545
1,121	Hexcel Corp. (a)	12,824
7,686	Honeywell International, Inc.	285,535
3,239	KBR, Inc.	75,436
646	L-3 Communications Holdings, Inc.	51,887
4,014	Lockheed Martin Corp.	313,413
291	Precision Castparts Corp. (b)	29,644
5,379	Raytheon Co.	258,031
1,127	Rockwell Collins, Inc.	57,252
1,024	Spirit Aerosystems Holdings, Inc. (a)	18,494
472	Teledyne Technologies, Inc. (a)	16,987
9,611	United Technologies Corp.	585,598

		2,539,392

	Air Freight & Logistics - 1.33%
783	C.H. Robinson Worldwide, Inc.	45,218
924	Expeditors International
	Washington, Inc. (b)	32,479
4,756	FedEx Corp.	357,746
5,697	United Parcel Service, Inc.	321,710
1,351	UTI Worldwide, Inc. (a)	19,562

		776,715

	Airlines - 0.39%
23,923	Southwest Airlines Co.	229,661

	Auto Components - 0.49%
1,092	BorgWarner, Inc. (b)	33,044
1,437	Gentex Corp.	20,333
8,318	Johnson Controls, Inc. (b)	212,608
1,055	WABCO Holdings, Inc.	22,155

		288,140

	Automobiles - 0.08%
2,056	Harley-Davidson, Inc. (b)	47,288

	Beverages - 2.16%
581	Brown-Forman Corp.	28,016
11,425	The Coca-Cola Company (b)	613,522
922	Molson Coors Brewing Co.	44,883
9,897	PepsiCo, Inc.	580,558

		1,266,979

Number of Shares		Value

	Biotechnology - 0.36%
2,190	Amgen, Inc. (a)	$131,904
447	Biogen Idec, Inc. (a)	22,582
320	Celgene Corp. (a)	17,888
270	Cephalon, Inc. (a)(b)	15,725
441	Gilead Sciences, Inc. (a)	20,542

		208,641

	Capital Markets - 3.86%
6,586	The Bank of New York Mellon Corp.	190,928
669	BlackRock, Inc. (b)	145,053
7,415	The Charles Schwab Corp.	141,997
407	Eaton Vance Corp.	11,392
881	Federated Investors, Inc. (b)	23,232
1,558	Franklin Resources, Inc.	156,735
4,500	Goldman Sachs Group, Inc.	829,575
2,207	Invesco Ltd.	50,231
890	Knight Capital Group, Inc. (a)	19,357
1,160	Northern Trust Corp. (b)	67,466
2,838	Raymond James Financial, Inc. (b)	66,069
860	SEI Investments Co.	16,925
2,817	State Street Corp.	148,174
632	T. Rowe Price Group, Inc. (b)	28,882
15,938	TD Ameritrade Holding Corp. (a)	312,704
1,805	Waddell & Reed Financial, Inc.	51,352

		2,260,072

	Chemicals - 1.91%
663	Air Products & Chemicals, Inc. (b)	51,435
406	Albemarle Corp.	14,048
1,463	Celanese Corp.	36,575
206	CF Industries Holdings, Inc.	17,763
1,095	Cytec Industries, Inc.	35,555
15,596	E.I. du Pont de Nemours & Co.	501,255
2,633	Ecolab, Inc. (b)	121,724
466	FMC Corp. (b)	26,212
469	International Flavors &
	Fragrances, Inc.	17,789
770	Monsanto Co.	59,598
627	Mosaic Co.	30,140
1,243	Nalco Holding Company	25,469
1,717	Olin Corp.	29,944
717	Praxair, Inc.	58,572
1,242	Rockwood Holdings, Inc. (a)	25,548
2,216	RPM International, Inc.	40,974
588	Terra Industries, Inc.	20,386

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Chemicals (Continued)
480	Valhi, Inc.	$5,818

		1,118,805

	Commercial Banks - 0.32%
582	Bank of Hawaii Corp. (b)	24,176
711	BOK Financial Corp. (b)	32,934
952	Commerce Bancshares, Inc.	35,453
558	Cullen/Frost Bankers, Inc.	28,815
114	First Citizens BancShares, Inc.	18,137
400	UMB Financial Corp.	16,176
2,611	Valley National Bancorp (b)	32,089

		187,780

	Commercial Services & Supplies - 0.93%
303	Apollo Group, Inc. (a)	22,322
878	The Brink’s Co.	23,627
1,361	Cintas Corp.	41,252
387	Coinstar, Inc. (a)(b)	12,763
324	DeVry, Inc. (b)	17,924
127	The Dun & Bradstreet Corporation	9,566
2,939	H&R Block, Inc.	54,019
712	Herman Miller, Inc.	12,040
1,418	Monster Worldwide, Inc. (a)	24,787
2,488	Pitney Bowes, Inc. (b)	61,827
1,557	Republic Services, Inc.	41,369
607	Resources Connection, Inc. (a)(b)	10,355
2,410	Robert Half International, Inc.	60,298
875	Rollins, Inc.	16,494
368	Tetra Tech, Inc. (a)	9,763
4,249	Waste Management, Inc.	126,705

		545,111

	Communications Equipment - 1.27%
2,118	ADC Telecommunications (a)(b)	17,664
21,885	Cisco Systems, Inc. (a)	515,173
3,381	Corning, Inc.	51,763
2,183	Juniper Networks, Inc. (a)(b)	58,985
816	Plantronics, Inc.	21,877
491	Polycom, Inc. (a)	13,134
1,499	QUALCOMM, Inc.	67,425

		746,021

	Computers & Peripherals - 4.82%
2,237	Apple Inc. (a)	414,673
22,195	Dell, Inc. (a)	338,696

Number of Shares		Value

	Computers & Peripherals (Continued)
578	Diebold, Inc.	$19,033
13,367	EMC Corp. (a)	227,774
23,167	Hewlett Packard Co. (b)	1,093,714
4,608	International Business
	Machines Corp.	551,163
3,719	NCR Corp. (a)	51,396
1,370	NetApp, Inc. (a)	36,552
1,193	QLogic Corp. (a)	20,520
873	Teradata Corp. (a)	24,025
1,233	Western Digital Corp. (a)	45,041

		2,822,587

	Construction & Engineering - 0.37%
1,016	AECOM Technology Corp. (a)	27,574
2,121	Fluor Corp.	107,853
974	Foster Wheeler AG (a)	31,080
1,050	Jacobs Engineering Group, Inc. (a)	48,248

		214,755

	Construction Materials - 0.03%
346	Vulcan Materials Co. (b)	18,708

	Consumer Finance - 0.11%
1,923	American Express Co.	65,190

	Containers & Packaging - 0.42%
968	Ball Corp.	47,626
2,053	Crown Holdings, Inc. (a)	55,842
303	Greif, Inc.	16,680
2,050	Owens-Illinois, Inc. (a)	75,645
1,840	Packaging Corp. of America	37,536
206	Silgan Holdings, Inc.	10,862

		244,191

	Diversified Financial Services - 0.48%
51	CME Group, Inc. (b)	15,718
395	GATX Corp. (b)	11,040
8,201	Interactive Brokers Group, Inc. (a)	162,954
955	Moody’s Corp.	19,539
1,424	MSCI, Inc. (a)	42,179
1,521	Nasdaq Stock Market, Inc. (a)	32,017

		283,447

	Diversified Telecommunication Services - 2.47%
52,112	AT&T, Inc.	1,407,545
3,555	Cincinnati Bell, Inc. (a)	12,442
2,427	Windstream Corp.	24,586

		1,444,573

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electric Utilities - 1.78%
810	Allegheny Energy, Inc.	$21,481
860	DPL, Inc. (b)	22,446
5,145	Edison International	172,769
2,207	Entergy Corp.	176,251
5,682	Exelon Corp.	281,941
3,494	FirstEnergy Corp.	159,746
2,362	FPL Group, Inc.	130,453
2,478	PPL Corp.	75,183

		1,040,270

	Electrical Equipment - 0.81%
1,339	Acuity Brands, Inc. (b)	43,129
1,005	Cooper Industries Plc	37,758
7,604	Emerson Electric Co. (b)	304,768
1,703	Rockwell Automation, Inc. (b)	72,548
347	Roper Industries, Inc.	17,690

		475,893

	Electronic Equipment & Instruments - 0.42%
2,630	Agilent Technologies, Inc. (a)(b)	73,193
362	Mettler-Toledo International, Inc. (a)	32,793
1,022	Molex, Inc.	21,339
838	Plexus Corp. (a)	22,073
4,245	Tyco Electronics Ltd.	94,579

		243,977

	Energy Equipment & Services - 1.46%
2,209	Baker Hughes, Inc. (b)	94,236
1,166	BJ Services Co. (b)	22,655
1,173	Cameron International Corp. (a)(b)	44,363
256	Diamond Offshore Drilling, Inc. (b)	24,453
614	Dresser-Rand Group, Inc. (a)	19,077
450	ENSCO International, Inc.	19,143
627	FMC Technologies, Inc. (a)	32,755
960	Global Industries Ltd. (a)	9,120
6,652	Halliburton Co.	180,402
1,197	Nabors Industries Ltd. (a)	25,017
2,428	National-Oilwell Varco, Inc. (a)(b)	104,720
423	Oil States International, Inc. (a)	14,860
834	Patterson-UTI Energy, Inc.	12,593
1,045	Pride International, Inc. (a)(b)	31,810
562	Rowan Companies, Inc.	12,965
1,442	Schlumberger Ltd.	85,943
69	Seahawk Drilling, Inc. (a)	2,145
1,268	Smith International, Inc.	36,392

Number of Shares		Value

	Energy Equipment & Services (Continued)
244	Tidewater, Inc. (b)	$11,490
860	Transocean Ltd. (a)	73,556

		857,695

	Food & Staples Retailing - 5.13%
2,045	BJ’s Wholesale Club, Inc. (a)	74,070
6,263	Costco Wholesale Corp.	353,609
3,752	CVS Corp. (b)	134,096
901	Ruddick Corp.	23,985
9,598	SYSCO Corp. (b)	238,510
7,014	Walgreen Co.	262,815
38,998	Wal-Mart Stores, Inc.	1,914,412

		3,001,497

	Food Products - 1.22%
781	Bunge Ltd.	48,898
3,570	Campbell Soup Co.	116,453
759	Corn Products International, Inc.	21,647
2,090	General Mills, Inc.	134,554
2,174	Hershey Foods Corp.	84,482
4,018	HJ Heinz Co.	159,716
872	Hormel Foods Corp.	30,974
2,006	Kellogg Co. (b)	98,755
152	McCormick & Co, Inc.	5,159
9	Seaboard Corp.	11,700

		712,338

	Gas Utilities - 0.16%
268	Energen Corp.	11,551
462	EQT Corp.	19,681
579	National Fuel Gas Co.	26,524
689	Questar Corp.	25,879
286	South Jersey Industries, Inc.	10,096

		93,731

	Health Care Equipment & Supplies - 1.27%
3,341	Baxter International, Inc.	190,471
267	Beckman Coulter, Inc.	18,407
718	Becton, Dickinson & Co.	50,081
9,456	Boston Scientific Corp. (a)	100,139
270	C.R. Bard, Inc.	21,225
2,116	Covidien Plc	91,538
585	Kinetic Concepts, Inc. (a)(b)	21,633
1,933	Medtronic, Inc.	71,134
426	Mine Safety Appliances Co.	11,719
381	St. Jude Medical, Inc. (a)	14,863

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
586	Steris Corp.	17,844
777	Stryker Corp.	35,299
593	Varian Medical Systems, Inc. (a)	24,983
534	Varian, Inc. (a)	27,266
878	Zimmer Holdings, Inc. (a)	46,929

		743,531

	Health Care Providers & Services - 1.35%
7,239	Aetna, Inc.	201,461
338	Cerner Corp. (a)(b)	25,282
393	DaVita, Inc. (a)	22,260
1,515	Express Scripts, Inc. (a)	117,534
991	Henry Schein, Inc. (a)	54,416
300	Laboratory Corporation of America
	Holdings (a)	19,710
3,415	Medco Health Solutions, Inc. (a)	188,884
1,050	Owens & Minor, Inc.	47,512
1,391	Patterson Companies, Inc. (a)(b)	37,905
601	PerkinElmer, Inc.	11,563
181	Quest Diagnostics	9,446
4,606	Service Corp. International (b)	32,288
314	Universal Health Services, Inc.	19,446

		787,707

	Health Care Technology - 0.04%
1,617	IMS Health, Inc.	24,821

	Hotels, Restaurants & Leisure - 1.24%
1,468	Burger King Holdings, Inc.	25,822
3,346	Carnival Corp.	111,355
1,467	International Game Technology	31,511
3,825	Marriott International, Inc. (b)	105,532
3,569	McDonald’s Corp.	203,683
2,447	Starbucks Corp. (a)	50,531
3,366	Starwood Hotels & Resorts
	Worldwide, Inc.	111,179
2,607	Yum! Brands, Inc.	88,012

		727,625

	Household Durables - 0.26%
649	Garmin Ltd. (b)	24,493
1,984	Harman International Industries, Inc.	67,218
999	Snap-On, Inc.	34,725
579	Tupperware Brands Corp.	23,114

		149,550

Number of Shares		Value

	Household Products - 1.94%
$711	Clorox Co.	41,821
2,308	Colgate-Palmolive Co. (b)	176,054
624	Energizer Holdings, Inc. (a)	41,396
5,877	Kimberly-Clark Corp.	346,626
9,163	Procter & Gamble Co.	530,721

		1,136,618

	Independent Power Producers & Energy
	Traders - 0.12%
1,413	Calpine Corp. (a)	16,278
964	Constellation Energy Group, Inc.	31,205
1,491	Mirant Corp. (a)(b)	24,497

		71,980

	Industrial Conglomerates - 2.47%
4,160	3M Co.	307,008
61,565	General Electric Co.	1,010,897
1,111	McDermott International, Inc. (a)	28,075
5,221	Textron, Inc.	99,095

		1,445,075

	Insurance - 2.49%
9,113	Aflac, Inc. (b)	389,490
2,971	AON Corp.	120,890
1,439	Arthur J. Gallagher & Co. (b)	35,069
2,277	Assurant, Inc.	73,001
4,983	Erie Indemnity Co.	186,663
8,287	Loews Corp.	283,830
8,517	Marsh & McLennan Companies, Inc.	210,625
221	RLI Corp. (b)	11,664
1,606	StanCorp Financial Group, Inc. (b)	64,834
1,301	Torchmark Corp.	56,502
86	Wesco Financial Corp.	27,993

		1,460,561

	Internet & Catalog Retail - 0.52%
1,269	Amazon.com, Inc. (a)(b)	118,474
7,054	eBay, Inc. (a)	166,545
381	NetFlix, Inc. (a)(b)	17,590

		302,609

	Internet Software & Services - 0.57%
173	Google, Inc. (a)(b)	85,782
1,362	VeriSign, Inc. (a)	32,266
12,265	Yahoo!, Inc. (a)	218,439

		336,487

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	IT Services - 1.52%
6,598	Accenture Plc Ireland	$245,907
685	Affiliated Computer Services, Inc. (a)	37,106
321	Alliance Data Systems Corp. (a)(b)	19,607
4,457	Automatic Data Processing, Inc.	175,160
1,546	Broadridge Financial Solutions, Inc.	31,075
225	Fiserv, Inc. (a)	10,845
1,039	Hewitt Associates, Inc. (a)	37,851
355	Iron Mountain, Inc. (a)(b)	9,464
362	Lender Processing Services, Inc.	13,817
212	Mastercard, Inc.	42,856
768	Metavante Technologies, Inc. (a)	26,481
805	Paychex, Inc. (b)	23,385
4,485	SAIC, Inc. (a)	78,667
551	SYKES Enterprises, Inc. (a)	11,472
2,663	Total System Services, Inc.	42,901
688	Visa, Inc. (b)	47,548
2,050	The Western Union Co.	38,786

		892,928

	Leisure Equipment & Products - 0.43%
2,531	Hasbro, Inc.	70,235
7,704	Mattel, Inc.	142,216
474	Polaris Industries, Inc. (b)	19,330
944	Pool Corporation (b)	20,975

		252,756

	Life Sciences Tools & Services - 0.22%
420	Covance, Inc. (a)	22,743
126	Life Technologies Corp. (a)	5,865
1,525	Thermo Electron Corp. (a)	66,597
610	Waters Corp. (a)	34,075

		129,280

	Machinery - 3.23%
2,604	AGCO Corp. (a)(b)	71,949
8,851	Caterpillar, Inc.	454,322
942	Crane Co.	24,313
1,679	Cummins, Inc.	75,236
509	Danaher Corp.	34,266
1,394	Deere & Co. (b)	59,830
452	Donaldson Company, Inc. (b)	15,653
1,033	Dover Corp.	40,039
1,153	Eaton Corp.	65,248
313	Flowserve Corp.	30,843

Number of Shares		Value

	Machinery (Continued)
536	Harsco Corp.	$18,980
2,456	Illinois Tool Works, Inc.	104,896
1,456	ITT Industries, Inc.	75,930
451	Joy Global, Inc.	22,072
532	Kennametal, Inc.	13,092
434	Lincoln Electric Holdings, Inc.	20,593
3,085	Manitowoc Co. (b)	29,215
10,796	Paccar, Inc. (b)	407,117
1,457	Pall Corp.	47,032
879	Parker Hannifin Corp.	45,567
626	Pentair, Inc.	18,480
278	Reliance Steel & Aluminum Co.	11,832
666	SPX Corp.	40,806
6,392	Terex Corp. (a)(b)	132,506
439	Toro Co. (b)	17,459
791	Trinity Industries, Inc.	13,597

		1,890,873

	Marine - 0.05%
833	Alexander & Baldwin, Inc.	26,731

	Media - 2.77%
1,102	Cablevision Systems Corp.	26,172
4,738	Clear Channel Outdoor
	Holdings, Inc. (a)	33,166
6,595	The DIRECTV Group, Inc. (a)(b)	181,890
5,085	Dish Network Corp. (a)	97,937
875	Interactive Data Corp. (b)	22,934
466	John Wiley & Sons, Inc.	16,207
656	Lamar Advertising Co. (a)(b)	18,001
2,998	McGraw-Hill Companies, Inc. (b)	75,370
27,171	News Corporation	325,780
3,468	Omnicom Group, Inc.	128,108
3,793	Viacom, Inc. (a)(b)	106,356
19,973	Walt Disney Co. (b)	548,459
85	The Washington Post Company	39,787

		1,620,167

	Metals & Mining - 1.90%
2,656	AK Steel Holding Corp.	52,403
15,702	Alcoa, Inc. (b)	206,010
608	Allegheny Technologies, Inc. (b)	21,274
809	Carpenter Technology	18,922
1,934	Century Aluminum Co. (a)	18,083
1,748	Commercial Metals Co.	31,289
834	Consol Energy, Inc.	37,622

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Metals & Mining (Continued)
3,620	Freeport-McMoran Copper &
	Gold, Inc.	$248,368
719	Massey Energy Co.	20,053
1,459	Newmont Mining Corp.	64,225
1,382	Nucor Corp.	64,968
1,244	Peabody Energy Corp.	46,302
7,071	Southern Copper Corp. (b)	217,009
1,448	United States Steel Corp. (b)	64,248

		1,110,776

	Multiline Retail - 0.81%
1,515	Big Lots, Inc. (a)	37,905
902	Dollar Tree, Inc. (a)	43,910
1,690	Family Dollar Stores, Inc.	44,616
967	Kohl’s Corp. (a)(b)	55,167
1,542	Nordstrom, Inc. (b)	47,093
5,256	Target Corp.	245,350

		474,041

	Multi-Utilities - 1.06%
5,879	Dominion Resources, Inc.	202,826
1,393	MDU Resources Group, Inc.	29,044
1,933	NRG Energy, Inc. (a)	54,491
6,271	Public Service Enterprise Group, Inc.	197,160
2,758	Sempra Energy	137,376

		620,897

	Office Electronics - 0.14%
10,376	Xerox Corp.	80,310

	Oil & Gas - 12.59%
700	Alpha Natural Resources, Inc. (a)(b)	24,570
3,926	Anadarko Petroleum Corp.	246,278
1,125	Apache Corp.	103,309
714	Arch Coal, Inc.	15,801
1,501	Chesapeake Energy Corp.	42,628
16,512	Chevron Corp.	1,162,940
467	Cimarex Energy Co.	20,230
3,705	Devon Energy Corp.	249,458
1,174	El Paso Corp.	12,116
495	EOG Resources, Inc.	41,337
63,334	Exxon Mobil Corp.	4,345,346
1,841	Frontline Ltd. (b)	43,061
6,347	Hess Corp.	339,311
713	Murphy Oil Corp.	41,047

Number of Shares		Value

	Oil & Gas (Continued)
726	Newfield Exploration Co. (a)	$30,899
1,025	Noble Energy, Inc.	67,609
3,072	Occidental Petroleum Corp.	240,845
768	Pioneer Natural Resources Co.	27,871
4,983	Spectra Energy Corp. (b)	94,378
1,786	W & T Offshore, Inc. (b)	20,914
838	Weatherford International Ltd. (a)	17,372
9,205	Williams Companies, Inc.	164,493
511	XTO Energy, Inc.	21,114

		7,372,927

	Personal Products - 0.45%
4,099	Avon Products, Inc.	139,202
1,709	The Estee Lauder Cos., Inc.	63,370
662	Herbalife Ltd.	21,674
363	NBTY, Inc. (a)	14,367
1,319	Nu Skin Enterprises, Inc.	24,441

		263,054

	Pharmaceuticals - 6.99%
10,645	Abbott Laboratories	526,608
530	Allergan, Inc.	30,083
16,401	Bristol Myers Squibb Co.	369,351
7,068	Eli Lilly & Co. (b)	233,456
557	Endo Pharmaceuticals
	Holdings Inc. (a)	12,605
1,235	Forest Laboratories, Inc. (a)	36,358
459	Genzyme Corp. (a)	26,039
24,087	Johnson & Johnson	1,466,657
22,518	Merck & Co., Inc. (b)	712,244
6,776	Schering Plough Corp.	191,422
598	Watson Pharmaceuticals, Inc. (a)	21,911
9,653	Wyeth	468,943

		4,095,677

	Real Estate - 0.15%
2,667	CB Richard Ellis Group, Inc. (a)	31,310
470	Jones Lang LaSalle, Inc.	22,264
437	Rayonier, Inc.	17,878
608	The St. Joe Co. (a)	17,705

		89,157

	Road & Rail - 1.62%
4,683	Burlington Northern Santa Fe Corp.	373,844
3,557	CSX Corp.	148,896
1,032	Heartland Express, Inc.	14,861

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Road & Rail (Continued)
510	J.B. Hunt Transport Services, Inc.	$16,386
290	Landstar System, Inc.	11,037
3,908	Norfolk Southern Corp.	168,474
3,679	Union Pacific Corp.	214,670

		948,168

	Semiconductor & Semiconductor
	Equipment - 2.87%
954	Altera Corp. (b)	19,567
7,800	Analog Devices, Inc.	215,124
4,804	Applied Materials, Inc.	64,374
1,280	Broadcom Corp. (a)(b)	39,283
761	FormFactor, Inc. (a)	18,203
45,109	Intel Corp.	882,783
1,030	KLA-Tencor Corp.	36,936
834	Lam Research Corp. (a)	28,490
1,078	Linear Technology Corp. (b)	29,785
886	Marvell Technology Group Ltd. (a)	14,344
759	MEMC Electronic Materials, Inc. (a)	12,622
670	Microchip Technology, Inc. (b)	17,755
1,646	National Semiconductor Corp.	23,488
479	NVIDIA Corp. (a)	7,199
2,309	Teradyne, Inc. (a)(b)	21,358
8,905	Texas Instruments, Inc. (b)	210,960
1,762	Xilinx, Inc.	41,266

		1,683,537

	Software - 5.17%
414	Activision Blizzard, Inc. (a)	5,130
1,479	Adobe Systems, Inc. (a)	48,866
1,790	Amdocs Ltd. (a)	48,115
834	Autodesk, Inc. (a)	19,849
774	BMC Software, Inc. (a)(b)	29,048
3,032	CA, Inc.	66,674
2,305	Compuware Corp. (a)	16,896
2,147	Electronic Arts, Inc. (a)	40,900
495	McAfee, Inc. (a)	21,676
624	MICRO Systems, Inc. (a)	18,839
88,115	Microsoft Corp.	2,281,297
2,279	Novell, Inc. (a)	10,278
9,368	Oracle Corp.	195,229
727	Quest Software, Inc. (a)	12,250
506	Sybase, Inc. (a)(b)	19,684
7,991	Symantec Corp. (a)	131,612

Number of Shares		Value

	Software (Continued)
1,076	Synopsys, Inc. (a)	$24,124
1,436	THQ, Inc. (a)	9,822
719	VMware, Inc. (a)	28,882

		3,029,171

	Specialty Retail - 2.10%
1,165	Abercrombie & Fitch Co. (b)	38,305
715	Advance Auto Parts, Inc.	28,085
451	Aeropostale, Inc. (a)(b)	19,605
1,894	American Eagle Outfitters	31,933
396	AutoZone, Inc. (a)	57,903
1,988	Bed Bath & Beyond, Inc. (a)	74,630
5,219	Best Buy Co., Inc.	195,817
893	The Childrens Place Retail
	Stores, Inc. (a)(b)	26,754
904	Dick’s Sporting Goods, Inc. (a)(b)	20,250
1,569	GameStop Corp. (a)	41,531
9,217	The Gap Inc.	197,244
396	O’Reilly Automotive, Inc. (a)	14,311
703	PetSmart, Inc.	15,290
1,419	Ross Stores, Inc.	67,786
1,315	The Sherwin-Williams Co.	79,110
3,667	Staples, Inc.	85,148
719	Tiffany & Co.	27,703
5,663	The TJX Companies, Inc. (b)	210,381

		1,231,786

	Textiles, Apparel & Luxury Goods - 0.76%
601	Coach, Inc.	19,785
499	Columbia Sportswear Co.	20,539
1,120	Fossil, Inc. (a)	31,864
3,015	Nike, Inc.	195,070
959	Phillips-Van Heusen Corp.	41,035
450	Polo Ralph Lauren Corp. (b)	34,479
1,726	Skechers U.S.A., Inc. (a)	29,584
593	VF Corp.	42,951
636	Warnaco Group, Inc. (a)	27,895

		443,202

	Thrifts & Mortgage Finance - 0.46%
15,084	Hudson City Bancorp, Inc.	198,354
2,623	Peoples United Financial, Inc.	40,814
2,333	TFS Financial Corp.	27,763

		266,931

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Tobacco - 0.70%
1,956	Lorillard, Inc.	$145,331
5,031	Philip Morris International, Inc.	245,211
1,083	Vector Group Ltd.	16,873

		407,415

	Trading Companies & Distributors - 0.08%
533	Applied Industrial Technologies, Inc.	11,278
432	W.W. Grainger, Inc. (b)	38,604

		49,882

	Water Utilities - 0.03%
412	California Water Service Group	16,043

	Wireless Telecommunication Services - 0.08%
494	American Tower Corp. (a)	17,982
1,287	MetroPCS Communications,
	Inc. (a)(b)	12,046
536	NII Holdings, Inc. (a)	16,069

		46,097

	Total Common Stocks
	(Cost $52,782,454)	55,961,827

	REAL ESTATE INVESTMENT
	TRUSTS - 0.46%
	Real Estate Investment Trusts - 0.46%
651	Annaly Mortgage Management, Inc.	11,809
971	Boston Properties, Inc.	63,649
936	Equity Residential	28,735
1,181	Plum Creek Timber Co., Inc. (b)	36,186
638	Potlatch Corp.	18,151
1,977	ProLogis (b)	23,566
383	Public Storage, Inc. (b)	28,817
507	Simon Property Group, Inc.	35,201
347	Vornado Realty Trust (b)	22,351

	Total Real Estate Investment Trusts
	(Cost $255,621)	268,465

Number of Shares		Value

	SHORT TERM INVESTMENTS - 3.18%
	Short-Term Investments - 3.18%
1,861,220	Federated Prime Obligations Fund,
	0.220%	$1,861,220

	Total Short Term investments
	(Cost $1,861,220)	1,861,220

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 15.56%
	Money Market Funds - 15.56%
9,109,187	Mount Vernon Prime Portfolio,
	0.291%	9,109,187

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $9,109,187)	9,109,187

	Total Investments
	(Cost $64,008,482) - 114.77%	67,200,699
	Liabilities in Excess of Other
	Assets - (14.77)%	(8,649,399)

	TOTAL NET
	ASSETS - 100.00%	$58,551,300

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)     Non-income producing.
(b)     All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2009

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	40	2,080,500	Dec-09	$35,551

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 94.90%
	Aerospace & Defense - 0.61%
5,864	Northrop Grumman Corp.	$303,462

	Air Freight & Logistics - 0.20%
953	Atlas Air Worldwide Holdings, Inc. (a)	30,467
1,778	Ryder System, Inc.	69,449

		99,916

	Airlines - 1.51%
1,192	Alaska Air Group, Inc. (a)	31,934
27,484	AMR Corp. (a)	218,498
8,195	Continental Airlines, Inc. (a)	134,726
14,288	Delta Air Lines, Inc. (a)	128,020
9,975	UAL Corp. (a)(b)	91,969
31,973	US Airways Group, Inc. (a)(b)	150,273

		755,420

	Auto Components - 1.09%
5,929	American Axle & Manufacturing Holdings, Inc.	41,977
7,460	ArvinMeritor, Inc. (b)	58,337
1,268	Autoliv, Inc.	42,605
1,634	Cooper Tire & Rubber Co.	28,726
3,945	Exide Technologies (a)	31,442
2,972	Federal Mogul Corp. (a)	35,872
8,581	Goodyear Tire & Rubber Co. (a)	146,134
1,924	Modine Manufacturing Co.	17,836
1,029	Stoneridge, Inc. (a)	7,285
1,368	Tenneco Automotive, Inc. (a)	17,839
6,876	TRW Automotive Holdings Corp. (a)	115,173

		543,226

	Automobiles - 0.57%
33,250	Ford Motor Co. (a)(b)	239,732
1,406	Thor Industries, Inc.	43,516

		283,248

	Beverages - 0.66%
306	Coca-Cola Bottling Co.	14,820
5,207	Coca-Cola Enterprises, Inc.	111,482
3,011	Dr Pepper Snapple Group, Inc. (a)	86,566
2,594	Pepsi Bottling Group, Inc.	94,525
782	PepsiAmericas, Inc.	22,334

		329,727

	Building Products - 0.86%
2,376	Armstrong World Industries, Inc. (a)	81,877
5,236	Builders FirstSource, Inc. (a)(b)	22,829

Number of Shares		Value

	Building Products (Continued)
819	Lennox International, Inc. (b)	$29,582
10,558	Masco Corp.	136,409
3,114	Owens Corning (a)	69,909
5,103	USG Corp. (a)	87,670

		428,276

	Capital Markets - 0.61%
1,419	Ameriprise Financial, Inc.	51,552
6,578	E*Trade Financial Corp. (a)	11,512
1,110	Legg Mason, Inc. (b)	34,443
770	MF Global Ltd. (a)(b)	5,598
6,582	Morgan Stanley (b)	203,252

		306,357

	Chemicals - 2.45%
506	A. Schulman, Inc.	10,084
531	Arch Chemicals, Inc.	15,925
2,548	Ashland, Inc.	110,124
1,615	Cabot Corp.	37,323
20,422	The Dow Chemical Co.	532,401
1,682	Eastman Chemical Co.	90,054
5,154	Ferro Corp.	45,871
748	GenTek, Inc. (a)	28,454
706	H.B. Fuller Co.	14,755
11,044	Huntsman Corp.	100,611
434	Lubrizol Corp.	31,014
295	OM Group, Inc. (a)	8,965
4,400	PolyOne Corp. (a)	29,348
1,962	PPG Industries, Inc.	114,208
741	The Scotts Miracle-Gro Co.	31,826
927	Valspar Corp. (b)	25,502

		1,226,465

	Commercial Banks - 9.23%
486	1st Source Corp.	7,922
3,233	Associated Banc-Corp (b)	36,921
411	BancorpSouth, Inc. (b)	10,032
73,628	Bank of America Corp.	1,245,786
14,290	BB&T Corp. (b)	389,260
430	Cathay General Bancorp (b)	3,479
367	City National Corp. (b)	14,287
84,195	The Colonial BancGroup, Inc. (a)(b)	5,557
2,003	Comerica, Inc. (b)	59,429
12,993	Fifth Third Bancorp	131,619
4,101	First Horizon National Corp. (a)	54,259

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
616	First Midwest Bancorp, Inc. (b)	$6,942
510	FirstMerit Corp.	9,705
7,122	Fulton Financial Corp. (b)	52,418
18,303	Huntington Bancshares, Inc.	86,207
36,535	KeyCorp	237,477
1,427	M&T Bank Corp. (b)	88,931
8,611	Marshall & Ilsley Corp.	69,491
5,680	PacWest Bancorp (b)	108,204
301	Park National Corp. (b)	17,560
2,015	PNC Financial Services Group	97,909
56,760	Popular, Inc.	160,631
41,790	Regions Financial Corp. (b)	259,516
699	S&T Bancorp, Inc. (b)	9,059
26,078	The South Financial Group, Inc.	38,335
12,074	SunTrust Banks, Inc. (b)	272,269
22,102	Synovus Financial Corp. (b)	82,882
3,169	TCF Financial Corp. (b)	41,324
456	Trustmark Corp.	8,687
27,067	U.S. Bancorp	591,685
888	United Bankshares, Inc. (b)	17,396
10,247	Wells Fargo & Co.	288,760
923	Whitney Holding Corp.	8,805
628	Wilmington Trust Corp. (b)	8,918
5,288	Zions Bancorporation (b)	95,025

		4,616,687

	Commercial Services & Supplies - 1.13%
959	ABM Industries, Inc.	20,177
4,730	ACCO Brands Corp. (a)	34,151
9,056	Avis Budget Group (a)(b)	120,988
762	CDI Corp.	10,706
1,000	Deluxe Corp.	17,100
1,014	HNI Corp.	23,931
2,759	PHH Corp. (a)	54,739
4,227	RR Donnelley & Sons Co. (b)	89,866
2,182	RSC Holdings, Inc. (a)	15,863
5,170	Steelcase, Inc.	32,106
2,105	TrueBlue, Inc. (a)	29,617
3,667	United Rentals, Inc. (a)	37,770
723	United Stationers, Inc. (a)	34,422
507	Viad Corp.	10,094
2,681	Volt Information Sciences, Inc. (a)	32,762

		564,292

Number of Shares		Value

	Communications Equipment - 0.88%
35,117	Motorola, Inc.	$301,655
19,828	Tellabs, Inc. (a)(b)	137,210

		438,865

	Computers & Peripherals - 1.02%
2,069	Lexmark International, Inc. (a)	44,567
9,273	SanDisk Corp. (a)	201,224
8,467	Seagate Technology	128,783
15,035	Sun Microsystems, Inc. (a)	136,668

		511,242

	Construction & Engineering - 0.22%
1,570	EMCOR Group, Inc. (a)	39,752
1,082	Granite Construction, Inc. (b)	33,477
1,076	Tutor Perini Corp. (a)	22,919
358	URS Corp. (a)	15,627

		111,775

	Consumer Finance - 0.56%
5,731	Capital One Financial Corp. (b)	204,769
1,879	Compucredit Hldgs Corp. (a)(b)	8,850
2,806	Discover Financial Services	45,541
2,206	SLM Corp. (a)	19,236

		278,396

	Containers & Packaging - 0.59%
1,156	Bemis Co.	29,952
2,506	Graphic Packaging Holding Co. (a)	5,789
1,791	Sealed Air Corp.	35,157
1,103	Sonoco Products Co.	30,377
11,827	Temple-Inland, Inc.	194,199

		295,474

	Distributors - 0.30%
1,124	Core-Mark Holding Co., Inc. (a)	32,147
2,383	Genuine Parts Co.	90,697
924	WESCO International, Inc. (a)	26,611

		149,455

	Diversified Consumer Services - 0.07%
1,086	Career Education Corp. (a)	26,477
625	Regis Corp. (b)	9,687

		36,164

	Diversified Financial Services - 5.01%
100,460	CIT Group, Inc. (b)	121,557
260,137	Citigroup, Inc.	1,259,063
21,894	JPMorgan Chase & Co.	959,395

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Financial Services (Continued)
5,987	Principal Financial Group, Inc.	$163,984

		2,503,999

	Diversified Telecommunication Services - 3.60%
1,260	CenturyTel, Inc.	42,336
9,748	Frontier Communications Corp.	73,500
24,194	Qwest Communications International	92,179
47,170	Sprint Corp. (a)	186,321
46,507	Verizon Communications, Inc.	1,407,767

		1,802,103

	Electric Utilities - 4.60%
5,722	The AES Corp. (a)	84,800
2,389	Alliant Energy Corp.	66,534
4,827	Ameren Corp. (b)	122,027
6,272	American Electric Power Company, Inc.	194,369
7,937	Consolidated Edison, Inc. (b)	324,941
2,617	DTE Energy Co.	91,961
2,207	Great Plains Energy, Inc.	39,616
2,204	Hawaiian Electric Industries, Inc. (b)	39,936
1,143	IDACORP, Inc.	32,907
2,619	Northeast Utilities (b)	62,175
1,590	NSTAR	50,594
2,311	NV Energy, Inc.	26,784
1,336	OGE Energy Corp.	44,195
6,063	Pepco Holdings, Inc.	90,217
5,248	PG&E Corp.	212,492
2,258	Pinnacle West Capital Corp.	74,108
1,086	Portland General Electric Co. (b)	21,416
4,190	Progress Energy, Inc.	163,661
8,781	The Southern Co.	278,094
3,309	TECO Energy, Inc.	46,591
1,580	Westar Energy, Inc.	30,826
1,425	Wisconsin Energy Corp.	64,367
7,154	Xcel Energy, Inc.	137,643

		2,300,254

	Electrical Equipment - 0.09%
378	A.O. Smith Corp.	14,402
783	Hubbell, Inc.	32,886

		47,288

Number of Shares		Value

	Electronic Equipment & Instruments - 1.52%
566	Anixter International, Inc. (a)	$22,702
2,826	Arrow Electronics, Inc. (a)	79,552
3,253	Avnet, Inc. (a)	84,481
1,674	AVX Corp.	19,971
891	Benchmark Electronics, Inc. (a)	16,038
5,599	Ingram Micro, Inc. (a)	94,343
3,092	Insight Enterprises, Inc. (a)	37,753
4,879	Jabil Circuit, Inc.	65,427
1,592	PC Connection, Inc. (a)	8,661
14,970	Sanmina-SCI Corp. (a)	128,742
461	SYNNEX Corp. (a)	14,051
3,417	Tech Data Corp. (a)	142,181
1,403	Technitrol, Inc.	12,922
4,159	Vishay Intertechnology, Inc. (a)	32,856

		759,680

	Energy Equipment & Services - 0.15%
2,207	Exterran Holdings, Inc. (a)(b)	52,394
279	Seacor Holdings, Inc. (a)	22,775

		75,169

	Food & Staples Retailing - 1.61%
825	Casey’s General Stores, Inc.	25,889
3,173	Great Atlantic & Pacific Tea Co. (a)(b)	28,271
1,103	Ingles Markets, Inc.	17,460
13,220	The Kroger Co.	272,861
783	Nash Finch Co.	21,407
18,850	Rite Aid Corp. (a)(b)	30,914
9,119	Safeway, Inc.	179,827
12,317	Supervalu, Inc.	185,494
389	Weis Markets, Inc.	12,429
2,267	Winn Dixie Stores, Inc. (a)	29,743

		804,295

	Food Products - 2.27%
4,650	Archer Daniels Midland Co.	135,873
1,644	Chiquita Brands International, Inc. (a)(b)	26,567
5,025	ConAgra Foods, Inc.	108,942
2,386	Dean Foods Co. (a)	42,447
2,197	Del Monte Foods Co.	25,441
260	Fresh Del Monte Produce, Inc. (a)	5,879
18,687	Kraft Foods, Inc. (b)	490,908
17,553	Sara Lee Corp. (b)	195,540

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food Products (Continued)
2,532	Smithfield Foods, Inc. (a)(b)	$34,942
5,613	Tyson Foods, Inc.	70,892

		1,137,431

	Gas Utilities - 0.81%
929	AGL Resources, Inc. (b)	32,766
830	Atmos Energy Corp.	23,389
381	The Laclede Group Inc.	12,253
907	New Jersey Resources Corp.	32,933
1,227	Nicor, Inc.	44,896
4,862	NiSource, Inc.	67,533
283	Northwest Natural Gas Co.	11,790
1,704	Oneok, Inc. (b)	62,400
878	Piedmont Natural Gas Co. (b)	21,019
1,693	Southwest Gas Corp.	43,307
1,311	UGI Corp.	32,854
656	WGL Holdings, Inc.	21,740

		406,880

	Health Care Equipment & Supplies - 0.22%
3,630	CareFusion Corp. (a)	79,134
1,347	Hill-Rom Holdings, Inc.	29,338

		108,472

	Health Care Providers & Services - 5.19%
789	AMERIGROUP Corp. (a)	17,492
7,767	AmerisourceBergen Corp.	173,826
7,261	Cardinal Health, Inc.	194,595
882	Centene Corp. (a)	16,705
5,692	CIGNA Corp.	159,888
3,250	Coventry Health Care, Inc. (a)	64,870
5,466	Health Management Associates, Inc. (a)	40,940
5,961	Health Net, Inc. (a)	91,800
4,898	Humana, Inc. (a)	182,695
2,147	Kindred Healthcare, Inc. (a)	34,846
840	LifePoint Hospitals, Inc. (a)	22,730
1,307	Magellan Health Services, Inc. (a)	40,596
4,847	McKesson Corp.	288,639
715	Molina Healthcare, Inc. (a)	14,793
1,344	Omnicare, Inc.	30,267
12,532	Tenet Healthcare Corp. (a)	73,688
787	Triple-S Management Corp. (a)	13,198
23,201	UnitedHealth Group, Inc.	580,953
245	WellCare Health Plans, Inc. (a)	6,039

Number of Shares		Value

	Health Care Providers & Services (Continued)
11,587	Wellpoint, Inc. (a)	$548,760

		2,597,320

	Hotels, Restaurants & Leisure - 0.67%
2,151	Boyd Gaming Corp. (a)	23,510
1,229	Brinker International, Inc.	19,332
437	Cracker Barrel Old Country Store, Inc.	15,033
2,216	Domino’s Pizza, Inc. (a)	19,589
565	Jack in the Box, Inc. (a)(b)	11,577
7,463	MGM MIRAGE (a)	89,855
3,634	Royal Caribbean Cruises Ltd.	87,507
5,275	Wendy’s Arby’s Group, Inc.	24,951
2,726	Wyndham Worldwide Corp.	44,488

		335,842

	Household Durables - 2.27%
1,139	American Greetings Corp. (b)	25,400
8,590	Beazer Homes USA, Inc. (a)(b)	48,018
1,956	The Black & Decker Corp.	90,543
10,066	D.R. Horton, Inc.	114,853
1,236	Ethan Allen Interiors, Inc. (b)	20,394
2,240	Fortune Brands, Inc.	96,275
7,929	Hovnanian Enterprises, Inc. (a)(b)	30,447
1,040	KB Home (b)	17,274
2,098	Kimball International, Inc.	16,008
2,852	Leggett & Platt, Inc.	55,329
3,345	Lennar Corp.	47,666
445	MDC Holdings, Inc.	15,459
1,495	Mohawk Industries, Inc. (a)	71,297
4,609	Newell Rubbermaid, Inc.	72,315
112	NVR, Inc. (a)(b)	71,386
7,719	Pulte Homes, Inc. (b)	84,832
3,934	Standard-Pacific Corp. (a)	14,517
3,862	Toll Brothers, Inc. (a)(b)	75,464
2,415	Whirlpool Corp.	168,953

		1,136,430

	Independent Power Producers & Energy Traders - 0.18%
12,295	RRI Energy, Inc. (a)	87,786

	Industrial Conglomerates - 0.94%
124	Alleghany Corp. (a)	32,122
350	Carlisle Companies, Inc.	11,869
12,365	Tyco International Ltd.	426,345

		470,336

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 10.31%
928	Allied World Assurance Holdings, Ltd.	$44,479
8,186	The Allstate Corp.	250,655
2,144	American Financial Group, Inc.	54,672
113	American National Insurance Company	9,628
992	Arch Capital Group Ltd. (a)	67,000
597	Argo Group International Holdings, Ltd. (a)	20,107
1,315	Aspen Insurance Holdings Ltd.	34,808
3,896	Axis Capital Holdings Ltd.	117,581
6,346	Chubb Corp.	319,902
4,567	Cincinnati Financial Corp. (b)	118,696
3,348	CNA Financial Corp. (b)	80,821
957	CNA Surety Corp. (a)	15,503
15,592	Conseco, Inc. (a)	82,014
998	Delphi Financial Group	22,585
1,148	Endurance Specialty Holdings Ltd.	41,868
959	Everest Re Group Ltd.	84,104
513	FBL Financial Group, Inc.	9,968
11,403	Fidelity National Financial, Inc.	171,957
1,770	First American Corp.	57,295
549	The Hanover Insurance Group, Inc.	22,690
926	Harleysville Group, Inc.	29,308
6,069	Hartford Financial Services Group, Inc.	160,829
1,556	HCC Insurance Holdings, Inc.	42,557
343	Infinity Property & Casualty Corp.	14,571
158	Kansas City Life Insurance Co.	4,920
7,434	Lincoln National Corp.	192,615
165	Markel Corp. (a)	54,420
925	Max Capital Group Ltd.	19,767
2,461	Mercury General Corp.	89,039
9,464	MetLife, Inc.	360,294
2,557	Montpelier Re Holdings Ltd.	41,730
108	National Western Life Insurance Co.	19,006
863	Odyssey Re Holdings Corp.	55,931
8,807	Old Republic International Corp.	107,269
3,235	OneBeacon Insurance Group, Ltd.	44,449
989	PartnerRe Ltd.	76,094
19,135	The Phoenix Companies, Inc. (a)	62,189
775	Platinum Underwriters Holdings Ltd.	27,776
461	ProAssurance Corp. (a)	24,060

Number of Shares		Value

	Insurance (Continued)
10,259	Progressive Corp. (a)	$170,094
758	Protective Life Corp.	16,236
9,523	Prudential Financial, Inc.	475,293
1,464	Reinsurance Group of America	65,294
877	RenaissanceRe Holdings, Ltd.	48,025
551	Safety Insurance Group, Inc.	18,139
1,436	Selective Insurance Group	22,588
941	State Auto Financial Corp.	16,872
1,076	Transatlantic Holdings, Inc.	53,983
12,153	Travelers Companies, Inc.	598,292
721	United Fire & Casualty Co.	12,906
2,257	Unitrin, Inc. (b)	43,989
2,539	Universal American Financial Corp. (a)	23,917
6,704	UnumProvident Corp.	143,734
278	White Mountains Insurance Group Ltd.	85,349
2,511	WR Berkley Corp.	63,478
10,807	XL Capital Ltd.	188,690
1,878	Zenith National Insurance Corp.	58,030

		5,158,066

	Internet & Catalog Retail - 0.10%
1,627	Expedia, Inc. (a)	38,967
1,099	Systemax, Inc. (a)(b)	13,331

		52,298

	Internet Software & Services - 0.17%
1,677	EarthLink, Inc. (a)	14,104
3,526	IAC/InterActiveCorp (a)(b)	71,190

		85,294

	IT Services - 0.61%
1,767	Computer Sciences Corp. (a)	93,139
2,924	Convergys Corp. (a)	29,064
1,880	Fidelity National Information Services, Inc. (b)	47,959
51,027	Unisys Corp. (a)(b)	136,242

		306,404

	Leisure Equipment & Products - 0.25%
4,296	Brunswick Corp.	51,466
15,858	Eastman Kodak Co. (b)	75,801

		127,267

	Life Sciences Tools & Services - 0.05%
4,148	Cambrex Corp. (a)	26,132

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Machinery - 1.34%
3,007	Ingersoll-Rand Plc	$92,225
19,624	Mueller Industries, Inc.	468,425
144	NACCO Industries, Inc.	8,650
867	The Stanley Works (b)	37,012
1,961	Timken Co.	45,946
610	Watts Water Technologies, Inc. (b)	18,453

		670,711

	Media - 5.21%
11,502	Belo Corp. (b)	62,226
25,152	CBS Corp.	303,082
22,762	Comcast Corp.	384,450
4,073	The E.W. Scripps Co. (a)	30,547
13,329	Gannett Co., Inc. (b)	166,746
7,196	Interpublic Group of Companies, Inc. (a)(b)	54,114
2,673	Liberty Global, Inc. (a)	60,330
3,327	Liberty Media Corporation - Capital (a)	69,601
11,450	Liberty Media Corporation - Interactive (a)	125,606
9,945	McClatchy Co.	25,459
851	Meredith Corp. (b)	25,479
7,707	New York Times Co.	62,581
6,892	Regal Entertainment Group	84,909
1,113	Scholastic Corp.	27,090
8,153	Time Warner Cable, Inc. (b)	351,313
24,136	Time Warner, Inc.	694,634
256	Value Line, Inc.	7,903
3,112	Virgin Media, Inc.	43,319
4,968	Warner Music Group Corp. (a)	27,473

		2,606,862

	Metals & Mining - 0.05%
1,629	USEC, Inc. (a)(b)	7,640
1,377	Worthington Industries	19,140

		26,780

	Multiline Retail - 1.56%
3,341	Dillard’s, Inc.	47,108
3,788	J.C. Penney Co., Inc. (b)	127,845
13,289	Macy’s, Inc.	243,056
5,726	Retail Ventures, Inc. (a)	30,176

Number of Shares		Value

	Multiline Retail (Continued)
4,636	Saks, Inc. (a)(b)	$31,617
4,638	Sears Holdings Corp. (a)(b)	302,908

		782,710

	Multi-Utilities - 1.93%
700	Avista Corp.	14,154
14,993	CenterPoint Energy, Inc.	186,363
10,946	CMS Energy Corp. (b)	146,676
31,290	Duke Energy Corp.	492,505
1,128	Integrys Energy Group, Inc. (b)	40,484
1,907	SCANA Corp.	66,554
899	Vectren Corp.	20,713

		967,449

	Oil & Gas - 7.31%
445	Alon USA Energy, Inc.	4,419
45,211	ConocoPhillips	2,041,729
1,956	CVR Energy, Inc. (a)	24,333
1,946	Frontier Oil Corp.	27,088
1,153	Holly Corp.	29,540
13,810	Marathon Oil Corp.	440,539
532	Overseas Shipholding Group, Inc. (b)	19,881
2,561	Stone Energy Corp. (a)	41,770
6,418	Sunoco, Inc.	182,592
4,175	Tesoro Petroleum Corp.	62,542
37,942	Valero Energy Corp.	735,695
962	World Fuel Services Corp.	46,243

		3,656,371

	Paper & Forest Products - 1.27%
1,910	Domtar Corp. (a)	67,270
996	Glatfelter	11,434
12,216	International Paper Co.	271,562
3,528	Louisiana-Pacific Corp. (a)(b)	23,532
3,847	MeadWestvaco Corp.	85,826
4,775	Weyerhaeuser Co.	175,004

		634,628

	Personal Products - 0.18%
3,302	Alberto-Culver Co.	91,399

	Pharmaceuticals - 3.64%
1,773	King Pharmaceuticals, Inc. (a)	19,095
108,722	Pfizer, Inc. (b)	1,799,349

		1,818,444

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Professional Services - 0.44%
8,999	Kelly Services, Inc.	$110,687
1,932	Manpower, Inc.	109,564

		220,251

	Road & Rail - 0.65%
717	AMERCO (a)(b)	32,882
634	Arkansas Best Corp.	18,982
609	Con-Way, Inc.	23,337
11,228	Hertz Global Holdings, Inc. (a)	121,599
1,805	Werner Enterprises, Inc. (b)	33,627
21,049	YRC Worldwide, Inc. (a)(b)	93,668

		324,095

	Semiconductor & Semiconductor Equipment - 0.32%
10,105	Advanced Micro Devices, Inc. (a)(b)	57,194
3,636	Amkor Technology, Inc. (a)	25,016
3,368	Atmel Corp. (a)	14,112
4,934	Micron Technology, Inc. (a)	40,459
1,190	Novellus Systems, Inc. (a)	24,966

		161,747

	Software - 0.07%
4,494	Cadence Design Systems, Inc. (a)(b)	32,986

	Specialty Retail - 4.16%
2,945	AnnTaylor Stores Corp. (a)(b)	46,796
6,572	AutoNation, Inc. (a)(b)	118,822
1,728	Barnes & Noble, Inc. (b)	38,396
40,093	Blockbuster, Inc. (a)(b)	42,900
3,910	Borders Group, Inc. (a)	12,160
1,849	Brown Shoe Co., Inc.	14,829
2,686	CarMax, Inc. (a)	56,137
517	The Cato Corp.	10,490
1,176	Charming Shoppes, Inc. (a)	5,774
608	Dress Barn, Inc. (a)(b)	10,901
834	DSW, Inc. (a)(b)	13,319
1,179	The Finish Line, Inc.	11,979
10,151	Foot Locker, Inc.	121,304
20,733	Home Depot, Inc.	552,327
842	Jo-Ann Stores, Inc. (a)	22,591
10,509	Limited Brands, Inc. (b)	178,548
14,639	Lowe’s Companies, Inc.	306,541
22,804	Office Depot, Inc. (a)	150,963

Number of Shares		Value

	Specialty Retail (Continued)
8,139	OfficeMax, Inc.	$102,389
4,141	Pacific Sunwear Of California, Inc. (a)	21,326
1,529	Penske Automotive Group, Inc.	29,326
424	PEP Boys	4,142
2,869	RadioShack Corp.	47,539
1,517	Rent-A-Center, Inc. (a)	28,641
788	Rush Enterprises, Inc. - Class A (a)	10,181
1,824	Sonic Automotive, Inc. (b)	19,152
1,643	Stein Mart, Inc. (a)	20,883
207	Tractor Supply Co. (a)	10,023
2,210	Williams-Sonoma, Inc. (b)	44,708
4,252	Zale Corp. (a)(b)	30,402

		2,083,489

	Textiles, Apparel & Luxury Goods - 0.49%
547	Carter’s, Inc. (a)	14,605
2,597	Hanesbrands, Inc. (a)(b)	55,576
3,504	Jones Apparel Group, Inc.	62,827
7,738	Liz Claiborne, Inc.	38,148
5,256	Timberland Co. (a)	73,163

		244,319

	Thrifts & Mortgage Finance - 0.26%
2,017	Astoria Financial Corp.	22,268
18,303	Corus Bankshares, Inc. (a)(b)	1,647
372	First Niagara Financial Group, Inc. (b)	4,587
4,423	New York Community Bancorp, Inc. (b)	50,511
921	Provident Financial Services, Inc.	9,477
654	Washington Federal, Inc.	11,026
2,301	Webster Financial Corp.	28,693

		128,209

	Tobacco - 2.44%
55,910	Altria Group, Inc. (b)	995,757
4,438	Reynolds American, Inc.	197,580
606	Universal Corp. (b)	25,343

		1,218,680

	Water Utilities - 0.13%
3,165	American Water Works Co., Inc.	63,110

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Wireless Telecommunication Services - 0.27%
2,185	Telephone & Data Systems, Inc.	$67,757
1,133	United States Cellular Corp. (a)	44,266
1,713	USA Mobility, Inc.	22,064

		134,087

	Total Common Stocks
	(Cost $40,416,446)	47,473,520

	MANAGEMENT INVESTMENT
	COMPANIES - 0.05%
	Capital Markets - 0.05%
8,419	Allied Capital Corp. (b)	25,847

	Total Management Investment
	Companies (Cost $19,103)	25,847

	REAL ESTATE INVESTMENT
	TRUSTS - 0.51%
	Real Estate Investment Trusts - 0.51%
1,474	Apartment Investment &
	Management Co. (b)	21,741
2,221	Colonial Properties Trust	21,610
2,433	Duke Realty Corp.	29,220
9,371	Host Hotels & Resorts, Inc.	110,297
3,000	HRPT Properties Trust (b)	22,560
3,276	iStar Financial, Inc. (a)(b)	9,959
928	Liberty Property Trust	30,188
155	National Health Investors, Inc.	4,906
281	Redwood Trust, Inc. (b)	4,356

	Total Real Estate Investment Trusts
	(Cost $220,355)	254,837

Number of Shares		Value

	SHORT TERM INVESTMENTS - 3.60%
	Short-Term Investments - 3.60%
1,803,098	Federated Prime Obligations Fund,
	0.220%	$1,803,098

	Total Short Term Investments
	(Cost $1,803,098)	1,803,098

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 20.29%
	Money Market Funds - 20.29%
10,151,202	Mount Vernon Prime Portfolio,
	0.291%	10,151,202

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $10,151,202)	10,151,202

	Total Investments
	(Cost $52,610,204) - 119.35%	59,708,504
	Liabilities in Excess of Other
	Assets - (19.35)%	(9,681,793)

	TOTAL NET ASSETS - 100.00%	$50,026,711

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2009

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	39	2,028,488	Dec-09	$34,998

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 94.01%
	Aerospace & Defense - 2.09%
493	AeroVironment, Inc. (a)	$13,848
127	American Science &
	Engineering, Inc. (b)	8,641
573	Argon ST, Inc. (a)	10,916
1,327	Ceradyne, Inc. (a)	24,324
680	Cubic Corp.	26,840
819	Curtiss-Wright Corp.	27,953
1,678	Esterline Technologies Corp. (a)	65,794
242	Heico Corp. (b)	10,493
709	Ladish, Inc. (a)	10,727
1,597	Moog, Inc. (a)	47,112
2,562	Orbital Sciences Corp. (a)	38,353
367	Stanley, Inc. (a)	9,439
435	TransDigm Group Inc. (a)	21,667

		316,107

	Air Freight & Logistics - 0.50%
1,168	Dynamex, Inc. (a)	19,074
356	Forward Air Corp. (b)	8,241
2,112	Hub Group, Inc. (a)	48,259

		75,574

	Airlines - 0.32%
328	Allegiant Travel Co. (a)(b)	12,494
503	Copa Holdings, S.A.	22,378
1,682	Hawaiian Holdings, Inc. (a)	13,893

		48,765

	Auto Components - 0.69%
1,062	LKQ Corp. (a)	19,690
1,607	Midas, Inc. (a)	15,106
9,144	Sauer-Danfoss, Inc.	70,134

		104,930

	Beverages - 0.29%
935	Central European
	Distribution Corp. (a)	30,631
376	Hansen Natural Corp. (a)(b)	13,814

		44,445

	Biotechnology - 1.18%
2,901	Affymetrix, Inc. (a)	25,471
2,347	Albany Molecular Research, Inc. (a)	20,325
1,537	Alkermes, Inc. (a)	14,125
539	Emergent BioSolutions, Inc. (a)	9,519
705	Martek Biosciences Corp.	15,926

Number of Shares		Value

	Biotechnology (Continued)
487	Myriad Genetics, Inc. (a)	$13,344
8,166	PDL BioPharma Inc.	64,348
1,520	ViroPharma, Inc. (a)	14,622

		177,680

	Building Products - 0.27%
555	Aaon, Inc.	11,144
420	Ameron International Corp.	29,392

		40,536

	Capital Markets - 1.98%
2,262	BGC Partners, Inc.	9,681
950	Cohen & Steers, Inc. (b)	22,800
4,135	FCStone Group, Inc. (a)	19,931
465	Gamco Investors, Inc.	21,250
2,460	GFI Group Inc.	17,786
200	Greenhill & Co., Inc. (b)	17,916
2,884	Investment Technology
	Group, Inc. (a)	80,521
659	KBW, Inc. (a)	21,233
1,360	Lazard Ltd.	56,182
992	optionsXpress Holdings, Inc.	17,142
269	Stifel Financial Corp. (a)	14,768

		299,210

	Chemicals - 1.33%
1,579	Innophos Holdings, Inc.	29,211
1,908	Koppers Holdings, Inc.	56,572
768	LSB Industries, Inc. (a)	11,958
1,198	Minerals Technologies, Inc.	56,977
363	NewMarket Corp.	33,774
1,011	Solutia, Inc. (a)	11,707

		200,199

	Commercial Banks - 4.26%
751	BancFirst Corp.	27,734
635	Bank of the Ozarks, Inc. (b)	16,847
270	BankFinancial Corp.	2,587
1,043	Beneficial Mutual Bancorp, Inc. (a)	9,523
570	City Holding Co.	16,992
3,602	CVB Financial Corp. (b)	27,339
373	First Financial Bankshares, Inc. (b)	18,449
684	First Financial Corp.	20,958
1,619	Glacier Bancorp, Inc. (b)	24,188
1,443	Hampton Roads Bankshares, Inc. (b)	4,156
707	Hancock Holding Co.	26,562

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
62	IBERIABANK Corp.	$2,825
948	Independent Bank Corp.	20,979
1,956	Investors Bancorp, Inc. (a)	20,753
609	Lakeland Financial Corp.	12,576
9,239	National Penn Bancshares, Inc.	56,450
868	Northfield Bancorp, Inc.	11,110
881	Pinnacle Financial Partners,
	Inc. (a)(b)	11,197
611	PrivateBancorp, Inc. (b)	14,945
889	Prosperity Bancshares, Inc.	30,928
499	Republic Bancorp Inc.	9,960
447	SCBT Financial Corp.	12,561
549	Signature Bank (a)	15,921
685	Simmons First National Corp.	19,735
793	Smithtown Bancorp, Inc.	9,151
393	Southside Bancshares, Inc.	8,850
2,716	Sterling Bancshares, Inc.	19,854
532	Suffolk Bancorp	15,752
1,858	SVB Financial Group (a)(b)	80,396
528	SY Bancorp, Inc.	12,192
751	Texas Capital Bancshares, Inc. (a)	12,647
395	Tompkins Financial Corp.	17,261
597	WestAmerica Bancorporation (b)	31,044

		642,422

	Commercial Services & Supplies - 5.64%
1,436	Administaff, Inc.	37,724
1,732	American Reprographics Co. (a)	16,489
2,276	ATC Technology Corp. (a)	44,974
1,752	Brady Corp.	50,317
645	Clean Harbors, Inc. (a)	36,288
1,117	Copart, Inc. (a)(b)	37,095
618	Cornell Cos., Inc. (a)	13,868
1,495	The Corporate Executive Board Co.	37,225
778	CRA International, Inc. (a)	21,232
4,662	EnergySolutions, Inc.	42,984
2,027	First Advantage Corp. (a)	37,601
744	The Geo Group Inc. (a)	15,006
622	Healthcare Services Group, Inc.	11,420
1,029	Heidrick & Struggles
	International, Inc.	23,934
721	IHS, Inc. (a)	36,865
2,918	Korn/Ferry International (a)	42,574

Number of Shares		Value

	Commercial Services & Supplies (Continued)
1,046	Layne Christensen Co. (a) $	$33,524
770	M&F Worldwide Corp. (a)	15,585
1,054	McGrath RentCorp	22,419
1,020	Mobile Mini, Inc. (a)	17,707
1,930	Pike Electric Corp. (a)	23,121
324	Pre-Paid Legal Services, Inc. (a)	16,459
734	Standard Parking Corp. (a)	12,838
590	Stericycle, Inc. (a)	28,585
78	Strayer Education, Inc. (b)	16,979
3,161	TeleTech Holdings, Inc. (a)	53,927
1,570	Waste Connections, Inc. (a)	45,310
1,354	Watson Wyatt Worldwide, Inc.	58,980

		851,030

	Communications Equipment - 3.53%
4,457	3Com Corp. (a)	23,310
1,549	ADTRAN, Inc.	38,028
2,387	Airvana, Inc. (a)	16,160
2,464	Arris Group, Inc. (a)	32,057
2,738	Avocent Corp. (a)(b)	55,499
1,945	Ciena Corp. (a)	31,665
1,438	Comtech Telecommunications
	Corp. (a)	47,770
716	EMS Technologies, Inc. (a)	14,907
6,840	Extreme Networks, Inc. (a)	19,152
574	F5 Networks, Inc. (a)	22,748
2,163	Harmonic, Inc. (a)	14,449
750	Hughes Communications, Inc. (a)	22,755
469	InterDigital, Inc. (a)	10,862
2,174	Ixia (a)	14,914
3,075	JDS Uniphase Corp. (a)	21,863
7,398	Opnext, Inc. (a)	21,676
1,259	Palm, Inc. (a)(b)	21,944
11,706	Powerwave Technologies, Inc. (a)	18,729
502	Riverbed Technology, Inc. (a)	11,024
5,282	Sonus Networks, Inc. (a)	11,198
3,652	Sycamore Networks, Inc. (a)	11,029
1,318	Tekelec (a)	21,655
1,093	ViaSat, Inc. (a)	29,052

		532,446

	Computers & Peripherals - 0.65%
4,092	Emulex Corp. (a)	42,107
2,819	Intermec, Inc. (a)	39,748
276	Novatel Wireless, Inc. (a)	3,135

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Computers & Peripherals (Continued)
1,613	Super Micro Computer, Inc. (a)	$13,646

		98,636

	Construction & Engineering - 0.55%
2,622	Great Lakes Dredge & Dock Corp.	18,302
3,582	MasTec, Inc. (a)	43,521
462	Orion Marine Group, Inc. (a)	9,490
274	Texas Industries, Inc.	11,505

		82,818

	Consumer Finance - 0.37%
685	Cash America International, Inc. (b)	20,660
831	Dollar Financial Corp. (a)	13,313
831	EZCORP, Inc. (a)	11,351
572	First Cash Financial Services, Inc. (a)	9,798

		55,122

	Diversified Consumer Services - 1.57%
3,192	Corinthian Colleges, Inc. (a)(b)	59,243
436	ITT Educational Services, Inc. (a)	48,139
567	Lincoln Educational Services
	Corp. (a)(b)	12,973
2,926	Sotheby’s (b)	50,415
1,188	Steiner Leisure Ltd. (a)	42,483
1,207	Universal Technical Institute, Inc. (a)	23,778

		237,031

	Diversified Financial Services - 0.26%
1,350	Assured Guaranty Ltd.	26,217
1,053	MarketAxess Holdings Inc. (a)	12,689

		38,906

	Diversified Telecommunication Services - 0.89%
1,198	Cbeyond Communications, Inc. (a)(b)	19,324
1,022	Global Crossing Ltd. (a)	14,615
740	Neustar, Inc. (a)	16,724
5,958	PAETEC Holding Corp. (a)	23,057
1,475	Premiere Global Services, Inc. (a)	12,257
654	Shenandoah Telecommunications Co.	11,739
2,727	tw telecom inc. (a)	36,678

		134,394

	Electric Utilities - 0.34%
308	ITC Holdings Corp.	13,998
1,590	Otter Tail Corp.	38,049

		52,047

Number of Shares		Value

	Electrical Equipment - 2.76%
263	AZZ, Inc. (a)	$10,565
983	Baldor Electric Co. (b)	26,875
5,130	C&D Technologies, Inc. (a)(b)	11,030
2,766	EnerSys (a)	61,184
330	First Solar, Inc. (a)(b)	50,444
559	Franklin Electric Co., Inc.	16,027
3,612	GrafTech International Ltd. (a)	53,096
475	II-VI, Inc. (a)	12,084
1,021	LaBarge, Inc. (a)	11,486
324	Ormat Technologies, Inc.	13,226
2,212	Polypore International, Inc. (a)	28,557
342	Powell Industries, Inc. (a)	13,129
730	Regal-Beloit Corp.	33,368
454	SunPower Corp. (a)(b)	13,570
2,781	Vicor Corp.	21,469
1,661	Woodward Governor Co.	40,296

		416,406

	Electronic Equipment & Instruments - 3.87%
1,737	Checkpoint Systems, Inc. (a)	28,556
1,161	Cogent, Inc. (a)	11,726
1,443	Cognex Corp.	23,636
1,511	Daktronics, Inc. (b)	12,949
1,062	Dolby Laboratories, Inc. (a)	40,558
3,291	Electro Rent Corp.	37,912
1,803	Electro Scientific Industries, Inc. (a)	24,142
1,414	FLIR Systems, Inc. (a)	39,550
1,382	L-1 Identity Solutions, Inc. (a)	9,660
1,663	Littelfuse, Inc. (a)	43,637
944	MTS Systems Corp.	27,574
733	Multi-Fineline Electronix, Inc. (a)	21,045
1,859	National Instruments Corp.	51,364
3,139	Newport Corp. (a)	27,498
566	Rofin-Sinar Technologies, Inc. (a)	12,995
668	Rogers Corp. (a)	20,020
1,395	ScanSource, Inc. (a)	39,507
1,408	Trimble Navigation Ltd. (a)(b)	33,665
2,327	TTM Technologies, Inc. (a)	26,691
720	Veeco Instruments, Inc. (a)	16,790
1,360	Zebra Technologies Corp. (a)	35,265

		584,740

	Energy Equipment & Services - 3.75%
4,994	Allis Chalmers Energy, Inc. (a)	21,774
580	Atwood Oceanics, Inc. (a)	20,457

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
2,946	Basic Energy Services, Inc. (a)	$25,012
863	Bristow Group, Inc. (a)	25,623
1,987	Cal Dive International, Inc. (a)	19,651
293	CARBO Ceramics, Inc.	15,104
581	Dril-Quip, Inc. (a)(b)	28,841
678	Gulf Island Fabrication, Inc.	12,706
607	GulfMark Offshore, Inc. (a)	19,873
1,697	Helmerich & Payne, Inc. (b)	67,082
845	Hornbeck Offshore Services, Inc. (a)	23,288
8,616	ION Geophysical Corp. (a)	30,328
480	Lufkin Industries, Inc.	25,526
1,468	Matrix Service Co. (a)	15,957
560	NATCO Group, Inc. (a)	24,797
6,513	Newpark Resources, Inc. (a)	20,907
4,750	Parker Drilling Co. (a)	25,935
876	PHI, Inc. (a)	17,765
3,173	Pioneer Drilling Co. (a)	23,290
1,579	RPC, Inc.	16,548
1,569	Superior Well Services, Inc. (a)	15,188
4,034	Tetra Technologies, Inc. (a)	39,090
1,471	Union Drilling, Inc. (a)	11,238
1,310	Willbros Group, Inc. (a)	19,951

		565,931

	Food & Staples Retailing - 0.29%
190	Arden Group, Inc.	22,705
1,127	PriceSmart, Inc.	21,131

		43,836

	Food Products - 1.09%
370	Cal-Maine Foods, Inc. (b)	9,905
2,278	Darling International, Inc. (a)	16,743
393	Farmer Brothers Co.	8,135
1,422	The Hain Celestial Group, Inc. (a)	27,260
374	J&J Snack Foods Corp.	16,153
538	Ralcorp Holdings, Inc. (a)	31,457
2,298	Tootsie Roll Industries, Inc. (b)	54,646

		164,299

	Health Care Equipment & Supplies - 3.63%
1,224	Align Technology, Inc. (a)(b)	17,405
953	American Medical Systems
	Holdings, Inc. (a)(b)	16,125
628	Analogic Corp.	23,248
1,407	CONMED Corp. (a)	26,972

Number of Shares		Value

	Health Care Equipment & Supplies (Continued)
506	Gen-Probe, Inc. (a)	$20,969
515	Greatbatch, Inc. (a)	11,572
515	Haemonetics Corporation (a)	28,902
1,723	Hologic, Inc. (a)	28,154
605	IDEXX Laboratories, Inc. (a)(b)	30,250
1,108	Immucor, Inc. (a)(b)	19,612
482	Integra LifeSciences Holdings
	Corp. (a)	16,460
119	Intuitive Surgical, Inc. (a)(b)	31,208
645	Masimo Corp. (a)	16,899
789	Matthews International Corp.	27,915
538	Meridian Bioscience, Inc.	13,455
2,048	ResMed, Inc. (a)	92,570
1,225	Sirona Dental Systems, Inc. (a)	36,444
428	Thoratec Corp. (a)	12,955
1,375	TomoTherapy, Inc. (a)	5,954
774	West Pharmaceutical Services,
	Inc. (b)	31,432
942	Wright Medical Group, Inc. (a)	16,824
1,071	Zoll Medical Corp. (a)	23,048

		548,373

	Health Care Providers & Services - 3.70%
430	Amedisys, Inc. (a)(b)	18,761
7,812	AMN Healthcare Services, Inc. (a)	74,292
825	AmSurg Corp. (a)	17,515
1,460	Catalyst Health Solutions Inc. (a)	42,559
621	Chemed Corp.	27,256
481	Corvel Corp. (a)	13,660
1,307	eResearch Technology, Inc. (a)	9,149
1,574	Gentiva Health Services, Inc. (a)	39,366
851	Healthways, Inc. (a)	13,037
1,213	inVentiv Health, Inc. (a)	20,293
164	Landauer, Inc.	9,017
888	Mednax, Inc. (a)	48,769
466	MWI Veterinary Supply, Inc. (a)	18,617
328	National Healthcare Corp.	12,231
2,390	PSS World Medical, Inc. (a)	52,174
978	Psychiatric Solutions, Inc. (a)	26,171
1,488	Sun Healthcare Group, Inc. (a)	12,856
22,730	Sunrise Senior Living, Inc. (a)	68,872
724	VCA Antech, Inc. (a)	19,468
447	WebMD Health Corp. (a)	14,805

		558,868

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Technology - 0.32%
515	Eclipsys Corp. (a)	$9,939
1,665	HLTH Corporation (a)(b)	24,326
1,219	Omnicell, Inc. (a)	13,580

		47,845

	Hotels, Restaurants & Leisure - 3.71%
506	Bally Technologies, Inc. (a)	19,415
748	BJ’s Restaurants, Inc. (a)	11,212
421	Buffalo Wild Wings, Inc. (a)(b)	17,518
2,598	The Cheesecake Factory (a)	48,115
579	Chipotle Mexican Grill, Inc. (a)(b)	56,192
1,169	Choice Hotels International, Inc.	36,309
1,563	Einstein Noah Rest Group, Inc. (a)	18,819
3,117	Gaylord Entertainment Co. (a)	62,652
685	International Speedway Corp.	18,885
4,187	Krispy Kreme Doughnuts, Inc. (a)	14,948
760	Life Time Fitness, Inc. (a)(b)	21,318
1,707	Monarch Casino & Resort, Inc. (a)(b)	18,367
1,334	Orient-Express Hotels Ltd. (b)	15,354
498	Panera Bread Co. (a)(b)	27,390
1,077	Papa John’s International, Inc. (a)	26,462
566	PF Chang’s China Bistro, Inc. (a)(b)	19,227
1,960	Scientific Games Corp. (a)	31,027
1,406	Sonic Corp. (a)	15,550
1,409	Texas Roadhouse, Inc. (a)	14,964
1,438	Vail Resorts, Inc. (a)	48,231
400	WMS Industries, Inc. (a)(b)	17,824

		559,779

	Household Durables - 0.71%
4,590	Blount International, Inc. (a)	43,467
5,353	Interface, Inc.	44,430
944	Universal Electronics, Inc. (a)	19,277

		107,174

	Household Products - 0.23%
1,246	WD-40 Co.	35,386

	Industrial Conglomerates - 0.14%
776	Raven Industries, Inc.	20,742

	Insurance - 1.51%
457	American Physicians Capital, Inc.	13,166
1,135	Amerisafe, Inc. (a)	19,579
1,708	Amtrust Financial Services, Inc.	19,488
1,324	Employers Holdings, Inc.	20,496

Number of Shares		Value

	Insurance (Continued)
372	Enstar Group Limited (a)	$23,164
1,121	Greenlight Capital Re, Ltd. (a)	21,075
656	National Interstate Corp.	11,480
1,548	Navigators Group, Inc. (a)	85,140
601	Tower Group, Inc.	14,658

		228,246

	Internet & Catalog Retail - 0.85%
192	Blue Nile, Inc. (a)(b)	11,927
2,668	Coldwater Creek, Inc. (a)(b)	21,878
1,960	Gaiam, Inc. (a)	13,681
250	GSI Commerce, Inc. (a)	4,828
697	NutriSystem Inc. (b)	10,636
314	Priceline.com, Inc. (a)(b)	52,067
759	Shutterfly, Inc. (a)	12,622

		127,639

	Internet Software & Services - 1.56%
1,170	Akamai Technologies, Inc. (a)	23,026
2,314	Ariba, Inc. (a)	26,842
461	DealerTrack Holdings, Inc. (a)	8,717
2,001	Dice Holdings, Inc. (a)	13,126
1,002	Digital River, Inc. (a)	40,401
122	Equinix, Inc. (a)(b)	11,224
902	j2 Global Communications, Inc. (a)	20,755
7,122	RealNetworks, Inc. (a)	26,494
1,993	S1 Corp. (a)	12,317
808	SAVVIS, Inc. (a)	12,783
147	Sohu.com, Inc. (a)(b)	10,111
1,092	Valueclick, Inc. (a)	14,403
297	Vistaprint N V (a)(b)	15,073

		235,272

	IT Services - 3.12%
2,011	CSG Systems International Inc. (a)	32,196
1,001	Euronet Worldwide, Inc. (a)(b)	24,054
840	ExlService Holdings, Inc. (a)(b)	12,482
407	Forrester Research, Inc. (a)	10,842
1,291	Gartner, Inc. (a)(b)	23,587
2,809	Genpact Limited (a)	34,551
2,779	Global Cash Access Holdings,
	Inc. (a)	20,315
1,174	Global Payments, Inc.	54,826
6,061	Hackett Group, Inc. (a)	17,577
2,650	Heartland Payment Systems, Inc.	38,452

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	IT Services (Continued)
3,159	iGATE Corp.	$27,104
352	ManTech International Corp. (a)	16,600
694	MAXIMUS, Inc.	32,340
1,832	Sapient Corp. (a)	14,729
2,474	SRA International, Inc. (a)	53,414
707	Syntel, Inc.	33,745
887	TNS, Inc. (a)	24,304

		471,118

	Leisure Equipment & Products - 0.08%
2,280	Marine Products Corp. (b)	12,608

	Life Sciences Tools & Services - 0.72%
2,163	Bruker BioSciences Corp. (a)	23,079
521	Dionex Corp. (a)	33,849
899	Kendle International, Inc. (a)	15,031
2,040	Parexel International Corp. (a)	27,724
141	Techne Corp.	8,820

		108,503

	Machinery - 3.84%
2,090	Actuant Corp.	33,565
1,301	Altra Holdings, Inc. (a)	14,558
1,908	American Railcar Industries, Inc.	20,244
441	Ampco-Pittsburgh Corp.	11,726
646	Astec Industries, Inc. (a)	16,454
338	Badger Meter, Inc.	13,077
2,721	Barnes Group, Inc.	46,502
489	Bucyrus International, Inc.	17,418
1,257	Chart Industries, Inc. (a)	27,139
887	CIRCOR International, Inc.	25,067
1,038	Clarcor, Inc.	32,552
2,292	Colfax Corp. (a)	24,364
424	ESCO Technologies, Inc. (a)	16,705
634	The Gorman-Rupp Co.	15,793
1,162	Kaydon Corp.	37,672
123	K-Tron International, Inc. (a)	11,711
410	L.B. Foster Co. (a)	12,538
610	Nordson Corp.	34,215
428	RBC Bearings Inc. (a)	9,985
1,390	Robbins & Myers, Inc.	32,637
711	Sun Hydraulics, Inc.	14,974
2,270	Titan International, Inc.	20,203
1,591	Twin Disc, Inc.	19,840
276	Valmont Industries, Inc.	23,510

Number of Shares		Value

	Machinery (Continued)
1,250	Westinghouse Air Brake
	Technologies Corp.	$46,912

		579,361

	Marine - 0.64%
2,850	Eagle Bulk Shipping, Inc.	14,621
668	Genco Shipping & Trading Ltd. (b)	13,881
1,222	Kirby Corp. (a)	44,994
1,462	TBS International Limited (a)(b)	12,719
2,063	Ultrapetrol Bahamas Ltd. (a)	10,150

		96,365

	Media - 1.66%
1,159	Arbitron, Inc.	24,061
1,375	CKX, Inc. (a)	9,226
2,787	CTC Media, Inc. (a)	43,812
1,363	DreamWorks Animation SKG, Inc. (a)	48,482
666	Fisher Communications, Inc. (a)	12,108
2,505	Global Sources Ltd. (a)	17,209
696	Marvel Entertainment, Inc. (a)	34,535
401	Morningstar, Inc. (a)(b)	19,473
2,998	World Wrestling Entertainment, Inc.	42,002

		250,908

	Metals & Mining - 1.56%
648	AMCOL International Corp.	14,833
483	Compass Minerals International, Inc.	29,762
698	Haynes International, Inc. (a)	22,210
487	Hecla Mining Co. (a)(b)	2,138
305	Northwest Pipe Co. (a)	10,227
843	Olympic Steel, Inc.	24,186
1,215	RTI International Metals, Inc. (a)	30,266
625	Schnitzer Steel Industries, Inc.	33,281
2,957	Stillwater Mining Co. (a)	19,871
3,816	Titanium Metals Corp. (b)	36,595
203	Walter Energy, Inc.	12,192

		235,561

	Oil & Gas - 5.89%
1,976	Alpha Natural Resources, Inc. (a)	69,358
397	Apco Oil & Gas International Inc.	9,099
820	Atlas Energy, Inc. (b)	22,197
2,448	ATP Oil & Gas Corp. (a)	43,795
981	Barrett Bill Corp. (a)	32,167
1,285	Berry Petroleum Co.	34,412
3,442	Brigham Exploration Co. (a)	31,253

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
962	Clayton Williams Energy, Inc. (a)	$28,976
1,075	CNX Gas Corp. (a)	33,003
2,074	Comstock Resources, Inc. (a)	83,126
988	Concho Resources, Inc. (a)	35,884
1,258	Continental Resources, Inc. (a)	49,276
5,994	Crosstex Energy, Inc.	31,648
5,054	EXCO Resources, Inc. (a)	94,459
1,422	Golar LNG Ltd. (b)	15,727
6,503	International Coal Group, Inc. (a)	26,207
1,590	Penn Virginia Corp.	36,427
1,469	Petroleum Development Corp. (a)	27,412
8,300	PetroQuest Energy, Inc. (a)	53,867
2,983	Quicksilver Resources, Inc. (a)(b)	42,329
3,322	Rosetta Resources, Inc. (a)	48,800
808	Teekay Tankers Ltd. (b)	6,747
2,602	Vaalco Energy, Inc.	11,969
1,788	Venoco, Inc. (a)	20,580

		888,718

	Personal Products - 0.63%
4,115	Bare Escentuals, Inc. (a)	48,927
127	Chattem, Inc. (a)(b)	8,434
1,532	Inter Parfums, Inc.	18,706
560	USANA Health Sciences, Inc. (a)	19,102

		95,169

	Pharmaceuticals - 1.28%
2,025	American Oriental Bioengineering,
	Inc. (a)(b)	9,841
3,739	KV Pharmaceutical Co. (a)	11,479
1,475	Medicines Co. (a)	16,240
470	Medicis Pharmaceutical	10,034
1,115	Perrigo Co. (b)	37,899
1,377	Salix Pharmaceuticals, Ltd. (a)(b)	29,275
999	Sepracor, Inc. (a)	22,877
1,960	Valeant Pharmaceuticals
	International (a)	54,998

		192,643

	Professional Services - 0.46%
2,920	CBIZ, Inc. (a)	21,783
432	FTI Consulting, Inc. (a)(b)	18,408
2,164	Navigant Consulting, Inc. (a)	29,214

		69,405

Number of Shares		Value

	Real Estate - 0.25%
840	Forestar Group, Inc. (a)	$14,431
13,750	Grubb & Ellis Co. (a)	23,238

		37,669

	Road & Rail - 0.72%
1,218	Genesee & Wyoming, Inc. (a)	36,930
1,644	Knight Transportation, Inc.	27,586
1,006	Old Dominion Freight Line (a)	30,613
867	Universal Truckload Services, Inc.	14,314

		109,443

	Semiconductor & Semiconductor
	Equipment - 5.04%
1,675	Advanced Energy Industries, Inc. (a)	23,852
611	Atheros Communications, Inc. (a)(b)	16,210
2,013	ATMI, Inc. (a)	36,536
30,290	Axcelis Technologies, Inc. (a)	36,348
1,010	Cabot Microelectronics Corp. (a)	35,209
2,613	Cohu, Inc.	35,432
558	Cree, Inc. (a)(b)	20,506
803	Cymer, Inc. (a)	31,205
692	Diodes, Inc. (a)(b)	12,518
1,376	FEI Co. (a)	33,918
334	Hittite Microwave Corp. (a)	12,285
1,545	IXYS Corp.	13,148
5,795	Kulicke & Soffa Industries, Inc. (a)	34,944
3,755	Micrel, Inc.	30,603
1,164	Microsemi Corp. (a)	18,380
2,028	MKS Instruments, Inc. (a)	39,120
7,402	ON Semiconductor Corp. (a)(b)	61,066
1,120	Pericom Semiconductor Corp. (a)	10,987
2,095	PMC-Sierra, Inc. (a)(b)	20,028
525	Power Integrations, Inc.	17,498
1,158	Semtech Corp. (a)	19,698
4,699	Silicon Image, Inc. (a)	11,419
737	Silicon Laboratories, Inc. (a)	34,167
3,545	Skyworks Solutions, Inc. (a)(b)	46,936
845	Standard Microsystems Corp. (a)	19,612
4,674	TriQuint Semiconductor, Inc. (a)	36,083
1,615	Varian Semiconductor Equipment
	Associates, Inc. (a)	53,037

		760,745

	Software - 6.04%
819	ACI Worldwide, Inc. (a)	12,391
2,702	Actuate Corp. (a)	15,618

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Software (Continued)
350	Advent Software, Inc. (a)(b)	$14,088
1,070	ANSYS, Inc. (a)(b)	40,093
627	AsiaInfo Holdings, Inc. (a)	12,521
777	Blackbaud, Inc.	18,026
85	Blackboard, Inc. (a)	3,211
529	CommVault Systems, Inc. (a)	10,977
323	Concur Technologies, Inc. (a)(b)	12,843
1,771	Epicor Software Corp. (a)	11,281
729	EPIQ Systems, Inc. (a)	10,571
502	Factset Research Systems, Inc. (b)	33,253
691	I2 Technologies, Inc. (a)	11,084
1,943	Informatica Corp. (a)(b)	43,873
2,190	Jack Henry & Associates, Inc.	51,399
963	JDA Software Group, Inc. (a)	21,128
6,281	Lawson Software, Inc. (a)	39,193
1,152	Manhattan Associates, Inc. (a)	23,270
606	Mentor Graphics Corp. (a)	5,642
215	MicroStrategy, Inc. (a)	15,381
2,667	MSC Software Corp. (a)	22,429
930	Net 1 UEPS Technologies, Inc. (a)	19,493
647	Nuance Communications, Inc. (a)(b)	9,679
2,448	Parametric Technology Corp. (a)	33,831
805	Phase Forward, Inc. (a)	11,302
1,312	Progress Software Corp. (a)	29,717
4,905	QAD, Inc.	22,318
213	Quality Systems, Inc. (b)	13,114
2,065	Red Hat, Inc. (a)	57,077
1,354	Renaissance Learning, Inc.	13,459
739	Rovi Corp. (a)	24,830
1,647	salesforce.com, inc. (a)	93,764
507	Solera Holdings, Inc. (a)(b)	15,773
114	SPSS Inc. (a)	5,694
5,662	Take-Two Interactive Software, Inc.	63,471
5,961	Tibco Software, Inc. (a)	56,570
804	Tyler Technologies, Inc. (a)	13,740

		912,104

	Specialty Retail - 3.33%
3,334	bebe stores, inc.	24,538
962	The Buckle, Inc. (b)	32,843
455	Citi Trends, Inc. (a)	12,954
3,425	Guess?, Inc.	126,862
859	Gymboree Corp. (a)(b)	41,558

Number of Shares		Value

	Specialty Retail (Continued)
1,243	Hibbett Sports, Inc. (a)(b)	$22,660
1,270	J.Crew Group, Inc. (a)(b)	45,491
785	Jos. A. Bank Clothiers, Inc. (a)	35,144
482	Lumber Liquidators, Inc. (a)(b)	10,455
997	Maidenform Brands, Inc. (a)	16,012
359	Monro Muffler Brake, Inc.	11,413
5,239	Sally Beauty Holdings, Inc. (a)	37,249
1,468	Ulta Salon, Cosmetics &
	Fragrance, Inc. (a)	24,237
1,275	Weight Watchers International, Inc.	34,986
7,107	The Wet Seal, Inc. (a)	26,864

		503,266

	Textiles, Apparel & Luxury Goods - 1.04%
3,103	Crocs, Inc. (a)	20,635
167	Deckers Outdoor Corp. (a)(b)	14,170
572	Under Armour, Inc. (a)(b)	15,919
449	UniFirst Corp.	19,958
1,263	Volcom, Inc. (a)(b)	20,814
612	Weyco Group, Inc.	14,015
2,082	Wolverine World Wide, Inc.	51,717

		157,228

	Thrifts & Mortgage Finance - 1.21%
842	Capitol Federal Financial	27,718
2,876	Dime Community Bancshares	32,873
1,061	Flushing Financial Corp.	12,095
1,562	Kearny Financial Corp.	16,276
3,077	NewAlliance Bancshares, Inc.	32,924
1,033	Northwest Bancorp, Inc. (b)	23,594
1,661	Oritani Financial Corp. (b)	22,656
1,367	Provident New York Bancorp	13,055
184	United Financial Bancorp, Inc.	2,131

		183,322

	Trading Companies & Distributors - 0.69%
819	Houston Wire & Cable Co.	9,050
1,634	Textainer Group Holdings Ltd.	26,160
1,266	Watsco, Inc.	68,250

		103,460

	Water Utilities - 0.42%
1,070	American States Water Co.	38,713
463	Connecticut Water Service, Inc.	10,367
611	SJW Corp. (b)	13,961

		63,041

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Wireless Telecommunication Services - 0.56%
2,860	Centennial Communications
	Corp. (a)	$22,823
1,089	iPCS, Inc. (a)	18,948
907	NTELOS Holdings Corp.	16,018
432	SBA Communications Corp. (a)(b)	11,677
826	Syniverse Holdings, Inc. (a)	14,455

		83,921

	Total Common Stocks
	(Cost $11,111,187)	14,191,392

	REAL ESTATE INVESTMENT
	TRUSTS - 2.69%
	Real Estate Investment Trusts - 2.69%
37	Alexander’s, Inc.	10,948
2,303	BioMed Realty Trust, Inc.	31,781
469	Corporate Office Properties Trust	17,297
238	Digital Realty Trust, Inc. (b)	10,879
370	EastGroup Properties, Inc.	14,141
606	Equity Lifestyle Properties, Inc.	25,931
1,060	Extra Space Storage, Inc.	11,183
4,237	Inland Real Estate Corp.	37,116
1,580	Kilroy Realty Corp. (b)	43,829
784	LTC Properties, Inc.	18,847
1,945	MFA Mortgage Investments, Inc.	15,482
761	Mid-America Apartment
	Communities, Inc. (b)	34,344
1,513	Omega Healthcare Investors, Inc.	24,238
483	PS Business Parks, Inc.	24,788
661	Saul Centers, Inc.	21,218
650	Tanger Factory Outlet Centers, Inc.	24,271
637	Taubman Centers, Inc.	22,983
361	Universal Health Realty Income
	Trust	11,751
167	Washington Real Estate Investment
	Trust	4,810

	Total Real Estate Investment Trusts
	(Cost $391,966)	405,837

Number of Shares		Value

	SHORT TERM INVESTMENTS - 2.43%
	Short-Term Investments - 2.43%
366,677	Federated Prime Obligations Fund,
	0.220%	$366,677

	Total Short Term Investments
	(Cost $366,677)	366,677

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 15.85%
	Money Market Funds - 15.85%
2,392,489	Mount Vernon Prime Portfolio,
	0.291%	2,392,489

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $2,392,489)	2,392,489

	Total Investments
	(Cost $14,262,319) - 114.98%	17,356,395
	Liabilities in Excess of
	Other Assets - (14.98)%	(2,260,879)

	TOTAL NET
	ASSETS - 100.00%	$15,095,516

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2009

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	7	422,100	Dec-09	$10,674

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS - 90.50%
	Aerospace & Defense - 1.16%
783	AAR Corp. (a)	$17,179
390	Ducommun, Inc.	7,375
1,444	DynCorp International, Inc. (a)	25,992
391	Hawk Corp. (a)	5,365
528	Herley Industries, Inc. (a)	6,890
1,148	Kaman Corp.	25,233
317	Triumph Group, Inc.	15,213

		103,247

	Air Freight & Logistics - 0.94%
3,335	Air Transport Services Group, Inc. (a)	11,539
9,787	Pacer International, Inc.	37,778
3,915	Park-Ohio Holdings Corp. (a)	34,139

		83,456

	Airlines - 0.64%
2,872	AirTran Holdings, Inc. (a)	17,950
2,428	Pinnacle Airlines Corp. (a)	16,268
2,459	Republic Airways Holdings, Inc. (a)	22,942

		57,160

	Auto Components - 0.85%
323	Dorman Products, Inc. (a)	4,851
765	Drew Industries, Inc. (a)	16,593
2,908	Shiloh Industries, Inc. (a)	13,086
908	Standard Motor Products, Inc.	13,802
1,939	Superior Industries International, Inc.	27,534

		75,866

	Automobiles - 0.38%
2,314	Winnebago Industries, Inc. (b)	34,039

	Beverages - 0.19%
1,446	National Beverage Corp. (a)	16,643

	Building Products - 1.74%
626	American Woodmark Corp.	12,107
1,249	Apogee Enterprises, Inc.	18,760
3,236	Griffon Corp. (a)	32,586
386	Insteel Industries, Inc.	4,613
8,424	NCI Building Systems, Inc. (a)(b)	26,957
4,225	PGT, Inc. (a)	12,126
961	Simpson Manufacturing Co., Inc. (b)	24,275
603	Universal Forest Products, Inc.	23,794

		155,218

Number of Shares		Value

	Capital Markets - 1.20%
522	Cowen Group, Inc. (a)	$3,717
2,445	FBR Capital Markets Corp. (a)	14,499
1,513	HFF, Inc. (a)	10,198
3,328	National Financial Partners Corp.	29,020
476	Penson Worldwide, Inc. (a)(b)	4,636
473	Piper Jaffray Cos. (a)	22,572
1,000	Sanders Morris Harris Group, Inc.	5,910
463	SWS Group, Inc.	6,667
1,763	Thomas Weisel Partners Group, Inc. (a)	9,414

		106,633

	Chemicals - 2.57%
1,570	Georgia Gulf Corp. (a)(b)	47,100
247	Hawkins, Inc. (b)	5,770
8,088	Headwaters, Inc. (a)	31,300
2,731	ICO, Inc. (a)	12,754
957	Innospec, Inc.	14,116
1,340	NL Industries	8,978
2,516	Omnova Solutions, Inc. (a)	16,304
1,235	Penford Corp.	8,855
1,173	Quaker Chemical Corp.	25,724
804	Sensient Technologies Corp.	22,327
1,763	Spartech Corp.	18,987
287	Stepan Co.	17,243

		229,458

	Commercial Banks - 11.25%
17,529	AMCORE Financial, Inc. (a)(b)	28,046
242	American National Bankshares, Inc.	5,280
909	Ameris Bancorp	6,499
319	Ames National Corp.	7,691
185	Arrow Financial Corp.	5,049
726	Atlantic Southern Financial Group, Inc. (a)	1,670
937	Banco Latinoamericano de Exportaciones, S.A.	13,324
239	Bancorp Rhode Island, Inc.	5,970
2,118	BancTrust Financial Group, Inc. (b)	7,561
3,137	Banner Corp. (b)	8,564
1,726	Boston Private Financial Holdings, Inc. (b)	11,236
2,806	Cadence Financial Corp.	5,135
916	Capital City Bank Group, Inc. (b)	13,007
3,861	Capitol Bancorp Ltd. (b)	10,077

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
4,932	Cascade Bancorp (b)	$5,968
726	Center Bancorp, Inc.	5,467
5,538	Central Pacific Financial Corp. (b)	13,956
972	Chemical Financial Corp. (b)	21,180
669	Columbia Banking System, Inc.	11,072
905	Community Bank System, Inc. (b)	16,534
522	Community Trust Bancorp, Inc.	13,661
3,428	East West Bancorp, Inc.	28,452
746	Eastern Virginia Bankshares, Inc.	6,162
4,577	F.N.B. Corp.	32,542
195	Farmers Capital Bank Corp.	3,487
568	Financial Institutions, Inc.	5,663
356	First Bancorp	6,426
982	First Citizens Banc Corp.	5,185
3,601	First Commonwealth Financial Corp.	20,454
577	First Community Bancshares, Inc.	7,282
3,073	First Financial Bancorp	37,030
1,700	First M & F Corp.	4,675
2,274	First Merchants Corp.	15,850
6,153	First State Bancorp. (a)(b)	7,322
522	First United Corp.	5,737
22,904	Frontier Financial Corp. (b)	24,965
368	German American Bancorp	5,708
68	Great Southern Bancorp, Inc.	1,612
3,141	Greene County Bancshares, Inc. (b)	15,705
4,676	Guaranty Bancorp (a)	6,920
6,203	Hanmi Financial Corp. (a)(b)	10,173
2,008	Harleysville National Corp.	10,703
469	Hawthorn Bancshares, Inc.	4,685
587	Heartland Financial USA, Inc. (b)	8,658
6,577	Independent Bank Corporation (b)	12,496
8,417	Integra Bank Corp.	9,343
16,607	Irwin Financial Corp. (a)	830
1,123	Lakeland Bancorp, Inc.	8,422
1,530	Macatawa Bank Corp. (a)	3,978
771	MainSource Financial Group, Inc.	5,243
1,564	MB Financial Corp.	32,797
2,440	MBT Financial Corp.	5,124
2,189	Mercantile Bank Corp.	9,216
9,879	Midwest Banc Holdings, Inc. (a)(b)	7,014
1,616	Nara Bancorp, Inc.	11,231
220	National Bankshares, Inc.	5,599
693	NBT Bancorp, Inc.	15,620

Number of Shares		Value

	Commercial Banks (Continued)
2,685	NewBridge Bancorp	$7,357
365	Old Point Financial Corp.	6,081
1,830	Old Second Bancorp, Inc. (b)	10,486
487	Oriental Financial Group	6,185
17,109	Pacific Capital Bancorp (b)	24,637
83	Peoples Bancorp Inc.	1,083
365	Porter Bancorp, Inc.	5,949
2,131	Preferred Bank	6,947
723	Renasant Corp.	10,737
2,043	Royal Bancshares of Pennsylvania (a)	3,167
1,029	Sandy Spring Bancorp, Inc.	16,752
2,033	Santander BanCorp (a)	19,822
3,125	Seacoast Banking Corp of Florida	7,875
1,964	Security National Financial Corp. (a)	7,169
668	Southwest Bancorp, Inc.	9,379
1,665	Sterling Bancorp	12,021
3,151	Sun Bancorp, Inc. (a)	16,637
1,022	Taylor Capital Group, Inc. (a)	6,745
423	TriCo Bancshares	6,937
18,585	UCBH Holdings, Inc. (b)	14,868
2,531	Umpqua Holdings Corp.	26,829
678	Union Bankshares Corp.	8,441
391	Union Bankshares, Inc.	6,655
2,794	United Community Banks, Inc. (a)(b)	13,972
457	Univest Corporation of Pennsylvania	9,903
581	Washington Trust Bancorp, Inc.	10,179
1,860	WesBanco, Inc.	28,756
973	West Bancorporation, Inc.	4,826
3,450	West Coast Bancorp	8,556
2,535	Western Alliance Bancorp (a)(b)	15,996
773	Wilshire Bancorp, Inc.	5,674
1,531	Wintrust Financial Corp.	42,807

		1,002,684

	Commercial Services & Supplies - 4.29%
374	AMREP Corp. (a)	4,937
473	Barrett Business Services, Inc.	5,004
1,111	Bowne & Co, Inc.	8,555
4,897	Casella Waste Systems, Inc. (a)	14,397
2,795	Cenveo, Inc. (a)(b)	19,341
2,365	Comfort Systems USA, Inc.	27,410
1,152	CompX International, Inc.	8,364
1,676	COMSYS IT Partners, Inc. (a)	10,726
856	Consolidated Graphics, Inc. (a)	21,357

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
246	CPI Corp.	$3,068
1,101	Diamond Mgt. & Technology
	Consultants, Inc.	7,542
620	Ennis, Inc.	10,001
1,387	Franklin Covey Co. (a)	8,114
683	G&K Services, Inc.	15,135
8,500	Hudson Highland Group, Inc. (a)	25,840
191	ICF International, Inc. (a)	5,791
1,481	ICT Group, Inc. (a)	15,551
1,437	Kforce, Inc. (a)	17,273
2,150	Knoll, Inc.	22,425
3,871	LECG Corp. (a)	13,587
600	Mac-Gray Corp. (a)	6,468
1,730	Protection One, Inc. (a)(b)	7,629
2,251	RCM Technologies, Inc. (a)	5,042
984	Schawk, Inc.	11,483
550	School Specialty, Inc. (a)(b)	13,046
4,897	Spherion Corp. (a)	30,410
5,298	The Standard Register Co.	31,152
1,411	Waste Services, Inc. (a)	6,519
1,730	WCA Waste Corp. (a)	6,730

		382,897

	Communications Equipment - 1.36%
942	Audiovox Corp. (a)	6,453
395	Bel Fuse, Inc.	7,517
2,023	Belden, Inc.	46,731
516	Black Box Corp.	12,946
921	Cogo Group, Inc. (a)	5,637
810	Harris Stratex Networks, Inc. (a)	5,670
742	Loral Space & Communications
	Ltd. (a)	20,390
641	Netgear, Inc. (a)	11,762
855	Symmetricom, Inc. (a)	4,429

		121,535

	Computers & Peripherals - 1.07%
846	Avid Technology, Inc. (a)	11,920
669	Electronics For Imaging, Inc. (a)	7,540
4,555	Hutchinson Technology, Inc. (a)	32,340
3,748	Imation Corp.	34,744
6,766	Quantum Corp. (a)	8,525

		95,069

Number of Shares		Value

	Construction & Engineering - 0.66%
2,098	Dycom Industries, Inc. (a)	$25,805
836	Insituform Technologies, Inc. (a)	16,001
458	Michael Baker Corp. (a)	16,644

		58,450

	Construction Materials - 0.38%
860	Eagle Materials, Inc. (b)	24,579
5,509	US Concrete, Inc. (a)	9,530

		34,109

	Consumer Finance - 0.66%
2,587	Advance America, Cash Advance
	Centers, Inc.	14,487
66,351	Advanta Corp. (b)	37,156
606	Nelnet, Inc. (a)	7,539

		59,182

	Containers & Packaging - 0.96%
376	AEP Industries, Inc. (a)	15,002
1,276	Bway Holding Company (a)	23,619
1,682	Myers Industries, Inc.	18,115
619	Rock-Tenn Co.	29,161

		85,897

	Distributors - 0.15%
1,883	Prestige Brands Holdings, Inc. (a)	13,256

	Diversified Consumer Services - 0.47%
1,323	Carriage Services, Inc. (a)	5,160
2,013	Chinacast Education Corp. (a)	14,634
1,631	Jackson Hewitt Tax Service, Inc.	8,318
2,692	Stewart Enterprises, Inc.	14,079

		42,191

	Diversified Financial Services - 0.42%
726	Asset Acceptance Capital Corp. (a)	5,264
1,062	Compass Diversified Holdings	11,119
9,635	The First Marblehead Corp. (a)	21,197

		37,580

	Diversified Telecommunication Services - 1.19%
2,834	Alaska Communications Systems
	Group, Inc. (b)	26,215
1,948	Arbinet Corp. (a)	4,578
976	Consolidated Communications
	Holdings, Inc.	15,626
684	D&E Communications, Inc.	7,859
8,502	Fairpoint Communications, Inc. (b)	3,486

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
1,705	General Communication (a)	$11,696
5,154	IDT Corp. (a)(b)	15,411
1,209	Iowa Telecommunications
	Services, Inc. (b)	15,233
501	SureWest Communications (a)	6,222

		106,326

	Electric Utilities - 2.60%
456	Central Vermont Public Service Corp.	8,801
609	CH Energy Group, Inc.	26,985
4,039	El Paso Electric Co. (a)	71,369
1,035	The Empire District Electric Co. (b)	18,723
1,123	MGE Energy, Inc.	40,967
1,907	UIL Holdings Corp.	50,326
657	Unitil Corp.	14,749

		231,920

	Electrical Equipment - 0.34%
2,883	Coleman Cable, Inc. (a)	12,628
467	Encore Wire Corp. (b)	10,433
1,102	LSI Industries, Inc.	7,328

		30,389

	Electronic Equipment & Instruments - 2.55%
1,281	Agilysys, Inc.	8,442
1,272	Coherent, Inc. (a)	29,663
967	CPI International, Inc. (a)	10,821
1,663	CTS Corp.	15,466
5,765	Gerber Scientific, Inc. (a)	34,475
1,026	GTSI Corp. (a)	8,249
1,640	LoJack Corp. (a)	8,348
3,732	Merix Corp. (a)	11,233
2,353	Methode Electronics, Inc.	20,400
2,320	NU Horizons Electronics Corp. (a)	9,187
735	Park Electrochemical Corp.	18,118
5,147	Smart Modular Technologies, Inc. (a)	24,500
443	Spectrum Control, Inc. (a)	3,761
1,004	Tessco Technologies, Inc. (a)	17,469
1,008	Zygo Corp. (a)	6,834

		226,966

	Energy Equipment & Services - 0.25%
1,375	Bronco Drilling Co, Inc. (a)	9,006
1,743	Trico Marine Service, Inc. (a)(b)	13,456

		22,462

Number of Shares		Value

	Food & Staples Retailing - 1.00%
378	Andersons, Inc. (b)	$13,306
1,595	Spartan Stores, Inc.	22,537
1,251	Susser Holdings Corp. (a)	15,725
1,351	United Natural Foods, Inc. (a)	32,316
167	Village Super Market, Inc.	4,921

		88,805

	Food Products - 1.60%
505	B&G Foods, Inc.	4,136
451	Diamond Foods, Inc.	14,306
1,464	Imperial Sugar Co.	18,563
582	Lancaster Colony Corp.	29,839
1,077	Lance, Inc.	27,808
3,574	Reddy Ice Holdings, Inc. (a)	19,443
268	Sanderson Farms, Inc.	10,087
404	TreeHouse Foods, Inc. (a)	14,411
595	Zapata Corp. (a)	4,141

		142,734

	Health Care Equipment & Supplies - 0.94%
3,690	Candela Corp. (a)	12,177
642	The Cooper Companies, Inc.	19,087
3,634	HealthTronics, Inc. (a)	8,940
1,286	Invacare Corp.	28,652
647	National Dentex Corp. (a)	5,512
308	Orthofix International NV (a)	9,052

		83,420

	Health Care Providers & Services - 2.83%
1,601	Alliance Healthcare Services,
	Inc. (a)	9,062
434	America Service Group, Inc. (a)	7,178
3,626	BioScrip, Inc. (a)	24,512
2,778	Cross Country Healthcare, Inc. (a)	25,863
539	The Ensign Group, Inc.	7,562
7,622	Five Star Quality Care, Inc. (a)	27,897
738	Hanger Orthopedic Group, Inc. (a)	10,236
4,735	HealthSpring, Inc. (a)	58,004
1,368	LCA-Vision, Inc. (a)	9,590
1,681	MedCath Corp. (a)	14,742
1,103	Odyssey HealthCare, Inc. (a)	13,787
1,375	PDI, Inc. (a)	6,298
419	RehabCare Group, Inc. (a)	9,088
597	Res-Care, Inc. (a)	8,483
2,374	Rural/Metro Corp. (a)	9,923

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,264	Skilled Healthcare Group, Inc. (a)	$10,150

		252,375

	Hotels, Restaurants & Leisure - 4.32%
3,672	AFC Enterprises (a)	30,918
599	Ameristar Casinos, Inc. (b)	9,452
607	Bluegreen Corp. (a)	1,851
865	Bob Evans Farms, Inc.	25,137
642	California Pizza Kitchen, Inc. (a)(b)	10,028
7,893	Callaway Golf Co.	60,066
544	CEC Entertainment, Inc. (a)	14,068
233	Churchill Downs, Inc.	8,970
2,006	CKE Restaurants, Inc.	21,043
8,302	Denny’s Corp. (a)	22,083
217	DineEquity, Inc. (b)	5,371
134	Frisch’s Restaurants, Inc.	3,468
737	Isle of Capri Casinos, Inc. (a)(b)	8,689
873	Landry’s Restaurants, Inc. (a)	9,167
1,113	Lodgian, Inc. (a)	1,848
2,668	Luby’s, Inc. (a)	11,206
355	Marcus Corp.	4,540
638	McCormick & Schmick’s Seafood
	Restaurants, Inc. (a)	4,747
1,610	Morton’s Restaurant Group, Inc. (a)	6,859
1,319	O’Charleys, Inc.	12,359
1,194	Pinnacle Entertainment, Inc. (a)	12,167
895	RC2 Corp. (a)	12,754
1,387	Red Lion Hotels Corp. (a)	7,975
712	Red Robin Gourmet Burgers, Inc. (a)	14,539
1,920	Ruby Tuesday, Inc. (a)	16,166
1,628	Speedway Motorsports, Inc.	23,427
1,701	The Steak n Shake Co. (a)	20,021
2,463	Town Sports International
	Holdings, Inc. (a)	6,182

		385,101

	Household Durables - 2.85%
723	Avatar Holdings, Inc. (a)	13,737
581	Blyth, Inc.	22,502
44,424	Champion Enterprises, Inc. (a)(b)	20,435
336	CSS Industries, Inc.	6,643
1,995	Dixie Group, Inc. (a)	6,145
364	Helen of Troy Ltd. (a)	7,073
1,730	Kid Brands, Inc. (a)	10,726

Number of Shares		Value

	Household Durables (Continued)
2,727	La-Z-Boy, Inc.	$23,589
2,528	M/I Homes, Inc. (a)(b)	34,355
119	National Presto Industries, Inc.	10,295
3,741	Orleans Homebuilders, Inc. (b)	11,410
2,659	Palm Harbor Homes, Inc. (a)	7,684
8,750	Sealy Corp. (a)(b)	28,000
412	Skyline Corp.	9,295
1,377	Stanley Furniture Co, Inc.	14,279
1,498	Tempur-Pedic International, Inc.	28,372

		254,540

	Household Products - 0.30%
1,820	Central Garden & Pet Co. (a)	19,893
470	Oil-Dri Corporation of America	6,815

		26,708

	Industrial Conglomerates - 0.54%
1,745	Standex International Corp.	34,603
921	Tredegar Corp.	13,355

		47,958

	Insurance - 3.43%
985	Affirmative Insurance Holdings, Inc.	4,846
3,017	American Equity Investment Life
	Holding Co.	21,179
1,987	Baldwin & Lyons, Inc.	46,595
2,632	Crawford & Co. (a)	11,607
1,303	Donegal Group, Inc.	20,118
702	EMC Insurance Group, Inc.	14,833
5,995	First Acceptance Corp. (a)	16,187
568	First Mercury Financial Corp.	7,566
1,128	Flagstone Reinsurance Holdings Ltd.	12,724
271	FPIC Insurance Group, Inc. (a)	9,092
890	Hallmark Financial Services, Inc. (a)	7,165
2,401	Horace Mann Educators Corp.	33,542
222	Independence Holding Co.	1,305
1,613	Meadowbrook Insurance Group, Inc.	11,936
544	NYMAGIC, Inc.	9,390
3,846	PMA Capital Corp. (a)	21,884
2,394	Presidential Life Corp.	24,802
1,146	Seabright Insurance Holdings,
	Inc. (a)	13,087
2,434	United America Indemnity, Ltd. (a)	17,987

		305,845

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 1.12%
4,591	1-800-FLOWERS.COM, Inc. (a)	$15,839
981	Alloy, Inc. (a)	6,641
8,053	Orbitz Worldwide, Inc. (a)	49,768
1,196	PC Mall, Inc. (a)	8,205
6,007	ValueVision Media, Inc. (a)	19,883

		100,336

	Internet Software & Services - 0.29%
4,059	iBasis, Inc. (a)	8,605
1,132	Infospace, Inc. (a)	8,761
1,042	United Online, Inc.	8,378

		25,744

	IT Services - 1.91%
1,898	Acxiom Corp.	17,955
6,684	Analysts International Corp. (a)	4,812
4,266	CIBER, Inc. (a)	17,064
1,670	Computer Task Group, Inc. (a)	13,544
1,862	infoGROUP, Inc. (a)	13,053
2,891	Lionbridge Technologies (a)	7,517
2,638	ModusLink Global Solutions, Inc. (a)	21,341
2,418	Ness Technologies, Inc. (a)	19,078
420	StarTek, Inc. (a)	3,646
1,761	Wright Express Corp. (a)	51,967

		169,977

	Leisure Equipment & Products - 1.00%
1,224	Arctic Cat, Inc.	8,642
2,266	Jakks Pacific, Inc. (a)	32,449
3,273	MarineMax, Inc. (a)	25,562
4,546	Nautilus Group, Inc. (a)	7,728
728	Steinway Musical Instruments (a)	8,641
485	Sturm, Ruger & Company, Inc. (b)	6,276

		89,298

	Machinery - 3.79%
387	Alamo Group, Inc.	6,115
1,362	Albany International Corp.	26,423
916	Columbus McKinnon Corporation (a)	13,877
5,213	Commercial Vehicle Group, Inc. (a)	33,937
1,509	EnPro Industries, Inc. (a)	34,496
2,241	Federal Signal Corp.	16,113
631	Freightcar America, Inc.	15,333
951	The Greenbrier Companies, Inc.	11,136
988	Hardinge, Inc.	6,126

Number of Shares		Value

	Machinery (Continued)
731	Kadant, Inc. (a)	$8,867
1,483	Lydall, Inc. (a)	7,800
804	Miller Industries, Inc. (a)	8,844
1,325	Tecumseh Products Co. (a)	15,012
884	Tennant Co.	25,689
2,114	Thermadyne Holdings Corp. (a)	14,608
6,150	Trimas Corp. (a)	31,365
17,801	Wabash National Corp.	48,419
10,521	Xerium Technologies, Inc. (a)	13,677

		337,837

	Marine - 0.54%
882	American Commercial Lines (a)	25,684
3,527	Horizon Lines, Inc.	22,396

		48,080

	Media - 6.31%
9,504	A. H. Belo Corp.	30,698
900	Beasley Broadcasting Group, Inc.	3,321
1,105	Carmike Cinemas, Inc.	11,172
338	Courier Corp.	5,121
1,718	CTM Media Holdings, Inc. (a)	1,031
13,452	Cumulus Media, Inc. (a)	23,272
30,061	Emmis Communications Corp. (a)	25,251
5,914	Entercom Communications Corp.	30,161
9,455	Entravision Communications
	Corp. (a)	16,357
11,939	Gray Television, Inc.	27,699
30,417	Harris Interactive, Inc. (a)	31,025
2,259	Harte-Hanks, Inc.	31,242
10,701	Journal Communications, Inc.	39,380
2,996	LIN TV Corp. (a)	14,171
3,506	Media General, Inc.	29,976
5,721	Mediacom Communications Corp. (a)	32,953
5,526	Navarre Corp. (a)	12,157
1,118	Playboy Enterprises, Inc. (a)(b)	3,376
5,151	PRIMEDIA Inc.	12,981
34,396	Radio One, Inc. (a)	33,708
1,540	RCN Corp. (a)	14,322
847	Saga Communications, Inc. (a)	11,350
10,912	Salem Communications Corp. (a)	24,661
11,690	Sinclair Broadcast Group, Inc.	41,850
67,158	Spanish Broadcasting System (a)	31,571
1,315	Valassis Communications, Inc. (a)	23,512

		562,318

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Metals & Mining - 1.17%
745	AM Castle & Co. (b)	$7,405
514	Brush Engineered Materials, Inc. (a)	12,573
937	Coeur D’Alene Mines Corp. (a)(b)	19,209
2,089	Gibraltar Industries, Inc.	27,721
753	Horsehead Holding Corp. (a)	8,825
280	Kaiser Aluminum Corp.	10,181
4,021	NN, Inc.	18,657

		104,571

	Multiline Retail - 1.16%
668	99 Cents Only Stores (a)	8,985
2,916	The Bon-Ton Stores, Inc. (b)	21,228
1,717	Conn’s, Inc. (a)(b)	19,385
2,961	Fred’s, Inc.	37,694
3,870	Tuesday Morning Corp. (a)	16,099

		103,391

	Oil & Gas - 1.32%
1,968	Adams Resources & Energy, Inc.	39,459
3,401	Callon Petroleum Co. (a)	6,224
190	Chesapeake Utilities Corp.	5,888
7,157	Edge Petroleum Corp. (a)	4,007
24,028	Energy XXI (Bermuda) Ltd.	37,243
1,000	Harvest Natural Resources, Inc. (a)	5,130
876	Knightsbridge Tankers Ltd.	11,423
20,111	Meridian Resource Corp. (a)	8,246

		117,620

	Paper & Forest Products - 1.33%
2,110	Buckeye Technologies, Inc. (a)	22,640
8,182	Mercer International, Inc. (a)(b)	27,737
930	Neenah Paper, Inc.	10,946
499	Schweitzer-Mauduit International,
	Inc.	27,126
3,038	Wausau Paper Corp.	30,380

		118,829

	Personal Products - 0.46%
1,914	Elizabeth Arden, Inc. (a)	22,528
2,389	Mannatech, Inc.	9,150
1,736	Schiff Nutrition International, Inc.	9,044

		40,722

	Pharmaceuticals - 0.18%
738	Par Pharmaceutical Cos., Inc. (a)	15,874

Number of Shares		Value

	Real Estate - 0.29%
1,571	Hilltop Holdings, Inc. (a)	$19,261
278	United Capital Corp. (a)	6,427

		25,688

	Road & Rail - 0.67%
523	Celadon Group, Inc. (a)	5,915
921	Covenant Transport, Inc. (a)	4,522
1,073	Marten Transport Ltd. (a)	18,305
468	PAM Transportation Services (a)	3,880
2,834	Quality Distribution, Inc. (a)	9,551
788	Saia, Inc. (a)	12,671
413	USA Truck, Inc. (a)	5,245

		60,089

	Semiconductor & Semiconductor
	Equipment - 1.89%
3,717	Brooks Automation, Inc. (a)	28,732
1,158	CSR Plc (a)	8,569
6,546	Entegris, Inc. (a)	32,403
5,025	Mattson Technology, Inc. (a)	14,171
1,647	Omnivision Technologies, Inc. (a)	26,813
2,094	Photronics, Inc. (a)(b)	9,926
2,004	RF Micro Devices, Inc. (a)(b)	10,882
6,270	Silicon Storage Technology, Inc. (a)	15,173
1,529	Ultra Clean Holdings, Inc. (a)	7,890
1,499	White Electronic Designs Corp. (a)	6,925
623	Zoran Corp. (a)	7,177

		168,661

	Software - 0.37%
1,000	American Software, Inc.	6,530
1,228	Fair Isaac Corp.	26,390

		32,920

	Specialty Retail - 4.94%
5,753	AC Moore Arts & Crafts, Inc. (a)	20,711
1,218	Big 5 Sporting Goods Corp.	18,392
670	Books-A-Million, Inc.	8,067
2,450	Build-A-Bear Workshop, Inc. (a)	11,932
1,415	Cache, Inc. (a)	7,018
3,919	Casual Male Retail Group, Inc. (a)	13,481
624	Charlotte Russe Holding, Inc. (a)	10,920
1,885	Christopher & Banks Corp.	12,761
7,794	Cost Plus, Inc. (a)	15,822
995	Destination Maternity Corp. (a)	18,039
1,123	Genesco, Inc. (a)	27,031

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
3,988	Hastings Entertainment, Inc. (a)	$16,989
1,118	Haverty Furniture Cos., Inc. (a)	13,204
882	hhgregg, Inc. (a)(b)	14,941
4,832	Hot Topic, Inc. (a)	36,192
2,087	Lithia Motors, Inc.	32,536
5,827	New York & Co, Inc. (a)	29,834
1,257	Perfumania Holdings, Inc. (a)	3,897
6,192	Pier 1 Imports, Inc. (a)(b)	23,963
819	Rex Stores Corp. (a)	8,927
3,557	Select Comfort Corp. (a)	16,896
1,172	Shoe Carnival, Inc. (a)	18,072
2,806	Sport Chalet, Inc. (a)	5,023
1,442	Stage Stores, Inc.	18,688
1,201	Syms Corp. (a)	9,716
3,806	Trans World Entertainment (a)	3,463
3,029	West Marine, Inc. (a)(b)	23,808

		440,323

	Textiles, Apparel & Luxury Goods - 1.54%
449	G-III Apparel Group, Ltd. (a)	6,353
2,774	Heelys, Inc.	5,881
2,201	Kenneth Cole Productions, Inc.	22,076
1,573	K-Swiss, Inc.	13,827
1,250	Movado Group, Inc.	18,163
541	Oxford Industries, Inc.	10,658
2,283	Perry Ellis International, Inc. (a)	36,619
291	Steven Madden Ltd. (a)	10,712
4,022	Unifi, Inc. (a)	12,870

		137,159

	Thrifts & Mortgage Finance - 2.55%
8,993	Anchor BanCorp Wisconsin, Inc.	11,691
1,725	Bank Mutual Corp.	15,249
2,303	BankAtlantic Bancorp, Inc. (b)	6,679
237	Berkshire Hills Bancorp, Inc.	5,200
1,677	Brookline Bancorp, Inc.	16,301
4,477	City Bank (b)	11,595
4,266	Doral Financial Corp. (a)(b)	15,784
2,992	First Busey Corp. (b)	14,062
486	First Defiance Financial Corp.	7,246
744	First Financial Holdings, Inc. (b)	11,882
601	First Financial Northwest, Inc.	3,498

Number of Shares		Value

	Thrifts & Mortgage Finance (Continued)
4,047	First Place Financial Corp.	$11,939
230	NASB Financial, Inc.	6,049
695	OceanFirst Financial Corp.	8,062
645	Ocwen Financial Corp. (a)	7,301
8,685	Sterling Financial Corp. (b)	17,370
3,095	TierOne Corp. (a)	10,306
5,178	TrustCo Bank Corp. (b)	32,363
5,845	United Community Financial
	Corp. (a)	10,170
175	WSFS Financial Corp.	4,662

		227,409

	Tobacco - 0.17%
3,448	Alliance One International, Inc. (a)	15,447

	Trading Companies & Distributors - 1.23%
1,884	Aceto Corp.	12,434
1,057	Beacon Roofing Supply, Inc. (a)	16,891
3,224	H&E Equipment Services, Inc. (a)	36,528
437	Interline Brands, Inc. (a)	7,364
591	Lawson Products	10,289
1,840	TAL International Group, Inc.	26,165

		109,671

	Water Utilities - 0.19%
631	Middlesex Water Co.	9,515
1,453	Southwest Water Co.	7,149

		16,664

	Total Common Stocks
	(Cost $6,434,175)	8,068,747

	MANAGEMENT INVESTMENT
	COMPANIES - 0.40%
	Capital Markets - 0.40%
1,071	Ares Capital Corp.	11,803
2,490	Blackrock Kelso Capital Corp.	18,476
75	Capital Southwest Corp.	5,756

		36,035

	Total Management Investment
	Companies (Cost $36,710)	36,035

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2009

Number of Shares		Value

	REAL ESTATE INVESTMENT
	COMPANIES - 3.74%
	Real Estate Investment Trusts - 3.74%
439	Agree Realty Corp.	$10,066
23,381	Anthracite Capital, Inc. (b)	24,550
1,155	Anworth Mortgage Asset Corp.	9,101
2,505	Arbor Realty Trust, Inc. (b)	7,114
3,340	Ashford Hospitality Trust, Inc.	11,556
1,454	BRT Realty Trust	8,288
4,188	Capital Trust, Inc. (b)	12,732
2,277	Diamondrock Hospitality Co. (a)	18,444
3,809	FelCor Lodging Trust, Inc.	17,255
625	First Potomac Realty Trust	7,225
433	Getty Realty Corp. (b)	10,626
3,879	Glimcher Realty Trust	14,236
3,386	Gramercy Capital Corp. (a)	8,228
568	Investors Real Estate Trust	5,135
1,329	LaSalle Hotel Properties (b)	26,128
6,928	Maguire Properties, Inc. (a)	14,549
1,079	Mission West Properties	7,262
480	Parkway Properties, Inc.	9,456
1,192	PMC Commercial Trust	8,713
570	Ramco-Gershenson Properties
	Trust (b)	5,084
1,010	Sovran Self Storage, Inc.	30,734
11,466	Strategic Hotels & Resorts, Inc.	29,697
583	Sun Communities, Inc. (b)	12,546
2,267	Sunstone Hotel Investors, Inc.	16,096
96	Urstadt Biddle Properties, Inc.	1,401
1,162	U-Store-It Trust	7,262

	Total Real Estate Investment Trusts
	(Cost $261,569)	333,484

Number of Shares		Value

	SHORT TERM INVESTMENTS - 4.62%
	Short-Term Investments - 4.62%
411,826	Federated Prime Obligations Fund,
	0.220%	$411,826
	Total Short Term Investments
	(Cost $411,826)	411,826

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 13.48%
	Money Market Funds - 13.48%
1,202,038	Mount Vernon Prime Portfolio,
	0.291%	1,202,038

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,202,038)	1,202,038

	Total Investments
	(Cost $8,346,318) - 112.74%	10,052,130
	Liabilities in Excess of Other
	Assets - (12.74)%	(1,136,334)

	TOTAL NET ASSETS - 100.00%	$8,915,796

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2009

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation

Russell 2000 Index Mini Futures	7	424,760	Dec-09	$(2,727)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2009 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

ASSETS:
Investments, at value (cost $252,704,425, $239,859,840, $63,596,521 and $66,974,753, respectively)[1]	$277,814,800	$262,050,134	$69,556,621	$69,229,776
Cash	—	—	267	—
Income receivable	221,869	472,741	20,244	43,054
Receivable for dividend reclaims	3,018	—	—	—
Receivable for investment securities sold	1,020,151	—	2,806,531	1,425,177
Receivable for fund shares sold	92,551	95,120	21,514	26,755
Receivable from securities lending agent (See Note 6)	—	—	1,671,443	2,095,746
Other assets	31,398	26,158	50,251	30,327

Total Assets	279,183,787	262,644,153	74,126,871	72,850,835

LIABILITIES:
Payable for collateral on securities loaned	36,191,267	33,454,375	17,428,451	14,341,266
Payable to securities lending agent (See Note 6)	3,377,130	3,218,364	—	—
Payable for investment securities purchased	1,728,226	342,979	3,046,959	400,904
Payable for fund shares redeemed	308,110	304,072	70,381	80,584
Payable to Investment Advisor	172,163	179,594	41,545	46,890
Payable to Custodian	12,547	10,999	9,193	6,250
Cash overdraft	—	—	—	1,227,120
Other accrued expenses	232,033	237,869	72,728	75,947

Total Liabilities	42,021,476	37,748,252	20,669,257	16,178,961

NET ASSETS	$237,162,311	$224,895,901	$53,457,614	$56,671,874

NET ASSETS CONSIST OF:
Capital stock	337,595,535	420,539,992	78,151,382	92,896,563
Unrealized appreciation on investments	25,110,375	22,190,294	5,960,100	2,255,023
Accumulated undistributed net investment income (loss)	394,097	2,795,896	(134,745)	282,021
Accumulated undistributed net realized (loss)	(125,937,696)	(220,630,281)	(30,519,123)	(38,761,733)

Total Net Assets	$237,162,311	$224,895,901	$53,457,614	$56,671,874

Shares outstanding (unlimited shares of no par value authorized)	31,515,229	33,384,898	8,050,935	6,866,694
Net asset value, offering and redemption price per share	$7.53	$6.74	$6.64	$8.25

[1]Includes loaned securities with a market value of:	$35,009,661	$32,044,196	$16,647,495	$13,586,833

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2009 (Unaudited)

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

ASSETS:
Investments, at value (cost $236,574,310, $35,805,550, $175,320,284 and $646,031,890, respectively)[1]	$275,021,521	$48,099,280	$184,548,086	$606,721,418
Repurchase Agreements (cost $0, $0, $0 and $20,900,000, respectively)	—	—	—	20,900,000
Appreciation of forward foreign currency contracts	—	—	—	33,115
Variation margin on futures contracts	—	—	—	31,395
Foreign currencies (cost $504,627, $0, $0 and $350,504, respectively)	584,755	—	—	359,959
Cash	—	—	1,951,100	14,687,564
Income receivable	839,384	125,389	2,427,907	4,838,568
Receivable for dividend reclaims	792,330	—	—	—
Receivable for investment securities and foreign currencies sold	2,054,832	389,549	1,149,115	43,182,271
Receivable for fund shares sold	463,270	52,733	1,105,864	810,472
Deposits with brokers for options	—	—	—	23,267
Receivable from securities lending agent (See Note 6)	—	1,783,467	—	3,204,298
Other assets	26,953	30,466	29,211	75,514

Total Assets	279,783,045	50,480,884	191,211,283	694,867,841

LIABILITIES:
Options written at value (Premium received $0, $0, $0 and $167,337, respectively)	—	—	—	175,625
Forward sale commitments (cost $0, $0, $0 and $2,038,906, respectively)	—	—	—	2,066,563
Depreciation of forward foreign currency contracts	—	—	—	86,087
Foreign currencies deliverable	446,599	—	—	—
Payable for collateral on securities loaned	—	12,510,687	—	57,470,127
Payable to securities lending agent (See Note 6)	2,159,460	—	—	—
Payable for investment securities purchased	567,296	103,583	1,633,388	85,052,785
Payable for fund shares redeemed	—	45,824	207,577	842,436
Payable to Investment Advisor	224,394	30,095	123,746	340,725
Payable to Custodian	109,892	8,035	9,177	34,073
Cash overdraft	593,294	—	—	—
Other accrued expenses	287,695	70,748	227,882	628,924

Total Liabilities	4,388,630	12,768,972	2,201,770	146,697,345

NET ASSETS	$275,394,415	$37,711,912	$189,009,513	$548,170,496

NET ASSETS CONSIST OF:
Capital stock	466,194,909	40,204,446	188,036,068	590,927,452
Unrealized appreciation (depreciation) on:
Investments	38,447,211	12,293,730	9,227,802	(39,310,472)
Written options	—	—	—	(8,288)
Foreign currencies	80,128	—	—	9,455
Futures contracts	—	—	—	636,463
Forward currency exchange contracts	—	—	—	(52,971)
Forward sale commitments	—	—	—	(27,657)
Accumulated undistributed net investment income	10,731,351	664,236	106,452	446,623
Accumulated undistributed net realized (loss)	(240,059,184)	(15,450,500)	(8,360,809)	(4,450,109)

Total Net Assets	$275,394,415	$37,711,912	$189,009,513	$548,170,496

Shares outstanding (unlimited shares of no par value authorized)	33,382,111	4,371,853	16,979,067	61,936,157
Net asset value, offering and redemption price per share	$8.25	$8.63	$11.13	$8.85

[1]Includes loaned securities with a market value of:	$—	$11,982,881	$—	$56,200,090

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2009 (Unaudited)

	Enhanced Fundamental IndexTM Large Company Growth Fund	Enhanced Fundamental IndexTM Large Company Value Fund	Enhanced Fundamental IndexTM Small Company Growth Fund	Enhanced Fundamental IndexTM Small Company Value Fund

ASSETS:
Investments, at value (cost $64,008,482, $52,610,204, $14,262,319 and $8,346,318, respectively)	$67,200,699	$59,708,504	$17,356,395	$10,052,130
Cash	—	2,319	—	—
Income receivable	63,856	62,580	10,814	9,472
Receivable for investment securities sold	71	—	—	11
Receivable for fund shares sold	220,498	200,830	60,114	37,816
Receivable from Investment Advisor	24,336	—	45,307	46,658
Other Receivables	—	—	3,130	—
Deposits with brokers for futures contracts	—	—	—	—
Receivable from securities lending agent (See Note 6)	—	—	—	—
Other assets	320,866	329,170	103,395	52,483

Total Assets	67,830,326	60,303,403	17,579,155	10,198,570

LIABILITIES:
Variation margin on futures contracts	6,977	5,293	3,622	2,660
Payable for collateral on securities loaned	9,109,187	10,151,202	2,392,489	1,202,038
Payable to securities lending agent (See Note 6)	—	—	—	—
Payable for fund shares redeemed	5,912	6,170	1,530	1,633
Payable to Investment Advisor	—	21,448	—	—
Payable to Custodian	5,661	4,325	1,312	675
Other Payables	47,958	—	47,958	47,958
Other accrued expenses	103,331	88,254	36,728	27,810

Total Liabilities	9,279,026	10,276,692	2,483,639	1,282,774

NET ASSETS	$58,551,300	$50,026,711	$15,095,516	$8,915,796

NET ASSETS CONSIST OF:
Capital stock	76,841,820	72,389,650	15,895,184	10,374,013
Unrealized appreciation (depreciation) on investments Investments	3,192,217	7,098,300	3,094,076	1,705,812
Futures contracts	35,551	34,998	10,674	(2,727)
Accumulated undistributed net investment income (loss)	473,594	519,276	(21,412)	3,827
Accumulated undistributed net realized (loss)	(21,991,882)	(30,015,513)	(3,883,006)	(3,165,129)

Total Net Assets	$58,551,300	$50,026,711	$15,095,516	$8,915,796

Shares outstanding (unlimited shares of no par value authorized)	6,955,198	7,266,719	1,667,435	1,226,910
Net asset value, offering and redemption price per share	$8.42	$6.88	$9.05	$7.27

[1]Includes loaned securities with a market value of:	$8,761,249	$9,264,802	$2,289,651	$972,192

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2009

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $10,595, $1,109, $0 and $0, respectively)	$1,782,158	$2,948,948	$141,077	$541,079
Interest income	189,613	312,070	57,135	33,376

Total investment income	1,971,771	3,261,018	198,212	574,455

EXPENSES:
Investment advisory fees	1,056,158	984,053	244,300	269,123
Distribution (12b-1) fees	281,201	264,566	64,489	68,430
Shareholder servicing fees	67,488	63,496	15,477	16,423
Legal fees	59,220	54,759	12,110	13,449
Administration fees	39,661	36,848	9,148	9,338
Reports to shareholders	36,643	22,077	8,071	7,051
Custody fees	27,627	15,461	22,372	12,234
Directors’ fees and expenses	25,995	23,893	5,395	5,690
Fund accounting fees	19,983	17,867	7,385	7,270
Audit and tax fees	18,077	17,863	14,490	15,339
Federal and state registration fees	13,172	15,102	10,235	10,496
Transfer agent fees and expenses	9,273	9,143	6,702	6,900
Insurance fees	8,685	7,686	1,254	1,765
Compliance fees	3,843	3,294	915	915

Total expenses	1,667,026	1,536,108	422,343	444,423

Less securities lending credit (See Note 6)	(84,167)	(51,568)	(42,991)	(27,156)

Net expenses	1,582,859	1,484,540	379,352	417,267

Net investment income (loss)	388,912	1,776,478	(181,140)	157,188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(6,978,813)	(11,416,310)	5,348,268	(5,185,587)
Net change in unrealized appreciation on investments	69,359,628	77,055,410	10,160,857	24,485,900

Net realized and unrealized gain	62,380,815	65,639,100	15,509,125	19,300,313

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,769,727	$67,415,578	$15,327,985	$19,457,501

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2009

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $691,566, $0, $0 and $0, respectively)	$6,189,639	$919,348	$—	$23,515
Interest income (net of withholding tax of $0, $0, $0 and $2,723, respectively)	69,771	1,369	4,145,351	14,297,913

Total investment income	6,259,410	920,717	4,145,351	14,321,428

EXPENSES:
Investment advisory fees	1,225,814	163,528	772,070	2,016,354
Distribution (12b-1) fees	322,583	43,034	241,272	672,135
Shareholder servicing fees	77,420	10,328	57,905	161,313
Legal fees	66,018	3,771	36,773	99,797
Administration fees	43,268	6,794	36,064	95,473
Reports to shareholders	26,507	4,384	18,511	55,871
Custody fees	151,296	14,409	16,109	67,959
Directors’ fees and expenses	28,662	2,283	17,829	52,517
Fund accounting fees	46,120	4,314	22,794	148,175
Audit and tax fees	17,318	13,942	14,597	20,830
Federal and state registration fees	13,701	11,173	17,237	18,629
Transfer agent fees and expenses	9,344	6,541	9,346	14,735
Insurance fees	8,669	1,526	6,045	16,340
Compliance fees	4,026	915	4,264	8,418

Total expenses	2,040,746	286,942	1,270,816	3,448,546

Less reimbursement by Advisor (See Note 3)	—	(378)	(25,853)	—
Less securities lending credit (See Note 6)	—	(30,083)	—	(105,283)

Net expenses	2,040,746	256,481	1,244,963	3,343,263

Net investment income	4,218,664	664,236	2,900,388	10,978,165

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,093,245)	(4,235,468)	(484,954)	(3,063,889)
Written options	—	—	—	—
Foreign currencies	(674,004)	—	—	(174,863)
Futures contracts	—	—	—	(55,835)
Forward currency contracts	—	—	—	(71,700)

Total	(1,767,249)	(4,235,468)	(484,954)	(3,366,287)

Net change in unrealized appreciation (depreciation) on:
Investments	86,147,083	23,802,025	15,745,647	63,332,059
Written options	—	—	—	(101,504)
Foreign currencies	117,388	—	—	191,907
Futures contracts	—	—	—	(589,433)
Forward currency contracts	—	—	—	8,005
Forward sale commitments	—	—	—	124,292

Total	86,264,471	23,802,025	15,745,647	62,965,326

Net realized and unrealized gain	84,497,222	19,566,557	15,260,693	59,599,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,715,886	$20,230,793	$18,161,081	$70,577,204

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2009

	Enhanced Fundamental IndexTM Large Company Growth Fund	Enhanced Fundamental IndexTM Large Company Value Fund	Enhanced Fundamental IndexTM Small Company Growth Fund	Enhanced Fundamental IndexTM Small Company Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $45, $0 and $6, respectively)	$621,450	$519,059	$59,081	$50,297
Interest income	6,041	1,198	1,101	580

Total investment income	627,491	520,257	60,182	50,877

EXPENSES:
Investment advisory fees	202,728	171,470	50,396	29,280
Distribution (12b-1) fees	67,576	57,156	16,798	9,760
Shareholder servicing fees	16,218	13,718	4,032	2,343
Legal fees	10,691	9,153	2,912	1,707
Administration fees	40,039	33,098	9,699	5,438
Reports to shareholders	5,173	4,807	1,761	1,115
Custody fees	7,088	5,336	1,294	857
Directors’ fees and expenses	5,229	4,419	1,219	706
Fund accounting fees	32,003	26,404	7,629	4,240
Audit and tax fees	13,176	13,045	13,045	13,045
Federal and state registration fees	11,259	11,350	10,089	10,005
Transfer agent fees and expenses	6,884	6,709	6,217	6,217
Insurance fees	1,792	1,435	366	183
Compliance fees	1,206	732	183	183

Total expenses	421,062	358,832	125,640	85,079

Less expense reimbursement by Advisor (See Note 3)	(79,705)	69,618	(37,193)	(24,760)
Less securities lending credit (See Note 6)	(11,586)	(149,526)	(6,470)	(12,690)

Net expenses	329,771	278,924	81,977	47,629

Net investment income (loss)	297,720	241,333	(21,795)	3,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,635,692)	(6,168,719)	(700,048)	(549,794)
Futures contracts	934,104	619,282	223,420	110,402

Total	(3,701,588)	(5,549,437)	(476,628)	(439,392)

Net change in unrealized appreciation (depreciation) on:
Investments	18,097,112	25,087,241	6,184,042	4,613,809
Futures contracts	(98,877)	(65,404)	(38,335)	(12,440)

Total	17,998,235	25,021,837	6,145,707	4,601,369

Net realized and unrealized gain	14,296,647	19,472,400	5,669,079	4,161,977

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,594,367	$19,713,733	$5,647,284	$4,165,225

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$388,912	$(101,958)	$1,776,478	$6,847,863
Net realized (loss) on investment transactions	(6,978,813	(101,077,784)	(11,416,310)	(196,277,402)
Change in unrealized appreciation (depreciation) on investments	69,359,628	(80,048,610)	77,055,410	(42,850,671)

Net increase (decrease) in net assets resulting from operations	62,769,727	(181,228,352)	67,415,578	(232,280,210)

CAPITAL SHARE TRANSACTIONS:
Shares sold	19,914,191	115,002,964	23,987,366	132,367,268
Shares issued to holders in reinvestment of dividends	—	21,374	—	4,035,189
Shares redeemed	(49,000,826)	(379,582,696)	(46,688,407)	(290,318,553)

Net (decrease)	(29,086,635)	(264,558,358)	(22,701,041)	(153,916,096)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(8,006,947)
From net realized gains	—	(41,523)	—	(3,972)

Total dividends and distributions	—	(41,523)	—	(8,010,919)

INCREASE (DECREASE) IN NET ASSETS	33,683,092	(445,828,233)	44,714,537	(394,207,225)
NET ASSETS:
Beginning of year	$203,479,219	$649,307,452	$180,181,364	$574,388,589

End of year (including undistributed net investment income (loss) of ($394,097, $5,185, $2,795,896 and $1,019,418, respectively)	$237,162,311	$203,479,219	$224,895,901	$180,181,364

CHANGES IN SHARES OUTSTANDING
Shares sold	3,001,045	15,129,303	4,109,444	17,638,533
Shares issued to holders in reinvestment of dividends	—	3,783	—	732,339
Shares redeemed	(7,364,889)	(52,990,271)	(7,839,825)	(39,585,341)

Net (decrease)	(4,363,844)	(37,857,185)	(3,730,381)	(21,214,469)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$(181,140)	$(602,469)	$157,188	$692,982
Net realized gain (loss) on investment transactions	5,348,268	(25,626,820)	(5,185,587)	(17,333,806)
Change in unrealized appreciation (depreciation) on investments	10,160,857	(8,542,911)	24,485,900	(16,861,051)

Net increase (decrease) in net assets resulting from operations	15,327,985	(34,772,200)	19,457,501	(33,501,875)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,213,301	35,335,158	6,376,434	40,458,584
Shares issued to holders in reinvestment of dividends	—	68,972	—	340,873
Shares redeemed	(12,681,228)	(80,436,506)	(14,341,715)	(61,005,517)

Net (decrease)	(8,467,927)	(45,032,376)	(7,965,281)	(20,206,060)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(629,649)
From net realized gains	—	(132,673)	—	—
Return of Capital	—	—	—	(31,146)

Total dividends and distributions	—	(132,673)	—	(660,795)

INCREASE (DECREASE) IN NET ASSETS	6,860,058	(79,937,249)	11,492,220	(54,368,730)
NET ASSETS:
Beginning of year	$46,597,556	$126,534,805	$45,179,654	$99,548,384

End of year (including undistributed net investment income (loss) of (($134,745), $46,395, $282,021 and $124,833, respectively)	$53,457,614	$46,597,556	$56,671,874	$45,179,654

CHANGES IN SHARES OUTSTANDING
Shares sold	726,055	5,246,578	924,709	5,003,895
Shares issued to holders in reinvestment of dividends	—	13,658	—	53,681
Shares redeemed	(2,184,254)	(11,469,038)	(1,991,967)	(7,900,445)

Net (decrease)	(1,458,199)	(6,208,802)	(1,067,258)	(2,842,869)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$4,218,664	$8,932,734	$664,236	$1,351,488
Net realized (loss) on investment transactions	(1,767,249)	(234,065,611)	(4,235,468)	(7,077,632)
Change in unrealized appreciation (depreciation) on investments	86,264,471	(78,554,201)	23,802,025	(29,505,120)

Net increase (decrease) in net assets resulting from operations	88,715,886	(303,687,078)	20,230,793	(35,231,274)

CAPITAL SHARE TRANSACTIONS:
Shares sold	25,943,773	194,365,038	3,216,139	76,749,848
Shares issued to holders in reinvestment of dividends	—	3,227,760	—	285,858
Shares redeemed	(62,604,445)	(345,996,813)	(31,916,698)	(77,204,383)

Net (decrease)	(36,660,672)	(148,404,015)	(28,700,559)	(168,677)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,826,522)	—	(543,149)
From net realized gains	—	(3,365,214)	—	—
Return of Capital	—	—	—	—

Total dividends and distributions	—	(6,191,736)	—	(543,149)

INCREASE (DECREASE) IN NET ASSETS	52,055,214	(458,282,829)	(8,469,766)	(35,943,100)
NET ASSETS:
Beginning of year	$223,339,201	$681,622,030	$46,181,678	$82,124,778

End of year (including undistributed net investment income of $10,731,351, $6,512,687, $664,236 and $0, respectively)	$275,394,415	$223,339,201	$37,711,912	$46,181,678

CHANGES IN SHARES OUTSTANDING
Shares sold	3,657,522	22,784,286	483,717	10,505,784
Shares issued to holders in reinvestment of dividends	—	489,054	—	39,703
Shares redeemed	(8,757,247)	(41,762,653)	(5,073,672)	(7,519,879)

Net increase (decrease)	(5,099,725)	(18,489,313)	(4,589,955)	3,025,608

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$2,900,388	$7,027,668	$10,978,165	$28,686,142
Net realized gain (loss) on investment transactions	(484,954)	(4,975,869)	(3,366,287)	2,761,832
Change in unrealized appreciation (depreciation) on investments	15,745,647	(2,952,074)	62,965,326	(84,215,994)

Net increase (decrease) in net assets resulting from operations	18,161,081	(900,275)	70,577,204	(52,768,020)

CAPITAL SHARE TRANSACTIONS:
Shares sold	35,755,407	151,089,362	103,826,604	367,493,809
Shares issued to holders in reinvestment of dividends	2,892,716	3,578,566	11,478,960	20,027,049
Shares redeemed	(58,486,885)	(210,502,796)	(130,684,626)	(594,635,630)

Net (decrease)	(19,838,762)	(55,834,868)	(15,379,062)	(207,114,772)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,892,716)	(7,125,080)	(11,479,075)	(28,304,294)
From net realized gains	—	—	—	(11,447,403)

Total dividends and distributions	(2,892,716)	(7,125,080)	(11,479,075)	(39,751,697)

INCREASE (DECREASE) IN NET ASSETS	(4,570,397)	(63,860,223)	43,719,067	(299,634,489)
NET ASSETS:
Beginning of year	$193,579,910	$257,440,133	$504,451,429	$804,085,918

End of year (including undistributed net investment income of $106,452, $98,780, $446,623 and $947,533, respectively)	$189,009,513	$193,579,910	$548,170,496	$504,451,429

CHANGES IN SHARES OUTSTANDING
Shares sold	3,386,372	14,687,220	12,429,575	43,769,031
Shares issued to holders in reinvestment of dividends	269,524	349,712	1,342,483	2,431,720
Shares redeemed	(5,519,503)	(20,388,213)	(15,497,398)	(69,936,071)

Net (decrease)	(1,863,607)	(5,351,281)	(1,725,340)	(23,735,320)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental IndexTM Large Company Growth Fund		Enhanced Fundamental IndexTM Large Company Value Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$297,720	$686,466	$241,333	$1,290,388
Net realized (loss) on investment transactions	(3,701,588)	(17,524,240)	(5,549,437)	(23,944,567)
Change in unrealized appreciation (depreciation) on investments	17,998,235	(11,795,162)	25,021,837	(12,030,246)

Net increase (decrease) in net assets resulting from operations	14,594,367	(28,632,936)	19,713,733	(34,684,425)

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,525,242	69,899,546	8,184,011	67,799,021
Shares issued to holders in reinvestment of dividends	—	354,616	—	694,237
Shares redeemed	(13,398,486)	(62,727,279)	(14,819,347)	(50,345,840)

Net increase (decrease)	(1,873,244)	7,526,883	(6,635,336)	18,147,418

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(610,709)	—	(1,211,759)
From net realized gains	—	—	—	—

Total dividends and distributions	—	(610,709)	—	(1,211,759)

INCREASE (DECREASE) IN NET ASSETS	12,721,123	(21,716,762)	13,078,397	(17,748,766)
NET ASSETS:
Beginning of year	$45,830,177	$67,546,939	$36,948,314	$54,697,080

End of year (including undistributed net investment income of $473,594, $175,874, $519,276 and $277,943, respectively)	$58,551,300	$45,830,177	$50,026,711	$36,948,314

CHANGES IN SHARES OUTSTANDING
Shares sold	1,542,917	8,530,402	1,409,031	10,406,162
Shares issued to holders in reinvestment of dividends	—	52,849	—	139,686
Shares redeemed	(1,771,843)	(8,410,471)	(2,564,955)	(8,564,241)

Net increase (decrease)	(228,926)	172,780	(1,155,924)	1,981,607

(1)	Commencement of operations.

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental IndexTM Small Company Growth Fund		Enhanced Fundamental IndexTM Small Company Value Fund

	Period Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$(21,795)	$(19,208)	$3,248	$68,294
Net realized (loss) on investment transactions	(476,628)	(3,308,536)	(439,392)	(2,593,564)
Change in unrealized appreciation (depreciation) on investments	6,145,707	(2,340,903)	4,601,369	(2,497,329)

Net increase (decrease) in net assets resulting from operations	5,647,284	(5,668,647)	4,165,225	(5,022,599)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,515,959	15,292,704	1,005,642	11,270,413
Shares issued to holders in reinvestment of dividends	—	—	—	56,966
Shares redeemed	(3,668,426)	(11,634,256)	(2,099,029)	(6,403,312)

Net increase (decrease)	(1,152,467)	3,658,448	(1,093,387)	4,924,067

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(86,041)
From net realized gains	—	—	—	—
Return of capital	—	—	—	(16,930)

Total dividends and distributions	—	—	—	(102,971)

INCREASE (DECREASE) IN NET ASSETS	4,494,817	(2,010,199)	3,071,838	(201,503)
NET ASSETS:
Beginning of year	$10,600,699	$12,610,898	$5,843,958	$6,045,461

End of year (including undistributed net investment income (loss) of $(21,412), $383, $3,827 and $579, respectively)	$15,095,516	$10,600,699	$8,915,796	$5,843,958

CHANGES IN SHARES OUTSTANDING
Shares sold	329,140	2,072,271	174,753	1,875,381
Shares issued to holders in reinvestment of dividends	—	—	—	12,043
Shares redeemed	(482,046)	(1,637,721)	(362,402)	(1,198,319)

Net increase (decrease)	(152,906)	434,550	(187,649)	689,105

(1)	Commencement of operations.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$5.67		$8.81	$9.62	$9.95	$9.20		$9.16

Income from investment operations:
Net investment income (loss)	0.01		0.00	(0.01)	(0.02)	(0.03)		(0.03)
Net realized and unrealized gains (losses) on investments	1.85		(3.14)	(0.30)	(0.06)	0.78		0.07

Total from investment operations	1.86		(3.14)	(0.31)	(0.08)	0.75		0.04

Less distributions:
Dividends from net investment income	—		—	—	—	—		—
Dividends from net realized gains	—		— *	(0.50)	(0.25)	—		—

Total distributions	—		—	(0.50)	(0.25)	—		—

Net asset value, end of period	$7.53		$5.67	$8.81	$9.62	$9.95		$9.20

Total return	32.63	%(1)	–35.63%	–3.88%	–0.80%	8.15	%(1)	0.44%
Supplemental data and ratios:
Net assets, end of period	$237,162,311		$203,479,219	$649,307,452	$753,638,303	$653,921,538		$570,471,545

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.48	%(2)	1.40%	1.33%	1.33%	1.35	%(2)	1.39%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.41	%(2)	1.27%	1.28%	1.31%	1.32	%(2)	1.37%

Ratio of net investment income (loss) to average net assets
Before Expense Reimbursement, including (Recapture)	0.27	%(2)	–0.15%	–0.15%	–0.27%	–0.38	%(2)	–0.41%
After Expense Reimbursement (Recapture)	0.34	%(2)	–0.02%	–0.10%	–0.25%	–0.35	%(2)	–0.39%

Portfolio turnover rate	42.92%		98.67%	62.86%	142.66%	72.34%		21.63%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$4.85		$9.85	$12.34	$11.77	$11.24		$10.96

Income from investment operations:
Net investment income	0.06		0.19	0.15	0.14	0.07		0.07
Net realized and unrealized gains (losses) on investments	1.83		(4.99)	(1.55)	1.67	0.79		0.56

Total from investment operations	1.89		(4.80)	(1.40)	1.81	0.86		0.63

Less distributions:
Dividends from net investment income	—		(0.20)	(0.14)	(0.14)	(0.07)		(0.05)
Dividends from net realized gains	—		— *	(0.95)	(1.10)	(0.26)		(0.30)

Total distributions	—		(0.20)	(1.09)	(1.24)	(0.33)		(0.35)

Net asset value, end of period	$6.74		$4.85	$9.85	$12.34	$11.77		$11.24

Total return	38.48	%(1)	–48.85%	–12.23%	15.32%	7.85	%(1)	5.69%

Supplemental data and ratios:
Net assets, end of period	$224,895,901		$180,181,364	$574,388,589	$682,408,978	$660,129,983		$570,849,575

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.45	%(2)	1.38%	1.33%	1.32%	1.36	%(2)	1.38%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.40	%(2)	1.22%	1.28%	1.28%	1.30	%(2)	1.33%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including (Recapture)	1.63	%(2)	1.60%	1.16%	1.00%	0.86	%(2)	0.67%
After Expense Reimbursement (Recapture)	1.68	%(2)	1.76%	1.21%	1.04%	0.92	%(2)	0.72%

Portfolio turnover rate	15.97%		58.45%	40.54%	30.25%	64.61%		20.06%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$4.90		$8.05	$10.65	$10.60	$9.56		$9.49

Income from investment operations:
Net investment loss	(0.02)		(0.06)	(0.09)	(0.07)	(0.06)		(0.06)
Net realized and unrealized gains (losses) on investments	1.76		(3.08)	(0.69)	0.56	1.95		0.13

Total from investment operations	1.74		(3.14)	(0.78)	0.49	1.89		0.07

Less distributions:
Dividends from net investment income	—		—	—	—	—		—
Dividends from net realized gains	—		(0.01)	(1.82)	(0.44)	(0.85)		—

Total distributions	—		(0.01)	(1.82)	(0.44)	(0.85)		—

Net asset value, end of period	$6.64		$4.90	$8.05	$10.65	$10.60		$9.56

Total return	35.51	%(1)	–38.98%	–10.31%	4.84%	20.82	%(1)	0.74%

Supplemental data and ratios:
Net assets, end of period	$53,457,614		$46,597,556	$126,534,805	$171,403,932	$215,514,988		$148,571,261

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.64	%(2)	1.54%	1.44%	1.43%	1.43	%(2)	1.54%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.47	%(2)	1.26%	1.29%	1.37%	1.38	%(2)	1.50%

Ratio of net investment (loss) to average net assets
Before Expense Reimbursement, including (Recapture)	–0.87	%(2)	–1.01%	–0.99%	–0.75%	–0.92	%(2)	–0.85%
After Expense Reimbursement (Recapture)	–0.70	%(2)	–0.73%	–0.84%	–0.69%	–0.87	%(2)	–0.81%

Portfolio turnover rate	120.11%		219.24%	209.64%	213.08%	180.64%		99.09%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$5.69		$9.24	$11.95	$14.41	$13.89		$12.93

Income from investment operations:
Net investment income (loss)	0.03		0.08	0.08	0.31	(0.04)		(0.04)
Net realized and unrealized gains (losses) on investments	2.53		(3.56)	(2.36)	0.81	1.52		1.40

Total from investment operations	2.56		(3.48)	(2.28)	1.12	1.48		1.36

Less distributions:
Dividends from net investment income	—		(0.07)	(0.08)	(0.31)	—		—
Dividends from net realized gains	—		—	(0.35)	(3.27)	(0.96)		(0.40)
Return of capital	—		—	— *	—	—		—

Total distributions	—		(0.07)	(0.43)	(3.58)	(0.96)		(0.40)

Net asset value, end of period	$8.25		$5.69	$9.24	$11.95	$14.41		$13.89

Total return	44.74	%(1)	–37.59%	–19.47%	7.63%	11.18	%(1)	10.56%

Supplemental data and ratios:
Net assets, end of period	$56,671,874		$45,179,654	$99,548,384	$110,079,540	$185,589,680		$131,103,625

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.62	%(2)	1.59%	1.48%	1.47%	1.55	%(2)	1.61%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.52	%(2)	1.28%	1.40%	1.41%	1.53	%(2)	1.59%

Ratio of net investment gain (loss) to average net assets
Before Expense Reimbursement, including (Recapture)	0.47	%(2)	0.58%	0.61%	1.68%	–0.45	%(2)	–0.32%
After Expense Reimbursement (Recapture)	0.57	%(2)	0.89%	0.69%	1.75%	–0.43	%(2)	–0.30%

Portfolio turnover rate	31.32%		65.97%	127.62%	174.94%	72.42%		92.42%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$5.80		$11.96	$14.73	$14.06	$11.79		$10.43

Income from investment operations:
Net investment income (loss)	0.15		0.25	0.13	0.16	(0.01)		0.10
Net realized and unrealized gains (losses) on investments	2.30		(6.26)	(0.44)	2.24	3.40		1.40

Total from investment operations	2.45		(6.01)	(0.31)	2.40	3.39		1.50

Less distributions:
Dividends from net investment income	—		(0.07)	(0.14)	(0.18)	(0.15)		(0.06)
Dividends from net realized gains	—		(0.08)	(2.32)	(1.55)	(0.97)		(0.08)

Total distributions	0.00		(0.15)	(2.46)	(1.73)	(1.12)		(0.14)

Net asset value, end of period	$8.25		$5.80	$11.96	$14.73	$14.06		$11.79

Total return	42.24	%(1)	–50.42%	–3.85%	17.65%	29.75	%(1)	14.37%

Supplemental data and ratios:
Net assets, end of period	$275,394,415		$223,339,201	$681,622,030	$779,422,324	$612,288,218		$412,985,571

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.58	%(2)	1.53%	1.43%	1.39%	1.38	%(2)	1.38%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.58	%(2)	1.52%	1.42%	1.37%	1.34	%(2)	1.33%

Ratio of net investment income (loss) to average net assets
Before Expense Reimbursement, including (Recapture)	3.27	%(2)	1.94%	0.87%	0.95%	–0.16	%(2)	1.01%
After Expense Reimbursement (Recapture)	3.27	%(2)	1.95%	0.88%	0.97%	–0.12	% (2)	1.06%

Portfolio turnover rate	32.18%		144.98%	119.13%	89.16%	66.98%		80.32%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$5.15		$13.83	$20.91	$18.46	$17.31		$13.66

Income from investment operations:
Net investment income	0.15		0.15	0.43	0.16	0.33		0.44
Net realized and unrealized gains (losses) on investments	3.33		(8.77)	(4.58)	3.84	3.27		4.04

Total from investment operations	3.48		(8.62)	(4.15)	4.00	3.60		4.48

Less distributions:
Dividends from net investment income	—		(0.06)	(0.21)	(0.25)	(0.32)		(0.43)
Dividends from net realized gains	—		—	(2.68)	(1.30)	(2.13)		(0.40)
Return of capital	—		—	(0.04)	—	—		—

Total distributions	0.00		(0.06)	(2.93)	(1.55)	(2.45)		(0.83)

Net asset value, end of period	$8.63		$5.15	$13.83	$20.91	$18.46		$17.31

Total return	67.38	%(1)	–62.46%	–19.74%	21.96%	22.94	%(1)	33.22%

Supplemental data and ratios:
Net assets, end of period	$37,711,912		$46,181,678	$82,124,778	$117,462,121	$89,616,046		$75,043,878

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.67	%(2)	1.69%	1.52%	1.49%	1.51	%(2)	1.51%
After Expense Reimbursement/ (Recapture) and Securities Lending Credit	1.49	%(2)	1.49%	1.46%	1.46%	1.49	%(2)	1.49%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including (Recapture)	3.68	%(2)	2.52%	0.99%	0.67%	2.46	%(2)	2.83%
After Expense Reimbursement/ (Recapture)	3.86	%(2)	2.72%	1.05%	0.70%	2.48	%(2)	2.85%

Portfolio turnover rate	22.07%		126.60%	81.59%	43.86%	41.09%		77.64%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.27		$10.64	$10.92	$10.77	$11.01		$10.75

Income from investment operations:
Net investment income	0.16		0.34	0.31	0.27	0.17		0.20
Net realized and unrealized gains (losses) on investments	0.86		(0.37)	(0.28)	0.15	(0.24)		0.26

Total from investment operations	1.02		(0.03)	0.03	0.42	(0.07)		0.46

Less distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.31)	(0.27)	(0.17)		(0.20)
Dividends from net realized gains	—		—	—	—	—		—

Total distributions	(0.16)		(0.34)	(0.31)	(0.27)	(0.17)		(0.20)

Net asset value, end of period	$11.13		$10.27	$10.64	$10.92	$10.77		$11.01

Total return	10.04	%(1)	–0.25%	0.28%	3.92%	–0.64	%(1)	4.29%

Supplemental data and ratios:
Net assets, end of period	$189,009,513		$193,579,910	$257,440,133	$247,841,846	$213,170,198		$157,544,853

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.32	%(2)	1.30%	1.23%	1.28%	1.29	%(2)	1.33%
After Expense Reimbursement (Recapture)	1.29	%(2)	1.29%	1.23%	1.28%	1.29	%(2)	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including (Recapture)	2.98	%(2)	3.09%	2.93%	2.53%	2.15	%(2)	1.90%
After Expense Reimbursement (Recapture)	3.01	%(2)	3.10%	2.93%	2.53%	2.15	%(2)	1.94%

Portfolio turnover rate	30.46%		44.37%	66.26%	50.36%	14.61%		30.05%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006		Year Ended June 30, 2005

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.92		$9.20	$9.27	$9.11	$10.73		$10.38

Income from investment operations:
Net investment income	0.17		0.41	0.41	0.38	0.34		0.25
Net realized and unrealized gains (losses) on investments	0.94		(1.11)	(0.06)	0.15	(0.39)		0.41

Total from investment operations	1.11		(0.70)	0.35	0.53	(0.05)		0.66

Less distributions:
Dividends from net investment income	(0.18)		(0.40)	(0.41)	(0.37)	(0.26)		(0.27)
Dividends from net realized gains	0.00		(0.18)	(0.01)	—	(0.08)		(0.04)
Return of Capital	—		—	—	—	(1.23)		—

Total distributions	(0.18)		(0.58)	(0.42)	(0.37)	(1.57)		(0.31)

Net asset value, end of period	$8.85		$7.92	$9.20	$9.27	$9.11		$10.73

Total return	14.14	%(1)	–7.57%	3.87%	5.96%	–0.48	%(1)	6.47%

Supplemental data and ratios:
Net assets, end of period	$548,170,496		$504,451,429	$804,085,918	$716,017,829	$612,841,433		$508,047,802

Ratio of expenses to average net assets
Before Expense Reimbursement, including (Recapture)	1.28	%(2)	1.26%	1.18%	1.16%	1.19	%(2)	1.24%
After Expense Reimbursement (Recapture) and Securities Lending Credit	1.24	%(2)	1.18%	1.13%	1.14%	1.16	%(2)	1.20%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including (Recapture)	4.04	%(2)	4.54%	4.37%	4.14%	3.43	%(2)	2.51%
After Expense Reimbursement (Recapture)	4.08	%(2)	4.62%	4.42%	4.16%	3.47	%(2)	2.55%

Portfolio turnover rate	132.61%		261.77%	307.52%	280.55%	261.52%		471.24%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM Large Company Growth Fund					Enhanced Fundamental IndexTM Large Company Value Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008		Period Ended September 30, 2009		Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)					(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.38		$9.63	$10.00		$4.39		$8.49	$10.00

Income from investment operations:
Net investment income	0.04		0.09	0.04		0.04		0.14	0.07
Net realized and unrealized gains (losses) on investments	2.00		(3.26)	(0.38)		2.45		(4.10)	(1.53)

Total from investment operations	2.04		(3.17)	(0.34)		2.49		(3.96)	(1.46)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.02)		—		(0.14)	(0.04)
Dividends from net realized gains	—		—	(0.01)		—		—	(0.01)

Total distributions	—		(0.08)	(0.03)		—		(0.14)	(0.05)

Net asset value, end of period	$8.42		$6.38	$9.63		$6.88		$4.39	$8.49

Total return	31.97	%(2)	–32.99%	–3.40	%(2)	56.72	%(2)	–46.83%	–14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$58,551,300		$45,830,177	$67,546,939		$50,026,711		$36,948,314	$54,697,080

Ratio of expenses to average net assets
Before Expense Reimbursement	1.56	%(3)	1.50%	1.82	%(3)	1.57	%(3)	1.51%	1.92	%(3)
After Expense Reimbursement and before securities lending credit	1.26	%(3)	1.26%	1.22	%(3)	1.87	%(3)	1.40%	1.22	%(3)
After Expense Reimbursement and securities lending credit	1.22	%(3)	1.22%	1.22	%(3)	1.22	%(3)	1.22%	1.22	%(3)

Ratio of net investment income to average net assets
Before Expense Reimbursement	0.76	%(3)	0.73%	0.28	%(3)	0.71	%(3)	2.03%	1.21	%(3)
After Expense Reimbursement	1.10	%(3)	1.01%	0.88	%(3)	1.06	%(3)	2.32%	1.91	%(3)

Portfolio turnover rate	30.28%		98.22%	22.70%		24.02%		104.24%	7.67%

(1)	Commencement of Operations.
(2)	Not Annualized.
(3)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM Small Company Growth Fund					Enhanced Fundamental IndexTM Small Company Value Fund

	Period Ended September 30, 2009		Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008		Period Ended September 30, 2009		Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)					(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$5.82		$9.10	$10.00		$4.13		$8.33	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)		0.00		0.05	0.05
Net realized and unrealized gains (losses) on investments	3.24		(3.27)	(0.87)		3.14		(4.17)	(1.67)

Total from investment operations	3.23		(3.28)	(0.88)		3.14		(4.12)	(1.62)

Less distributions:
Dividends from net investment income	—		—	—		—		(0.07)	(0.03)
Dividends from net realized gains	—		—	(0.02)		—		—	(0.02)
Return of Capital	—		—	—	*	—		(0.01)	—

Total distributions	—		—	(0.02)		—		(0.08)	(0.05)

Net asset value, end of period	$9.05		$5.82	$9.10		$7.27		$4.13	$8.33

Total return	55.50	%(2)	–36.04%	–8.80	%(2)	76.03	%(2)	–49.62%	–16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	$15,095,516		$10,600,699	$12,610,898		$8,915,796		$5,843,958	$6,045,461

Ratio of expenses to average net assets
Before Expense Reimbursement	1.87	%(3)	1.85%	3.55	%(3)	2.18	%(3)	2.15%	6.30	%(3)
After Expense Reimbursement and before securities lending credit	1.32	%(3)	1.36%	1.22	%(3)	1.55	%(3)	1.42%	1.22	%(3)
After Expense Reimbursement and securities lending credit	1.22	%(3)	1.22%	1.22	%(3)	1.22	%(3)	1.22%	1.22	%(3)

Ratio of net investment income (loss) to average net assets
Before Expense Reimbursement	–0.97	%(3)	–0.79%	–2.62	%(3)	–0.88	% (3)	0.06%	–3.72	%(3)
After Expense Reimbursement	–0.32	%(3)	–0.16%	–0.29	%(3)	0.08	%(3)	0.99%	1.36	%(3)

Portfolio turnover rate	17.51%		122.95%	11.86%		28.66%		112.49%	16.18%

(1)	Commencement of Operations.
(2)	Not Annualized.
(3)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (unaudited)

1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following funds are diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund. The AssetMark Real Estate Securities Fund is non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index™ Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

AssetMark Large Cap Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$28,909,684	$—	$—	$28,909,684
Consumer Staples	28,818,947	—	—	28,818,947
Energy	14,570,267	—	—	14,570,267
Financials	18,504,394	—	—	18,504,394
Health Care	37,571,811	—	—	37,571,811
Industrials	25,831,479	—	—	25,831,479
Information Technology	77,082,935	—	—	77,082,935
Materials	9,009,567	—	—	9,009,567
Telecommunication Services	839,748	—	—	839,748
Utilities	2,168,469	—	—	2,168,469

Total Equity	243,307,301	—	—	243,307,301
Short Term Investments	1,755,355	—	—	1,755,355

Investments Purchased as Securities Lending Collateral	25,426,259	—	7,325,885	32,752,144

Total Investments in Securities	$270,488,915	$—	$7,325,885	$277,814,800

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$8,138,893
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	884,740
Net (sales)	(1,697,748)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$7,325,885

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2009.	$884,740

AssetMark Large Cap Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$15,941,406	$—	$—	$15,941,406
Consumer Staples	25,861,891	—	—	25,861,891
Energy	46,982,855	—	—	46,982,855
Financials	47,632,695	—	—	47,632,695
Health Care	30,207,245	—	—	30,207,245
Industrials	20,971,153	—	—	20,971,153
Information Technology	20,428,914	—	—	20,428,914
Materials	4,124,704	—	—	4,124,704
Telecommunication Services	7,975,620	—	—	7,975,620
Utilities	5,886,436	—	—	5,886,436

Total Equity	226,012,919	—	—	226,012,919
Short Term Investments	5,646,132	—	—	5,646,132

Investments Purchased as Securities Lending Collateral	23,503,449	—	6,887,634	30,391,083

Total Investments in Securities	$255,162,500	$—	$6,887,634	$262,050,134

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$7,716,178
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	819,823
Net (sales)	(1,648,367)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$6,887,634

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2009.	$819,823

AssetMark Small/Mid Cap Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$9,539,791	$—	$—	$9,539,791
Consumer Staples	2,015,925	—	—	2,015,925
Energy	2,645,581	—	—	2,645,581
Financials	4,321,563	—	—	4,321,563
Health Care	7,303,163	—	—	7,303,163
Industrials	10,007,820	—	—	10,007,820
Information Technology	15,346,752	—	—	15,346,752
Materials	3,076,607	—	—	3,076,607
Telecommunication Services	362,864	—	—	362,864
Utilities	96,186	—	—	96,186

Total Equity	54,716,252	—	—	54,716,252
Short Term Investments	758,155	—	—	758,155

Investments Purchased as Securities Lending Collateral	12,244,399	—	1,837,815	14,082,214

Total Investments in Securities	$67,718,806	$—	$1,837,815	$69,556,621

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$2,059,566
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	218,627
Net (sales)	(440,378)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$1,837,815

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2009.	$218,627

AssetMark Small/Mid Cap Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$6,212,284	$—	$—	$6,212,284
Consumer Staples	1,791,899	—	—	1,791,899
Energy	4,988,851	—	—	4,988,851
Financials	18,695,754	—	—	18,695,754
Health Care	2,368,310	—	—	2,368,310
Industrials	6,838,858	—	—	6,838,858
Information Technology	6,757,804	—	—	6,757,804
Materials	5,475,335	—	—	5,475,335
Telecommunication Services	1,097,707	—	—	1,097,707
Utilities	3,565,298	—	—	3,565,298

Total Equity	57,792,100	—	—	57,792,100
Short Term Investments	189,401	—	—	189,401

Investments Purchased as Securities Lending Collateral	10,075,490	—	1,172,785	11,248,275

Total Investments in Securities	$68,056,991	$—	$1,172,785	$69,229,776

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$1,350,476
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	132,754
Net (sales)	(310,445)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$1,172,785

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2009	$132,754

AssetMark International Equity Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$7,357,545	$15,959,236	$—	$23,316,781
Consumer Staples	—	24,239,246	—	24,239,246
Energy	2,109,736	24,441,436	—	26,551,172
Financials	—	66,911,645	—	66,911,645
Health Care	2,027,456	25,901,970	—	27,929,426
Industrials	—	22,368,764	—	22,368,764
Information Technology	3,999,077	18,987,905	—	22,986,982
Materials	—	12,102,518	—	12,102,518
Telecommunication Services	1,892,100	28,501,429	—	30,393,529
Utilities	—	16,651,277	—	16,651,277

Total Equity	17,385,914	256,065,426	—	273,451,340
Short Term Investments	414,561	—	—	414,561

Investments Purchased as Securities Lending Collateral	—	—	1,155,620	1,155,620

Total Investments in Securities	$17,800,475	$256,065,426	$1,155,620	$275,021,521

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$1,319,989
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	132,814
Net (sales)	(297,183)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$1,155,620

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2009.	$132,814

AssetMark Real Estate Securities Fund

Equity	Level 1	Level 2	Level 3	Total

Financials	$37,630,792	$—	$—	$37,630,792

Total Equity	37,630,792	—	—	37,630,792
Short Term Investments	663,666	—	—	663,666

Investments Purchased as Securities
Lending Collateral	8,789,412	—	1,015,410	9,804,822

Total Investments in Securities	$47,083,870	$—	$1,015,410	$48,099,280

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$1,139,419
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	120,515
Net (sales)	(244,524)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$1,015,410

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2009.	$120,515

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

AssetMark Tax-Exempt Fixed Income Fund

Fixed Income	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$184,197,491	$—	$184,197,491

Total Fixed Income	—	184,197,491	—	184,197,491
Short Term Investments	350,595	—	—	350,595

Total Investments in Securities	$350,595	$184,197,491	$—	$184,548,086

AssetMark Core Plus Fixed Income Fund

Equity

Convertible Preferred Stock	6,592	—	38,686	45,278
Preferred Stock	529,445	632,614	—	1,162,059

Total Equity	536,037	632,614	38,686	1,207,337

Fixed Income	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$17,583,507	$—	$17,583,507
Collateralized Mortgage Obligations	—	7,899,246	1,401,496	9,300,742
Corporate Bonds	—	159,173,035	880,764	160,053,799
Foreign Government Note/Bond	—	9,522,261	—	9,522,261
Mortgage Backed Securities - Non U.S. Government Agency	—	72,688,238	1,901,965	74,590,203
Mortgage Backed Securities - U.S. Government Agency	—	215,642,335	—	215,642,335
Municipal Bonds	—	3,146,755	—	3,146,755
Supernational Obligation	—	10,202,886	—	10,202,886
U.S. Government Agency Issues	—	10,006,430	—	10,006,430
U.S. Treasury Obligations	—	38,437,532	—	38,437,532

Total Fixed Income	—	544,302,225	4,184,225	548,486,450
Short Term Investments	1,687,067	28,898,232	—	30,585,299
Investments Purchased as Securities Lending Collateral	40,375,771	—	6,966,561	47,342,332

Total Investments in Securities	$42,598,875	$573,833,071	$11,189,472	$627,621,418

Forward Sale Commitments	$—	$2,066,563	$—	$2,066,563
Other Financial Instruments*	$812,088	$(52,971)	$—	$759,115

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, futures, creidt default swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument. Forward sale commitments, securities sold short and written options are reflected at market value.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of April 1, 2009	$17,566,887
Accrued discounts, net	31,300
Realized (loss)	(741,566)
Change in unrealized appreciation	6,720,292
Net (sales)	(5,093,448)
Transfers in and/or (out) of Level 3	(7,293,993)

Balance as of September 30, 2009	$11,189,472

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2009.	$1,370,586

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$5,663,718	$—	$—	$5,663,718
Consumer Staples	6,787,901	—	—	6,787,901
Energy	8,206,052	—	—	8,206,052
Financials	4,881,603	—	—	4,881,603
Health Care	5,957,368	—	—	5,957,368
Industrials	9,126,658	—	—	9,126,658
Information Technology	9,756,352	—	—	9,756,352
Materials	2,517,050	—	—	2,517,050
Telecommunicatoin Services	1,490,670	—	—	1,490,670
Utilities	1,842,920	—	—	1,842,920

Total Equity	56,230,292	—	—	56,230,292
Short Term Investments	1,861,220	—	—	1,861,220

Investments Purchased as Securities
Lending Collateral	9,109,187	—	—	9,109,187

Total Investments in Securities	$67,200,699	$—	$—	$67,200,699

Other Financial Instruments*	$35,551	$—	$—	$35,551

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$8,367,636	$—	$—	$8,367,636
Consumer Staples	3,606,482	—	—	3,606,482
Energy	3,731,539	—	—	3,731,539
Financials	13,272,398	—	—	13,272,398
Health Care	4,524,236	—	—	4,524,236
Industrials	4,022,299	—	—	4,022,299
Information Technology	2,258,464	—	—	2,258,464
Materials	2,209,480	—	—	2,209,480
Telecommunicatoin Services	1,936,190	—	—	1,936,190
Utilities	3,825,480	—	—	3,825,480

Total Equity	47,754,204	—	—	47,754,204
Short Term Investments	1,803,098	—	—	1,803,098

Investments Purchased as Securities Lending Collateral	10,151,202	—	—	10,151,202

Total Investments in Securities	$59,708,504	$—	$—	$59,708,504

Other Financial Instruments*	$34,998	$—	$—	$34,998

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$1,927,126	$—	$—	$1,927,126
Consumer Staples	383,136	—	—	383,136
Energy	1,385,291	—	—	1,385,291
Financials	1,890,734	—	—	1,890,734
Health Care	1,591,045	—	—	1,591,045
Industrials	2,936,040	—	—	2,936,040
Information Technology	3,579,701	—	—	3,579,701
Materials	557,528	—	—	557,528
Telecommunicatoin Services	218,315	—	—	218,315
Utilities	128,313	—	—	128,313

Total Equity	14,597,229	—	—	14,597,229
Short Term Investments	366,677	—	—	366,677

Investments Purchased as Securities Lending Collateral	2,392,489	—	—	2,392,489

Total Investments in Securities	$17,356,395	$—	$—	$17,356,395

Other Financial Instruments*	$10,674	$—	$—	$10,674

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$2,237,243	$—	$—	$2,237,243
Consumer Staples	317,755	—	—	317,755
Energy	134,194	—	—	134,194
Financials	2,129,276	—	—	2,129,276
Health Care	370,908	—	—	370,908
Industrials	1,474,355	—	—	1,474,355
Information Technology	840,872	—	—	840,872
Materials	572,864	—	—	572,864
Telecommunicatoin Services	106,326	—	—	106,326
Utilities	254,473	—	—	254,473

Total Equity	8,438,266	—	—	8,438,266
Short Term Investments	411,826	—	—	411,826

Investments Purchased as Securities Lending Collateral	1,202,038	—	—	1,202,038

Total Investments in Securities	$10,052,130	$—	$—	$10,052,130

Other Financial Instruments*	$(2,727)	$—	$—	$(2,727)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

AssetMark Core Plus Fixed Income Fund

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve,

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009

	Balance Sheet Location	Value	Balance Sheet Location	Value

Forward currency contracts	Unrealized appreciation on		Unrealized depreciation on
	forward currency contracts	$33,115	forward currency contracts	$86,086
Futures contracts*	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	1,080,424	futures contracts	443,961
Written option contracts	Options written at value,		Options written at value,
	unrealized appreciation on		unrealized depreciation on
	written options	—	written options	175,625

Total		$1,113,539		$705,672

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009 Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$—	$(55,835)	$ —	$ (55,835)
Foreign Exchange Contracts	—	—	(71,700)	(71,700)

Total	$—	$(55,835)	$(71,700)	$(127,535)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$(101,504)	$(589,433)	$ —	$(690,937)
Foreign Exchange Contracts	—	—	8,005	8,005

Total	$(101,504)	$(589,433)	$8,005	$(682,932)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009

	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	$35,551	futures contracts	$0

Total		$35,551		$0

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$934,104	$934,104	Equity Contracts	$(98,877)	$(98,877)

Total	$934,104	$934,104	Total	$(98,877)	$(98,877)

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009

	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	$34,998	futures contracts	$0

Total		$34,998		$0

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$619,282	$619,282	Equity Contracts	$(65,404)	$(65,404)

Total	$619,282	$619,282	Total	$(65,404)	$(65,404)

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009

	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$10,674	Unrealized depreciation on futures contracts	$0

Total		$10,674		$0

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$223,420	$223,420	Equity Contracts	$(38,335)	$(38,335)

Total	$223,420	$223,420	Total	$(38,335)	$(38,335)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009

	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$2,727

Total		$0		$2,727

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$110,402	$110,402	Equity Contracts	$(12,440)	$(12,440)

Total	$110,402	$110,402	Total	$(12,440)	$(12,440)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Funds; the risk that the derivative may not possess a liquid secondary market at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

(b)	Subsequent Events Evaluation

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through November 25, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements at September 30, 2009.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

(g)	Expenses

Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(h)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(i)	Distributions to Shareholders

The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(j)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date.

Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

As of September 30, 2009, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures

Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Enhanced Fundamental Index™ Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended September 30, 2009, the Funds had no open or outstanding swap contracts.

(k)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls’’ in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(l)	Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(m)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(n)	Auction Rate Securities

The Tax-Except Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Neither Fund was invested in any auction rate securities at September 30, 2009.

	(o)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

	(p)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Board has appointed a lead Trustee and an audit committee chair who receive a retainer fee of $55,000 and $50,000 per year, respectively. Telephonic meeting fees are determined according to length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index™ Large Company Growth Fund	0.75%
Enhanced Fundamental Index™ Large Company Value Fund	0.75%
Enhanced Fundamental Index™ Small Company Growth Fund	0.75%
Enhanced Fundamental Index™ Small Company Value Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the amended Fee Waiver Agreement dated July 31, 2009, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee monthly on aggregate average assets of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund in excess of $2.5 billion to pass on certain savings in the underlying sub-advisory fee arrangements.

The Trust and Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2010, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index™ Large Company Growth Fund	1.22%
Enhanced Fundamental Index™ Large Company Value Fund	1.22%
Enhanced Fundamental Index™ Small Company Growth Fund	1.22%
Enhanced Fundamental Index™ Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of September 30, 2009, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

The Advisor is currently waiving expenses in the Real Estate Securities Fund, Tax-Exempt Fixed Income Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2011	Year of Expiration 03/31/2012	Year of Expiration 03/31/2012

Real Estate Securities Fund	$—	$—	$378
Tax-Exempt Fixed Income Fund	—	32,770	25,853
Enhanced Fundamental Index™ Large Company Growth Fund	132,884	162,651	79,705
Enhanced Fundamental Index™ Large Company Value Fund	20,406	77,621	11,498
Enhanced Fundamental Index™ Small Company Growth Fund	85,646	59,941	37,193
Enhanced Fundamental Index™ Small Company Value Fund	81,433	50,363	24,760

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided that facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for Shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the actively managed Funds entered into a collective securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Effective September 17, 2008, the Enhanced Fundamental Index™ Funds entered into a collective securities lending arrangement with the custodian. Under the terms of the agreement, the Custodian is authorized to loan securities

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in fiscal year 2009 was waived.

As of September 30, 2009, the Funds (excluding the International Equity and Tax-Exempt Fund) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

As of September 30, 2009, the values of securities loaned and collateral received were as follows:

	Value of Securities Loaned	Payable for Collateral on Securities Loaned	Collateral Excess (Deficit) due to (from) Securities Lending Agent	Cost of Securities Purchased as Securities Lending Collateral	Unrealized Depreciation	Value of Securities Purchased as Securities Lending Collateral

Large Cap Growth Fund	$35,009,661	$36,191,267	$3,377,130	$39,568,397	$(6,816,253)	$32,752,144
Large Cap Value Fund	32,044,196	33,454,375	3,218,364	36,672,739	(6,281,656)	30,391,083
Small/Mid Cap
Growth Fund	16,647,495	17,428,451	(1,671,443)	15,757,008	(1,674,794)	14,082,214
Small/Mid Cap
Value Fund	13,586,833	14,341,266	(2,095,746)	12,245,520	(997,245)	11,248,275
International Equity Fund	—	—	2,159,460	2,159,460	(1,003,840)	1,155,620
Real Estate Securities Fund	11,982,881	12,510,687	(1,783,467)	10,727,220	(922,398)	9,804,822
Core Plus Fixed
Income Fund	56,200,090	57,470,127	(3,204,298)	54,265,829	(6,923,497)	47,342,332
Enhanced Fundamental
Index™ Large
Company Growth Fund	8,761,249	9,109,187	—	9,109,187	—	9,109,187
Enhanced Fundamental
Index™ Large
Company Value Fund	9,264,802	10,151,202	—	10,151,202	—	10,151,202
Enhanced Fundamental
Index™ Small
Company Growth Fund	2,289,651	2,392,489	—	2,392,489	—	2,392,489
Enhanced Fundamental
Index™ Small
Company Value Fund	972,192	1,202,038	—	1,202,038	—	1,202,038

	$186,759,050	$194,251,089	$—	$194,251,089	$(24,619,683)	$169,631,406

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

7.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2009 are summarized below.

	Purchases	Sales

Large Cap Growth Fund	$98,518,309	$127,329,797
Large Cap Value Fund	33,506,666	53,373,479
Small/Mid Cap
Growth Fund	62,690,064	70,695,675
Small/Mid Cap Value Fund	16,903,269	24,165,123
International Equity Fund	81,454,538	110,801,157
Real Estate Securities Fund	7,807,725	35,933,752
Tax-Exempt Fixed
Income Fund	57,157,209	77,843,964
Core Plus Fixed
Income Fund*	670,352,996	699,309,372
Enhanced Fundamental
IndexTM Large Company
Growth Fund	15,331,659	15,684,017
Enhanced Fundamental
IndexTM Large Company
Value Fund	10,352,684	16,185,196
Enhanced Fundamental
IndexTM Small Company
Growth Fund	2,226,639	3,226,603
Enhanced Fundamental
IndexTM Small Company
Value Fund	2,098,938	3,246,377

*	Included in these amounts were $72,055,455 of purchases and $50,707,751 of sales of U.S. Government Securities.

8.	Option Contracts Written
The premium amount and number of option contracts written during the period ended September 30, 2009 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts

Outstanding at 3/31/09	$(182,450)	(85)
Options written	(602,716)	(983)
Options expired	36,847	68
Options exercised	—	—
Options closed	580,982	822

Outstanding at 9/30/09	$(167,337)	(178)

9.	Other Tax Information

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses, foreign currency and the use of equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Large Cap
Growth
Fund	$92,362	$9,601	$(101,963)
Large Cap
Value Fund	(46)	46	—
Small/Mid
Cap Growth
Fund	560,827	111,793	(672,620)
Small/Mid
Cap Value
Fund	(3,100)	3,100	—
International
Equity
Fund	(2,420,047)	2,420,047	—
Real Estate
Securities
Fund	(808,339)	(630,583)	1,438,922
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	500,320	(888,393)	388,073
Enhanced
Fundamental
Index™
Large
Company
Growth
Fund	(235)	235	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Enhanced
Fundamental
Index™
Large
Company
Value Fund	$19	$(19)	—
Enhanced
Fundamental
Index™
Small
Company
Growth Fund	19,591	(1)	$(19,590)
Enhanced
Fundamental
Index™
Small
Company
Value Fund	6,029	(16,131)	10,102

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring:

	3/31/12	3/31/13	3/31/14

Large Cap Growth
Fund	—	—	—
Large Cap Value
Fund	—	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	—	—	—
International Equity
Fund	—	—	—
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(16,163)	(128,240)	(10,395)
Core Plus Fixed
Income Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

	3/31/15	3/31/16	3/31/17

Large Cap Growth
Fund	—	—	(46,208,208)
Large Cap Value
Fund	—	—	(55,440,627)
Small/Mid Cap
Growth Fund	—	—	(12,394,827)
Small/Mid Cap
Value Fund	—	—	(23,187,887)
International Equity
Fund	—	—	(85,366,736)
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(573,575)	(1,190,258)	(3,325,230)
Core Plus Fixed
Income Fund	—	—	—
Enhanced
Fundamental
Index™ Large
Company
Growth Fund	—	—	(9,014,609)
Enhanced
Fundamental
Index™ Large
Company
Value Fund	—	—	(11,944,558)
Enhanced
Fundamental
Index™ Small
Company
Growth Fund	—	—	(1,103,169)
Enhanced
Fundamental
Index™ Small
Company
Value Fund	—	—	(879,255)

Additionally, at March 31, 2009, the Funds deferred on a tax basis post-October 2008 losses are as follows:

Large Cap Growth Fund	58,021,138
Large Cap Value Fund	141,094,184
Small/Mid Cap Growth Fund	20,344,081
Small/Mid Cap Value Fund	8,994,164
International Equity Fund	147,004,549
Real Estate Securities Fund	3,229,975
Tax-Exempt Fixed Income Fund*	2,587,266
Core Plus Fixed Income Fund	—
Enhanced Fundamental Index™ Large
Company Growth Fund	5,759,701
Enhanced Fundamental Index™ Large
Company Value Fund	6,737,956
Enhanced Fundamental Index™ Small
Company Growth Fund	705,654
Enhanced Fundamental Index™ Small
Company Value Fund	692,070

The tax components of distributions paid during the fiscal years ended March 31, 2009 and March 31, 2008 are as follows:

	Year Ended March 31, 2009

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap
Growth Fund	41,523	—	—
Large Cap
Value Fund	8,006,993	3,926	—
Small/Mid Cap
Growth Fund	—	132,673	—
Small/Mid Cap
Value Fund	629,649	—	31,146
International
Equity Fund	2,924,385	3,267,351	—
Real Estate
Securities Fund	543,149	—	—
Tax-Exempt Fixed
Income Fund*	7,125,080	—	—
Core Plus Fixed
Income Fund	31,691,278	8,060,419	—
Enhanced
Fundamental
IndexTM Large
Company
Growth Fund	610,544	165	—

*	Contains $7,119,528 of tax-exempt income for year ended 3/31/2009.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

	Year Ended March 31, 2009

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Enhanced Fundamental Index™ Large Company Value Fund	1,211,740	19	—
Enhanced Fundamental Index™ Small Company Growth Fund	—	—	—
Enhanced Fundamental Index™ Small Company Value Fund	86,041	—	16,930

The Core Plus Fixed Income Fund and Real Estate Securities Fund had additional earnings and profits of $388,073 and $1,276,355, respectively, distributed to shareholders on redemptions. The Funds designated as long-term capital gain and ordinary income dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain and ordinary income to zero for the tax year ended 3/31/09.

	Year Ended March 31, 2008

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	12,083,393	25,705,139	—
Large Cap Value Fund	19,771,698	40,346,286	—
Small/Mid Cap Growth Fund	16,312,992	8,458,355	—
Small/Mid Cap Value Fund	2,644,017	1,652,158	26,098
International Equity Fund	35,604,336	89,693,528	—

	Year Ended March 31, 2008

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Real Estate Securities Fund	1,838,967	11,827,463	246,102
Tax-Exempt Fixed Income Fund*	7,595,946	75,847	—
Core Plus Fixed Income Fund	34,075,503	1,310,487	—
Enhanced Fundamental Index™ Large Company Growth Fund	120,947	12,263	—
Enhanced Fundamental Index™ Large Company Value Fund	138,841	8,537	—
Enhanced Fundamental Index™ Small Company Growth Fund	2,725	6,709	7,229
Enhanced Fundamental Index™ Small Company Value Fund	15,595	—	—

*	Contains $7,595,946 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (unaudited)

At March 31, 2009 the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Real Estate Securities Fund

Cost of Investments	303,408,736	277,075,029	66,542,999	76,922,814	277,795,454	76,707,171
Gross Unrealized Appreciation	11,067,294	11,424,571	4,094,571	2,220,861	5,422,481	1,396,295
Gross Unrealized Depreciation	(70,040,899)	(78,968,847)	(11,377,416)	(25,721,000)	(59,043,003)	(20,889,647)

Net Unrealized (Depreciation)	(58,973,605)	(67,544,276)	(7,282,845)	(23,500,139)	(53,620,522)	(19,493,352)

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	—	1,019,418	—	—	6,512,687	—
Undistributed Long-Term Cap Gains	—	—	—	—	—	—

Total Distributable Earnings	—	1,019,418	—	—	6,512,687	—

Other Accumulated (Losses)	(104,229,346)	(196,534,811)	(32,738,908)	(32,182,051)	(232,408,545)	(3,229,975)

Total Accumulated (Losses)	(163,202,951)	(263,059,669)	(40,021,753)	(55,682,190)	(279,516,380)	(22,723,327)

Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund	Enhanced Fundamental Index™ Large Company Growth Fund	Enhanced Fundamental Index™ Large Company Value Fund	Enhanced Fundamental Index™ Small Company Growth Fund	Enhanced Fundamental Index™ Small Company Value Fund

196,852,673	649,753,426	71,653,494	66,321,507	16,998,647	10,294,841
3,628,887	11,713,074	956,791	1,249,152	672,317	437,870
(10,191,460)	(114,407,810)	(19,243,250)	(24,921,253)	(5,310,446)	(4,489,776)

(6,562,573)	(102,694,736)	(18,286,459)	(23,672,101)	(4,638,129)	(4,051,906)

94,437	—	—	—	—	—
4,343	886,557	175,882	277,943	—	—
—	—	—	—	—	—

98,780	886,557	175,882	277,943	—	—

(7,831,127)	(46,906)	(14,774,310)	(18,682,514)	(1,808,823)	(1,571,536)

(14,294,920)	(101,855,085)	(32,884,887)	(42,076,672)	(6,446,952)	(5,623,442)

AssetMark Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2009 (unaudited)

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, Enhanced Fundamental Index™ Large Company Value Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 66%, 100%, 5%, 100%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2009, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Value Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 70%, 100%, 5%, 100%, 88%, 1%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2009, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)

For the year ended March 31, 2009, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid

Austria	107,295	16,094
Australia	679,338	—
Bermuda	29,952	—
Brazil	141,267	—
Britian	3,746,091	—
Canada	7,987	1,198
Finland	349,311	52,397
France	2,089,505	313,426
Germany	1,890,935	283,640
Greece	1,159,103	—
Hong Kong	312,228	—
Ireland	—	—
Isreal	57,737	8,917
Italy	1,284,974	192,746
Japan	1,829,903	128,012
Luxembourg	119,229	17,884
New Zealand	—	—
Russia	242,508	24,251
Singapore	217,587	—
South Korea	4,318	712
Spain	1,160,778	174,117
Sweden	810,262	121,539
Switzerland	1,260,411	189,062

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

3. Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Independent Trustees

William J. Klipp	Trustee	Indefinite Term since January 2001, Lead Independent Trustee since May 2007	Retired; President and Chief Operating Officer, Charles Schwab Investment Management, Inc. and Executive Vice President, Schwab Funds (1993 to 1999).	13	Trustee, Adelante Funds (2000-present).
c/o Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1955

R. Thomas DeBerry	Trustee	Indefinite Term since January 2001	Retired, President, DeBerry Consulting (a securities consulting firm) (1998 to 2006.	13	None
c/o Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1941

Leonard H. Rossen	Trustee	Indefinite Term since January 2001.	President, Len Rossen Consulting (a legal consulting firm) (1999-present).	13	None
c/o Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1932

Dennis G. Schmal	Trustee	Indefinite Term since July 2007.	Self-employed consultant (2003 to present).	13

Trustee, Grail Advisors ETF Trust (2009 to present); Trustee, Wells Fargo Multi-Strategy 100 Fund (closed-end hedge fund) (2008 to present); Director/ Chairman, Pacific Metrics Corp. (Educational Services) (2005 to present); Director, Varian Semiconductor Equipment Associates, Inc. (2004 to present); Director, Merriman Curhan Ford Group, Inc. (Financial Services) (2003 to present).

c/o Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1947

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustees
Ronald Cordes*	Chairperson, Trustee	Indefinite Term since January 2001.	Principal, Genworth Financial Wealth Management, Inc. (1994-present); President, AssetMark Funds (2001-2008).	13	None
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1959

Officers

Carrie E. Hansen	President	Renewed 1-Year Term since 2007

President, Genworth Financial Asset Management (GFAM) Funds (2008 to present) and President, Genworth Variable Insurance Trust (GVIT) (2008 to Present); SeniorVice President and Chief Operations Officer, GFWM (2008 to present); Senior Vice President and Managing Director, AssetMark Funds (2007 to 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 to 2008); Chief Compliance Officer, AssetMark Funds (2005 to 2008); Treasurer, AssetMark Funds (2001 to 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, Formerly AssetMark Investment Services, Inc. (2004 to 2007).

				N/A	N/A
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1970

Deborah Djeu	Vice President, Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since May 2008

Vice President, Chief Compliance Officer and AML Compliance Officer, GFAM Funds (2008 to present) and GVIT (2008 to present); Deputy Chief Compliance Officer, AssetMark Funds (2007 to 2008); Compliance Manager, GE Money (2006 to 2007); Vice President, Wells Fargo Investments LLC (2004 to 2006).

				N/A	N/A
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1962

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Danell J. Doty	Vice President, Treasurer	Renewed 1-Year Term since 2008

Director of Fund Adminstration, GFWM (2008-present); Vice President and Treasurer, GFAM Funds (2008-present) and GVIT (2008-present); Consultant, Barclays Global Investors (2007-2008); Fund Chief Compliance Officer, Barclays Global Investors Funds, Master Investment Portfolio, iShares Trust and iShares, Inc., Barclays Global Investors (2004-2007); Head of Mutual Fund Administration, Barclays Global Investors (1999-2004).

				N/A	N/A
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1963

Chris Villas-Chernak	Deputy Chief Compliance Officer, Secretary	1-Year Term since September 2006

Secretary, GFAM Funds (2009-present); Deputy Chief Compliance Officer, Secretary, GVIT (2008-present); Senior Compliance Officer, Genworth Financial Wealth Management, Inc., (2005-2009); Fund Administration & Compliance Manager, AssetMark Investment Services, Inc. (2004-2005); Fund Administration & Compliance Specialist, AssetMark Investment Services, Inc. (2002-2004).

				N/A	N/A
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1968

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements

At a meeting held on May 20, 2009 (the “May Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) conducted its annual review and consideration of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) and the Trust, on behalf of its eight actively managed series: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Actively Managed Funds”); and its four fundamental index series: AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund (the “Fundamental Index Funds” and together with the Actively Managed Funds, the “Funds”). In addition, the Board considered the renewal of a number of sub-advisory agreements (each, a “Sub-Advisory Agreement”) for the Funds. The Board, including all of the independent Trustees, determined to approve the continuance of all of the agreements.

In addition, at a meeting held on September 17, 2009 (the “September Meeting”), the Board considered and approved a new sub-advisory agreement between Delaware Management Company (“DMC”) and GFWM, on behalf of the AssetMark Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”), in the expectation that DMC, a current sub-advisor of the Tax-Exempt Fixed Income Fund, would undergo a change in ownership in the fourth quarter of 2009 or the first quarter of 2010 due to the anticipated sale of Delaware Management Holdings, Inc. and its subsidiaries, including DMC, to Macquarie Bank Limited or a subsidiary thereof (the “Transaction”). It is anticipated that the consummation of the Transaction will result in a change of control of DMC and, thus, the assignment and automatic termination of the existing sub-advisory agreement between DMC and GFWM, on behalf of the Tax-Exempt Fixed Income Fund, under its terms. The terms of the proposed new sub-advisory agreement with DMC (the “New DMC Sub-Advisory Agreement”), other than the effective date, are identical in all respects to the Sub-Advisory Agreement that had been considered and approved at the May Meeting and that was currently in effect. In order to permit DMC to continue to provide investment advisory services to the Tax-Exempt Fixed Income Fund following the Transaction, the Board considered and approved the New DMC Sub-Advisory Agreement at the September Meeting to become effective following the Transaction. The New DMC Sub-Advisory Agreement was not submitted to a vote of shareholders, in accordance with the terms of an exemptive order that GFWM and the Funds have received from the U.S. Securities and Exchange Commission.

The material terms of the Advisory Agreement are substantially identical to those of the existing Investment Advisory Agreement; the material terms of the Sub-Advisory Agreements are substantially identical to those of the existing sub-advisory agreements; and the material terms of the New DMC Sub-Advisory Agreement are substantially identical to those of the agreement that it will supersede. The Advisory Agreement, Sub-Advisory Agreements, and New DMC Sub-Advisory Agreement are collectively referred to herein as the “Agreements.”

The Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of each Fund’s portfolio. Under this structure, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of each Agreement are described below. This summary describes, in the case of each Agreement, the most important, but not all, of the factors evaluated by the Board. In preparation for the May Meeting and the September Meeting, the Trustees requested, received and considered information relevant to their consideration of each Agreement. In deciding to approve each Agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

The Advisory Agreement

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board with regard to the Funds related to, among other things: (a) the terms and conditions of the Advisory Agreement; (b) the nature, extent and quality of the services to be provided by GFWM under the Advisory Agreement, as well as the fees to be charged for such services; (c) any financial benefits that may flow to GFWM (in addition to fees) as a result of GFWM’s relationship with the Funds; (d) GFWM’s profitability in managing each Fund; (e) GFWM’s analysis of economies of scale in its operations and those of the Funds and the related fee waivers (breakpoints); and (f) GFWM’s contractual agreement to waive its fees and/or bear Fund expenses to the extent necessary to ensure that each Fund’s total expenses remain below certain levels.

In addition, during the course of the year, the Trustees received a wide variety of materials relating to the services provided by GFWM to the Funds, including (a) reports on the Funds’ investment performance; (b) reports on GFWM’s deliberations and consultations regarding the evaluation of sub-advisors; (c) monitoring of the sub-advisors’ portfolio securities trading and brokerage practices; (d) distribution, sales, and redemptions of Fund shares and related shareholder services; (e) monitoring of the other service providers; (f) compliance reports; and (g) other information relating to the nature, extent and quality of services provided by GFWM to the Funds.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel to the independent Trustees and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Agreements. The independent Trustees discussed the Agreements in communications prior to the May Meeting and during the course of the May Meeting in several private sessions with independent counsel, at which no representatives of GFWM were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to approve the Advisory Agreement both for the Funds as a whole and for each Fund. These factors and conclusions are described below.

The Nature, Extent and Quality of the Services Provided by GFWM

With respect to the nature, extent and quality of services provided by GFWM, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, GFWM maintains a primary focus on the selection, evaluation and oversight of the Funds’ various sub-advisors and considered the Advisory Agreement in this context.

The Trustees considered GFWM’s process for managing the Funds’ sub-advisors, including (a) GFWM’s ability to select and monitor the sub-advisors of the various Funds; (b) GFWM’s ability and willingness to identify instances where there may be a need to replace a sub-advisor, and to accomplish any such changes; and (c) GFWM’s use of one or more third-party investment consultants as needed from time to time. The Trustees also considered: (d) the experience, capability and integrity of GFWM’s management and other personnel; (e) the financial position of GFWM; (f) the quality of GFWM’s

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and shareholder services provided by GFWM to the Funds; and (h) GFWM’s supervision of the Funds’ third-party service providers.

The Board evaluated GFWM’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Board considered the information provided to them throughout the course of the year, as well as information gathered at visits the Trustees have paid to GFWM’s offices and at regular meetings with the Trust’s Chief Compliance Officer, at which she provides the Trustees with details regarding GFWM’s compliance functions. The Board also considered the roles of GFWM’s senior management and the extent of their involvement with the Funds, as well as GFWM’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

In connection with its approval of the Advisory Agreement on behalf of the Funds, the Board considered the services to be provided to such Funds. The Trustees discussed their experience in dealing with GFWM in its role as investment advisor to the Funds in the eight-year period since their inception. The Trustees considered the breadth and quality of services that GFWM provides to the Funds, particularly with respect to monitoring sub-advisors. The Trustees also considered that the Funds are an integral part of GFWM’s program of asset allocation and shareholder services. In addition, the Trustees considered GFWM’s ability to provide administrative and compliance-related services in connection with GFWM’s oversight of the sub-advisors’ compliance with the Funds’ respective investment objectives, policies and restrictions; review of trading and brokerage matters; and other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of the May Meeting and throughout the past year, the Trustees concluded that the nature, extent and quality of the services to be provided by GFWM to each Fund will benefit each Fund and its shareholders.

The Investment Performance of the Funds

The Board considered the overall investment performance of the Funds and evaluated Fund performance in the context of the manager-of-managers structure and the special considerations that such a structure requires. The Board also considered that GFWM continued to be proactive in seeking to replace and/or add sub-advisors with a view toward improving Fund performance over the long-term.

The Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions. The Trustees also considered each Fund’s investment performance relative to its respective benchmark index. The Trustees concluded that GFWM’s performance record in managing each of the Funds indicates that its continued management will benefit each Fund and its shareholders.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Funds’ fees and expenses. The Trustees compared the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. These materials included comparisons of each Fund’s expenses to industry averages; expense ratios of sub-advised fund families; income statement data for other investment managers; and fee schedules for the Funds’ sub-advisors.

The Trustees considered the expense limitation arrangement under which GFWM had agreed to limit the Funds’ expenses since their inception, as well as GFWM’s other efforts to reduce overall Fund expenses, and the Trustees considered GFWM’s agreement to waive a portion of its advisory fee received from the Actively Managed Funds so as to pass on to

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

shareholders a portion of the economies of scale that may result from breakpoints in certain of the sub-advisory fee schedules. The Trustees also considered each Actively Managed Fund’s fees in light of a proposal by GFWM to impose a minimum Trust asset level above which such breakpoints in the sub-advisory fee schedules would be passed on to shareholders. After comparing each Fund’s proposed fees with those of other comparable funds, and in light of the nature, extent and quality of services provided to the Funds by GFWM, as well as the costs incurred by GFWM in rendering those services, the Trustees concluded that the level of fees paid to GFWM with respect to each Fund was fair and reasonable, and that this factor supported the Board’s determination to approve the Advisory Agreement on behalf of each Fund.

The Trustees considered each of these factors in light of the benefits to the Funds of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of the fees charged by GFWM to each Fund were reasonable in relation to the services provided by GFWM.

Advisor Costs, Level of Profits and Economies of Scale

The Board also reviewed the financial information relating to GFWM and detailing GFWM’s profitability with respect to its management of the Funds. The Board considered the allocation methods used by GFWM to allocate expenses to the Funds under its profitability analysis, and the individual profitability to GFWM of each of the Funds under this methodology.

The Trustees considered GFWM’s agreement to waive advisory fees received from the Funds to the extent necessary to reflect: (1) potential economies of scale; and (2) reductions in fees that may occur as a result of certain contractual breakpoints in the schedules of fees paid by GFWM to sub-advisors of the Actively Managed Funds under the Sub-Advisory Agreements. The Trustees considered the effect that the fee waiver arrangement could have on GFWM’s profitability. The Trustees also considered other benefits received by GFWM as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of GFWM’s asset allocation investment programs and the related marketing rebates received by GFWM.

The Trustees concluded that GFWM’s cost structure was reasonable and that GFWM is sharing, and would continue to share, potential economies of scale with each Fund and its shareholders, to their benefit.

Conclusion

The Trustees indicated that, while the consideration of the continuance of the Advisory Agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded that each factor supported the Board’s decision to approve the Advisory Agreement on behalf of the Funds. No single factor was determinative to the decisions of the Trustees.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board for the Funds related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, extent and quality of the services provided to each Fund by the respective sub-advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with GFWM regarding the management of the relevant Fund.

In addition, during the course of the year, the Trustees received information relating to, among other things: (a) the quantitative performance of each sub-advisor; (b) GFWM’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each sub-advisor; (c) GFWM’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each sub-advisor, such as receipt of research from brokers, that might result from the sub-advisor’s relationship with a Fund. The Trustees considered and evaluated this information for purposes of determining whether to approve the Sub-Advisory Agreements.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The Trustees discussed the approval of the Sub-Advisory Agreements in communications prior to the May Meeting and, during the course of the May Meeting, in private sessions with independent counsel, at which no representatives of GFWM or the Sub-Advisors were present.

The Board also considered that each Sub-Advisory Agreement is substantially identical to the existing corresponding previous sub-advisory agreement, except for the effective date and term.

Factors Considered

The Trustees considered, and reached conclusions on, a number of factors in making the decisions to approve the Sub-Advisory Agreements. In so doing, the Trustees considered GFWM’s active role as a “manager-of-managers,” which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating favorable fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services

The Trustees considered each sub-advisor’s investment management process, including (a) the experience, capability and integrity of the sub-advisor’s management, investment professionals and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage and trading practices. The Trustees concluded that the nature, extent and quality of the services provided by each sub-advisor has benefited and will continue to benefit the respective Fund and its shareholders and that these factors supported the Board’s determination to approve each Sub-Advisory Agreement.

Investment Performance

The Trustees considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each sub-advisor’s investment performance relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance record in managing its relevant Fund indicates that its continued management will benefit the Fund and its shareholders.

Sub-Advisory Fees and Economies of Scale

The Trustees considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared with regard to each sub-advisor containing comparative information regarding

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2009 (unaudited)

fees. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreements’ fee schedules represented potential economies of scale that could be shared with Fund shareholders.

Conclusions

Based on their evaluation of the relevant factors, the Board, including the independent Trustees, concluded that each of the factors discussed above favored renewal of each Sub-Advisory Agreement. The Board concluded that each sub-advisory fee is reasonable; that each Fund and its shareholders have received reasonable value in return for those fees.

The New DMC Sub-Advisory Agreement

Materials Reviewed and the Review Process

In considering the approval of the New DMC Sub-Advisory Agreement for the Tax-Exempt Fixed Income Fund, the Board was able to draw on its knowledge of the Trust, the Fund and GFWM, as well as DMC. At the May Meeting, the Board had considered the approval of the Sub-Advisory Agreement with DMC, including the nature, extent and quality of services provided by DMC, DMC’s investment performance with regard to the management of its portion of the Tax-Exempt Fixed Income Fund, and the relevant sub-advisory fees.

At the September Meeting, the Board discussed the Transaction and its implications and considered the approval of the New DMC Sub-Advisory Agreement. The Board considered discussions with representatives from DMC, who attended the September Meeting in person, regarding the anticipated effects of the Transaction. GFWM recommended the approval of the New DMC Sub-Advisory Agreement, pursuant to which DMC would continue to serve as a sub-advisor of the Tax-Exempt Fixed Income Fund following the Transaction. The approval of the New DMC Sub-Advisory Agreement was recommended by GFWM because, among other factors: (i) the Transaction is not expected to have a material effect on the nature, extent or quality of the services provided by DMC to the Tax-Exempt Fixed Income Fund; (ii) the DMC personnel who have been responsible for managing DMC’s allocated portion of the Tax-Exempt Fixed Income Fund since 2006 will continue to serve in their respective capacities following the Transaction; and (iii) the terms of the New DMC Sub-Advisory Agreement were identical, in all respects other than the effective date, to the Sub-Advisory Agreement with DMC that was approved by the Board at the May Meeting, as described above.

The Board considered that the Transaction was expected to result in a change of control of DMC, and hence, the assignment and termination of the Sub-Advisory Agreement between DMC and GFWM, on behalf of the Tax-Exempt Fixed Income Fund. Because of the anticipated assignment and resulting termination of the Sub-Advisory Agreement with DMC, the Trustees, and by a separate vote, the independent Trustees, approved the New DMC Sub-Advisory Agreement between GFWM and DMC, to become effective following the Transaction.

The Board reviewed a copy of the New DMC Sub-Advisory Agreement. The Board considered that the New DMC Sub-Advisory Agreement provided for the same services and fees as the previous Sub-Advisory Agreement, and, most importantly, that the New DMC Sub-Advisory Agreement was in all respects identical to the Sub-Advisory Agreement, except for the effective date. Given that the services and fees provided under the New DMC Sub-Advisory Agreement were identical to the services and fees under the Sub-Advisory Agreement, the Board’s deliberations at the May Meeting, when the Sub-Advisory Agreement was approved, remained relevant.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including all of the independent Trustees, with the assistance of independent counsel, concluded that the approval of the New DMC Sub-Advisory Agreement was in the best interests of the Tax-Exempt Fixed Income Fund and its shareholders, and approved the New DMC Sub-Advisory Agreement with respect to the Tax-Exempt Fixed Income Fund.

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ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
AssetMark Enhanced Fundamental Index™ Large Company Value Fund
AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
AssetMark Enhanced Fundamental Index™ Small Company Value Fund

Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Capital Brokerage Corporation	Semi-Annual Report
(dba Genworth Financial Brokerage Corporation in Indiana)
6620 West Broad Street	September 30, 2009
Building 2
Richmond, VA 23230
Member FINRA

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s

President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AssetMark Funds

By	/s/ Carrie E. Hansen

Carrie E. Hansen, President

Date	11/25/2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen

Carrie E. Hansen, President

Date	11/25/2009

By	/s/ Danell J. Doty

Danell J. Doty, Treasurer

Date	11/25/2009